UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 457-3637

Date of fiscal year end: December 31, 2018

Date of reporting period: December 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-457-3637.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-457-3637. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all KP Funds if you invest directly with the Funds.

Annual Report

December 31, 2018

THE KP FUNDS	December 31, 2018

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	December 31, 2018

Dear Shareholder,

2018 saw a resurgence of volatility in the global equity markets with all major equity markets finishing in negative territory for the year. Large Cap U.S. stocks (as measured by the Russell 1000 Index) were down 4.78% for the year. Non-U.S. equity markets (as measured by the MSCI ACWI ex-US IMI Equity Index) fared even worse, posting a return of -14.76% for the year. The U.S. fixed income market was essentially flat for the year with the Bloomberg Barclays U.S. Aggregate Bond Index returning just 0.01%. U.S. listed real estate (as measured by the MSCI US REIT Index) returned -4.57% for the year, while Commodities (as measured by the Bloomberg Commodity Total Return Index) fell -11.25%.

In the face of this difficult market environment the returns for the KP Retirement Path Funds fell in a range between -2.65% for the 2015 Fund (low equity exposure) to -7.68% for the 2055 Fund (high equity exposure). The Funds generally outperformed their strategic benchmarks for the year, with the exception of the 2015 Fund (which trailed its benchmark by 0.08%). Since their inception (in January of 2014), all of the Funds have outperformed their strategic benchmarks by between 0.11% and 0.20% (annualized, net-of-fees).

In general we have been pleased with the performance of the 21 different investment management organizations that are responsible for the management of the 30 separate strategies that make up the KP Retirement Path Funds. We are also pleased with the operational infrastructure that supports the Funds which has become increasingly efficient every year. Overall, we continue to believe that the KP Retirement Path Funds are well-designed to meet the retirement savings needs of participants in Kaiser Permanente sponsored defined contribution plans.

Respectfully Submitted,

Gregory C. Allen Portfolio Manager CEO, President, Chief Research Officer	Ivan S. Cliff, CFA Portfolio Manager Director of Research	Mark Andersen Portfolio Manager Senior Vice President

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2018

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Performance for the KP Retirement Path Funds for Fiscal Year 2018 was negative across the board on an absolute basis; however, relative to the Funds’ strategic benchmarks, almost all of the Funds outperformed with the exception of the KP Retirement Path 2015 Fund. In order to better understand the sources of outperformance for the year, it is helpful to review the design of the Funds.

Each of the KP Retirement Path Funds is itself a “fund-of-funds”. This means that each of the Funds is composed of a collection of sub-funds, each with a specific purpose that contributes to the overall design. At the highest level these sub-funds can be grouped into six major categories which include: large cap US equities, small cap US equities, international equities, broad fixed income, real (or inflation sensitive) assets, and short-term fixed income. Each of the KP Retirement Path Funds varies its exposure to these asset categories over time to ensure that it is achieving the appropriate balance of capital appreciation, current income, inflation protection, and capital preservation. The 2060 Fund, for example, is primarily invested in large cap US equity, small cap US equity, and international equity. The 2015 Fund, on the other hand, has a much greater emphasis on broad fixed income, real assets, and short-term fixed income.

The performance of each Fund is compared to its own strategic benchmark. The strategic benchmarks are designed to reflect the target asset allocation for each Fund, while also assuming that each of the underlying asset classes is implemented using a passive index. While Management makes extensive use of passive strategies in the Funds’ implementation to keep costs low, we also employ a number of active strategies in our pursuit of adding value relative to the strategic benchmarks. Management does not attempt to add value by trying to time markets using tactical asset allocation. As a result, most of the relative performance of the Funds versus their strategic benchmarks can be explained by the relative performance of the strategies within each of the six underlying asset classes. Given this understanding, we can now put the relative performance of the KP Retirement Path Funds into perspective by examining the relative performance of each of the underlying asset classes.

The KP Retirement Path Funds achieve their large cap US equity exposure through the use of the KP Large Cap Equity Fund. This Fund is benchmarked to the Russell 1000 Index. The Fund employs five strategies including: a passive S&P 500 Index strategy; an active large cap growth strategy; an active large cap value strategy; and two active large cap blend strategies. The Fund returned -4.82% for the year versus -4.78% for the benchmark. This slight underperformance of -0.04% at the Fund level was largely explained by the outperformance of the active large cap growth strategy offset by the underperformance of the other active strategies. The large cap growth strategy beat its benchmark for the year by 6.33% while the other active strategies trailed their benchmarks by between 1.09%-3.13%. Large cap is a significant part of the asset allocation for all of the KP Retirement Path Funds, but since the Fund was very close to the benchmark over the year, its impact was relatively neutral across the entire fund family versus the benchmark.

The KP Retirement Path Funds achieve their small cap US equity exposure through the use of the KP Small Cap Equity Fund. This Fund is benchmarked to the Russell 2000 Index. The Fund employs seven strategies including a passive S&P 600 Index strategy, two active small cap growth strategies, two active small cap value strategies, and two active small cap blend strategies. The Fund returned -9.30% for the year versus -11.01% for the benchmark. The outperformance of 1.71% was largely explained by the outperformance of the active growth strategies, which outweighed the underperformance of the active small cap blend strategies. The growth strategies beat their benchmarks by a range of 6.02% and 12.58% respectively, while the blend strategies underperformed by 3.51% and 7.45%. Small cap is a relatively small part of the asset allocation for the KP Retirement Path Funds, but in combination with the relatively large outperformance versus its index, this contributed to the outperformance across the fund family.

The KP Retirement Path Funds achieve their international equity exposure through the use of the KP International Equity Fund. This Fund is benchmarked to the MSCI ACWI ex-US IMI Index. The Fund employs seven strategies including two passive strategies: MSCI World ex-US and MSCI World ex-US Small Cap Index strategies. The Fund also employs five active strategies including two active MSCI EAFE strategies, an active MSCI ACWI ex-US strategy, and two active emerging markets strategies. The Fund returned -13.75% for the year versus -14.76% for the benchmark. This outperformance of 1.01% was largely attributable to an active EAFE strategy which outpaced its benchmark by 4.07% and outweighed the underperformance of the two emerging markets strategies, which underperformed their benchmarks by 1.10% on average. Because international equity is a large part of the asset allocation for the KP Retirement Path Funds, this was a noteworthy source of relative outperformance across the fund family.

THE KP FUNDS	December 31, 2018

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

The KP Retirement Path Funds achieve their broad fixed income exposure through the use of the KP Fixed Income Fund. This Fund is benchmarked to the Bloomberg Barclays US Aggregate Bond Index. The Fund employs four strategies including a passive Bloomberg Barclays US Aggregate Bond Index strategy, an active Bloomberg Barclays Aggregate strategy, an active emerging markets debt strategy, and an active bank loan strategy. The KP Fixed Income Fund returned -0.86% for the year versus 0.01% for the benchmark. This underperformance of -0.87% was primarily due to the underperformance of the active emerging markets debt strategy, which underperformed its benchmark by -2.31% and had a lower return on an absolute basis relative to the overall Bloomberg Barclays US Aggregate Bond Index. Because fixed income is a large part of the asset allocation for the KP Retirement Path Funds, this underperformance had a negative impact on the relative performance of the KP Retirement Path Fund series.

The KP Retirement Path Funds achieve their real assets exposure through the use of a diversified collection of non-affiliated sub-funds each specializing in a different inflation-sensitive strategy. Collectively these strategies returned -4.80% over the measurement period versus -5.37% for their composite benchmark, resulting in relative outperformance of 0.57%. The seven underlying real assets funds had a wide range of returns, from -16.10% for the global natural resources fund to 0.38% for the floating rate loan fund. Because real assets are a relatively small part of the asset allocation for the KP Retirement Path Funds, they had only a modest impact on the relative performance across the series.

The KP Retirement Path Funds achieve their short-term fixed income exposure through the use of low-cost index strategies. These sub-funds performed in line with their benchmarks and did not have a material effect on the relative performance across the series.

The tables that follow detail the performance of each of the KP Retirement Path Funds over various periods ended December 31, 2018. The period labeled “Since January 31, 2014” represents the period over which the funds were available to KP participants.

To determine if one of these funds is an appropriate investment for you, carefully consider the fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information may be found in the fund’s summary and full prospectuses, which may be obtained by calling (855)4-KPFNDS or by visiting the website at www.kp-funds.com. Please read the prospectus carefully before investing.

The KP Retirement Path Funds and the KP Core Funds are mutual funds. They are part of The KP Funds Series Trust, an open-end management investment company that offers shares of diversified portfolios. The funds are advised by Callan LLC, a registered investment advisor. They are administered by SEI Investments Global Funds Services and distributed by SEI investments Distribution Co., which are not affiliated with Callan LLC.

Only participants in the Kaiser Permanente defined contribution plans and 403(b) plans can invest in the funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in the fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

Investing involves risk including loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Mortgage-backed securities are subject to pre-payment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Non-investment grade bonds involve greater risks of default and are more volatile than investment grade securities, due to the speculative nature of the investment. International investments involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. These risks are heightened when investing in emerging markets or in a single state.

Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected. The use of leverage by the fund managers may accelerate the velocity of potential losses. Furthermore, the use of derivatives are often more volatile than other investments and magnify the Fund’s gains or losses. Diversification does not protect against market loss.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be lower than the performance quoted. Returns greater than one year are average annual total returns. For performance data current to the most recent month end, please call 855-4-KPFNDS.

THE KP FUNDS	December 31, 2018

MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Definition of Comparitive Indices

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the Russell 3000 Index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The MSCI ACWI ex-US Investable Market Index (IMI) captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 24 Emerging Markets countries. With 6,278 constituents, the index covers approximately 99% of the global equity opportunity set outside the US.

The MSCI EAFE Index captures large, mid, small and micro cap representation across 21 Developed Markets countries (excluding Canada and the United States). With 921 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based index and measures the performance of the U.S. investment grade bond market. It invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States – including government and corporate, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

The S&P 500 Index is based on market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2015 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2020 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2025 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2030 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2035 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2040 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2045 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2050 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2055 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2060 Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP International Equity Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

†

The Fund changed it’s benchmark index to the MSCI ACWI ex-US IMI Index as of April 1, 2017. The Fund utilized the MSCI ACWI ex-US Index as it’s benchmark index through March 31, 2017. The performance data above are reflective of this change.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund
MANAGEMENT DISCUSSION AND FUND PERFORMANCE (Unaudited):

Growth of a $10,000 Investment

*	The Fund commenced operations on January 10, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 4.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 71.4%

KP Fixed Income Fund	20,688,238	$200,468

KP International Equity Fund	3,640,507	32,947

KP Large Cap Equity Fund	6,955,540	78,597

KP Small Cap Equity Fund	1,393,506	12,946

Total Affiliated Registered Investment Companies (Cost $338,736) (000)		324,958

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 28.6%

DFA Commodity Strategy Portfolio, Cl Institutional	816,124	4,252

DFA International Real Estate Securities, Cl Institutional	970,203	4,434

DFA Real Estate Securities Portfolio, Cl Institutional	270,446	8,840

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	324,635	4,386

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	465,903	$4,459

T. Rowe Price New Era Fund, Cl Institutional	122,543	3,686

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,532,687	15,281

Vanguard Short-Term Bond Index Fund, Cl Institutional	4,642,425	47,863

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,548,104	37,202

Total Unaffiliated Registered Investment Companies (Cost $134,290) (000)		130,403

Total Investments In Securities — 100.0% (Cost $473,026) (000)		$455,361

Percentages are based on Net Assets of $455,335 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$179,057	$71,207	$(42,800)	$(6,767)	$(229)	$200,468	$5,509	$—
KP International Equity Fund	36,623	11,466	(8,009)	(8,063)	930	32,947	672	1,418
KP Large Cap Equity Fund	89,342	22,656	(22,382)	(17,135)	6,116	78,597	1,321	5,386
KP Small Cap Equity Fund	16,167	4,724	(4,665)	(4,321)	1,041	12,946	90	1,852

Totals	$321,189	$110,053	$(77,856)	$(36,286)	$7,858	$324,958	$7,592	$8,656

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 74.3%

KP Fixed Income Fund	39,634,147	$384,055

KP International Equity Fund	10,754,173	97,325

KP Large Cap Equity Fund	18,113,658	204,684

KP Small Cap Equity Fund	4,277,631	39,739

Total Affiliated Registered Investment Companies (Cost $758,566) (000)		725,803

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 25.7%

DFA Commodity Strategy Portfolio, Cl Institutional	1,793,209	9,343

DFA International Real Estate Securities, Cl Institutional	2,136,341	9,763

DFA Real Estate Securities Portfolio, Cl Institutional	596,606	19,502

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	716,924	9,686

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,028,946	$9,847

T. Rowe Price New Era Fund, Cl Institutional	271,205	8,158

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,221,985	32,123

Vanguard Short-Term Bond Index Fund, Cl Institutional	8,505,409	87,691

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,708,931	65,096

Total Unaffiliated Registered Investment Companies (Cost $259,776) (000)		251,209

Total Investments In Securities — 100.0% (Cost $1,018,342) (000)		$977,012

Percentages are based on Net Assets of $976,953 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$309,890	$140,438	$(53,405)	$(12,599)	$(269)	$384,055	$10,531	$—
KP International Equity Fund	101,298	34,237	(17,221)	(23,242)	2,253	97,325	1,982	4,185
KP Large Cap Equity Fund	215,339	62,425	(44,016)	(41,544)	12,480	204,684	3,433	14,010
KP Small Cap Equity Fund	46,447	14,985	(11,591)	(12,764)	2,662	39,739	275	5,679

Totals	$672,974	$252,085	$(126,233)	$(90,149)	$17,126	$725,803	$16,221	$23,874

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 78.9%

KP Fixed Income Fund	40,853,711	$395,872

KP International Equity Fund	18,446,113	166,937

KP Large Cap Equity Fund	27,466,865	310,376

KP Small Cap Equity Fund	7,549,421	70,134

Total Affiliated Registered Investment Companies (Cost $987,382) (000)		943,319

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 21.1%

DFA Commodity Strategy Portfolio, Cl Institutional	2,228,222	11,609

DFA International Real Estate Securities, Cl Institutional	2,682,437	12,259

DFA Real Estate Securities Portfolio, Cl Institutional	758,223	24,786

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	911,286	12,311

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,307,539	$12,513

T. Rowe Price New Era Fund, Cl Institutional	345,603	10,396

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,861,715	38,501

Vanguard Short-Term Bond Index Fund, Cl Institutional	7,332,057	75,594

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	2,236,513	53,744

Total Unaffiliated Registered Investment Companies (Cost $261,906) (000)		251,713

Total Investments In Securities — 100.0% (Cost $1,249,288) (000)		$1,195,032

Percentages are based on Net Assets of $1,194,960 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$307,654	$132,318	$(31,063)	$(12,876)	$(161)	$395,872	$10,855	$—
KP International Equity Fund	164,867	56,650	(18,709)	(38,393)	2,522	166,937	3,400	7,166
KP Large Cap Equity Fund	313,441	86,717	(46,156)	(56,790)	13,164	310,376	5,206	21,205
KP Small Cap Equity Fund	77,485	25,126	(14,694)	(21,232)	3,449	70,134	486	10,004

Totals	$863,447	$300,811	$(110,622)	$(129,291)	$18,974	$943,319	$19,947	$38,375

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.1%

KP Fixed Income Fund	32,764,180	$317,485

KP International Equity Fund	23,534,473	212,987

KP Large Cap Equity Fund	30,967,905	349,937

KP Small Cap Equity Fund	9,583,106	89,027

Total Affiliated Registered Investment Companies (Cost $1,019,414) (000)		969,436

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 15.9%

DFA Commodity Strategy Portfolio, Cl Institutional	2,115,741	11,023

DFA International Real Estate Securities, Cl Institutional	2,544,267	11,627

DFA Real Estate Securities Portfolio, Cl Institutional	717,817	23,466

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	862,980	11,659

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,238,368	$11,851

T. Rowe Price New Era Fund, Cl Institutional	327,902	9,863

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,569,106	35,584

Vanguard Short-Term Bond Index Fund, Cl Institutional	3,921,021	40,426

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	1,135,527	27,287

Total Unaffiliated Registered Investment Companies (Cost $191,644) (000)		182,786

Total Investments In Securities — 100.0% (Cost $1,211,058) (000)		$1,152,222

Percentages are based on Net Assets of $1,152,153 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$238,907	$110,945	$(22,046)	$(10,198)	$(123)	$317,485	$8,699	$—
KP International Equity Fund	203,754	76,221	(21,389)	(48,365)	2,766	212,987	4,335	9,139
KP Large Cap Equity Fund	337,314	107,091	(44,511)	(62,519)	12,562	349,937	5,866	23,896
KP Small Cap Equity Fund	94,220	34,282	(16,731)	(26,646)	3,902	89,027	616	12,692

Totals	$874,195	$328,539	$(104,677)	$(147,728)	$19,107	$969,436	$19,516	$45,727

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 88.9%

KP Fixed Income Fund	29,656,420	$287,371

KP International Equity Fund	32,477,286	293,919

KP Large Cap Equity Fund	37,189,697	420,244

KP Small Cap Equity Fund	13,064,915	121,373

Total Affiliated Registered Investment Companies (Cost $1,182,597) (000)		1,122,907

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 11.1%

DFA Commodity Strategy Portfolio, Cl Institutional	2,095,609	10,918

DFA International Real Estate Securities, Cl Institutional	2,529,144	11,558

DFA Real Estate Securities Portfolio, Cl Institutional	717,298	23,449

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	862,135	11,647

Description	Shares	Value (000)

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	1,236,964	$11,838

T. Rowe Price New Era Fund, Cl Institutional	327,571	9,853

Vanguard Inflation-Protected Securities Fund, Cl Institutional	3,537,278	35,266

Vanguard Short-Term Bond Index Fund, Cl Institutional	1,633,734	16,844

Vanguard Short-Term Inflation-Protected Securities Index Fund, Cl Institutional	344,134	8,270

Total Unaffiliated Registered Investment Companies (Cost $147,838) (000)		139,643

Total Investments In Securities — 100.0% (Cost $1,330,435) (000)		$1,262,550

Percentages are based on Net Assets of $1,262,478 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the year. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$216,991	$98,453	$(18,722)	$(9,255)	$(96)	$287,371	$7,872	$—
KP International Equity Fund	277,208	106,483	(26,718)	(66,402)	3,348	293,919	5,980	12,581
KP Large Cap Equity Fund	403,680	126,093	(50,006)	(73,705)	14,182	420,244	7,042	28,625
KP Small Cap Equity Fund	127,924	46,039	(21,763)	(35,973)	5,146	121,373	839	17,256

Totals	$1,025,803	$377,068	$(117,209)	$(185,335)	$22,580	$1,122,907	$21,733	$58,462

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.3%

KP Fixed Income Fund	22,362,151	$216,689

KP International Equity Fund	34,320,712	310,602

KP Large Cap Equity Fund	35,672,254	403,097

KP Small Cap Equity Fund	13,755,172	127,786

Total Affiliated Registered Investment Companies (Cost $1,116,755) (000)		1,058,174

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 7.7%

DFA Commodity Strategy Portfolio, Cl Institutional	1,610,866	8,393

DFA International Real Estate Securities, Cl Institutional	1,945,819	8,892

DFA Real Estate Securities Portfolio, Cl Institutional	552,470	18,060

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	664,185	$8,973

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	952,944	9,120

T. Rowe Price New Era Fund, Cl Institutional	252,533	7,596

Vanguard Inflation-Protected Securities Fund, Cl Institutional	2,694,374	26,863

Total Unaffiliated Registered Investment Companies (Cost $93,969) (000)		87,897

Total Investments In Securities — 100.0% (Cost $1,210,724) (000)		$1,146,071

Percentages are based on Net Assets of $1,146,007 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$164,735	$71,279	$(12,261)	$(6,998)	$(66)	$216,689	$5,934	$—
KP International Equity Fund	290,421	110,973	(24,058)	(69,629)	2,895	310,602	6,317	13,284
KP Large Cap Equity Fund	385,954	116,506	(42,781)	(68,745)	12,163	403,097	6,752	27,434
KP Small Cap Equity Fund	132,342	47,926	(20,081)	(37,210)	4,809	127,786	884	18,151

Totals	$973,452	$346,684	$(99,181)	$(182,582)	$19,801	$1,058,174	$19,887	$58,869

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.0%

KP Fixed Income Fund	14,475,055	$140,263

KP International Equity Fund	28,440,589	257,387

KP Large Cap Equity Fund	28,099,504	317,525

KP Small Cap Equity Fund	11,402,785	105,932

Total Affiliated Registered Investment Companies (Cost $876,464) (000)		821,107

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.0%

DFA Commodity Strategy Portfolio, Cl Institutional	965,866	5,032

DFA International Real Estate Securities, Cl Institutional	1,169,047	5,343

DFA Real Estate Securities Portfolio, Cl Institutional	332,622	10,873

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	399,927	$5,403

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	573,863	5,492

T. Rowe Price New Era Fund, Cl Institutional	152,324	4,582

Vanguard Inflation-Protected Securities Fund, Cl Institutional	1,567,750	15,630

Total Unaffiliated Registered Investment Companies (Cost $56,001) (000)		52,355

Total Investments In Securities — 100.0% (Cost $932,465) (000)		$873,462

Percentages are based on Net Assets of $873,412 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$103,026	$50,160	$(8,416)	$(4,458)	$(49)	$140,263	$3,840	$—
KP International Equity Fund	227,002	103,758	(18,561)	(56,922)	2,110	257,387	5,232	10,989
KP Large Cap Equity Fund	291,029	104,440	(32,932)	(54,357)	9,345	317,525	5,316	21,568
KP Small Cap Equity Fund	104,856	44,307	(16,206)	(30,885)	3,860	105,932	733	15,015

Totals	$725,913	$302,665	$(76,115)	$(146,622)	$15,266	$821,107	$15,121	$47,572

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%

KP Fixed Income Fund	7,315,383	$70,886

KP International Equity Fund	17,326,415	156,804

KP Large Cap Equity Fund	17,000,265	192,103

KP Small Cap Equity Fund	7,027,246	65,283

Total Affiliated Registered Investment Companies (Cost $527,430) (000)		485,076

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%

DFA Commodity Strategy Portfolio, Cl Institutional	510,458	2,659

DFA International Real Estate Securities, Cl Institutional	621,703	2,841

DFA Real Estate Securities Portfolio, Cl Institutional	178,526	5,837

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	214,126	$2,893

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	307,195	2,940

T. Rowe Price New Era Fund, Cl Institutional	81,748	2,459

Vanguard Inflation-Protected Securities Fund, Cl Institutional	788,289	7,859

Total Unaffiliated Registered Investment Companies (Cost $29,525) (000)		27,488

Total Investments In Securities — 100.0% (Cost $556,955) (000)		$512,564

Percentages are based on Net Assets of $512,532 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$47,536	$29,617	$(4,074)	$(2,094)	$(99)	$70,886	$1,937	$—
KP International Equity Fund	126,616	74,007	(10,849)	(33,840)	870	156,804	3,182	6,670
KP Large Cap Equity Fund	161,162	77,286	(18,842)	(32,816)	5,313	192,103	3,210	12,999
KP Small Cap Equity Fund	58,229	32,851	(8,974)	(18,878)	2,055	65,283	451	9,215

Totals	$393,543	$213,761	$(42,739)	$(87,628)	$8,139	$485,076	$8,780	$28,884

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%

KP Fixed Income Fund	2,133,950	$20,678

KP International Equity Fund	5,734,272	51,895

KP Large Cap Equity Fund	5,603,960	63,325

KP Small Cap Equity Fund	2,284,831	21,226

Total Affiliated Registered Investment Companies (Cost $175,615) (000)		157,124

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%

DFA Commodity Strategy Portfolio, Cl Institutional	170,818	890

DFA International Real Estate Securities, Cl Institutional	207,809	950

DFA Real Estate Securities Portfolio, Cl Institutional	59,629	1,949

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	71,453	$965

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	102,586	982

T. Rowe Price New Era Fund, Cl Institutional	27,440	825

Vanguard Inflation-Protected Securities Fund, Cl Institutional	233,400	2,327

Total Unaffiliated Registered Investment Companies (Cost $9,605) (000)		8,888

Total Investments In Securities — 100.0% (Cost $185,220) (000)		$166,012

Percentages are based on Net Assets of $166,000 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$11,964	$10,774	$(1,454)	$(583)	$(23)	$20,678	$564	$—
KP International Equity Fund	34,624	32,008	(4,106)	(11,311)	680	51,895	1,050	2,198
KP Large Cap Equity Fund	43,926	35,364	(6,555)	(10,579)	1,169	63,325	1,055	4,265
KP Small Cap Equity Fund	15,711	14,154	(3,053)	(6,366)	780	21,226	146	2,982

Totals	$106,225	$92,300	$(15,168)	$(28,839)	$2,606	$157,124	$2,815	$9,445

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.6%

KP Fixed Income Fund	436,161	$4,226

KP International Equity Fund	1,170,291	10,591

KP Large Cap Equity Fund	1,143,699	12,924

KP Small Cap Equity Fund	466,209	4,331

Total Affiliated Registered Investment Companies (Cost $37,309) (000)		32,072

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.4%

DFA Commodity Strategy Portfolio, Cl Institutional	34,477	180

DFA International Real Estate Securities, Cl Institutional	41,840	191

DFA Real Estate Securities Portfolio, Cl Institutional	11,968	391

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio, Cl Institutional	14,342	$194

T. Rowe Price Institutional Floating Rate Fund, Cl Institutional	20,578	197

T. Rowe Price New Era Fund, Cl Institutional	5,488	165

Vanguard Inflation-Protected Securities Fund, Cl Institutional	50,149	500

Total Unaffiliated Registered Investment Companies (Cost $1,964) (000)		1,818

Total Investments In Securities — 100.0% (Cost $39,273) (000)		$33,890

Percentages are based on Net Assets of $33,888 (000).

Cl — Class

As of December 31, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended December 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. During the year ended December 31, 2018, there were no Level 3 investments.

For further financial information on individual registered investment companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual registered investment company’s website.

The following is a summary of the transactions with affiliates for the year ended December 31, 2018 (000):

	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 12/31/2018	Income	Capital Gain Distributions
KP Fixed Income Fund	$2,462	$2,993	$(1,101)	$(112)	$(16)	$4,226	$115	$—
KP International Equity Fund	7,123	8,709	(3,018)	(2,686)	463	10,591	215	446
KP Large Cap Equity Fund	9,032	9,880	(4,045)	(2,638)	695	12,924	216	864
KP Small Cap Equity Fund	3,231	3,840	(1,599)	(1,364)	223	4,331	30	604

Totals	$21,848	$25,422	$(9,763)	$(6,800)	$1,365	$32,072	$576	$1,914

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 97.8%

Communication Services — 9.3%

Activision Blizzard	95,151	$4,431

Alphabet, Cl A*	39,020	40,774

Alphabet, Cl C*	31,441	32,561

AMC Networks, Cl A*	5,797	318

AT&T	338,972	9,674

CBS, Cl B	14,214	621

CenturyLink	32,930	499

Charter Communications, Cl A*	6,100	1,738

Comcast, Cl A	567,542	19,325

Discovery, Cl A*	4,993	124

Discovery, Cl C*	68,372	1,578

DISH Network, Cl A*	7,484	187

Electronic Arts*	63,666	5,024

Facebook, Cl A*	298,023	39,068

IAC*	22,003	4,027

Interpublic Group of Companies	168,222	3,470

John Wiley & Sons, Cl A	27,893	1,310

Live Nation Entertainment*	14,378	708

Netflix*	31,420	8,410

News, Cl A	12,068	137

News, Cl B	3,300	38

Omnicom Group	84,102	6,160

Take-Two Interactive Software*	3,800	391

Tencent Holdings ADR	242,018	9,553

T-Mobile US*	39,075	2,486

Description	Shares	Value (000)

TripAdvisor*	3,493	$188

Twenty-First Century Fox	24,852	1,187

Twenty-First Century Fox, Cl A	51,887	2,497

Twitter*	35,836	1,030

United States Cellular*	37,529	1,950

Verizon Communications	222,888	12,531

Viacom, Cl B	69,493	1,786

Walt Disney	51,168	5,611

		219,392

Consumer Discretionary — 11.0%

Advance Auto Parts	18,340	2,888

Alibaba Group Holding ADR*	49,743	6,818

Amazon.com*	50,942	76,513

AutoZone*	1,166	978

Best Buy	27,054	1,433

Booking Holdings*	7,208	12,415

BorgWarner	7,197	250

Burlington Stores*	3,921	638

CarMax*	6,089	382

Carnival	13,857	683

Carter’s	1,819	148

Chipotle Mexican Grill, Cl A*	8,343	3,602

Columbia Sportswear	6,782	570

Darden Restaurants	24,029	2,400

Delphi Automotive*	132,739	8,173

Dick’s Sporting Goods	24,389	761

Dollar General	58,645	6,338

Dollar Tree*	8,301	750

DR Horton	11,495	398

eBay*	49,798	1,398

Expedia Group	4,080	460

Foot Locker	110,263	5,866

Ford Motor	133,252	1,019

Gap	7,062	182

Garmin	4,149	263

Garrett Motion*	1,717	21

General Motors	45,675	1,528

Genuine Parts	5,015	482

Goodyear Tire & Rubber	7,730	158

Graham Holdings, Cl B	803	514

H&R Block	29,678	753

Hanesbrands	112,694	1,412

Harley-Davidson	20,704	706

Hasbro	3,901	317

Hilton Worldwide Holdings	108,924	7,821

Home Depot	51,384	8,829

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Johnson Controls International	256,300	$7,599

Kohl’s	12,112	804

L Brands	7,525	193

Las Vegas Sands	114,574	5,964

Lear	11,476	1,410

Leggett & Platt	4,246	152

Lennar, Cl A	9,795	384

LKQ*	10,800	256

Lowe’s	86,155	7,957

Lululemon Athletica*	20,407	2,482

Macy’s	78,085	2,325

Marriott International, Cl A	9,823	1,066

Mattel*	11,408	114

McDonald’s	40,964	7,274

MGM Resorts International	17,400	422

Michael Kors Holdings*	101,458	3,847

Michaels*	8,350	113

Mohawk Industries*	2,101	246

Newell Brands	15,100	281

NIKE, Cl B	144,864	10,740

Nordstrom	42,249	1,969

Norwegian Cruise Line Holdings*	17,597	746

NVR*	897	2,186

O’Reilly Automotive*	2,751	947

PulteGroup	15,004	390

PVH	2,642	246

Ralph Lauren, Cl A	37,347	3,864

Restaurant Brands International	49,759	2,602

Ross Stores	109,523	9,112

Royal Caribbean Cruises	13,238	1,295

Skechers U.S.A., Cl A*	9,424	216

Starbucks	42,946	2,766

Tapestry	9,789	330

Target	31,604	2,089

Tesla*	15,106	5,027

Thor Industries	7,634	397

Tiffany	13,925	1,121

TJX	89,858	4,020

Tractor Supply	4,243	354

Ulta Beauty*	1,893	464

Under Armour, Cl A*	6,400	113

Under Armour, Cl C*	6,520	105

Urban Outfitters*	62,028	2,059

Vail Resorts	4,514	952

VF	11,414	814

Whirlpool	2,237	239

Description	Shares	Value (000)

Wyndham Hotels & Resorts	11,670	$530

Wynn Resorts	3,291	326

Yum! Brands	10,959	1,007

		257,782

Consumer Staples — 6.0%

Altria Group	121,957	6,023

Archer-Daniels-Midland	120,284	4,928

Brown-Forman, Cl B	5,905	281

Campbell Soup	6,213	205

Church & Dwight	8,289	545

Clorox	4,425	682

Coca-Cola	131,604	6,231

Colgate-Palmolive	54,092	3,220

Conagra Brands	26,308	562

Constellation Brands, Cl A	5,662	911

Costco Wholesale	26,599	5,419

Coty, Cl A	15,150	99

Danone	27,969	1,971

Diageo	154,353	5,499

Energizer Holdings	37,461	1,691

Estee Lauder, Cl A	30,866	4,016

Flowers Foods	23,250	429

General Mills	116,983	4,555

Hershey	13,912	1,491

Hormel Foods	9,270	396

Ingredion	8,125	743

JM Smucker	20,656	1,931

Kellogg	8,515	485

Kimberly-Clark	24,926	2,840

Kraft Heinz	21,177	912

Kroger	92,963	2,557

Lamb Weston Holdings	18,642	1,371

McCormick	4,130	575

Molson Coors Brewing, Cl B	28,341	1,592

Mondelez International, Cl A	50,017	2,002

Monster Beverage*	13,620	670

Nestle	82,244	6,677

Nu Skin Enterprises, Cl A	19,457	1,193

PepsiCo	93,163	10,293

Philip Morris International	255,324	17,045

Procter & Gamble	146,652	13,480

Reckitt Benckiser Group	27,750	2,127

Sysco	62,695	3,929

Tyson Foods, Cl A	67,017	3,579

US Foods Holding*	25,201	797

Walgreens Boots Alliance	43,421	2,967

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Walmart	151,654	$14,127

		141,046

Energy — 4.0%

Anadarko Petroleum	94,995	4,165

Apache	12,996	341

Baker Hughes a GE, Cl A	17,623	379

Cabot Oil & Gas	15,334	343

Chevron	119,346	12,984

Cimarex Energy	3,136	193

Concho Resources*	6,800	699

ConocoPhillips	156,412	9,752

Devon Energy	57,620	1,299

Diamondback Energy	33,685	3,123

EOG Resources	61,724	5,383

Exxon Mobil	271,436	18,509

Halliburton	31,839	846

Helmerich & Payne	3,887	186

Hess	8,696	352

HollyFrontier	37,827	1,934

Kinder Morgan	65,123	1,002

Marathon Oil	169,575	2,432

Marathon Petroleum	87,530	5,165

National Oilwell Varco	13,346	343

Newfield Exploration*	6,037	88

Noble Energy	16,916	317

Occidental Petroleum	69,215	4,248

Oceaneering International*	9,662	117

ONEOK	14,160	764

Parsley Energy, Cl A*	38,749	619

PBF Energy, Cl A	17,088	558

Phillips 66	22,759	1,961

Pioneer Natural Resources	7,595	999

Schlumberger	178,883	6,454

TechnipFMC	14,812	290

Valero Energy	72,226	5,415

Whiting Petroleum*	42,262	959

Williams	41,161	908

		93,127

Financials — 13.6%

Affiliated Managers Group	1,800	175

Aflac	66,043	3,009

Allstate	81,761	6,756

American Express	103,171	9,834

American Financial Group	16,494	1,493

American International Group	30,256	1,192

Ameriprise Financial	25,682	2,680

Description	Shares	Value (000)

Aon	67,767	$9,851

Arthur J Gallagher	6,200	457

Assurant	1,727	154

Assured Guaranty	7,237	277

Athene Holding, Cl A*	15,419	614

Bank of America	586,758	14,458

Bank of New York Mellon	136,447	6,423

BB&T	26,329	1,141

Berkshire Hathaway, Cl B*	114,139	23,305

BlackRock, Cl A	21,549	8,465

Brighthouse Financial*	3,832	117

Capital One Financial	61,635	4,659

Cboe Global Markets	3,900	382

Charles Schwab	207,403	8,613

Chubb	81,546	10,534

Cincinnati Financial	5,210	403

Citigroup	233,798	12,172

Citizens Financial Group	103,132	3,066

CME Group, Cl A	25,407	4,780

Comerica	5,719	393

Discover Financial Services	41,016	2,419

E*TRADE Financial	8,575	376

Erie Indemnity, Cl A	1,096	146

Everest Re Group	13,598	2,961

Fidelity National Financial	40,531	1,274

Fifth Third Bancorp	23,018	542

First American Financial	10,025	447

First Republic Bank	5,600	487

Franklin Resources	10,632	315

Goldman Sachs Group	53,663	8,964

Hartford Financial Services Group	12,307	547

Huntington Bancshares	37,876	451

Interactive Brokers Group, Cl A	14,145	773

Intercontinental Exchange	80,403	6,057

Invesco	13,273	222

Jefferies Financial Group	9,747	169

JPMorgan Chase	405,080	39,544

KeyCorp	36,034	533

Lazard, Cl A (A)	20,922	772

Lincoln National	7,357	377

Loews	9,333	425

LPL Financial Holdings	3,497	214

M&T Bank	4,924	705

Marsh & McLennan	17,501	1,396

MetLife	138,591	5,691

Moody’s	28,111	3,937

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Morgan Stanley	117,139	$4,645

Morningstar	588	65

MSCI, Cl A	14,885	2,194

Nasdaq	62,288	5,081

Northern Trust	7,492	626

Old Republic International	8,671	178

People’s United Financial	12,954	187

PNC Financial Services Group	115,957	13,557

Popular	12,688	599

Principal Financial Group	20,676	913

Progressive	99,326	5,992

Prudential Financial	28,492	2,324

Raymond James Financial	4,300	320

Regions Financial	193,773	2,593

Reinsurance Group of America, Cl A	21,059	2,953

S&P Global	26,136	4,442

State Street	69,213	4,365

SunTrust Banks	28,971	1,461

SVB Financial Group*	1,800	342

Synchrony Financial	81,011	1,901

T Rowe Price Group	29,904	2,761

TD Ameritrade Holding	60,702	2,972

Torchmark	3,587	267

Travelers	86,100	10,310

Unum Group	7,555	222

US Bancorp	249,299	11,393

Voya Financial	7,261	291

Wells Fargo	458,524	21,129

Willis Towers Watson	4,522	687

Zions Bancorp	22,347	910

		320,827

Health Care — 17.5%

Abbott Laboratories	191,598	13,858

AbbVie	73,154	6,744

ABIOMED*	9,146	2,973

Agilent Technologies	28,017	1,890

Alexion Pharmaceuticals*	31,268	3,044

Align Technology*	2,500	524

Allergan	27,881	3,727

AmerisourceBergen, Cl A	5,301	394

Amgen	58,038	11,298

Anthem	37,726	9,908

Baxter International	97,315	6,405

Becton Dickinson	46,855	10,557

Biogen*	32,231	9,699

Boston Scientific*	55,450	1,960

Description	Shares	Value (000)

Bristol-Myers Squibb	174,199	$9,055

Cardinal Health	46,798	2,087

Celgene*	103,990	6,665

Centene*	30,290	3,492

Cerner*	11,249	590

Charles River Laboratories International*	10,224	1,157

Cigna	141,016	26,782

Cooper	5,394	1,373

CVS Health	44,401	2,909

Danaher	95,834	9,882

DaVita*	4,348	224

DENTSPLY SIRONA	7,749	288

DexCom*	15,400	1,845

Edwards Lifesciences*	7,282	1,115

Eli Lilly	101,006	11,688

Exelixis*	202,893	3,991

Gilead Sciences	86,839	5,432

HCA Healthcare	70,224	8,739

Henry Schein*	5,353	420

Hologic*	9,200	378

Humana	48,422	13,872

ICU Medical*	641	147

IDEXX Laboratories*	8,401	1,563

Illumina*	5,060	1,518

Incyte*	6,000	382

Intuitive Surgical*	23,325	11,171

IQVIA Holdings*	7,271	845

Johnson & Johnson	330,196	42,612

Laboratory Corp of America Holdings*	3,503	443

McKesson	57,821	6,388

MEDNAX*	43,608	1,439

Medtronic	198,878	18,090

Merck	265,574	20,293

Mettler-Toledo International*	800	452

Mylan*	17,708	485

Nektar Therapeutics, Cl A*	5,900	194

Novartis	13,019	1,113

PerkinElmer	3,896	306

Perrigo	4,132	160

Pfizer	719,583	31,410

Premier, Cl A*	26,518	990

QIAGEN*	6,730	232

Quest Diagnostics	4,762	397

Regeneron Pharmaceuticals*	8,219	3,070

ResMed	19,891	2,265

Roche Holding	5,463	1,353

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Stryker	66,203	$10,377

TESARO*	475	35

Thermo Fisher Scientific	39,236	8,781

United Therapeutics*	9,883	1,076

UnitedHealth Group	120,618	30,048

Universal Health Services, Cl B	2,900	338

Varian Medical Systems*	16,784	1,902

Vertex Pharmaceuticals*	64,978	10,768

Waters*	2,559	483

WellCare Health Plans*	13,175	3,110

Zimmer Biomet Holdings	6,998	726

Zoetis, Cl A	16,672	1,426

		411,353

Industrials — 9.9%

3M	46,057	8,776

Acuity Brands	5,840	671

Alaska Air Group	4,100	249

Allegion	3,256	260

Allison Transmission Holdings	23,814	1,046

American Airlines Group	14,249	458

AMETEK	8,148	552

AO Smith	4,700	201

Arconic	14,655	247

Boeing	128,076	41,304

Canadian National Railway	30,230	2,240

Caterpillar	46,718	5,936

CH Robinson Worldwide	4,764	401

Cintas	2,976	500

Copa Holdings, Cl A	1,631	128

Copart*	7,100	339

Crane	25,502	1,841

CSX	27,504	1,709

Cummins	12,983	1,735

Curtiss-Wright	8,545	873

Deere	11,067	1,651

Delta Air Lines	78,150	3,900

Dover	5,063	359

Dun & Bradstreet	20,937	2,989

Eaton	109,621	7,527

Emerson Electric	21,818	1,304

Equifax	36,146	3,366

Expeditors International of Washington	5,958	406

Fastenal	9,809	513

FedEx	14,977	2,416

Flowserve	4,243	161

Description	Shares	Value (000)

Fluor	5,085	$164

Fortive	35,778	2,421

Fortune Brands Home & Security	4,700	179

General Dynamics	13,447	2,114

General Electric	301,738	2,284

Harris	4,012	540

HD Supply Holdings*	22,869	858

Honeywell International	135,757	17,936

Huntington Ingalls Industries	11,226	2,136

IDEX	7,794	984

IHS Markit*	12,630	606

Illinois Tool Works	57,211	7,248

Ingersoll-Rand	87,190	7,954

Jacobs Engineering Group	4,330	253

JB Hunt Transport Services	3,000	279

JetBlue Airways*	92,338	1,483

Kansas City Southern	22,922	2,188

KAR Auction Services	28,955	1,382

L3 Technologies	5,179	899

Lockheed Martin	25,580	6,698

ManpowerGroup	16,917	1,096

Masco	10,086	295

Nielsen Holdings	12,100	282

Norfolk Southern	17,263	2,581

Northrop Grumman	51,439	12,597

nVent Electric	27,492	617

Oshkosh	1,980	121

PACCAR	12,117	692

Parker-Hannifin	4,560	680

Pentair	25,835	976

Quanta Services	4,776	144

Raytheon	27,772	4,259

Regal Beloit	11,005	771

Republic Services, Cl A	7,471	539

Resideo Technologies*	3,062	63

Robert Half International	53,248	3,046

Rockwell Automation	4,142	623

Rollins	5,250	190

Roper Technologies	3,573	952

Snap-on	1,829	266

Southwest Airlines	45,812	2,129

Spirit AeroSystems Holdings, Cl A	56,362	4,063

Stanley Black & Decker	37,260	4,462

Teledyne Technologies*	3,528	731

Terex	4,547	125

Textron	8,214	378

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

TransDigm Group*	1,700	$578

Union Pacific	60,783	8,402

United Continental Holdings*	24,110	2,019

United Parcel Service, Cl B	47,598	4,642

United Rentals*	2,729	280

United Technologies	69,627	7,414

Verisk Analytics, Cl A*	5,800	632

Waste Connections	43,453	3,226

Waste Management	65,936	5,868

WW Grainger	13,243	3,739

Xylem	6,222	415

		232,557

Information Technology — 19.8%

Accenture, Cl A	115,430	16,277

Adobe*	66,767	15,105

Advanced Micro Devices*	29,700	548

Akamai Technologies*	22,726	1,388

Alliance Data Systems	1,580	237

Amdocs	40,112	2,350

Amphenol, Cl A	10,352	839

Analog Devices	40,460	3,473

ANSYS*	8,640	1,235

Apple	366,118	57,751

Applied Materials	77,939	2,552

Arista Networks*	1,800	379

ASML Holding, Cl G	10,305	1,604

Aspen Technology*	20,647	1,697

Autodesk*	7,508	966

Automatic Data Processing	15,168	1,989

Black Knight*	24,971	1,125

Booz Allen Hamilton Holding, Cl A	9,812	442

Broadcom	31,401	7,985

Broadridge Financial Solutions	35,222	3,390

Cadence Design Systems*	34,850	1,515

CDW	38,184	3,095

Cisco Systems	295,251	12,793

Citrix Systems	4,442	455

Cognizant Technology Solutions, Cl A	112,893	7,166

Corning	27,823	841

Dell Technologies, Cl C*	16,754	819

DXC Technology	112,303	5,971

EPAM Systems*	9,317	1,081

F5 Networks*	30,294	4,909

Fidelity National Information Services	97,423	9,991

First Data, Cl A*	20,217	342

Fiserv*	74,170	5,451

Description	Shares	Value (000)

FleetCor Technologies*	3,003	$558

FLIR Systems	9,902	431

Fortinet*	37,995	2,676

Gartner*	3,167	405

Global Payments	48,184	4,969

Hewlett Packard Enterprise	50,245	664

HP	112,728	2,306

Intel	325,973	15,298

International Business Machines	66,520	7,561

Intuit	90,252	17,766

IPG Photonics*	1,300	147

Jack Henry & Associates	2,600	329

Juniper Networks	11,980	322

Keysight Technologies*	20,155	1,251

KLA-Tencor	19,170	1,716

Lam Research	14,613	1,990

Marvell Technology Group	9,333	151

Mastercard, Cl A	46,214	8,718

Maxim Integrated Products	112,628	5,727

Microchip Technology	7,946	571

Micron Technology*	139,006	4,411

Microsoft	824,938	83,789

Motorola Solutions	5,765	663

NetApp	8,894	531

NVIDIA	36,372	4,856

Oracle	173,691	7,842

Palo Alto Networks*	10,816	2,037

Paychex	10,967	715

PayPal Holdings*	127,653	10,734

Perspecta	18,210	314

Qorvo*	4,100	249

QUALCOMM	41,581	2,366

Red Hat*	58,109	10,206

salesforce.com*	67,709	9,274

Seagate Technology	8,869	342

ServiceNow*	17,913	3,189

Skyworks Solutions	6,000	402

Splunk*	32,008	3,356

Symantec	221,742	4,190

Synopsys*	26,961	2,271

TE Connectivity	12,015	909

Texas Instruments	162,311	15,338

Total System Services	16,834	1,368

Twilio, Cl A*	27,989	2,499

Ubiquiti Networks	5,625	559

VeriSign*	3,612	536

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Visa, Cl A	219,363	$28,943

VMware, Cl A*	46,533	6,381

Western Digital	25,164	930

Western Union	15,563	266

Workday, Cl A*	23,145	3,696

Xerox	6,504	129

Xilinx	8,819	751

Zebra Technologies, Cl A*	10,924	1,739

Zendesk*	25,246	1,474

		466,572

Materials — 2.0%

Air Products & Chemicals	23,851	3,817

Albemarle	3,700	285

Avery Dennison	2,868	258

Ball	11,604	534

Berry Global Group*	39,515	1,878

Celanese, Cl A	16,583	1,492

CF Industries Holdings	8,151	355

Crown Holdings*	21,850	908

Domtar	9,547	335

DowDuPont	106,046	5,671

Eastman Chemical	4,686	343

Ecolab	8,767	1,292

FMC	4,432	328

Freeport-McMoRan	70,844	730

Huntsman	6,292	121

International Flavors & Fragrances	3,442	462

International Paper	39,831	1,608

Linde	18,908	2,950

LyondellBasell Industries, Cl A	53,336	4,435

Martin Marietta Materials	2,100	361

Mosaic	11,981	350

Newmont Mining	27,349	948

Nucor	10,842	562

Olin	5,816	117

Packaging Corp of America	3,082	257

PPG Industries	86,496	8,842

Sealed Air	5,342	186

Sherwin-Williams	13,038	5,130

Steel Dynamics	69,261	2,081

Vulcan Materials	4,427	437

Westrock	8,678	328

WR Grace	10,084	655

		48,056

Real Estate — 1.6%

Alexandria Real Estate Equities‡	3,600	415

Description	Shares	Value (000)

American Tower, Cl A‡	26,875	$4,251

Apartment Investment & Management, Cl A‡	5,554	244

AvalonBay Communities‡	4,712	820

Boston Properties‡	5,324	599

CBRE Group, Cl A*	70,378	2,818

Crown Castle International‡	14,373	1,561

Digital Realty Trust‡	7,000	746

Duke Realty‡	12,200	316

Equinix‡	2,771	977

Equity LifeStyle Properties‡	37,562	3,648

Equity Residential‡	12,684	837

Essex Property Trust‡	2,232	547

Extra Space Storage‡	4,400	398

Federal Realty Investment Trust‡	2,500	295

Gaming and Leisure Properties‡	40,490	1,308

HCP‡	16,295	455

Host Hotels & Resorts‡	24,918	415

Iron Mountain‡	9,686	314

Kimco Realty‡	13,845	203

Liberty Property Trust‡	15,160	635

Macerich‡	3,745	162

Mid-America Apartment Communities‡	4,000	383

Park Hotels & Resorts‡	32,382	841

Prologis‡	81,225	4,770

Public Storage‡	13,420	2,716

Realty Income‡	10,400	656

Regency Centers‡	5,900	346

SBA Communications, Cl A‡ *	4,000	648

Simon Property Group‡	10,703	1,798

SL Green Realty‡	14,898	1,178

UDR‡	9,300	369

Ventas‡	12,313	722

Vornado Realty Trust‡	5,803	360

Welltower‡	12,803	889

Weyerhaeuser‡	25,882	566

		38,206

Utilities — 3.1%

AES	23,096	334

Alliant Energy	8,000	338

Ameren	27,616	1,801

American Electric Power	50,096	3,744

American Water Works	26,887	2,441

Avangrid	3,983	200

CenterPoint Energy	115,395	3,258

CMS Energy	9,464	470

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Description	Shares	Value (000)

Consolidated Edison	41,341	$3,161

Dominion Energy	22,815	1,630

DTE Energy	6,408	707

Duke Energy	118,374	10,216

Edison International	11,268	640

Entergy	6,254	538

Evergy	9,200	522

Eversource Energy	10,905	709

Exelon	293,789	13,250

FirstEnergy	17,033	640

NextEra Energy	27,098	4,710

NiSource	12,446	315

NRG Energy	10,364	410

OGE Energy	45,232	1,773

PG&E*	17,305	411

Pinnacle West Capital	14,103	1,202

PPL	25,199	714

Public Service Enterprise Group	83,754	4,359

SCANA	4,806	230

Sempra Energy	33,846	3,662

Southern	144,114	6,329

WEC Energy Group	10,920	756

Xcel Energy	57,872	2,851

		72,321

Total Common Stock (Cost $2,181,147) (000)		2,301,239

EXCHANGE TRADED FUND — 0.3%

iShares Russell 1000 ETF	40,859	5,667

Total Exchange Traded Fund (Cost $5,982) (000)		5,667

PREFERRED STOCK — 0.2%

Air BNB, Ser D* (B) (C)	11,406	1,211

Air BNB, Ser E* (B) (C)	6,939	736

Magic Leap* (B) (C)	5,553	150

Magic Leap, Ser C* (B) (C)	13,521	365

Uber Technologies, Ser A* (B) (C)	370	18

Uber Technologies, Ser B* (B) (C)	141	7

Uber Technologies, Ser C1* (B) (C)	37	2

Uber Technologies, Ser C2* (B) (C)	30	1

Uber Technologies, Ser D* (B) (C)	34	2

Uber Technologies, Ser E* (B) (C)	21,088	1,028

Uber Technologies, Ser G* (B) (C)	7,921	386

Uber Technologies, Ser G1* (B) (C)	81	4

Uber Technologies, Ser SEED* (B) (C)	135	7

Description	Shares	Value (000)

Uber Technologies, Ser Sr A* (B) (C)	53	$3

Total Preferred Stock (Cost $2,691) (000)		3,920

SHORT-TERM INVESTMENT — 1.3%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.240%, (D)	30,995,076	30,995

Total Short-Term Investment (Cost $30,995) (000)		30,995

Total Investments In Securities — 99.6% (Cost $2,220,815) (000)		$2,341,821

Percentages are based on net assets of $2,352,152 (000).

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Depreciation
S&P 500 Index E-MINI	109	Mar-2019	$14,256	$13,653	$(603)

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At December 31, 2018, this security amounted to $772 (000) or 0.0% of Net Assets.
(B)

Level 3 security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2018, was $3,920 (000) and represented 0.2% of Net Assets.

(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of December 31, 2018.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

Ser — Series

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$2,301,239	$—	$—	$2,301,239
Exchange Traded Fund	5,667	—	—	5,667
Preferred Stock	—	—	3,920	3,920
Short-Term Investment	30,995	—	—	30,995

Total Investments in Securities	$2,337,901	$—	$3,920	$2,341,821

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Large Cap Equity Fund

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(603)	$—	$—	$(603)

Total Other Financial Instruments	$(603)	$—	$—	$(603)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2018 there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.9%

Communication Services — 2.7%

AH Belo, Cl A	197,880	$667

ATN International	18,972	1,357

Beasley Broadcast Group, Cl A	110,793	416

Cardlytics*	99,827	1,081

Cincinnati Bell*	15,006	117

Cogent Communications Holdings	12,370	559

Consolidated Communications Holdings	20,915	207

EW Scripps, Cl A	17,213	271

Frontier Communications	30,700	73

Gannett	33,801	288

Glu Mobile*	176,942	1,428

IAC*	21,378	3,913

Iridium Communications*	29,242	540

John Wiley & Sons, Cl A	78,346	3,680

Madison Square Garden*	5,012	1,342

Marcus	5,860	231

Meredith	80,832	4,198

New Media Investment Group	15,820	183

Nexstar Media Group, Cl A	17,813	1,401

ORBCOMM*	119,003	983

QuinStreet*	86,779	1,408

Scholastic	8,306	334

Spok Holdings	5,100	68

TechTarget*	6,500	79

Description	Shares	Value (000)

Vonage Holdings*	65,189	$569

World Wrestling Entertainment, Cl A	23,072	1,724

		27,117

Consumer Discretionary — 13.2%

1-800-Flowers.com, Cl A*	169,769	2,076

Aaron’s	20,540	864

Abercrombie & Fitch, Cl A	19,693	395

Advance Auto Parts	10,119	1,593

American Axle & Manufacturing Holdings*	154,256	1,712

American Public Education*	4,792	136

Asbury Automotive Group*	5,862	391

Ascena Retail Group*	54,377	137

Aspen Group*	136,871	750

Barnes & Noble	18,089	128

Barnes & Noble Education*	11,026	44

Belmond, Cl A*	26,528	664

Big Lots	77,591	2,244

BJ’s Restaurants	25,225	1,276

BMC Stock Holdings*	85,954	1,331

Buckle	8,239	159

Burlington Stores*	6,040	983

Caleres	12,781	356

Callaway Golf	26,316	403

Career Education*	20,867	238

Carrols Restaurant Group*	183,297	1,804

Carter’s	24,501	2,000

Cato, Cl A	6,513	93

Cavco Industries*	2,517	328

Century Casinos*	352,936	2,608

Chegg*	145,382	4,132

Chico’s FAS	36,900	207

Children’s Place	4,823	435

Chuy’s Holdings*	115,039	2,041

Cooper Tire & Rubber	221,671	7,167

Cooper-Standard Holdings*	4,894	304

Core-Mark Holding	13,697	318

Crocs*	20,082	522

Dave & Buster’s Entertainment	31,151	1,388

Deckers Outdoor*	4,655	596

Del Frisco’s Restaurant Group*	288,376	2,062

Dine Brands Global	22,846	1,538

Dorman Products*	23,093	2,079

DSW, Cl A	76,949	1,901

Duluth Holdings, Cl B*	24,785	625

El Pollo Loco Holdings*	6,356	96

Eldorado Resorts*	54,385	1,969

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Ethan Allen Interiors	7,134	$126

Etsy*	101,221	4,815

Express*	19,647	100

Extended Stay America	189,895	2,943

Fiesta Restaurant Group*	6,855	106

Five Below*	33,599	3,438

Fossil Group*	13,363	210

Fox Factory Holding*	37,135	2,186

Francesca’s Holdings*	11,062	11

GameStop, Cl A	30,171	381

Garrett Motion*	21,860	270

Genesco*	5,922	262

Gentherm*	10,385	415

G-III Apparel Group*	149,593	4,172

Golden Entertainment*	112,826	1,808

Grand Canyon Education*	17,600	1,692

Group 1 Automotive	5,350	282

GrubHub*	27,792	2,135

Guess?	16,999	353

Habit Restaurants, Cl A*	101,522	1,066

Haverty Furniture	5,712	107

Helen of Troy*	8,950	1,174

Hibbett Sports*	5,528	79

Inspired Entertainment*	71,742	344

Installed Building Products*	6,501	219

iRobot*	33,312	2,790

JC Penney*	92,313	96

Kirkland’s*	4,305	41

La-Z-Boy, Cl Z	13,865	384

LCI Industries	7,594	507

LGI Homes*	5,564	252

Liquidity Services*	45,967	284

Lithia Motors, Cl A	6,658	508

Lovesac*	69,834	1,602

Lululemon Athletica*	23,118	2,811

Lumber Liquidators Holdings*	8,604	82

M/I Homes*	8,597	181

Malibu Boats, Cl A*	14,435	502

MarineMax*	7,034	129

MDC Holdings	155,703	4,377

Meritage Homes*	11,082	407

Modine Manufacturing*	231,125	2,498

Monarch Casino & Resort*	3,467	132

Monro	72,744	5,001

Motorcar Parts of America*	5,559	93

Movado Group	4,851	153

Description	Shares	Value (000)

Nautilus*	8,936	$97

Noodles, Cl A*	125,960	880

Nutrisystem	8,774	385

Office Depot	164,110	423

Oxford Industries	5,014	356

Papa John’s International	55,327	2,203

PetMed Express	6,000	140

Planet Fitness, Cl A*	29,075	1,559

PlayAGS*	44,120	1,015

Red Robin Gourmet Burgers*	3,766	101

Regis*	9,634	163

Rent-A-Center, Cl A*	13,383	217

RH*	5,584	669

Ruth’s Hospitality Group	8,380	191

SeaWorld Entertainment*	43,000	950

ServiceMaster Global Holdings*	26,705	981

Shake Shack, Cl A*	7,709	350

Shoe Carnival	3,168	106

Shutterfly*	9,952	401

Shutterstock	5,549	200

Sleep Number*	30,716	975

Sonic Automotive, Cl A	7,160	99

Stamps.com*	5,064	788

Standard Motor Products	6,070	294

Steven Madden	23,572	713

Strategic Education	31,232	3,542

Sturm Ruger	40,962	2,180

Superior Industries International	6,299	30

Tailored Brands	14,881	203

Tiffany	14,923	1,201

Tile Shop Holdings	10,401	57

TopBuild*	10,584	476

Ulta Beauty*	11,388	2,788

Unifi*	4,079	93

Universal Electronics*	4,403	111

Urban Outfitters*	38,449	1,277

Vail Resorts	6,647	1,401

Vera Bradley*	5,962	51

Vista Outdoor*	17,001	193

Vitamin Shoppe*	5,854	28

Waitr Holdings*	34,690	387

William Lyon Homes, Cl A*	9,632	103

Wingstop, Cl A	8,745	561

Winnebago Industries	8,478	205

Wolverine World Wide	28,246	901

Wyndham Hotels & Resorts	23,225	1,054

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Zumiez*	5,373	$103

		132,818

Consumer Staples — 4.7%

Andersons	134,013	4,006

Avon Products*	129,681	197

B&G Foods	67,431	1,949

Calavo Growers	4,694	342

Cal-Maine Foods	8,990	380

Casey’s General Stores	48,779	6,251

Central Garden & Pet*	2,967	102

Central Garden & Pet, Cl A*	12,215	382

Chefs’ Warehouse*	50,574	1,617

Coca-Cola Bottling Consolidated	1,403	249

Darling Ingredients*	249,777	4,806

Dean Foods	26,459	101

Energizer Holdings	56,471	2,550

Flowers Foods	135,175	2,497

Freshpet*	34,135	1,098

Herbalife Nutrition*	33,991	2,004

Inter Parfums	35,069	2,299

J&J Snack Foods	4,492	649

John B Sanfilippo & Son	2,524	140

Medifast	3,532	442

MGP Ingredients	3,770	215

Nu Skin Enterprises, Cl A	23,216	1,424

Post Holdings*	19,450	1,734

Sanderson Farms	62,512	6,207

Seneca Foods, Cl A*	1,835	52

Simply Good Foods*	88,385	1,670

SpartanNash	10,536	181

United Natural Foods*	15,300	162

Universal	49,594	2,686

WD-40	4,160	762

		47,154

Energy — 2.7%

Archrock	38,663	290

Ardmore Shipping*	209,957	981

Bonanza Creek Energy*	5,600	116

Bristow Group*	10,436	25

C&J Energy Services*	19,010	257

Callon Petroleum*	597,980	3,881

Capital Product Partners (A)	202,850	424

CARBO Ceramics*	6,259	22

Carrizo Oil & Gas*	25,142	284

Cloud Peak Energy*	22,702	8

CONSOL Energy*	8,300	263

Description	Shares	Value (000)

Denbury Resources*	137,155	$235

Diamondback Energy	10,442	968

Eclipse Resources*	532,335	559

Era Group*	6,300	55

Euronav	182,114	1,262

Exterran*	9,382	166

Geospace Technologies*	3,914	40

Green Plains	144,203	1,891

Gulf Island Fabrication	3,100	22

Gulfport Energy*	48,000	314

Helix Energy Solutions Group*	40,755	220

HighPoint Resources*	32,971	82

Keane Group*	100,805	825

KLX Energy Services Holdings*	6,400	150

Laredo Petroleum*	44,600	161

Matrix Service*	8,479	152

Nabors Industries	420,770	842

Newpark Resources*	26,476	182

Noble*	73,644	193

Oceaneering International*	29,684	359

Oil States International*	141,903	2,026

Par Pacific Holdings*	8,391	119

PDC Energy*	19,735	587

Penn Virginia*	4,120	223

Pioneer Energy Services*	23,574	29

Profire Energy*	130,990	190

ProPetro Holding*	21,930	270

Renewable Energy Group*	11,010	283

REX American Resources*	1,686	115

Ring Energy*	202,652	1,029

RPC	84,426	833

SEACOR Holdings*	5,150	191

Southwestern Energy*	857,340	2,924

SRC Energy*	71,703	337

Superior Energy Services*	46,800	157

TETRA Technologies*	37,076	62

Unit*	16,100	230

US Silica Holdings	23,110	235

Whiting Petroleum*	81,951	1,859

World Fuel Services	33,210	711

		27,639

Financials — 17.2%

Amalgamated Bank, Cl A	35,345	689

Ambac Financial Group*	13,600	234

American Equity Investment Life Holding	65,786	1,838

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

American Financial Group	41,014	$3,713

Ameris Bancorp	11,808	374

AMERISAFE	76,600	4,342

Apollo Commercial Real Estate Finance‡	33,591	560

ARMOUR Residential‡	12,488	256

Axos Financial*	16,454	414

Banc of California	12,405	165

Bank of Hawaii	53,903	3,629

Banner	31,431	1,681

Berkshire Hills Bancorp	46,543	1,255

Blucora*	55,951	1,490

Boston Private Financial Holdings	24,902	263

Bridgewater Bancshares*	68,790	726

Brookline Bancorp	23,786	329

Byline Bancorp*	70,080	1,167

Capstar Financial Holdings	127,403	1,877

Capstead Mortgage‡	27,131	181

Carolina Financial	105,127	3,111

Central Pacific Financial	8,700	212

Chemical Financial	29,156	1,067

City Holding	4,897	331

Civista Bancshares	59,472	1,036

Columbia Banking System	131,902	4,787

Commerce Bancshares	77,268	4,356

Community Bank System	15,241	889

Community Bankers Trust*	296,026	2,137

Customers Bancorp*	77,740	1,415

CVB Financial	246,473	4,986

Dime Community Bancshares	9,319	158

Donnelley Financial Solutions*	9,884	139

Eagle Bancorp*	9,332	455

Eagle Bancorp Montana	36,008	582

eHealth*	45,076	1,732

Employers Holdings	9,791	411

Encore Capital Group*	7,492	176

Enova International*	10,006	195

Entegra Financial*	73,084	1,516

Evans Bancorp	50,553	1,643

EZCORP, Cl A*	15,334	118

FB Financial	87,141	3,052

Fidelity Southern	6,714	175

First BanCorp	65,350	562

First Bancorp NC	39,459	1,289

First Busey	73,260	1,798

First Commonwealth Financial	29,971	362

First Community	57,234	1,112

Description	Shares	Value (000)

First Financial Bancorp	78,680	$1,866

First Financial Bankshares	20,187	1,165

First Hawaiian	144,655	3,256

First Horizon National	140,881	1,854

First Internet Bancorp	99,575	2,035

First Midwest Bancorp	31,791	630

FirstCash	31,769	2,298

Flagstar Bancorp*	8,800	232

FNB	382,487	3,764

Franklin Financial Network*	3,600	95

Glacier Bancorp	25,179	998

Granite Point Mortgage Trust‡	13,000	234

Great Western Bancorp	17,363	543

Green Bancorp	68,545	1,175

Green Dot, Cl A*	103,486	8,229

Greenhill	5,000	122

Guaranty Bancorp	110,617	2,295

Guaranty Bancshares	25,104	749

Hanmi Financial	9,374	185

Hannon Armstrong Sustainable Infrastructure Capital‡	87,472	1,666

HCI Group	2,200	112

Heritage Commerce	41,447	470

Heritage Financial	9,900	294

HomeStreet*	7,997	170

Hope Bancorp	36,742	436

Horace Mann Educators	64,896	2,430

IBERIABANK	34,159	2,196

Independent Bank	8,392	590

International. FCStone*	4,716	172

Invesco Mortgage Capital‡	33,540	486

Investar Holding	39,402	977

Investment Technology Group	9,762	295

James River Group Holdings	102,183	3,734

Kemper	25,360	1,683

LegacyTexas Financial Group	13,430	431

LPL Financial Holdings	12,600	770

Maiden Holdings	20,065	33

Malvern Bancorp*	26,192	517

Meta Financial Group	8,032	156

MSCI, Cl A	5,455	804

National Bank Holdings, Cl A	97,031	2,995

Navigators Group	6,953	483

NBT Bancorp	13,008	450

New York Mortgage Trust‡	47,045	277

NMI Holdings, Cl A*	19,524	348

Northfield Bancorp	14,347	194

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Northwest Bancshares	30,818	$522

OFG Bancorp	13,009	214

Old Line Bancshares	58,881	1,550

Old National Bancorp	78,742	1,213

Old Point Financial	20,693	452

Opus Bank	79,183	1,551

Oritani Financial	11,563	171

Orrstown Financial Services	29,211	532

Pacific City Financial	12,154	190

Pacific Premier Bancorp*	13,293	339

PacWest Bancorp	135,851	4,521

PennyMac Mortgage Investment Trust‡	18,240	340

Piper Jaffray	4,389	289

PRA Group*	13,390	326

Preferred Bank	4,078	177

Primerica	20,185	1,972

ProAssurance	15,876	644

Prosperity Bancshares	67,829	4,226

Provident Financial Services	18,308	442

Redwood Trust‡	24,800	374

Reliant Bancorp	29,419	678

RLI	11,602	800

S&T Bancorp	10,484	397

Safety Insurance Group	4,363	357

Sandy Spring Bancorp	89,177	2,795

Seacoast Banking Corp of Florida*	15,116	393

Selective Insurance Group	17,548	1,069

ServisFirst Bancshares	13,845	441

Shore Bancshares	93,510	1,360

Sierra Bancorp	24,751	595

Simmons First National, Cl A	27,682	668

SmartFinancial*	88,352	1,614

Solar Capital	68,623	1,317

Southern First Bancshares*	46,823	1,502

Southern National Bancorp of Virginia	128,097	1,693

Southside Bancshares	9,720	309

State Auto Financial	36,915	1,257

Sterling Bancorp	41,712	290

Stewart Information Services	7,113	294

SVB Financial Group*	9,989	1,897

TCF Financial	98,367	1,917

Texas Capital Bancshares*	13,641	697

Third Point Reinsurance*	21,744	210

Tompkins Financial	3,695	277

Triumph Bancorp*	7,200	214

Trupanion*	24,637	627

Description	Shares	Value (000)

TrustCo Bank	28,218	$194

Umpqua Holdings	213,624	3,397

United Community Banks	23,507	504

United Fire Group	6,473	359

United Insurance Holdings	6,102	101

Universal Insurance Holdings	9,545	362

Veritex Holdings*	7,200	154

Virtus Investment Partners	2,086	166

Waddell & Reed Financial, Cl A	23,501	425

Walker & Dunlop	8,638	374

WesBanco	19,739	724

Westamerica Bancorporation	41,583	2,315

WisdomTree Investments	34,189	227

World Acceptance*	1,967	201

		173,095

Health Care — 13.3%

ABIOMED*	7,962	2,588

Acadia Healthcare*	53,173	1,367

Acorda Therapeutics*	11,604	181

Addus HomeCare*	28,405	1,928

Aerie Pharmaceuticals*	31,844	1,150

Akorn*	28,200	96

AMAG Pharmaceuticals*	10,074	153

Amedisys*	27,291	3,196

AMN Healthcare Services*	13,890	787

Amphastar Pharmaceuticals*	10,177	203

AngioDynamics*	77,265	1,555

ANI Pharmaceuticals*	2,447	110

Anika Therapeutics*	4,299	144

Array BioPharma*	139,354	1,986

Assertio Therapeutics*	18,185	66

AxoGen*	43,891	897

BioDelivery Sciences International*	146,183	541

Bio-Rad Laboratories, Cl A*	5,264	1,222

BioTelemetry*	46,893	2,800

Cambrex*	9,933	375

Cardiovascular Systems*	37,040	1,055

CareDx*	50,395	1,267

Charles River Laboratories International*	13,545	1,533

Chemed	6,533	1,851

Community Health Systems*	33,974	96

Computer Programs & Systems	3,415	86

CONMED	7,798	501

Corcept Therapeutics*	31,536	421

CorVel*	2,800	173

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Cross Country Healthcare*	143,134	$1,049

CryoLife*	68,904	1,955

CryoPort*	60,945	672

Cutera*	4,000	68

Cytokinetics*	16,523	104

DexCom*	35,435	4,245

Diplomat Pharmacy*	16,641	224

Eagle Pharmaceuticals*	3,216	130

Emergent BioSolutions*	13,342	791

Enanta Pharmaceuticals*	4,651	329

Encompass Health	44,867	2,768

Endo International*	60,471	441

Ensign Group	14,545	564

Evolent Health, Cl A*	119,165	2,377

Exact Sciences*	20,295	1,281

GenMark Diagnostics*	519,790	2,526

Genomic Health*	21,280	1,371

Global Blood Therapeutics*	17,050	700

Haemonetics*	43,484	4,351

HealthStream	7,653	185

Heska*	2,041	176

HMS Holdings*	147,183	4,140

Horizon Pharma*	49,185	961

Innoviva*	19,933	348

Inspire Medical Systems*	27,870	1,177

Insulet*	18,457	1,464

Integer Holdings*	30,887	2,355

Intra-Cellular Therapies, Cl A*	42,872	488

Invacare	9,943	43

Lannett*	11,185	55

Lantheus Holdings*	11,177	175

LeMaitre Vascular	4,600	109

LHC Group*	24,825	2,331

Ligand Pharmaceuticals*	6,710	911

LivaNova*	11,630	1,064

Luminex	12,246	283

Madrigal Pharmaceuticals*	6,080	685

Magellan Health*	7,331	417

Masimo*	8,035	863

Medicines*	19,505	373

MEDNAX*	41,693	1,376

Medpace Holdings*	7,700	408

Meridian Bioscience	12,533	218

Merit Medical Systems*	92,479	5,161

Molina Healthcare*	47,017	5,464

Momenta Pharmaceuticals*	29,255	323

Description	Shares	Value (000)

MyoKardia*	5,145	$251

Myriad Genetics*	22,130	643

Natus Medical*	9,986	340

Neogen*	15,416	879

NeoGenomics*	116,790	1,473

Neurocrine Biosciences*	22,948	1,639

NextGen Healthcare*	13,997	212

Novocure*	41,215	1,380

Nuvectra*	127,617	2,085

Omnicell*	11,787	722

OraSure Technologies*	170,085	1,987

Orthofix Medical*	5,671	298

Owens & Minor	18,640	118

Oxford Immunotec Global*	196,660	2,513

Pacira Pharmaceuticals*	20,010	861

PetIQ, Cl A*	85,451	2,006

Phibro Animal Health, Cl A	6,240	201

Prestige Consumer Healthcare*	45,439	1,403

Progenics Pharmaceuticals*	24,149	101

Providence Service*	30,581	1,835

PTC Therapeutics*	17,830	612

Quidel*	29,925	1,461

Quorum Health*	8,300	24

R1 RCM*	409,017	3,252

REGENXBIO*	9,074	381

Repligen*	11,663	615

Sage Therapeutics*	10,716	1,026

Sarepta Therapeutics*	9,011	983

Select Medical Holdings*	32,131	493

Spectrum Pharmaceuticals*	30,694	269

STAAR Surgical*	40,555	1,294

Supernus Pharmaceuticals*	15,585	518

Surmodics*	18,180	859

Tabula Rasa HealthCare*	4,996	319

Tactile Systems Technology*	21,722	989

Tandem Diabetes Care*	118,812	4,511

Tivity Health*	12,364	307

US Physical Therapy	3,755	384

Vanda Pharmaceuticals*	15,700	410

Varex Imaging*	11,232	266

Vericel*	91,594	1,594

ViewRay*	339,855	2,063

Viking Therapeutics*	61,800	473

Wright Medical Group*	157,683	4,292

		134,169

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Industrials — 18.0%

AAON	12,087	$424

AAR	9,599	358

ABM Industries	126,349	4,057

Actuant, Cl A	18,076	379

Advanced Disposal Services*	77,975	1,867

Aegion, Cl A*	9,519	155

AerCap Holdings*	49,002	1,940

Aerojet Rocketdyne Holdings*	21,569	760

Aerovironment*	6,411	436

Air Transport Services Group*	145,026	3,308

Alamo Group	2,857	221

Alaska Air Group	22,300	1,357

Albany International, Cl A	35,220	2,199

Allegiant Travel, Cl A	3,877	389

Altra Industrial Motion	42,141	1,060

American Woodmark*	4,676	260

Apogee Enterprises	29,235	873

Applied Industrial Technologies	11,469	619

ArcBest	19,146	656

Arcosa	14,800	410

ASGN*	36,137	1,969

Astec Industries	6,682	202

Atlas Air Worldwide Holdings*	7,656	323

Axon Enterprise*	17,501	766

AZZ	86,043	3,473

Barnes Group	44,449	2,383

Brady, Cl A	14,544	632

Briggs & Stratton	12,726	166

CAI International*	76,277	1,772

Casella Waste Systems, Cl A*	55,799	1,590

Chart Industries*	62,975	4,095

CIRCOR International	5,943	127

Clean Harbors*	21,725	1,072

Columbus McKinnon	54,021	1,628

Comfort Systems USA	11,143	487

Commercial Vehicle Group*	169,065	964

Construction Partners, Cl A*	231,417	2,043

Covanta Holding	96,905	1,300

Covenant Transportation Group, Cl A*	114,016	2,189

CPI Aerostructures*	273,849	1,744

Cubic	34,922	1,877

Daseke*	225,594	830

DXP Enterprises*	4,695	131

Dycom Industries*	28,324	1,531

Echo Global Logistics*	8,349	170

Description	Shares	Value (000)

EMCOR Group	69,837	$4,169

Encore Wire	6,180	310

EnerSys	19,690	1,528

Engility Holdings*	5,513	157

EnPro Industries	6,254	376

ESCO Technologies	7,778	513

Essendant	9,625	121

Evoqua Water Technologies*	306,039	2,938

Exponent	15,477	785

Federal Signal	17,819	355

Forrester Research	2,911	130

Forward Air	8,749	480

Franklin Electric	11,644	499

FTI Consulting*	11,419	761

GATX	59,198	4,192

Genesee & Wyoming, Cl A*	25,701	1,902

Gibraltar Industries*	9,516	339

Granite Construction	96,619	3,892

Greenbrier	9,641	381

Griffon	136,792	1,429

Harsco*	101,442	2,015

Hawaiian Holdings	14,819	391

Healthcare Services Group	26,410	1,061

Heartland Express	14,216	260

Heidrick & Struggles International	5,520	172

Herc Holdings*	34,015	884

Hexcel	12,325	707

Hillenbrand	18,545	703

Hub Group, Cl A*	107,907	4,000

Huron Consulting Group*	9,911	509

InnerWorkings*	229,118	857

Insteel Industries	5,485	133

Interface, Cl A	93,652	1,335

ITT	106,875	5,159

John Bean Technologies	9,398	675

Kaman	8,442	474

KBR	428,261	6,501

Kelly Services, Cl A	9,135	187

Korn	16,852	666

Lindsay	3,271	315

LSC Communications	9,476	66

Lydall*	4,962	101

Marten Transport	131,890	2,135

Matson	12,704	407

Matthews International, Cl A	44,315	1,800

McGrath RentCorp	61,437	3,163

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Mercury Systems*	65,482	$3,097

Milacron Holdings*	159,237	1,893

Mobile Mini	13,297	422

Moog, Cl A	64,902	5,029

Mueller Industries	167,577	3,915

Mueller Water Products, Cl A	203,479	1,852

Multi-Color	4,081	143

MYR Group*	5,038	142

National Presto Industries	1,552	181

Navigant Consulting	12,963	312

NN	131,241	881

NV5 Global*	24,795	1,501

Orion Group Holdings*	8,400	36

Oshkosh	73,379	4,499

Owens Corning	16,255	715

Patrick Industries*	6,801	201

PGT Innovations*	17,302	274

Powell Industries	2,510	63

Primoris Services	105,195	2,012

Proto Labs*	8,061	909

Quanex Building Products	10,193	139

Raven Industries	10,646	385

Resources Connection	9,100	129

RR Donnelley & Sons	22,000	87

Saia*	7,701	430

Simpson Manufacturing	93,670	5,070

SkyWest	15,596	694

SP Plus*	62,459	1,845

Spirit Airlines*	66,694	3,863

SPX*	12,781	358

SPX FLOW*	12,595	383

Standex International	3,826	257

Steelcase, Cl A	234,753	3,481

Sterling Construction*	92,118	1,003

Team*	95,596	1,400

Tennant	39,152	2,040

Tetra Tech	16,481	853

Titan International	15,181	71

Titan Machinery*	42,221	555

TPI Composites*	46,500	1,143

TransUnion	22,980	1,305

Trex*	17,506	1,039

Triumph Group	14,908	171

TrueBlue*	12,050	268

Tutor Perini*	141,619	2,262

UniFirst	4,640	664

Description	Shares	Value (000)

Universal Forest Products	18,554	$482

US Ecology	6,555	413

US Xpress Enterprises, Cl A*	338,811	1,901

Veritiv*	3,859	96

Viad	6,096	305

Vicor*	4,700	178

Wabash National	85,643	1,120

Wabtec	18,109	1,272

WageWorks*	11,709	318

Watts Water Technologies, Cl A	8,208	530

Willscot, Cl A*	72,130	679

YRC Worldwide*	226,255	713

		181,104

Information Technology — 14.5%

3D Systems*	33,760	343

8x8*	28,308	511

ACI Worldwide*	60,154	1,664

ADTRAN	154,508	1,659

Advanced Energy Industries*	41,312	1,774

Advanced Micro Devices*	51,270	946

Agilysys*	5,200	75

Alarm.com Holdings*	10,553	547

Alpha & Omega Semiconductor*	300	3

Amkor Technology*	338,626	2,221

Anixter International*	8,580	466

Applied Optoelectronics*	5,266	81

Aspen Technology*	15,162	1,246

Axcelis Technologies*	9,419	168

Badger Meter	36,387	1,791

Bel Fuse, Cl B	2,756	51

Belden	25,600	1,069

Benchmark Electronics	56,543	1,198

Benefitfocus*	40,370	1,846

Bottomline Technologies DE*	58,869	2,826

Brooks Automation	21,439	561

Cabot Microelectronics	8,606	821

CalAmp*	97,485	1,268

Cardtronics*	11,017	286

CEVA*	6,478	143

Cohu	11,873	191

Comtech Telecommunications	7,042	171

Control4*	7,576	133

Cornerstone OnDemand*	32,660	1,647

CoStar Group*	7,777	2,624

Cray*	12,491	270

Cree*	58,126	2,486

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

CSG Systems International	9,928	$315

CTS	9,740	252

Daktronics	11,490	85

Diebold Nixdorf	21,000	52

Digi International*	7,616	77

Diodes*	11,785	380

Dolby Laboratories, Cl A	31,231	1,931

DSP Group*	6,300	71

Ebix	6,731	286

Electro Scientific Industries*	10,445	313

Electronics For Imaging*	237,455	5,889

ePlus*	4,052	288

Euronet Worldwide*	34,126	3,494

Everi Holdings*	315,546	1,625

EVERTEC	89,190	2,560

ExlService Holdings*	10,274	541

Extreme Networks*	34,970	213

Fabrinet*	11,059	567

FARO Technologies*	5,264	214

Finisar*	34,932	755

FireEye*	77,815	1,261

Five9*	85,857	3,754

FormFactor*	22,100	311

Gartner*	4,451	569

GoDaddy, Cl A*	11,572	759

Harmonic*	25,727	121

Hortonworks*	76,030	1,096

Ichor Holdings*	6,900	112

II-VI*	17,678	574

Infinera*	58,568	234

Insight Enterprises*	27,650	1,127

InterXion Holding*	27,165	1,471

Itron*	47,549	2,249

KEMET	17,521	307

Keysight Technologies*	39,696	2,464

Knowles*	119,131	1,586

Kopin*	18,000	18

Kulicke & Soffa Industries	20,150	408

LivePerson*	42,452	801

LogMeIn	42,110	3,435

Lumentum Holdings*	42	2

MACOM Technology Solutions Holdings*	43,009	624

ManTech International, Cl A	39,409	2,061

MaxLinear, Cl A*	18,688	329

Methode Electronics	38,686	901

MicroStrategy, Cl A*	2,839	363

Description	Shares	Value (000)

MongoDB, Cl A*	9,074	$760

Monotype Imaging Holdings	12,342	192

MTS Systems	20,779	834

Nanometrics*	7,345	201

NCR*	156,915	3,622

NETGEAR*	9,525	496

New Relic*	9,025	731

NIC	19,611	245

Novanta*	26,786	1,688

OneSpan*	9,487	123

OSI Systems*	5,013	367

Park Electrochemical	5,678	103

PDF Solutions*	8,200	69

Perficient*	9,828	219

Photronics*	20,428	198

Plantronics	44,637	1,477

Plexus*	9,471	484

Power Integrations	8,670	529

Progress Software	13,262	471

PTC*	20,912	1,734

Pure Storage, Cl A*	71,855	1,155

Q2 Holdings*	38,972	1,931

Qualys*	10,077	753

Rambus*	31,879	245

Rapid7*	100,285	3,125

RealPage*	13,535	652

RingCentral, Cl A*	64,342	5,304

Rogers*	18,013	1,784

Rudolph Technologies*	9,295	190

Sanmina*	20,589	495

ScanSource*	7,602	261

Semtech*	49,443	2,268

SMART Global Holdings*	3,900	116

SolarEdge Technologies*	12,751	448

SPS Commerce*	15,865	1,307

Sykes Enterprises*	11,892	294

Teradyne	51,715	1,623

TiVo	81,764	769

Trade Desk, Cl A*	10,400	1,207

Travelport Worldwide	39,227	613

TTEC Holdings	3,988	114

TTM Technologies*	27,519	268

Twilio, Cl A*	29,330	2,619

Ultra Clean Holdings*	11,058	94

Unisys*	15,300	178

Upland Software*	45,287	1,231

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Veeco Instruments*	13,943	$103

Verint Systems*	26,550	1,123

Viavi Solutions*	68,738	691

Virtusa*	8,135	346

Vishay Intertechnology	204,677	3,686

Vocera Communications*	31,440	1,237

WEX*	6,589	923

Xperi	352,864	6,489

Zebra Technologies, Cl A*	30,846	4,912

Zendesk*	88,432	5,162

		146,190

Materials — 5.2%

AdvanSix*	8,886	216

AK Steel Holding*	97,209	219

Alamos Gold, Cl A	82,857	298

American Vanguard	8,043	122

AptarGroup	55,989	5,267

Avery Dennison	39,641	3,561

Balchem	9,555	749

Bemis	51,009	2,341

Berry Global Group*	27,360	1,300

Boise Cascade	11,605	277

Century Aluminum*	14,792	108

Clearwater Paper*	4,972	121

Codexis*	66,684	1,114

Commercial Metals	51,206	820

Compass Minerals International	107,743	4,492

Crown Holdings*	35,990	1,496

FutureFuel	7,538	120

Hawkins	2,778	114

Haynes International	3,765	99

HB Fuller	15,007	640

Ingevity*	26,447	2,213

Innophos Holdings	81,549	2,000

Innospec	7,351	454

Kaiser Aluminum	4,892	437

Koppers Holdings*	6,220	106

Kraton*	56,701	1,238

LSB Industries*	6,185	34

Materion	6,013	271

Myers Industries	10,200	154

Neenah	4,956	292

Olympic Steel	2,849	41

PH Glatfelter	157,097	1,533

Quaker Chemical	3,990	709

Rayonier Advanced Materials	14,838	158

Description	Shares	Value (000)

Ryerson Holding*	235,108	$1,491

Schweitzer-Mauduit International	9,011	226

Scotts Miracle-Gro, Cl A	38,170	2,346

Silgan Holdings	225,815	5,334

Stepan	6,077	450

Summit Materials, Cl A*	103,144	1,279

SunCoke Energy*	18,903	162

TimkenSteel*	103,015	900

Tredegar	7,454	118

US Concrete*	4,817	170

Valvoline	315,041	6,096

Venator Materials*	157,256	659

		52,345

Real Estate — 3.5%

Acadia Realty Trust‡	24,127	573

Agree Realty‡	31,848	1,883

American Assets Trust‡	11,153	448

Armada Hoffler Properties‡	14,439	203

CareTrust‡	51,867	957

CatchMark Timber Trust, Cl A‡	189,342	1,344

CBL & Associates Properties‡	50,045	96

Cedar Realty Trust‡	26,754	84

Chatham Lodging Trust‡	14,005	248

Chesapeake Lodging Trust‡	17,996	438

Community Healthcare Trust‡	60,278	1,738

DiamondRock Hospitality‡	62,606	568

Easterly Government Properties‡	151,925	2,382

EastGroup Properties‡	10,691	981

Four Corners Property Trust‡	20,029	525

Franklin Street Properties‡	32,660	204

GEO Group‡	154,688	3,047

Getty Realty‡	10,068	296

Global Net Lease‡	22,840	402

Government Properties Income Trust‡	56,821	390

Hersha Hospitality Trust, Cl A‡	10,583	186

HFF, Cl A	11,583	384

Independence Realty Trust‡	26,966	248

iStar‡	20,700	190

Kite Realty Group Trust‡	24,862	350

Lexington Realty Trust‡	63,222	519

LTC Properties‡	11,899	496

Marcus & Millichap*	6,500	223

MedEquities Realty Trust‡	151,913	1,039

National Storage Affiliates Trust‡	16,912	448

Outfront Media‡	192,064	3,480

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

Description	Shares	Value (000)

Pennsylvania Real Estate Investments‡	18,628	$111

PS Business Parks‡	5,941	778

QTS Realty Trust, Cl A‡	66,494	2,464

RE/MAX Holdings, Cl A	5,324	164

Retail Opportunity Investments‡	182,890	2,904

RLJ Lodging Trust‡	117,001	1,919

RPT Realty‡	23,714	283

Saul Centers‡	3,347	158

STAG Industrial‡	59,161	1,472

Summit Hotel Properties‡	30,929	301

Universal Health Realty Income Trust‡	3,720	228

Urstadt Biddle Properties, Cl A‡	8,688	167

Washington Prime Group‡	54,867	267

Whitestone, Cl B‡	11,500	141

		35,727

Utilities — 1.9%

ALLETE	34,744	2,648

American States Water	69,734	4,675

Avista	19,555	831

California Water Service Group	14,468	690

El Paso Electric	12,255	614

Hawaiian Electric Industries	60,214	2,205

Northwest Natural Holding	8,689	525

South Jersey Industries	25,324	704

Spire	57,248	4,241

Unitil	33,943	1,719

		18,852

Total Common Stock (Cost $1,056,939) (000)		976,210

EXCHANGE TRADED FUNDS — 0.4%

iShares Russell 2000 ETF	14,072	1,884

iShares Russell 2000 Value ETF	16,107	1,732

Total Exchange Traded Funds (Cost $3,732) (000)		3,616

	Number of Rights
RIGHTS — 0.0%

A Schulman* (B)	8,148	16

Media General* (B)	9,318	1

Tobira Therapeutics, Expires 12/31/2028* (B)	900	11

Total Rights (Cost $—) (000)		28

Description	Number of Warrants	Value (000)
WARRANTS — 0.0%

Emagin (B) ‡‡	169,519	$2

Total Warrants (Cost $—) (000)		2

	Shares
SHORT-TERM INVESTMENT — 2.3%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.240% (C)	22,688,877	22,689

Total Short-Term Investment (Cost $22,689) (000)		22,689

Total Investments In Securities — 99.6% (Cost $1,083,360) (000)		$1,002,545

Percentages are based on net assets of $1,006,978 (000).

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Russell 2000 Index E-MINI	27	Mar-2019	$1,723	$1,821	$98

*	Non-income producing security.
‡	Real Estate Investment Trust
‡‡	Expiration date not available.
(A)	Security considered Master Limited Partnership. At December 31, 2018, this security amounted to $424 (000) or 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	The rate reported is the 7-day effective yield as of December 31, 2018.

Cl — Class

ETF — Exchanged Traded Fund

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$976,210	$—	$—	$976,210
Exchange Traded Funds	3,616	—	—	3,616
Rights	—	—	28	28
Warrants	—	—	2	2
Short-Term Investment	22,689	—	—	22,689

Total Investments in Securities	$1,002,515	$—	$30	$1,002,545

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$98	$—	$—	$98

Total Other Financial Instruments	$98	$—	$—	$98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Small Cap Equity Fund

**	Futures contracts are valued at the unrealized appreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2018, there were no transfers in and out of Level 3. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)
COMMON STOCK — 96.1%

Argentina — 0.1%

YPF ADR	63,932	$856

Australia — 3.2%

Abacus Property Group‡	21,490	49

Accent Group	18,279	15

Adelaide Brighton	27,509	83

Afterpay Touch Group*	8,237	72

AGL Energy	15,806	229

ALS	166,415	795

Altium	7,601	117

Altura Mining*	76,124	8

Alumina	491,974	797

Amcor	176,445	1,646

AMP	63,648	110

Ansell	9,241	143

APA Group	26,687	160

Appen	5,522	50

ARB	4,548	48

Ardent Leisure Group	27,204	28

Aristocrat Leisure	13,151	202

Asaleo Care	299,167	192

ASX	4,479	189

Atlas Arteria	43,915	194

Aurizon Holdings	44,643	135

Ausdrill	41,925	35

Description	Shares	Value (000)

AusNet Services	34,867	$38

Australia & New Zealand Banking Group	212,978	3,669

Australian Agricultural*	23,907	19

Australian Pharmaceutical Industries	23,039	22

Automotive Holdings Group	13,972	15

Aventus Retail Property Fund‡	18,378	28

Aveo Group	25,450	29

Bank of Queensland	8,750	60

Bapcor	16,674	69

Beach Energy	105,923	100

Bega Cheese	13,110	46

Bellamy’s Australia*	5,663	29

Bendigo & Adelaide Bank	9,983	76

BHP Group	88,450	2,134

Bingo Industries	25,757	34

Blackmores	800	69

BlueScope Steel	89,602	692

Boral	24,940	87

Brambles	157,903	1,129

Bravura Solutions	13,546	35

Breville Group	5,401	41

Brickworks	4,908	57

BWP Trust‡	35,128	87

BWX	6,769	8

Caltex Australia	21,057	378

carsales.com	70,482	546

Cedar Woods Properties	3,968	14

Centuria Industrial‡	13,163	25

Challenger	11,360	76

Charter Hall Education Trust‡	14,431	30

Charter Hall Group‡	29,294	153

Charter Hall Long Wale‡	11,151	34

Charter Hall Retail‡	22,913	72

CIMIC Group	2,071	63

Cleanaway Waste Management	1,038,786	1,217

Coca-Cola Amatil	145,185	838

Cochlear	1,361	166

Coles Group*	25,728	213

Collins Foods	6,236	27

Commonwealth Bank of Australia	40,749	2,078

Computershare	10,112	122

Cooper Energy*	89,632	28

Corporate Travel Management	4,881	74

Costa Group Holdings	17,911	93

Credit Group	2,935	39

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Cromwell Property Group‡	100,005	$70

Crown Resorts	8,200	68

CSL	10,499	1,370

CSR	32,467	64

Dexus‡	23,156	173

Domain Holdings Australia	110,810	174

Domino’s Pizza Enterprises	1,173	34

Downer EDI	38,395	183

DuluxGroup	115,870	535

Eclipx Group	21,316	36

Elders	6,704	33

Emeco Holdings*	15,704	22

Estia Health	14,152	23

Evolution Mining	81,581	212

FlexiGroup	16,419	16

Flight Centre Travel Group	1,077	33

Fortescue Metals Group	36,611	108

Freedom Foods Group	6,566	22

G8 Education	25,620	51

Galaxy Resources*	22,233	34

GDI Property Group‡	34,540	33

Genworth Mortgage Insurance Australia	16,879	26

Goodman Group‡	37,510	280

GPT Group‡	43,069	162

GrainCorp, Cl A	14,161	90

Greencross	6,976	27

Growthpoint Properties Australia‡	16,516	44

GUD Holdings	65,971	522

GWA Group	118,647	232

Hansen Technologies	10,712	26

Harvey Norman Holdings	13,109	29

Healius	37,909	60

Healthscope	99,035	156

HT&E	15,825	18

HUB24*	3,334	28

IDP Education	8,410	58

Iluka Resources	26,830	144

Incitec Pivot	39,492	91

Independence Group NL	31,300	84

Infigen Energy*	56,767	19

Inghams Group	15,039	44

Insurance Australia Group	51,598	254

Integrated Research	5,376	7

InvoCare	6,571	48

IOOF Holdings	20,518	75

IPH	67,886	259

Description	Shares	Value (000)

IRESS	8,984	$70

James Hardie Industries	10,359	111

JB Hi-Fi	7,497	117

Kidman Resources*	23,424	18

Kogan.com	2,439	6

Lend Lease Group	12,172	100

Link Administration Holdings	32,402	154

Lynas*	41,721	47

Macquarie Group	7,364	564

Magellan Financial Group	7,879	131

Mayne Pharma Group*	93,128	51

McMillan Shakespeare	4,431	43

Medibank	61,913	112

Mesoblast*	24,845	20

Metcash	207,212	358

Mineral Resources	10,421	114

Mirvac Group‡	81,118	128

Moelis Australia	1,928	6

Monadelphous Group	5,340	52

Myer Holdings*	45,103	13

MYOB Group	28,058	66

Nanosonics*	16,825	34

National Australia Bank	140,141	2,376

National Storage‡	44,094	55

Navigator Global Investments	8,067	24

Navitas	14,334	51

Netwealth Group	4,343	23

New Hope	18,396	44

Newcrest Mining	65,714	1,010

NEXTDC*	22,209	96

nib holdings	29,519	108

Nine Entertainment Holdings	335,368	326

Northern Star Resources	39,102	254

NRW Holdings	23,052	26

Nufarm	19,095	80

OFX Group	12,084	15

Oil Search	244,714	1,234

oOh!media	13,466	32

Orica	136,276	1,657

Origin Energy*	42,490	194

Orocobre*	14,173	32

Orora	75,558	163

OZ Minerals	20,660	128

Pact Group Holdings	13,463	33

Pendal Group	18,518	104

Perpetual	2,817	64

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Pilbara Minerals*	93,910	$41

Pinnacle Investment Management Group	5,449	17

Platinum Asset Management	15,905	54

Premier Investments	5,913	61

Pro Medicus	2,519	19

Propertylink Group‡	23,072	19

QBE Insurance Group	125,084	890

Qube Holdings	85,863	154

Ramsay Health Care	3,007	122

RCR Tomlinson (A)	18,154	11

REA Group	1,200	63

Regis Healthcare	10,829	20

Regis Resources	31,299	106

Reliance Worldwide	44,961	141

Resolute Mining	50,843	41

Rio Tinto	8,409	465

Rural Funds Group‡	18,198	27

Sandfire Resources NL	9,670	45

Santos	38,992	151

Saracen Mineral Holdings*	50,432	104

Scentre Group‡	119,469	327

SEEK	7,111	85

Select Harvests	6,440	28

Senex Energy*	11,233	2

Seven Group Holdings	6,888	69

Seven West Media*	54,599	21

SG Fleet Group	5,482	12

Shopping Centres Australasia Property Group‡	54,355	98

Sigma Healthcare	227,104	91

Sims Metal Management	11,142	79

SmartGroup	4,771	30

Sonic Healthcare	9,578	149

South32	109,534	258

Southern Cross Media Group	46,424	33

Spark Infrastructure Group	108,421	169

SpeedCast International	14,219	29

St. Barbara	34,226	113

Star Entertainment Grp	53,308	171

Steadfast Group	51,913	101

Stockland‡	59,707	148

Suncorp Group	28,915	257

Super Retail Group	9,018	45

Sydney Airport	24,280	115

Syrah Resources*	19,770	21

Tabcorp Holdings	42,659	129

Description	Shares	Value (000)

Tassal Group	11,127	$35

Technology One	15,816	69

Telstra	95,931	192

TPG Telecom	10,268	47

Transurban Group	60,295	494

Treasury Wine Estates	16,639	173

Unibail-Rodamco-Westfield‡ *	27,940	211

Vicinity Centres‡	73,539	135

Village Roadshow*	4,038	8

Virtus Health	5,582	17

Viva Energy‡	97,105	154

Vocus Communications*	37,262	84

Washington H Soul Pattinson	2,441	43

Webjet	8,287	64

Wesfarmers	25,728	584

Western Areas	18,664	26

Westgold Resources*	20,026	12

Westpac Banking	79,684	1,405

Whitehaven Coal	46,300	141

WiseTech Global	5,860	70

Woodside Petroleum	21,581	476

Woolworths Group	203,535	4,217

WorleyParsons	7,275	59

WPP AUNZ	14,271	6

		50,530

Austria — 0.2%

Agrana Beteiligungs	764	14

ANDRITZ	7,627	351

AT&S Austria Technologie & Systemtechnik	1,633	29

BAWAG Group (B)	2,596	107

DO & CO	431	40

Erste Group Bank*	6,698	224

EVN	2,603	38

FACC	1,408	21

Immobilien Anlagen	4,138	131

IMMOFINANZ*	5,755	137

Kapsch TrafficCom	255	10

Lenzing	815	74

Oesterreichische Post	12,156	419

OMV	3,467	152

Palfinger	201	5

Porr Ag	594	12

Raiffeisen Bank International	3,190	81

Rhi Magnesita	1,300	64

S IMMO	2,927	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Schoeller-Bleckmann Oilfield Equipment	667	$44

Semperit Holding*	396	5

Telekom Austria, Cl A	10,189	77

UNIQA Insurance Group	8,071	73

Verbund	1,543	66

Vienna Insurance Group Wiener Versicherung Gruppe	2,394	56

Voestalpine	2,540	76

Wienerberger	39,608	819

Zumtobel Group*	1,738	14

		3,188

Belgium — 0.6%

Ackermans & van Haaren	1,499	226

Aedifica‡	1,214	109

Ageas	4,267	192

AGFA-Gevaert*	11,347	43

Anheuser-Busch InBev	31,017	2,051

Argenx*	1,641	160

Barco	572	65

Befimmo‡	1,402	78

Bekaert	2,176	53

Biocartis* (B)	1,945	23

bpost	6,462	59

Cie d’Entreprises CFE	457	45

Cofinimmo‡	1,425	178

Colruyt	1,308	93

D’ieteren	1,502	57

Econocom Group	7,592	25

Elia System Operator	1,807	121

Euronav	9,507	68

Exmar*	1,664	11

Fagron	2,417	40

Gimv	1,372	74

Greenyard	625	5

Groupe Bruxelles Lambert	1,903	166

Intervest Offices & Warehouses‡	1,364	32

Ion Beam Applications*	1,385	20

KBC Ancora	2,443	104

KBC Group	68,540	4,450

Kinepolis Group	982	55

Melexis	1,227	72

Mithra Pharmaceuticals*	749	17

Montea C.V.A‡	567	39

Ontex Group	5,036	103

Orange Belgium	1,811	36

Proximus	3,760	102

Description	Shares	Value (000)

Recticel	2,226	$16

Retail Estates‡	457	40

Sioen Industries	310	8

Sofina	995	189

Solvay	1,669	167

Telenet Group Holding*	1,173	55

Tessenderlo Group*	1,764	59

UCB	2,829	231

Umicore	4,695	188

Van de Velde	238	7

Warehouses De Pauw CVA‡	1,077	142

		10,074

Brazil — 2.2%

Ambev ADR	777,913	3,049

Arezzo Industria e Comercio	8,400	119

Atacadao Distribuicao Comercio e Industria Ltda*	82,200	384

B3 - Brasil Bolsa Balcao*	265,100	1,834

Banco Bradesco ADR*	720,620	7,126

Banco BTG Pactual*	17,400	106

Banco do Brasil*	180,900	2,170

BB Seguridade Participacoes	225,200	1,603

Biotoscana Investments*	26,100	56

Cia de Saneamento Basico do Estado de Sao Paulo*	17,600	143

Embraer	49,730	278

Estacio Participacoes	89,500	549

Grendene	316,100	669

IRB Brasil Resseguros S	77,400	1,667

LOG Commercial Properties e Participacoes*	16,667	77

LPS Brasil Consultoria de Imoveis*	149,135	244

Magazine Luiza	26,200	1,224

MRV Engenharia e Participacoes	231,000	737

Natura Cosmeticos	140,927	1,636

Petrobras Distribuidora	134,367	891

Porto Seguro	98,787	1,329

QGEP Participacoes	25,000	60

Raia Drogasil*	125,400	1,849

SLC Agricola	20,200	218

Sul America	169,700	1,252

Tim Participacoes	174,900	535

TOTVS	203,100	1,423

Vale	98,800	1,300

Vale, Cl B ADR	86,974	1,147

WEG	138,900	629

		34,304

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Canada — 4.3%

Advantage Oil & Gas*	11,250	$16

Aecon Group	3,705	48

Ag Growth International	1,202	41

AGF Management, Cl B	3,824	14

Agnico Eagle Mines	5,400	218

AGT Food & Ingredients*	1,314	16

Alacer Gold*	18,806	35

Alamos Gold, Cl A	25,138	90

Alaris Royalty	2,315	29

Algonquin Power & Utilities	29,971	302

Alimentation Couche-Tard, Cl B	33,577	1,670

Allied Properties‡	2,923	95

AltaGas	5,400	55

Altius Minerals	2,611	21

Altus Group	2,615	45

Aphria*	13,408	77

ARC Resources	7,400	44

Aritzia*	3,739	45

Artis‡	4,346	29

Atco, Cl I	1,700	48

Athabasca Oil*	26,977	20

ATS Automation Tooling Systems*	4,522	48

Aurinia Pharmaceuticals*	3,317	23

Aurora Cannabis*	14,900	74

B2Gold*	63,267	185

Badger Daylighting	2,201	52

Ballard Power Systems*	12,174	29

Bank of Montreal	14,900	973

Bank of Nova Scotia	65,100	3,245

Barrick Gold	111,773	1,509

Bausch Health*	7,000	130

Baytex Energy*	33,951	60

BCE	20,897	825

Birchcliff Energy	16,002	36

BlackBerry*	11,300	80

Boardwalk‡	1,409	39

Bombardier, Cl B*	44,300	66

Bonterra Energy	1,293	6

Boralex	4,327	53

Brookfield Asset Management, Cl A	71,048	2,723

BRP	2,817	73

CAE	194,200	3,568

Calfrac Well Services*	3,400	6

Cameco	8,300	94

Canaccord Genuity Group	7,448	31

Description	Shares	Value (000)

Canacol Energy*	8,381	$25

Canada Goose Holdings*	3,040	133

Canadian Apartment Properties‡	4,543	148

Canadian Imperial Bank of Commerce	10,200	760

Canadian National Railway	17,000	1,259

Canadian Natural Resources	93,515	2,255

Canadian Pacific Railway	9,516	1,688

Canadian Tire, Cl A	1,500	157

Canadian Utilities, Cl A	2,800	64

Canadian Western Bank	5,745	110

Canfor*	4,376	53

Canfor Pulp Products	1,920	23

CannTrust Holdings*	4,600	22

Canopy Growth*	4,400	118

Capital Power	6,855	134

Cardinal Energy	6,294	10

Cascades	4,132	31

CCL Industries, Cl B	3,400	124

Celestica*	8,177	72

Cenovus Energy	23,500	165

Centerra Gold*	13,342	57

CES Energy Solutions	15,713	36

CGI Group, Cl A*	5,700	349

China Gold International Resources*	16,586	19

Choice Properties‡	8,328	70

Chorus Aviation	1,500	6

CI Financial	6,400	81

Cineplex	4,118	77

Cogeco	300	13

Cogeco Communications	1,005	48

Colliers International Group	2,325	128

Cominar‡	5,251	43

Computer Modelling Group	5,324	24

Constellation Software	2,296	1,470

Continental Gold*	9,242	15

Corby Spirit and Wine, Cl A	600	8

Corus Entertainment	7,031	25

Cott	9,017	126

Crescent Point Energy	34,800	106

Crombie‡	2,621	24

Cronos Group*	10,700	113

CT‡	1,912	16

Descartes Systems Group*	4,943	130

Detour Gold*	11,203	95

DIRTT Environmental Solutions*	6,033	27

Dollarama	7,300	173

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Dorel Industries, Cl B	1,618	$21

Dream Global‡	12,211	106

Dream Industrial‡	3,023	21

Dream Office‡	1,673	27

DREAM Unlimited, Cl A*	4,532	23

ECN Capital	22,777	58

Eldorado Gold*	9,497	28

Element Financial	26,736	135

Emera	1,100	35

Empire	3,700	78

Enbridge	46,500	1,445

Encana	22,700	131

Endeavour Mining*	4,914	80

Endeavour Silver*	8,371	18

Enerflex	5,690	67

Enerplus	15,650	122

Enghouse Systems	1,412	69

Ensign Energy Services	8,650	30

Entertainment One	23,751	108

Equitable Group	806	35

Evertz Technologies	1,812	21

Exchange Income	506	10

Exco Technologies	1,300	9

Extendicare	5,250	24

Fairfax Financial Holdings	7,111	3,130

Fiera Capital, Cl A	3,121	26

Finning International	3,600	63

First Capital Realty	3,700	51

First Majestic Silver*	11,466	67

First National Financial	1,200	24

First Quantum Minerals	15,000	121

FirstService	2,117	146

Fortis	10,100	337

Fortuna Silver Mines*	9,861	36

Franco-Nevada	12,638	886

Freehold Royalties	5,941	36

Genworth MI Canada	2,521	75

George Weston	5,415	357

Gibson Energy	9,413	129

Gildan Activewear	18,131	550

Goldcorp	19,600	192

Granite‡	1,414	55

Great Canadian Gaming*	3,714	130

Great-West Lifeco	7,000	144

Guyana Goldfields*	10,463	12

H&R Real Estate Investment Trust‡	2,700	41

Description	Shares	Value (000)

HEXO*	11,100	$38

Home Capital Group, Cl B*	3,834	40

Hudbay Minerals	16,131	76

Hudson’s Bay	7,288	39

Husky Energy	8,400	87

Hydro One (B)	7,000	104

IAMGOLD*	28,695	105

IGM Financial	1,600	36

Imperial Oil	6,600	167

Industrial Alliance Insurance & Financial Services	2,500	80

Innergex Renewable Energy	7,160	66

Intact Financial	3,100	225

Inter Pipeline	29,602	419

Interfor*	4,248	45

InterRent‡	3,326	32

Intertape Polymer Group	3,925	49

Ivanhoe Mines, Cl A*	35,385	61

Jamieson Wellness	2,417	38

Just Energy Group	5,727	19

Kelt Exploration*	9,618	33

Keyera	4,800	91

Killam Apartment‡	5,440	64

Kinaxis*	1,614	78

Kinder Morgan Canada (B)	6,943	81

Kinross Gold*	25,600	83

Kirkland Lake Gold	12,214	319

Knight Therapeutics*	6,741	37

Labrador Iron Ore Royalty	3,929	70

Largo Resources*	16,500	34

Laurentian Bank of Canada	2,721	76

Linamar	2,900	97

Lithium Americas*	3,800	12

Loblaw	32,369	1,449

Lucara Diamond	18,189	20

Lundin Gold*	4,300	16

Lundin Mining	14,400	59

MAG Silver*	4,397	32

Magellan Aerospace	700	8

Magna International	19,970	907

Major Drilling Group International*	5,585	19

Manulife Financial	45,100	640

Maple Leaf Foods	5,154	103

Martinrea International	5,584	44

Maxar Technologies	3,645	44

Medical Facilities	1,611	18

MEG Energy*	14,566	82

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Methanex	1,400	$67

Metro, Cl A	5,410	188

Morguard‡	1,400	12

Morneau Shepell	4,010	74

Mountain Province Diamonds	9,569	14

MTY Food Group	1,411	63

Mullen Group	6,298	56

National Bank of Canada	7,900	324

Nemaska Lithium*	41,552	21

Neo Performance Materials	1,000	11

Nevsun Resources*	19,531	86

New Gold*	34,337	26

NexGen Energy*	18,140	32

NFI Group	3,742	92

Norbord	2,423	64

North West	2,933	68

Northland Power	7,057	112

Northview Apartment‡	1,512	27

NorthWest Healthcare Properties‡	3,424	24

Novagold Resources*	14,938	59

Nutrien	14,409	678

NuVista Energy*	11,441	34

Obsidian Energy*	30,272	11

OceanaGold	40,277	147

Onex	2,100	114

Open Text	6,000	196

Osisko Gold Royalties	6,952	61

Osisko Mining*	9,794	22

Pan American Silver	9,872	144

Paramount Resources, Cl A*	4,265	22

Parex Resources*	9,906	119

Parkland Fuel	8,449	219

Pason Systems	5,119	70

Pembina Pipeline	11,872	352

Pengrowth Energy*	29,039	13

Peyto Exploration & Development	10,443	54

Power Corp of Canada	8,300	149

Power Financial	5,400	102

PrairieSky Royalty	28,683	371

Precision Drilling*	19,117	33

Premier Gold Mines*	10,700	13

Premium Brands Holdings	1,717	94

Pretium Resources*	10,903	92

ProMetic Life Sciences*	31,100	6

Quebecor, Cl B	9,748	205

Recipe Unlimited	1,615	31

Description	Shares	Value (000)

Restaurant Brands International	5,300	$276

Richelieu Hardware	3,500	58

RioCan‡	3,900	68

Ritchie Bros Auctioneers	41,910	1,371

Rogers Communications, Cl B	23,603	1,210

Rogers Sugar	5,472	22

Royal Bank of Canada	43,954	3,008

Russel Metals	3,912	61

Sandstorm Gold*	12,393	57

Saputo	5,300	152

Savaria	1,417	14

Seabridge Gold*	2,627	35

Secure Energy Services	10,401	53

SEMAFO*	20,349	44

Seven Generations Energy*	5,700	47

Shaw Communications, Cl B	10,300	186

ShawCor	4,313	52

Shopify, Cl A*	2,100	290

Sienna Senior Living	4,023	47

Sierra Wireless*	2,425	33

Silvercorp Metals	10,626	22

Sleep Country Canada Holdings (B)	2,235	33

SmartCentres‡	1,300	29

SNC-Lavalin Group	4,200	141

Spin Master* (B)	2,338	66

Sprott	10,968	21

SSR Mining*	7,265	88

Stantec	7,355	161

Stars Group*	4,000	66

Stelco Holdings	1,601	18

Stella-Jones	3,024	88

Summit Industrial Income REIT‡	3,200	22

Sun Life Financial	14,000	464

Suncor Energy	181,668	5,073

Superior Plus	10,739	76

Surge Energy	17,533	19

Tahoe Resources*	20,581	75

Tamarack Valley Energy*	14,535	25

Teck Resources, Cl B	12,200	263

TELUS	4,700	156

Tervita*	1,600	7

TFI International	5,747	149

Theratechnologies*	4,513	28

Thomson Reuters	5,040	243

Timbercreek Financial	5,435	35

TMAC Resources*	1,800	9

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

TMX Group	3,028	$157

TORC Oil & Gas	10,575	34

Torex Gold Resources*	5,481	52

Toromont Industries	5,225	207

Toronto-Dominion Bank	70,513	3,504

Total Energy Services	2,725	20

Tourmaline Oil	6,300	78

TransAlta	17,610	72

TransAlta Renewables	8,261	63

TransCanada	38,193	1,364

Transcontinental, Cl A	4,646	66

Trevali Mining*	50,004	15

Trican Well Service*	17,605	15

Tricon Capital Group	8,075	57

Turquoise Hill Resources*	18,100	30

Uni-Select	2,709	39

Uranium Participation*	8,376	27

Valener	2,316	33

Vermilion Energy	3,400	72

Wajax	1,209	15

West Fraser Timber	1,300	64

Western Forest Products	23,560	33

WestJet Airlines	1,715	23

Westshore Terminals Investment	3,218	49

Wheaton Precious Metals	10,300	201

Whitecap Resources	26,773	85

Winpak	2,019	71

WPT Industrial‡	1,916	25

WSP Global	2,200	95

Yamana Gold	60,910	143

		69,009

Chile — 0.3%

CAP	11,219	98

Cia Cervecerias Unidas	65,099	836

Cia Cervecerias Unidas ADR	13,557	341

Cia Sud Americana de Vapores*	15,543,907	442

Empresas CMPC	134,579	428

Enaex	24,087	302

Quinenco	371,677	967

Sociedad Quimica y Minera de Chile ADR	35,796	1,371

		4,785

China — 2.3%

21Vianet Group ADR*	16,331	141

51job ADR*	1,956	122

58.com ADR*	16,079	872

Description	Shares	Value (000)

Alibaba Group Holding ADR*	55,323	$7,583

Anhui Conch Cement, Cl H	256,000	1,242

Autohome ADR*	39,036	3,054

Baidu ADR*	23,896	3,790

Bank of Communications, Cl H	1,476,000	1,152

BeiGene ADR*	700	98

CECEP COSTIN New Materials Group* (A)	1,134,000	1

Changyou.com ADR*	10,165	186

China International Travel Service, Cl A	257,150	2,259

China Railway Construction, Cl H	1,093,500	1,516

China Railway Group, Cl H	206,000	188

China Telecom ADR	10,259	520

Huazhu Group ADR	60,310	1,727

Jiangsu Hengrui Medicine, Cl A	124,723	961

Kweichow Moutai, Cl A	28,100	2,418

Momo ADR*	21,540	512

NetEase ADR	3,970	934

PetroChina, Cl H	2,140,000	1,334

TAL Education Group ADR*	29,772	794

Tsingtao Brewery, Cl H	120,000	484

Xiwang Special Steel	548,000	101

Yum China Holdings	122,163	4,096

YY ADR*	13,296	796

		36,881

Colombia — 0.1%

Bancolombia ADR	21,812	831

Ecopetrol ADR	66,991	1,064

		1,895

Czech Republic — 0.1%

Komercni Banka	23,673	894

Denmark — 1.5%

ALK-Abello*	442	65

Alm Brand	4,164	32

Ambu, Cl B	10,609	255

AP Moeller - Maersk, Cl A	81	96

AP Moeller - Maersk, Cl B	150	189

Bang & Olufsen*	2,164	30

Bavarian Nordic*	1,921	38

Carlsberg, Cl B	27,898	2,968

Chr Hansen Holding	2,220	197

Coloplast, Cl B	28,138	2,616

D/S Nordern*	2,083	30

Danske Bank	24,964	495

Dfds	2,089	84

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

DSV	4,265	$282

FLSmidth	2,569	116

Genmab*	1,404	230

GN Store Nord	52,885	1,979

H Lundbeck	1,412	62

ISS	3,678	103

Jyske Bank	4,610	167

Matas	2,427	22

Netcompany Group* (B)	1,897	64

Nilfisk Holding*	1,633	58

NKT*	1,620	22

NNIT (B)	729	20

Novo Nordisk, Cl B	186,892	8,585

Novozymes, Cl B	5,014	225

Orsted (B)	4,501	302

Pandora	2,456	100

Per Aarsleff Holding	1,404	43

Rockwool International, Cl B	589	154

Royal Unibrew	3,225	222

Scandinavian Tobacco Group (B)	4,259	51

Schouw	848	63

SimCorp	2,611	179

Spar Nord Bank	5,375	43

Sydbank	4,554	109

Topdanmark	2,532	118

TORM, Cl A*	2,151	15

Tryg	2,666	67

Vestas Wind Systems	34,472	2,612

William Demant Holding*	43,157	1,228

Zealand Pharma*	1,461	19

		24,355

Egypt — 0.0%

Telecom Egypt	129,194	91

Finland — 0.7%

Aktia Bank	3,052	32

Amer Sports	18,098	796

Cargotec, Cl B	2,517	77

Caverion*	5,640	33

Citycon	21,518	40

Cramo	2,511	43

DNA	3,586	70

Elisa	3,186	132

Finnair	3,198	26

Fortum	9,965	218

F-Secure	4,999	13

Huhtamaki	6,922	216

Description	Shares	Value (000)

Kemira	6,436	$72

Kesko, Cl B	4,171	225

Kone, Cl B	8,012	383

Konecranes, Cl A	4,336	132

Lehto Group	1,865	9

Metsa Board	12,472	73

Metso	2,388	63

Neste	2,871	222

Nokia	104,531	605

Nokian Renkaat	85,822	2,643

Oriola, Cl B	7,006	16

Orion, Cl B	2,253	78

Outokumpu	20,008	74

Outotec*	8,682	31

Ponsse	768	22

Ramirent	5,128	32

Sampo, Cl A	54,795	2,424

Sanoma	5,005	49

Stora Enso, Cl R	12,407	144

Tieto	3,439	92

Tikkurila	106,509	1,469

Tokmanni Group	3,169	26

UPM-Kymmene	12,388	317

Uponor	3,646	36

Valmet	8,265	170

Wartsila, Cl B	35,740	570

YIT	10,534	62

		11,735

France — 6.6%

ABC arbitrage	2,361	16

Accor	4,294	183

Aeroports de Paris	736	140

Air France-KLM*	12,377	134

Air Liquide	125,353	15,576

Airbus Group	24,952	2,401

Akka Technologies	681	34

AKWEL	382	7

Albioma	1,830	40

ALD (B)	6,540	78

Alstom*	3,397	137

Alten	7,857	655

Altran Technologies	14,887	119

Amundi (B)	1,304	69

Arkema	1,624	139

Assystem	389	12

Atos	2,127	174

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Aubay	358	$12

AXA	71,125	1,537

Beneteau	2,356	31

BioMerieux	965	63

BNP Paribas	46,368	2,097

Boiron	456	26

Bollore	21,791	87

Bonduelle SCA	845	27

Bourbon*	1,188	5

Bouygues	5,019	180

Bureau Veritas	6,388	130

Capital Gemini	3,709	369

Carrefour	13,138	224

Casino Guichard Perrachon	1,370	57

Cellectis*	1,978	34

CGG*	42,507	56

Chargeurs	937	18

Cie de Saint-Gobain	11,262	377

Cie des Alpes	722	20

Cie Generale des Etablissements Michelin SCA	3,916	389

Cie Plastic Omnium	3,784	87

CNP Assurances	3,576	76

Coface*	5,969	54

Covivio‡	967	93

Credit Agricole	27,280	295

Danone	74,643	5,261

Dassault Aviation	62	86

Dassault Systemes	15,848	1,883

DBV Technologies*	1,284	16

Derichebourg	5,403	25

Devoteam	351	33

Edenred	35,418	1,302

Eiffage	1,807	151

Electricite de France	13,305	210

Elior Group (B)	7,387	111

Elis	26,132	436

Engie	267,984	3,845

Eramet	602	42

EssilorLuxottica	40,453	5,120

Esso Francaise	145	5

Etablissements Maurel et Prom*	2,731	10

Eurazeo	1,020	72

Eurofins Scientific	2,537	948

Europcar Mobility Group* (B)	6,948	63

Eutelsat Communications	3,630	72

Faurecia	1,901	72

Description	Shares	Value (000)

FFP	388	$36

FIGEAC-AERO*	572	7

Fnac Darty*	1,141	74

Gaztransport Et Technigaz	1,304	100

Gecina‡	1,031	133

Genfit*	1,922	38

Getlink	53,319	716

GL Events	344	7

Groupe Crit	109	7

Groupe Guillin	418	9

Guerbet	345	21

Haulotte Group	555	6

Hermes International	1,810	1,005

ICADE‡	705	54

ID Logistics Group*	134	18

Iliad	670	94

Imerys	2,899	139

Ingenico Group	1,273	72

Innate Pharma*	3,041	26

Interparfums	902	35

Ipsen	824	107

IPSOS	2,195	52

Jacquet Metal Service	963	17

JCDecaux	15,037	422

Kaufman & Broad	1,138	44

Kering	1,767	833

Klepierre‡	4,662	145

Korian	3,233	115

LafargeHolcim	1,512	62

Lagardere	6,683	169

Latecoere*	3,375	11

Legrand	55,357	3,127

LISI	1,226	29

LNA Sante	284	14

L’Oreal	20,173	4,650

LVMH Moet Hennessy Louis Vuitton	23,986	7,096

Maisons du Monde (B)	2,850	55

Manitou BF	688	18

Mercialys‡	3,528	48

Mersen	964	26

Metropole Television	1,755	28

Natixis	23,654	112

Neopost	10,044	274

Nexans	1,743	49

Nexity	2,616	118

Nokia	26,897	156

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Oeneo	1,297	$13

Orange	46,555	755

Orpea	2,897	296

Pernod Ricard	44,696	7,338

Peugeot	14,040	300

Publicis Groupe	5,053	290

Rallye	1,708	18

Remy Cointreau	502	57

Renault	4,431	277

Rexel	7,162	76

Rubis SCA	5,575	299

Safran	7,769	938

Sanofi	26,065	2,259

Sartorius Stedim Biotech	627	63

Schneider Electric	114,170	7,811

SCOR	3,618	163

SEB	471	60

SES, Cl A	8,100	155

Societe BIC	517	53

Societe Generale	17,974	573

Sodexo	2,061	211

SOITEC*	1,250	72

Solocal Group*	38,289	22

Solutions 30*	4,412	45

Sopra Steria Group	886	82

SPIE	7,147	95

Stallergenes Greer*	321	10

STMicroelectronics	15,247	219

Suez	8,607	114

Synergie	370	10

Tarkett	1,916	38

Technicolor*	22,056	24

TechnipFMC	7,052	143

Teleperformance	4,131	662

Television Francaise 1	2,620	21

Thales	8,492	992

TOTAL	204,881	10,841

Trigano	551	51

Ubisoft Entertainment*	1,856	150

Valeo	5,575	163

Vallourec*	20,923	39

Veolia Environnement	12,420	256

Vicat	4,765	227

Vilmorin & Cie	399	26

Vinci	11,807	975

Virbac*	264	34

Description	Shares	Value (000)

Vivendi	24,023	$586

Wendel	695	84

Worldline* (B)	2,568	124

X-Fab Silicon Foundries* (B)	4,758	23

		104,528

Germany — 5.4%

1&1 Drillisch	1,354	70

Aareal Bank	3,634	113

adidas	10,340	2,169

ADLER Real Estate	2,231	33

ADO Properties (B)	1,978	103

ADVA Optical Networking*	2,626	19

AIXTRON*	7,042	68

Allianz	9,955	2,006

alstria office‡	9,462	132

Amadeus Fire	373	35

Aroundtown	17,517	145

Aumann (B)	457	15

AURELIUS Equity Opportunities & KGaA	1,472	54

Aurubis	2,458	122

Axel Springer	14,082	800

BASF	80,637	5,601

Basler	72	10

Bayer	108,912	7,581

Bayerische Motoren Werke	83,991	6,832

BayWa	1,041	25

Bechtle	1,941	151

Beiersdorf	61,082	6,383

Bertrandt	368	29

bet-at-home.com	120	6

Bilfinger	2,009	58

Borussia Dortmund GmbH & KGaA	3,992	37

Brenntag	23,638	1,022

CANCOM	2,089	69

Carl Zeiss Meditec	2,606	206

CECONOMY*	11,718	42

Cewe Stiftung & KGAA	358	26

comdirect bank	1,809	21

Commerzbank*	22,792	152

CompuGroup Medical	1,593	74

Consus Real Estate*	2,729	24

Continental	2,488	347

Corestate Capital Holding	783	27

Covestro (B)	4,273	213

CTS Eventim & KGaA	13,699	512

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Daimler	20,771	$1,096

Delivery Hero* (B)	2,337	87

Deutsche Bank	45,410	364

Deutsche Beteiligungs	792	31

Deutsche Boerse	4,403	530

Deutsche EuroShop	3,237	94

Deutsche Lufthansa	5,900	134

Deutsche Pfandbriefbank (B)	8,716	88

Deutsche Post	22,447	617

Deutsche Telekom	133,005	2,267

Deutsche Wohnen	8,037	370

Deutz	7,274	43

DIC Asset	3,509	37

DMG Mori	1,265	63

Draegerwerk & KGaA	226	11

Duerr	3,208	113

DWS Group GmbH & KGaA* (B)	2,529	68

E.ON	50,700	501

EDAG Engineering Group	682	12

Elmos Semiconductor	783	17

ElringKlinger	1,756	14

Encavis	5,749	36

Evonik Industries	3,584	90

Evotec*	8,173	164

FinTech Group*	637	12

Fraport Frankfurt Airport Services Worldwide	865	62

Freenet	8,243	159

Fresenius & KGaA	9,824	478

Fresenius Medical Care & KGaA	27,930	1,817

GEA Group	10,039	260

Gerresheimer	4,990	329

GFT Technologies	1,236	9

Grand City Properties	7,592	165

GRENKE	1,638	140

H&R GmbH & KGaA	694	5

Hamborner‡	4,032	39

Hamburger Hafen und Logistik	1,537	31

Hannover Rueck	3,693	499

Hapag-Lloyd (B)	2,465	63

HeidelbergCement	3,377	208

Heidelberger Druckmaschinen*	15,479	28

HelloFresh*	4,581	32

Henkel & KGaA	14,417	1,420

Hochtief	518	70

Hornbach Holding & KGaA	630	30

HUGO BOSS	1,556	96

Description	Shares	Value (000)

Hypoport*	236	$40

Indus Holding	1,232	55

Infineon Technologies	25,962	520

Innogy (B)	2,688	126

Innogy*	1,008	43

Isra Vision	999	28

Jenoptik	3,347	88

JOST Werke (B)	897	27

K+S	12,102	219

KION Group	1,675	85

Kloeckner	4,559	32

Koenig & Bauer	822	35

Krones	1,033	80

KWS Saat	152	46

LANXESS	1,900	88

LEG Immobilien	4,033	423

Leoni	2,132	75

Linde	17,805	2,841

MBB	132	11

Merck KGaA	37,791	3,910

METRO	4,134	63

MLP	4,421	22

MorphoSys*	2,011	206

MTU Aero Engines	9,008	1,642

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,491	764

Nemetschek	1,203	133

Nordex*	4,342	38

Norma Group	1,971	98

OHB	258	9

OSRAM Licht	2,362	103

PATRIZIA Immobilien	2,918	56

Pfeiffer Vacuum Technology	428	53

ProSiebenSat.1 Media	101,537	1,811

Puma*	196	96

QIAGEN*	64,899	2,221

Rational	218	124

Rheinmetall	2,783	247

RHOEN-KLINIKUM	1,228	31

RIB Software	2,248	31

Rocket Internet* (B)	4,571	106

RWE	11,883	259

S&T*	3,164	58

SAF-Holland	2,907	37

Salzgitter	2,554	75

SAP	131,138	13,102

Scout24 (B)	6,916	319

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Senvion*	1,099	$3

SGL Carbon*	3,673	26

Shop Apotheke Europe* (B)	513	22

Siemens	17,715	1,983

Siemens Healthineers (B)	3,599	151

Siltronic	1,358	114

Sixt	742	59

Sixt Leasing	627	8

SLM Solutions Group*	646	7

SMA Solar Technology	700	13

Software	3,106	113

Stabilus	13,111	827

STRATEC	251	14

Stroeer & KGaA	1,805	88

Suedzucker	4,311	55

Surteco Group	377	10

Symrise	9,990	736

TAG Immobilien	7,814	178

Takkt	1,971	31

Telefonica Deutschland Holding	15,476	61

ThyssenKrupp	10,582	183

TLG Immobilien	6,028	168

TUI	26,377	373

Uniper	4,502	117

United Internet	2,693	119

Varta*	819	23

VERBIO Vereinigte BioEnergie	974	7

Volkswagen	693	111

Vonovia	11,544	525

Vossloh	683	33

Wacker Neuson	1,618	31

Washtec	684	48

Wirecard	2,648	406

Wuestenrot & Wuerttembergische	1,397	26

XING	182	50

Zalando* (B)	2,650	68

zooplus*	1,057	145

		85,539

Greece — 0.3%

Aegean Airlines	27,543	233

Alpha Bank AE*	113,844	143

Fourlis Holdings*	67,612	318

Grivalia Properties REIC AE‡	175,784	1,685

Hellenic Petroleum	8,507	72

JUMBO	34,831	507

Motor Oil Hellas Corinth Refineries	58,239	1,401

Description	Shares	Value (000)

Terna Energy	9,720	$62

		4,421

Hong Kong — 5.8%

Agile Group Holdings	448,000	527

Agricultural Bank of China, Cl H	5,177,000	2,268

Agritrade Resources	156,376	27

AIA Group	1,815,200	15,068

Ajisen China Holdings	601,000	168

Angang Steel, Cl H	122,000	84

ANTA Sports Products	278,000	1,333

ASM Pacific Technology	7,700	74

Ausnutria Dairy	29,000	33

Bank of China, Cl H	4,576,000	1,975

Bank of East Asia	29,223	93

BOC Hong Kong Holdings	83,000	308

BOCOM International Holdings	39,000	7

Bright Smart Securities & Commodities Group	32,000	6

Brightoil Petroleum Holdings*	155,000	15

Cafe de Coral Holdings	24,147	59

Champion‡	133,163	91

Chanjet Information Technology, Cl H*	2,800	3

China Coal Energy, Cl H	132,000	52

China Construction Bank, Cl H	5,101,000	4,208

China Mengniu Dairy*	269,000	838

China Mobile	705,500	6,789

China Petroleum & Chemical, Cl H	118,000	84

China Resources Cement Holdings	404,000	364

China Sanjiang Fine Chemicals	102,000	24

China Shineway Pharmaceutical Group	102,000	99

China Tonghai International Financial*	100,000	8

China Unicom Hong Kong	1,718,000	1,834

China Vanke, Cl H	49,800	169

Chinasoft International	52,000	26

Chinese Estates Holdings	29,396	32

Chow Sang Sang Holdings International	18,209	27

CITIC Telecom International Holdings	83,034	29

CK Asset Holdings	58,638	429

CK Hutchison Holdings	223,384	2,145

CK Infrastructure Holdings	14,000	106

CLP Holdings	155,500	1,757

CMBC Capital Holdings*	736,859	31

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

C-Mer Eye Care Holdings*	14,000	$9

CNOOC	2,668,000	4,123

Convoy Global Holdings*	402,000	4

Country Garden Services Holdings*	27,471	44

CRRC	60,000	59

Crystal International Group (B)	36,500	19

CSI Properties	230,000	9

Dah Sing Banking Group	28,967	51

Dah Sing Financial Holdings	9,254	46

Digital Domain Holdings*	620,000	8

Dingyi Group Investment*	155,000	11

Emperor Capital Group	126,000	6

Emperor International Holdings	58,575	14

ENN Energy Holdings	203,200	1,802

Esprit Holdings*	1,866,191	371

Fairwood Holdings	5,000	17

Far East Consortium International	81,518	35

FIH Mobile*	201,197	21

First Pacific	647,913	250

Galaxy Entertainment Group*	56,000	356

Giordano International	72,653	34

Global Brands Group Holding*	307,091	14

Goodbaby International Holdings	308,000	97

Guangnan Holdings	210,000	24

Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	12,000	43

Guotai Junan International Holdings	210,760	34

Haier Electronics Group	785,416	1,931

Haitong International Securities Group	139,390	44

Hang Lung Group	19,000	48

Hang Lung Properties	50,000	95

Hang Seng Bank	17,700	397

Health & Happiness H&H International Holdings*	11,602	66

Henderson Land Development	31,280	156

Hengan International Group	89,458	651

HK Electric Investments & HK Electric Investments	67,158	68

HKBN	42,762	65

HKT Trust	87,740	126

Hong Kong & China Gas	213,208	441

Hong Kong Exchanges and Clearing	27,172	786

Hong Kong International Construction Investment Management Group	62,000	19

Hongkong & Shanghai Hotels	265,749	376

Description	Shares	Value (000)

Hopewell Holdings	35,661	$157

HSBC Holdings	813,852	6,736

Hutchison Telecommunications Hong Kong Holdings	96,627	36

Hysan Development	13,000	62

IGG	626,000	859

Industrial & Commercial Bank of China, Cl H	4,808,000	3,432

IT	24,000	13

Johnson Electric Holdings	21,094	43

K Wah International Holdings	78,844	37

Kerry Logistics Network	40,272	60

Kerry Properties	14,000	48

Kingboard Holdings	314,500	839

Lai Sun Development	11,516	19

Landing International Development*	87,759	28

Langham Hospitality Investments and Langham Hospitality Investments	58,387	22

Lenovo Group	322,000	218

Leyou Technologies Holdings*	80,168	22

Li & Fung	376,000	59

Li Ning*	741,791	796

Lifestyle International Holdings	34,269	52

Link‡	49,000	496

L’Occitane International	72,814	133

Logan Property Holdings	224,000	281

Lonking Holdings	320,000	83

Luk Fook Holdings International	21,199	61

Macau Legend Development*	180,000	31

Man Wah Holdings	91,288	37

Melco International Development	47,596	97

Melco Resorts & Entertainment ADR	6,273	111

MGM China Holdings	17,200	29

Microport Scientific	24,243	24

Minth Group	20,000	64

MTR	36,377	191

New World Development	162,459	215

NewOcean Energy Holdings*	46,361	15

NWS Holdings	34,252	70

OP Financial	60,439	23

Pacific Basin Shipping	270,991	52

Pacific Textiles Holdings	53,672	48

PCCW	114,136	66

Ping An Insurance Group of China, Cl H	385,000	3,400

Poly Property Group	135,000	42

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Power Assets Holdings	33,500	$233

Prosperity‡	94,626	36

Regal Hotels International Holdings	18,000	12

Regina Miracle International Holdings (B)	15,000	12

Sa Sa International Holdings	72,890	28

Sands China	55,600	244

Scud Group*	252,000	9

Shanghai Industrial Urban Development Group	134,000	22

Shangri-La Asia	34,000	50

Shenzhou International Group Holdings	195,000	2,210

Shui On Land	287,500	64

Shun Tak Holdings	83,125	26

Singamas Container Holdings	104,000	14

Sino Land	71,807	123

Sino-Ocean Group Holding	349,500	154

Sinotruk Hong Kong	660,000	994

SITC International Holdings	79,414	74

SJM Holdings	44,000	41

SmarTone Telecommunications Holdings	87,598	97

Stella International Holdings	522,948	620

Sun Hung Kai	19,000	9

Sun Hung Kai Properties	36,893	526

SUNeVision Holdings	49,351	29

Sunlight‡	74,545	48

Sunny Optical Technology Group	53,200	473

Swire Pacific, Cl A	11,500	121

Swire Properties	28,600	100

Techtronic Industries	31,000	165

Television Broadcasts	154,488	292

Tencent Holdings	206,300	8,273

Texwinca Holdings	50,334	16

Tingyi Cayman Islands Holding	535,014	715

TK Group Holdings	20,000	11

Town Health International Medical Group*	154,000	7

United Laboratories International Holdings	36,302	19

Value Partners Group	59,501	41

VSTECS Holdings	42,360	21

VTech Holdings	10,607	88

Want Want China Holdings	1,664,996	1,165

We Solutions*	96,000	6

Weichai Power, Cl H	765,000	874

WH Group (B)	210,101	162

Description	Shares	Value (000)

Wharf Holdings	27,000	$70

Wharf Real Estate Investment	27,000	162

Wheelock	19,000	109

Wynn Macau	38,000	83

Xinyi Glass Holdings	1,024,681	1,134

Yue Yuen Industrial Holdings	19,500	62

		92,911

Hungary — 0.3%

OTP Bank Nyrt	95,020	3,836

Richter Gedeon Nyrt	35,673	694

		4,530

India — 2.8%

Asian Paints	69,437	1,366

Axis Bank*	168,872	1,499

Bajaj Finance	52,624	1,993

Bharti Airtel	129,741	580

Britannia Industries	30,534	1,362

GAIL India	108,730	561

HCL Technologies	1,782	25

HDFC Bank	75,306	2,290

HDFC Bank ADR	5,188	537

HDFC Standard Life Insurance* (B)	232,268	1,288

Hinduja Global Solutions	7,960	73

Hindustan Unilever	48,597	1,267

Housing Development Finance	188,060	5,302

IndusInd Bank	83,940	1,924

Infosys	423,041	3,993

Infosys ADR	560,193	5,333

KPIT Technologies	94,303	295

Maruti Suzuki India	12,372	1,323

Mindtree	23,414	290

Mphasis	21,511	314

MRF	1,372	1,316

Nestle India	3,534	561

NIIT Technologies	39,734	654

Oil & Natural Gas	120,753	259

Petronet LNG	305,236	980

Shriram Transport Finance	24,915	443

State Bank of India GDR*	33,570	1,378

Tata Consultancy Services	203,102	5,507

UPL	148,952	1,617

Venky’s India	3,330	115

Vodafone Idea*	964,549	522

Wipro	27,327	130

WNS Holdings ADR*	2,386	98

		45,195

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Indonesia — 0.6%

Adaro Energy	1,540,100	$130

Bank Negara Indonesia Persero	3,227,300	1,975

Bank Pan Indonesia*	346,400	28

Bank Pembangunan Daerah Jawa Timur	467,000	23

Bank Rakyat Indonesia Persero	11,097,400	2,833

Japfa Comfeed Indonesia	712,300	107

Media Nusantara Citra	5,787,243	278

Perusahaan Gas Negara Persero	404,500	61

Ramayana Lestari Sentosa	470,800	47

Telekomunikasi Indonesia Persero	9,827,400	2,587

Unilever Indonesia	501,900	1,598

United Tractors	236,500	451

		10,118

Ireland — 0.5%

AIB Group	17,513	74

Bank of Ireland Group	142,552	793

C&C Group	20,069	63

CRH	208,459	5,516

Dalata Hotel Group	11,753	64

Glanbia	13,245	248

Glenveagh Properties* (B)	45,074	36

Green‡	40,252	62

Hibernia‡	43,035	62

Irish Continental Group	69,121	337

Irish Residential Properties‡	23,677	37

Origin Enterprises	7,849	52

Paddy Power Betfair	5,723	470

Permanent TSB Group Holdings*	10,246	18

Ryanair Holdings ADR*	487	35

Smurfit Kappa Group	4,864	130

		7,997

Israel — 0.4%

Africa Israel Properties*	881	20

Airport City*	4,932	61

Alony Hetz Properties & Investments	7,731	72

Amot Investments	8,367	41

Azrieli Group	799	38

Bank Hapoalim	24,833	157

Bank Leumi Le-Israel	36,277	219

Bayside Land	65	28

Bezeq The Israeli Telecommunication	53,326	52

Big Shopping Centers	330	18

Description	Shares	Value (000)

Blue Square Real Estate	240	$8

Brack Capital Properties*	207	20

Cellcom Israel*	4,550	27

Check Point Software Technologies*	33,745	3,465

Clal Insurance Enterprises Holdings*	2,201	31

Delek Automotive Systems	2,667	10

Delek Group	276	40

Delta Galil Industries	623	15

Elbit Systems	542	62

Elco	655	12

Electra	113	27

First International Bank of Israel	3,403	72

Formula Systems 1985	660	24

Gazit-Globe	6,188	43

Harel Insurance Investments & Financial Services	7,102	46

IDI Insurance	527	27

Industrial Buildings*	11,517	16

Israel	249	66

Israel Chemicals	16,537	94

Israel Discount Bank, Cl A	75,132	233

Jerusalem Economy*	14,067	36

Jerusalem Oil Exploration*	489	28

Kenon Holdings	869	13

Matrix IT	2,298	26

Melisron	1,114	46

Menora Mivtachim Holdings	1,763	19

Migdal Insurance & Financial Holding	24,942	21

Mizrahi Tefahot Bank	3,633	61

Naphtha Israel Petroleum*	1,862	12

NICE-Systems*	1,449	156

Norstar Holdings	544	5

Nova Measuring Instruments*	2,098	47

Oil Refineries	120,615	57

Partner Communications*	6,893	34

Paz Oil	623	93

Phoenix Holdings	6,997	36

Radware*	2,883	65

Rami Levy Chain Stores Hashikma Marketing 2006	428	22

Reit 1‡	10,720	40

Sapiens International	2,039	22

Shapir Engineering and Industry	9,074	28

Shikun & Binui*	12,555	21

Shufersal	7,774	51

Strauss Group	3,059	69

Summit Real Estate Holdings	2,031	17

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Teva Pharmaceutical Industries*	11,819	$186

Teva Pharmaceutical Industries ADR*	9,953	153

Tower Semiconductor*	6,402	96

		6,504

Italy — 1.5%

A2A	101,923	184

ACEA	3,600	50

Aeroporto Guglielmo Marconi Di Bologna	818	11

Amplifon	5,225	84

Anima Holding (B)	20,149	75

Aquafil	1,068	11

Arnoldo Mondadori Editore*	6,704	13

Ascopiave	4,061	15

Assicurazioni Generali	27,130	455

ASTM	2,710	54

Atlantia	10,978	228

Autogrill	8,312	70

Azimut Holding	7,996	88

Banca Carige*	2,052,741	4

Banca Farmafactoring (B)	6,011	31

Banca Generali	3,902	81

Banca IFIS	1,435	26

Banca Mediolanum	17,143	100

Banca Monte dei Paschi di Siena*	16,956	29

Banca Popolare di Sondrio SCPA	28,443	86

Banco BPM*	98,821	224

Beni Stabili SIIQ‡	56,751	45

Biesse	884	17

Bio On Spa*	550	36

BPER Banca	25,516	99

Brembo	9,797	100

Brunello Cucinelli	2,219	77

Buzzi Unicem	4,546	78

Buzzi Unicem	2,511	28

Cairo Communication	4,772	19

Carel Industries* (B)	736	8

Cementir Holding	1,914	11

Cerved Group	12,692	105

CIR-Compagnie Industriali Riunite	19,909	21

CNH Industrial	170,978	1,563

Credito Emiliano	5,075	29

Credito Valtellinese*	438,549	37

Danieli & C Officine Meccaniche	2,908	43

Danieli & C Officine Meccaniche	777	14

Datalogic	1,337	31

Description	Shares	Value (000)

Davide Campari-Milano	64,752	$549

De’ Longhi	4,205	107

DeA Capital*	6,494	9

DiaSorin	1,408	115

doBank (B)	2,445	26

El.En.	474	7

Enav (B)	18,649	91

Enel	189,190	1,099

Eni	246,493	3,893

ERG	3,327	63

EXOR	2,412	131

Falck Renewables	6,160	17

Ferrari	2,917	291

Fiat Chrysler Automobiles*	25,633	373

Fila	1,293	20

Fincantieri	32,901	35

FinecoBank Banca Fineco	25,442	257

Geox	3,289	4

Gima TT (B)	2,194	16

Gruppo MutuiOnline	1,403	26

Hera	51,699	158

IMA Industria Macchine Automatiche	1,160	73

Immobiliare Grande Distribuzione SIIQ‡	3,297	20

Infrastrutture Wireless Italiane (B)	15,030	103

Interpump Group	4,876	146

Intesa Sanpaolo	1,772,104	3,957

Iren	41,237	99

Italgas	31,544	180

Italmobiliare	1,069	23

Juventus Football Club*	23,262	28

La Doria	707	6

Leonardo-Finmeccanica	9,707	86

Luxottica Group	3,804	225

Maire Tecnimont	9,630	36

MARR	2,115	50

Mediaset*	21,681	68

Mediobanca Banca di Credito Finanziario	13,123	111

Moncler	4,189	140

OVS* (B)	11,663	15

Piaggio & C	189,843	400

Pirelli & C* (B)	8,143	53

Poste Italiane (B)	10,764	86

Prysmian	5,023	98

RAI Way (B)	5,445	27

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Recordati	2,132	$74

Reply	1,354	69

Saipem*	269,613	1,014

Salini Impregilo	11,697	19

Salvatore Ferragamo	3,136	64

Saras	37,102	72

Sesa	536	14

Snam	550,385	2,416

Societa Cattolica di Assicurazioni SC	9,015	74

Societa Iniziative Autostradali e Servizi	5,203	72

Tamburi Investment Partners	7,266	48

Technogym (B)	5,482	59

Telecom Italia*	271,937	151

Telecom Italia RSP	152,166	73

Tenaris	11,316	122

Terna Rete Elettrica Nazionale	34,115	194

Tod’s	627	30

UniCredit	116,598	1,323

Unione di Banche Italiane	67,625	197

Unipol Gruppo	25,621	104

Zignago Vetro	1,311	13

		23,799

Japan — 14.3%

77 Bank	3,300	57

ABC-Mart	2,500	138

Achilles	900	15

Acom	7,800	25

Activia Properties‡	40	162

Adastria	1,500	25

ADEKA	5,700	82

Advan	1,300	11

Advance Residence Investment‡	80	221

Advantest	11,600	237

Aeon	13,700	268

Aeon Delight	3,900	130

Aeon Fantasy	400	10

AEON Financial Service	15,700	279

AEON Investment‡	92	106

Aeon Mall	2,100	33

AGC	4,400	139

Ai Holdings	2,200	39

Aica Kogyo	3,200	107

Aichi	2,400	13

Aichi Bank	500	17

Aichi Steel	700	22

Description	Shares	Value (000)

Aida Engineering	3,600	$24

Aiful*	19,400	46

Ain Holdings	1,700	122

Air Water	3,300	50

Aisan Industry	2,300	15

Aisin Seiki	4,100	142

Ajinomoto	10,200	182

Akatsuki	400	18

Akebono Brake Industry*	7,700	13

Akita Bank	1,100	22

Alfresa Holdings	26,200	670

Alpen	1,000	15

Alps Alpine	5,700	110

Altech	900	14

Amada Holdings	7,200	65

Amano	3,700	72

Amuse	500	11

ANA Holdings	2,700	97

Anest Iwata	2,000	18

Anicom Holdings	1,000	33

Anritsu	9,100	126

AOI Electronics	300	7

AOKI Holdings	2,700	32

Aomori Bank	1,200	30

Aoyama Trading*	2,600	62

Aozora Bank	2,800	84

Arata	900	36

Arcland Sakamoto	1,700	21

Arcland Service Holdings	800	16

Arcs	2,700	60

Ariake Japan	1,200	78

Aruhi	1,300	24

As One	1,000	69

Asahi	1,000	13

Asahi Diamond Industrial	2,700	15

Asahi Group Holdings	12,600	489

Asahi Holdings	2,400	49

Asahi Intecc	2,200	93

Asahi Kasei	29,200	300

Asics	3,300	42

ASKA Pharmaceutical	1,500	15

ASKUL	1,500	32

Astellas Pharma	57,700	739

Ateam	600	8

Atom	6,100	53

Autobacs Seven	4,300	71

Avex	2,100	27

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Awa Bank	2,100	$55

Axial Retailing	1,000	33

Azbil	17,700	350

Bando Chemical Industries	2,500	24

Bank of Iwate	1,100	35

Bank of Kyoto	1,100	45

Bank of Nagoya	900	27

Bank of Okinawa	1,600	46

Bank of Saga	900	14

Bank of the Ryukyus	2,600	27

BayCurrent Consulting	700	15

Belc	700	33

Bell System24 Holdings	2,200	26

Belluna	3,000	27

Benefit One	1,800	55

Benesse Holdings	1,500	39

Bic Camera	6,800	86

BML	1,400	36

Bridgestone	27,800	1,071

Broadleaf	5,500	27

Bronco Billy	500	12

Brother Industries	4,600	68

Bunka Shutter	3,700	24

Calbee	2,100	66

Canon	162,000	4,424

Canon Electronics	1,000	17

Canon Marketing Japan	3,300	59

Capcom	5,100	101

Casio Computer	34,400	406

Cawachi	900	15

Central Glass	2,300	45

Central Japan Railway	3,340	705

Central Security Patrols	500	22

Chiba Bank	28,600	159

Chiba Kogyo Bank	3,100	10

Chiyoda	900	15

Chiyoda*	10,900	31

Chiyoda Integre	500	9

Chofu Seisakusho	1,400	27

Chori	800	12

Chubu Electric Power	14,600	208

Chubu Shiryo	1,500	17

Chudenko	2,200	47

Chugai Pharmaceutical	5,100	296

Chugoku Bank	9,700	82

Chugoku Electric Power	5,800	75

Description	Shares	Value (000)

Chugoku Marine Paints	3,800	$31

Chukyo Bank	800	16

CI Takiron	2,300	12

Ci:z Holdings*	1,700	91

Citizen Holdings	19,700	97

CKD	3,200	27

Clarion*	1,500	34

Cleanup	1,500	9

CMIC Holdings	500	8

CMK	3,100	17

Coca-Cola Bottlers Japan Holdings	2,800	83

cocokara fine	1,200	59

COLOPL*	3,100	21

Colowide	3,700	77

Comforia Residential‡	37	94

Computer Engineering & Consulting	1,700	28

COMSYS Holdings	7,700	188

Comture	600	13

Concordia Financial Group	43,900	168

CONEXIO	1,200	15

COOKPAD*	2,500	7

Corona, Cl A	900	9

Cosel	1,100	9

Cosmo Energy Holdings	3,600	74

Cosmos Pharmaceutical	600	100

Create Restaurants Holdings	3,000	32

Create SD Holdings	1,700	41

Credit Saison	3,500	41

CyberAgent	2,100	81

CYBERDYNE*	6,900	30

Dai Nippon Printing	5,800	122

Daibiru	3,300	33

Daicel	6,500	67

Dai-Dan	900	19

Daido Metal	2,600	18

Daido Steel	1,600	63

Daifuku	6,900	314

Daihen	1,200	24

Daiho	1,100	35

Daiichi Jitsugyo	500	16

Dai-ichi Life Holdings	87,100	1,354

Daiichi Sankyo	13,100	418

Daiichikosho	2,500	119

Daiken	600	11

Daikin Industries	43,700	4,639

Daikokutenbussan	400	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Daikyonishikawa	2,300	$23

Dainichiseika Color & Chemicals Manufacturing	700	17

Daio Paper	4,500	52

Daiseki	2,300	48

Daishi Hokuetsu Financial Group	2,350	65

Daisyo	700	10

Daito Trust Construction	1,600	218

Daiwa House Industry	22,100	703

Daiwa House Investment, Cl A‡	42	94

Daiwa Industries	2,000	20

Daiwa Office Investment‡	21	132

Daiwa Securities Group	36,300	184

Daiwabo Holdings	1,000	46

DCM Holdings	6,300	66

Dena	3,000	50

Denka	5,300	149

Denki Kogyo	500	11

Denso	225,900	9,988

Dentsu*	4,900	219

Denyo	700	9

Descente	2,500	41

Dexerials	3,600	26

DIC	4,800	147

Digital Arts	700	39

Digital Garage	2,100	48

Digital Hearts Holdings	700	9

Dip	1,900	31

Disco	600	69

DMG Mori*	6,900	77

Don Quijote Holdings	2,600	159

Doshisha	1,400	22

Doutor Nichires Holdings	2,400	44

Dowa Holdings	3,100	92

DTS	1,300	41

Duskin	2,500	55

DyDo Group Holdings	600	31

Eagle Industry	1,300	15

Earth	800	37

East Japan Railway	17,700	1,562

Ebara	6,300	141

EDION	4,300	42

Ehime Bank	1,800	18

Eighteenth Bank	900	20

Eiken Chemical	2,100	46

Eisai	5,720	442

Eizo	1,000	37

Description	Shares	Value (000)

Elecom	1,100	$28

Electric Power Development	3,100	73

Elematec	600	11

en-japan	2,000	62

Enplas	500	12

EPS Holdings	2,000	30

eRex	1,500	8

ES-Con Japan	2,300	13

ESPEC	1,300	22

euglena*	3,700	20

Exedy	1,800	44

Ezaki Glico	2,900	147

F@N Communications	2,300	11

FamilyMart	1,600	202

Fancl	4,400	112

FANUC	18,680	2,827

Fast Retailing	1,400	714

FC Residential Investments‡	76	67

FCC	2,300	54

Feed One	7,600	12

Ferrotec Holdings	2,100	15

FFRI*	300	7

Fields	1,000	7

Financial Products Group	3,900	40

Foster Electric	1,200	14

FP	1,600	98

France Bed Holdings	1,600	13

Frontier Real Estate Investment‡	29	115

Fudo Tetra	790	12

Fuji	1,200	20

Fuji Electric	3,100	91

Fuji Heavy Industries	21,300	458

Fuji Kyuko	1,500	44

Fuji Machine Manufacturing	3,900	46

Fuji Media Holdings	35,600	489

Fuji Oil Holdings	3,300	105

Fuji Pharma	700	11

Fuji Seal International	2,800	99

Fuji Soft	1,600	61

Fujibo Holdings	500	11

Fujicco	1,200	26

FUJIFILM Holdings	21,500	836

Fujikura	15,600	62

Fujimi	1,100	21

Fujimori Kogyo	900	24

Fujita Kanko	400	10

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Fujitec	3,900	$42

Fujitsu	4,400	274

Fujitsu General	3,900	50

Fujiya	600	12

Fukuda	400	15

Fukui Computer Holdings	300	4

Fukuoka Corp‡	44	67

Fukuoka Financial Group	11,000	223

Fukushima Industries	800	26

Fukuyama Transporting	1,800	69

FULLCAST Holdings	1,200	20

Funai Soken Holdings	2,450	37

Furukawa	1,900	22

Furukawa Electric	4,400	109

Fuso Chemical	1,200	22

Futaba*	2,200	32

Futaba Industrial	3,000	15

Future	1,400	19

Fuyo General Lease	1,200	61

Gecoss	1,100	10

Genky DrugStores	500	14

Geo Holdings	1,600	24

Giken	1,100	35

Global One Real Estate Investment‡	53	58

Glory	5,200	117

GLP J-Reit‡	219	223

GMO internet	4,300	57

GMO Payment Gateway	2,100	89

GNI Group*	800	22

Godo Steel	600	9

Goldcrest	800	12

Goldwin	700	75

Gree	7,000	28

GS Yuasa	4,400	90

G-Tekt	1,100	15

GungHo Online Entertainment	23,100	42

Gunma Bank	19,900	83

Gunosy*	1,000	25

Gunze	1,000	38

Gurunavi	1,400	9

H2O Retailing	5,400	77

Hachijuni Bank	22,100	90

Hakuhodo DY Holdings	5,100	73

Halows	600	12

Hamakyorex	1,000	34

Hamamatsu Photonics	3,100	104

Description	Shares	Value (000)

Hankyu Hanshin Holdings	5,100	$169

Hankyu Hanshin REIT‡	32	42

Hanwa	2,100	54

Harmonic Drive Systems	2,100	57

Haseko	17,400	182

Hazama Ando	11,700	77

HEALIOS*	1,100	17

Heiwa	3,400	69

Heiwa Real Estate	2,500	40

Heiwa Real Estate‡	56	63

Heiwado	1,800	41

Hibiya Engineering	1,200	20

Hiday Hidaka	1,440	29

Hikari Tsushin	500	78

Hino Motors	5,600	53

Hinokiya Group	500	10

Hioki EE*	500	16

Hirata	1,600	71

Hirose Electric	9,980	975

Hiroshima Bank	14,300	76

HIS	2,400	87

Hisaka Works	1,400	10

Hisamitsu Pharmaceutical	1,400	77

Hitachi	67,200	1,783

Hitachi Capital	3,100	65

Hitachi Chemical	2,500	37

Hitachi Construction Machinery	2,400	56

Hitachi High-Technologies	6,500	203

Hitachi Metals	5,300	55

Hitachi Transport System	3,100	88

Hitachi Zosen	10,000	30

Hochiki	800	8

Hodogaya Chemical	400	7

Hogy Medical	1,600	46

Hokkaido Electric Power	11,300	78

Hokkoku Bank	1,400	45

Hokuetsu	8,000	36

Hokuhoku Financial Group	7,300	82

Hokuriku Electric Power*	10,600	93

Hokuto	1,700	30

Honda Motor	256,700	6,742

Horiba	2,300	93

Hoshino Resorts‡	14	66

Hoshizaki Electric	4,500	274

Hosiden	3,700	24

Hosokawa Micron	400	15

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

House Foods Group	3,900	$134

Hoya	153,100	9,216

Hulic	6,800	61

Hulic‡	71	110

Hyakugo Bank	13,900	49

Hyakujushi Bank	1,500	35

Ibiden	7,400	104

IBJ Leasing	1,800	40

Ichibanya	1,000	38

Ichigo	16,800	49

Ichikoh Industries	1,600	8

Ichiyoshi Securities	2,400	18

Icom	600	11

Idec	1,900	32

Idemitsu Kosan	3,000	98

IDOM	4,400	15

IHI	3,500	96

Iida Group Holdings	3,300	57

Iino Kaiun Kaisha	5,700	21

Inaba Denki Sangyo	1,500	56

Inabata	2,900	37

Industrial & Infrastructure Fund Investment‡	89	93

Ines	1,300	13

Infocom	800	29

Infomart	5,600	51

Information Services International-Dentsu	800	20

Inpex	69,900	623

Internet Initiative Japan	1,900	43

Invesco Office‡	571	80

Invincible Investment‡	365	150

Iriso Electronics	1,200	44

Iseki	1,000	14

Isetan Mitsukoshi Holdings	33,700	373

Ishihara Sangyo Kaisha*	1,800	18

Istyle*	2,400	18

Isuzu Motors	13,100	184

Ito En	3,500	157

ITOCHU	47,100	800

Itochu Enex	3,100	27

Itochu Techno-Solutions	13,300	257

Itochu-Shokuhin	300	13

Itoham Yonekyu Holdings	8,900	54

Itoki	1,500	8

Itokuro*	400	11

Iwatani	2,200	73

Description	Shares	Value (000)

Iyo Bank	14,300	$75

Izumi	2,300	107

J Front Retailing	4,800	55

J Trust	3,700	14

JAC Recruitment	800	14

Jaccs	1,600	26

Jafco	2,000	63

Jamco	600	14

Japan‡	29	163

Japan Airlines	2,700	96

Japan Airport Terminal	1,000	35

Japan Asset Marketing*	8,600	8

Japan Aviation Electronics Industry	3,000	34

Japan Cash Machine	1,000	9

Japan Display*	39,000	26

Japan Excellent‡	73	99

Japan Exchange Group	19,900	322

Japan Hotel‡	260	186

Japan Investment Adviser	600	17

Japan Lifeline	3,300	42

Japan Logistics Fund‡	57	116

Japan Material	3,900	38

Japan Petroleum Exploration	2,300	41

Japan Post Bank	9,300	102

Japan Post Holdings	123,000	1,418

Japan Prime‡	18	68

Japan Pulp & Paper	700	27

Japan Rental Housing Investments‡	112	84

Japan Retail Fund Investment‡	56	112

Japan Securities Finance	6,900	35

Japan Steel Works	4,100	66

Japan Tissue Engineering*	600	4

Japan Tobacco	175,100	4,168

Japan Wool Textile	3,500	26

JCR Pharmaceuticals	900	38

JCU	1,400	18

Jeol	2,300	35

JFE Holdings	11,300	178

JGC	4,300	60

Jimoto Holdings	11,200	13

JINS	800	42

J-Oil Mills	600	21

Joshin Denki	1,100	24

Joyful Honda	3,100	39

JSP	700	14

JSR	4,100	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

JTEKT	4,600	$51

Juroku Bank	1,700	35

Justsystems	1,900	36

JVC Kenwood	9,700	21

JX Holdings	74,500	390

K&O Energy Group	900	12

kabu.com Securities	9,600	33

Kadokawa Dwango	3,200	34

Kaga Electronics	1,100	20

Kagome	4,800	126

Kajima	11,100	149

Kakaku.com	3,600	63

Kaken Pharmaceutical	2,100	93

Kameda Seika	800	36

Kamei	1,000	11

Kamigumi	2,800	57

Kanamoto	1,800	47

Kandenko	5,900	57

Kaneka	1,000	36

Kanematsu	4,600	56

Kanematsu Electronics	800	24

Kansai Electric Power	29,400	442

Kansai Mirai Financial Group	5,613	40

Kansai Paint	4,500	86

Kansai Super Market	1,100	10

Kanto Denka Kogyo	2,100	15

Kao	30,300	2,248

Kappa Create	1,600	20

Kasai Kogyo	1,400	10

Katakura Industries	1,100	11

Katitas	1,300	31

Kato Sangyo	1,600	44

Kawasaki Heavy Industries	3,000	64

Kawasaki Kisen Kaisha*	5,400	66

KDDI	64,000	1,529

Keihan Holdings	2,100	86

Keihin	2,400	40

Keikyu	4,700	77

Keio	2,200	128

Keisei Electric Railway	2,800	88

Keiyo	1,500	7

Keiyo Bank	6,900	44

Kenedix	15,500	66

Kenedix Office Investment, Cl A‡	27	172

Kenedix Residential Next Investment‡	50	76

Kenedix Retail‡	31	70

Description	Shares	Value (000)

Kenko Mayonnaise	800	$14

Kewpie	6,900	154

Key Coffee	900	17

Keyence	2,600	1,316

KH Neochem	1,800	38

Kikkoman	3,500	187

Kinden	8,700	141

Kintetsu Department Store	400	13

Kintetsu Group Holdings	3,800	165

Kintetsu World Express	2,300	34

Kirin Holdings	75,300	1,573

Kisoji	1,600	36

Kissei Pharmaceutical	1,900	49

Kitanotatsujin	3,800	13

Kitz	4,900	38

Kiyo Bank	4,000	57

KLab*	2,600	20

KNT-CT Holdings*	500	5

Koa	1,800	21

Koatsu Gas Kogyo	1,800	14

Kobayashi Pharmaceutical	1,000	68

Kobe Bussan	1,800	53

Kobe Steel	7,500	52

Koei Tecmo Holdings	3,020	50

Kohnan Shoji	1,800	44

Koito Manufacturing	6,000	309

Kokuyo	5,100	74

Komatsu	105,300	2,252

KOMEDA Holdings	3,100	61

Komeri	1,900	41

Komori	3,500	35

Konami Holdings	2,400	105

Konica Minolta	9,800	88

Konishi	1,900	29

Konoike Transport	1,700	25

Kose	700	110

Koshidaka Holdings	2,500	30

Kotobuki Spirits	1,200	46

K’s Holdings	10,300	101

Kubota	393,200	5,590

Kumagai Gumi	2,300	69

Kumiai Chemical Industry	5,700	34

Kura	700	35

Kurabo Industries	1,100	25

Kuraray	6,900	97

Kureha	1,100	61

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Kurita Water Industries	2,300	$55

Kusuri no Aoki	1,000	63

KYB*	1,100	26

Kyocera	102,700	5,125

Kyoei Steel	1,500	23

Kyokuto Kaihatsu Kogyo	1,700	22

Kyokuto Securities	1,500	16

KYORIN Holdings	2,500	55

Kyoritsu Maintenance	1,800	79

Kyowa Exeo	6,400	150

Kyowa Hakko Kirin*	6,100	116

Kyudenko	2,900	110

Kyushu Electric Power	8,400	100

Kyushu Financial Group	21,900	83

Kyushu Railway	3,600	122

LaSalle Logiport‡	75	73

Lasertec	2,300	59

Lawson	4,500	285

LEC	1,400	21

Leopalace21*	16,600	66

Life	900	19

LIFULL	3,500	23

LINE*	1,500	51

Linical	700	8

Link And Motivation	1,800	14

Lintec	3,000	64

Lion	18,800	387

LIXIL Group	25,200	312

LIXIL VIVA	1,300	18

M&A Capital Partners*	500	17

M3	10,000	134

Mabuchi Motor	3,000	92

Macnica Fuji Electronics Holdings	3,100	38

Macromill	2,000	26

Maeda	35,900	335

Maeda Kosen	1,300	31

Maeda Road Construction	4,000	83

Makino Milling Machine	1,400	49

Makita	8,600	305

Mandom	4,400	120

Mani	1,500	57

Mars Group Holdings	600	12

Marubeni	36,500	256

Marudai Food	1,200	19

Maruha Nichiro	2,500	84

Marui Group	18,400	357

Description	Shares	Value (000)

Maruichi Steel Tube	1,200	$38

Marusan Securities*	4,000	28

Maruwa	600	30

Maruwa Unyu Kikan	600	15

Maruzen Showa Unyu	500	13

Marvelous	2,100	15

Matsuda Sangyo	900	12

Matsui Securities	7,400	78

Matsumotokiyoshi Holdings	10,100	309

Matsuya	1,600	16

Matsuyafoods Holdings	500	16

Max	1,600	20

Maxell Holdings	3,400	45

Mazda Motor	13,600	140

McDonald’s Holdings Japan	1,500	64

MCJ	4,300	26

MCUBS MidCity Investment‡	105	83

Mebuki Financial Group	16,300	43

Medical Data Vision*	1,300	11

Medipal Holdings	9,500	204

Megachips	900	19

Megmilk Snow Brand	3,000	78

Meidensha	2,300	29

MEIJI Holdings	5,400	442

Meiko Electronics	200	3

Meiko Network Japan	1,600	13

Meitec	1,700	69

Melco Holdings	400	12

Menicon	1,600	41

METAWATER	900	24

Micronics Japan*	1,300	8

Milbon	1,400	57

Mimasu Semiconductor Industry	1,100	13

Minebea	8,300	120

Ministop	900	17

Miraca Holdings	3,500	79

Mirai‡	21	35

Mirait Holdings	4,200	61

Miroku Jyoho Service	1,200	27

Misawa Homes	1,400	9

MISUMI Group	7,000	147

Mitsuba	1,500	8

Mitsubishi	56,160	1,544

Mitsubishi Chemical Holdings	28,600	216

Mitsubishi Electric	42,000	463

Mitsubishi Estate	70,800	1,114

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Mitsubishi Estate Logistics Investment‡	13	$29

Mitsubishi Gas Chemical	4,200	63

Mitsubishi Heavy Industries	10,000	359

Mitsubishi Logisnext	1,700	16

Mitsubishi Logistics	10,400	237

Mitsubishi Materials	2,400	63

Mitsubishi Motors	16,000	87

Mitsubishi Pencil	2,300	45

Mitsubishi Research Institute	500	14

Mitsubishi Shokuhin	1,000	25

Mitsubishi Steel Manufacturing	1,000	15

Mitsubishi Tanabe Pharma	5,300	76

Mitsubishi UFJ Financial Group	306,100	1,501

Mitsubishi UFJ Lease & Finance	8,100	39

Mitsuboshi Belting	1,700	33

Mitsui	38,100	586

Mitsui Chemicals	4,400	99

Mitsui E&S Holdings*	4,700	44

Mitsui Fudosan	21,000	463

Mitsui Fudosan Logistics Park‡	14	40

Mitsui High-Tec	1,300	10

Mitsui Mining & Smelting	3,700	76

Mitsui OSK Lines	2,500	54

Mitsui Sugar	1,000	25

Mitsui-Soko Holdings	1,100	19

Miura	5,600	127

Mixi	2,700	57

Miyazaki Bank	900	24

Mizuho Financial Group	889,700	1,380

Mizuno	1,100	23

Mochida Pharmaceutical	800	66

Modec	1,400	29

Monex Group	11,300	38

Money Forward*	600	18

Monogatari	300	24

MonotaRO	2,800	69

Mori Hills Investment‡	97	122

Mori Trust Hotel‡	22	26

Mori Trust Sogo‡	65	95

Morinaga	2,400	103

Morinaga Milk Industry	2,100	59

Morita Holdings	2,000	33

MOS Food Services	1,800	46

MS&AD Insurance Group Holdings	45,700	1,303

MTG	500	24

MTI	1,800	10

Description	Shares	Value (000)

Murata Manufacturing	4,100	$557

Musashi Seimitsu Industry	2,900	41

Musashino Bank	1,700	39

Nabtesco*	2,800	61

Nachi-Fujikoshi	1,000	35

Nagaileben	1,700	37

Nagase	6,500	89

Nagatanien Holdings	600	13

Nagoya Railroad	4,500	119

Nakanishi	4,100	70

Nakayama Steel Works	1,800	8

Namco Bandai Holdings	31,600	1,416

Namura Shipbuilding	3,400	14

Nankai Electric Railway	6,700	177

Nanto Bank	1,700	33

NEC	20,300	603

NEC Capital Solutions	700	10

NEC Networks & System Integration	1,600	35

NET One Systems	5,200	91

Neturen	2,100	16

Nexon*	9,500	121

Nextage	1,900	19

NGK Insulators	6,500	88

NGK Spark Plug	3,300	65

NH Foods	1,900	71

NHK Spring	12,500	109

Nichias	3,600	61

Nichiban	600	10

Nichicon	3,000	22

Nichiden	900	13

Nichiha	1,600	40

NichiiGakkan	2,500	23

Nichi-iko Pharmaceutical	2,900	43

Nichirei	6,900	190

Nidec	5,200	590

Nifco	5,400	127

Nihon Chouzai	400	12

Nihon Kohden	127,500	4,155

Nihon M&A Center	9,000	181

Nihon Nohyaku	2,300	11

Nihon Parkerizing	5,800	67

Nihon Trim	300	16

Nihon Unisys	4,600	103

Nikkiso	3,300	28

Nikkon Holdings	3,900	93

Nikon	7,400	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Nintendo	2,600	$690

Nippo	3,500	67

Nippon Accommodations Fund‡	28	135

Nippon Beet Sugar Manufacturing	700	11

Nippon Building Fund‡	31	195

Nippon Carbon	600	22

Nippon Ceramic	1,300	28

Nippon Chemi-Con	800	14

Nippon Denko	4,800	10

Nippon Densetsu Kogyo	2,100	41

Nippon Electric Glass	1,800	44

Nippon Express	1,800	100

Nippon Flour Mills	3,300	55

Nippon Gas	2,300	83

NIPPON Investment‡	28	93

Nippon Kanzai	1,000	17

Nippon Kayaku	9,200	117

Nippon Koei	600	13

Nippon Light Metal Holdings	35,300	72

Nippon Paint Holdings	3,100	106

Nippon Paper Industries	6,300	113

Nippon Parking Development	14,400	19

Nippon Prologis‡	38	80

Nippon Road	400	21

Nippon Seiki	3,000	51

Nippon Sharyo*	600	12

Nippon Sheet Glass	5,400	41

Nippon Shinyaku	3,000	191

Nippon Shokubai	1,700	108

Nippon Signal	3,800	31

Nippon Soda	1,400	34

Nippon Steel & Sumikin Bussan	900	37

Nippon Steel & Sumitomo Metal	20,130	344

Nippon Suisan Kaisha	44,400	248

Nippon Telegraph & Telephone	55,000	2,241

Nippon Television Holdings	30,720	452

Nippon Thompson	2,800	12

Nippon Yusen	3,700	57

Nipro	8,900	109

Nishimatsu Construction	3,500	80

Nishimatsuya Chain	3,000	24

Nishimoto	300	12

Nishi-Nippon Financial Holdings	8,100	70

Nishi-Nippon Railroad	3,900	98

Nishio Rent All	1,000	30

Nissan Chemical	9,100	475

Description	Shares	Value (000)

Nissan Motor	54,700	$438

Nissan Shatai	4,700	42

Nissei ASB Machine	500	16

Nissha	2,500	30

Nisshin Oillio Group	1,600	46

Nisshin Seifun Group	4,100	85

Nisshinbo Holdings	9,896	75

Nissin	700	11

Nissin Electric	3,100	23

Nissin Foods Holdings	1,400	88

Nissin Kogyo	2,300	29

Nitori Holdings	1,800	225

Nitta	1,400	41

Nittetsu Mining	400	17

Nitto Boseki	1,600	26

Nitto Denko	40,800	2,040

Nitto Kogyo	1,300	20

Nitto Kohki	700	13

Nittoku Engineering	800	15

Noevir Holdings	900	39

NOF	4,200	143

Nohmi Bosai	1,400	24

Nojima	1,700	34

NOK	5,500	76

Nomura	11,200	257

Nomura Holdings	156,600	596

Nomura Real Estate Holdings	2,400	44

Nomura Real Estate Master Fund‡	83	109

Nomura Research Institute	4,500	166

Noritake	600	25

Noritsu Koki	1,000	14

Noritz	1,800	26

North Pacific Bank	16,900	45

NS Solutions	2,200	53

NS United Kaiun Kaisha	500	13

NSD	2,500	48

NSK	7,500	64

NTN	24,500	70

NTT Data	82,400	902

NTT DOCOMO	44,500	1,002

NuFlare Technology	200	9

Obara Group	700	25

Obayashi	78,200	706

Obic	4,760	368

OBIC Business Consultants	1,400	55

Odakyu Electric Railway	6,400	141

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Ogaki Kyoritsu Bank	2,200	$44

Ohara	400	6

Ohsho Food Service	800	53

Oiles	1,400	23

Oisix ra daichi*	600	10

Oita Bank	900	27

Oji Holdings	19,000	97

Okabe	2,600	21

Okamoto Industries	700	37

Okamura	3,900	50

Okasan Securities Group	9,100	40

Oki Electric Industry	5,200	61

Okinawa Electric Power	3,000	58

OKUMA	1,500	71

Okumura	1,800	52

Okuwa	1,400	14

Olympus	122,800	3,797

Omron	103,800	3,768

One REIT‡	14	34

Ono Pharmaceutical	9,200	187

Onward Holdings	25,700	138

Open Door*	700	16

Open House	2,000	67

Optex Group	1,900	29

Optorun	800	12

Oracle Japan	2,600	165

Organo	500	12

Orient	25,600	31

Oriental Land	4,700	473

ORIX	30,300	440

Orix JREIT‡	168	279

Osaka Gas	8,900	163

Osaka Soda	900	20

Osaka Steel	1,000	17

OSAKA Titanium Technologies	1,300	20

Osaki Electric	3,000	18

OSG	4,500	87

OSJB Holdings	8,400	22

Otsuka	5,000	137

Otsuka Holdings*	20,700	848

Outsourcing*	6,600	63

Oyo	1,000	10

Pacific Industrial	2,900	38

Pacific Metals	800	19

Pack	700	19

PAL GROUP Holdings	600	15

Description	Shares	Value (000)

PALTAC	2,000	$94

Panasonic	50,400	451

Paramount Bed Holdings	1,100	45

Parco	1,400	14

Park24	2,400	53

Pasona Group	1,100	11

PC Depot	1,400	6

Penta-Ocean Construction	16,700	93

Pepper Food Service	800	21

PeptiDream*	5,900	233

Persol Holdings	17,700	262

PIA	300	10

Pigeon	2,600	111

Pilot	1,800	87

Piolax	1,600	32

Pioneer*	18,200	11

PKSHA Technology*	300	19

Plenus	1,200	21

Pola Orbis Holdings	2,000	54

Premier Investment‡	87	99

Press Kogyo	6,200	30

Pressance	2,300	27

Prestige International	3,400	37

Prima Meat Packers	1,600	29

Proto	600	8

Qol Holdings	1,400	21

Raito Kogyo	3,100	41

Raksul*	1,000	22

Rakus	1,100	17

Rakuten*	20,400	137

Raysum	900	8

Recruit Holdings	25,100	605

Relia	2,100	17

Relo Group	6,900	161

Remixpoint	2,100	8

Renesas Electronics*	79,600	360

Rengo	11,400	90

Resona Holdings	242,940	1,170

Resorttrust	5,000	73

Retail Partners	1,400	14

Rheon Automatic Machinery	1,200	15

Ricoh	15,300	149

Ricoh Leasing	1,000	30

Riken	600	27

Riken Keiki	900	17

Riken Vitamin	700	23

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Ringer Hut	1,300	$27

Rinnai	2,800	184

Riso Kagaku	1,500	23

Riso Kyoiku	6,900	29

Rock Field	1,000	15

Rohm	2,300	147

Rohto Pharmaceutical	6,000	165

Rokko Butter	600	12

Roland DG	600	12

Round One	4,100	42

Royal Holdings*	1,800	42

RS Technologies	300	8

Ryobi	1,600	38

Ryohin Keikaku	1,300	315

Ryosan	1,100	29

Ryoyo Electro	1,000	14

S Foods	1,100	41

Sac’s Bar Holdings	800	8

Saizeriya	1,700	29

Sakai Chemical Industry	800	16

Sakai Moving Service	700	38

Sakata INX	2,300	25

Sakata Seed	1,800	55

SAMTY	1,600	18

San ju San Financial Group	1,400	22

San-A, Cl A	1,100	41

San-Ai Oil	3,300	33

SanBio*	1,600	118

Sanden Holdings*	1,200	8

Sangetsu	3,100	56

San-In Godo Bank	9,000	63

Sanken Electric	1,400	26

Sanki Engineering	2,800	29

Sankyo	800	31

Sankyo Tateyama	1,800	19

Sankyu	3,400	154

Sanrio	3,100	61

Sanshin Electronics	800	14

Santen Pharmaceutical	8,000	116

Sanwa Holdings	11,900	135

Sanyo Chemical Industries	800	37

Sanyo Denki	500	16

Sanyo Special Steel	1,400	30

Sapporo Holdings	3,900	81

Sato Holdings	1,600	38

Sawai Pharmaceutical	5,300	253

Description	Shares	Value (000)

SBI Holdings	5,000	$98

SCREEN Holdings	2,400	100

SCSK	10,000	353

Secom	11,600	961

Seed	700	8

Sega Sammy Holdings	22,600	317

Seibu Holdings	5,400	94

Seikagaku	2,400	27

Seiko Epson	6,500	91

Seiko Holdings	1,800	34

Seino Holdings	9,100	119

Seiren	3,000	49

Sekisui Chemical	27,700	410

Sekisui House	14,000	208

Sekisui House‡	233	149

Sekisui Jushi	1,600	28

Sekisui Plastics	1,000	8

Senko	23,300	177

Senshu Ikeda Holdings	15,500	42

Seria	2,700	92

Seven & i Holdings	45,300	1,969

Seven Bank	10,700	31

SG Holdings	2,100	54

Sharp	5,400	54

Shibuya	900	29

SHIFT*	500	16

Shiga Bank	2,700	63

Shikoku Bank	2,700	29

Shikoku Chemicals	2,300	22

Shikoku Electric Power	9,900	120

Shima Seiki Manufacturing	1,700	49

Shimachu	2,800	76

Shimadzu	9,400	185

Shimamura	400	31

Shimano	2,800	394

Shimizu	56,300	457

Shindengen Electric Manufacturing	500	17

Shin-Etsu Chemical	38,800	3,001

Shin-Etsu Polymer	2,900	18

Shinko Electric Industries	4,200	27

Shinko Plantech	2,700	29

Shinmaywa Industries	5,700	70

Shinnihon	1,300	12

Shinoken Group	1,400	9

Shinsei Bank*	4,000	48

Shionogi	6,260	358

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Ship Healthcare Holdings	2,900	$107

Shiseido	8,900	557

Shizuoka Bank	10,500	82

Shizuoka Gas	3,300	26

SHO-BOND Holdings	3,100	231

Shochiku	600	58

Shoei	700	24

Shoei Foods	800	20

Showa	2,900	34

Showa Denko	3,400	101

Showa Sangyo	1,300	35

Showa Shell Sekiyu	4,200	59

Siix	1,800	23

Sinanen Holdings	600	13

Sinfonia Technology	1,100	13

Sinko Industries	1,100	15

Sintokogio	2,000	16

SKY Perfect JSAT Holdings	9,100	39

Skylark Holdings	12,600	199

SMC	1,300	392

SMS	4,000	63

Sodick	2,500	16

SoftBank Group	19,100	1,266

Sogo Medical Holdings	1,000	19

Sohgo Security Services	5,800	271

Sojitz	79,700	276

Solasto	3,500	35

Sompo Holdings	25,300	857

Sony	35,200	1,690

Sony Financial Holdings	12,900	241

Sosei Group*	4,700	34

Sotetsu Holdings	4,800	143

Sourcenext	5,400	27

Sparx Group	5,200	9

Square Enix Holdings	5,400	146

ST	700	12

St. Marc Holdings	1,200	27

Stanley Electric	2,800	78

Star Micronics	2,400	32

Starts	1,900	42

Starzen	500	17

Stella Chemifa	500	12

Strike	500	7

Studio Alice	400	8

Sugi Holdings	2,400	95

SUMCO	4,800	53

Description	Shares	Value (000)

Sumitomo	26,100	$370

Sumitomo Bakelite	2,100	72

Sumitomo Chemical	33,300	161

Sumitomo Dainippon Pharma	3,900	124

Sumitomo Densetsu	1,100	18

Sumitomo Electric Industries	32,300	427

Sumitomo Forestry	8,200	107

Sumitomo Heavy Industries	2,300	68

Sumitomo Metal Mining	5,100	136

Sumitomo Mitsui Construction	9,840	60

Sumitomo Mitsui Financial Group	71,400	2,369

Sumitomo Mitsui Trust Holdings	15,600	570

Sumitomo Osaka Cement	2,400	99

Sumitomo Realty & Development	8,000	293

Sumitomo Riko	2,500	21

Sumitomo Rubber Industries	4,300	51

Sumitomo Seika Chemicals	500	19

Sumitomo Warehouse	4,000	49

Sun Frontier Fudousan	2,100	20

Sundrug	5,200	155

Suntory Beverage & Food	10,800	487

Suruga Bank*	10,400	38

Sushiro Global Holdings	1,100	60

Suzuken	1,600	81

Suzuki Motor	8,100	409

Sysmex	3,820	184

Systena	4,400	51

T Hasegawa	1,600	23

T&D Holdings	21,500	249

Tachi-S, Cl S	2,000	26

Tadano	6,100	55

Taihei Dengyo Kaisha	1,100	25

Taiheiyo Cement	2,600	80

Taiho Kogyo, Cl A	700	6

Taikisha	1,600	42

Taisei	4,800	205

Taisho Pharmaceutical Holdings	900	90

Taiyo Holdings	1,000	28

Taiyo Nippon Sanso	2,900	47

Taiyo Yuden	7,400	110

Takamatsu Construction Group	900	23

Takara Bio	3,100	73

Takara Holdings	9,600	117

Takara Leben	5,500	15

Takara Standard	2,400	36

Takasago International	800	25

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Takasago Thermal Engineering	3,200	$52

Takashimaya	3,200	41

Takeda Pharmaceutical	19,500	661

Takeuchi Manufacturing	2,100	32

Takuma	4,600	58

Tamron	1,100	16

Tamura	4,400	21

Tanaka Chemical*	700	5

Tanseisha	1,900	19

Tateru	1,900	5

Tatsuta Electric Wire and Cable	1,700	7

Tayca	1,000	15

TDK	6,500	456

TechnoPro Holdings	5,600	230

Teijin	4,000	64

Teikoku Sen-I, Cl I	1,200	24

Tekken	900	21

Tenma	1,000	17

Terumo	111,000	6,266

T-Gaia	1,300	25

THK	2,500	46

TIS	4,800	189

TKC	900	32

TKP*	400	13

Toa	800	10

Toagosei	6,800	75

Tobu Railway	4,400	119

TOC	3,600	24

Tocalo	4,000	31

Tochigi Bank	6,200	14

Toda	15,100	94

Toei	500	59

Toei Animation	700	26

Toenec	500	13

Toho	7,000	253

Toho Bank	13,400	38

Toho Gas	1,900	80

Toho Holdings	3,400	83

Toho Titanium	2,100	19

Toho Zinc	700	21

Tohoku Electric Power	39,900	525

Tokai	1,300	33

Tokai Carbon	12,300	139

TOKAI Holdings	5,500	44

Tokai Rika	3,300	54

Tokai Tokyo Financial Holdings	13,300	57

Description	Shares	Value (000)

Token	500	$30

Tokio Marine Holdings	31,900	1,514

Tokushu Tokai Paper	700	26

Tokuyama	3,700	81

Tokyo Base*	800	4

Tokyo Broadcasting System Holdings	2,300	36

Tokyo Century	900	40

Tokyo Dome	5,600	48

Tokyo Electric Power Holdings*	32,300	192

Tokyo Electron	4,900	556

Tokyo Gas	17,100	433

Tokyo Kiraboshi Financial Group	1,600	25

Tokyo Ohka Kogyo	2,200	59

Tokyo Seimitsu	2,300	58

Tokyo Steel Manufacturing	6,900	56

Tokyo Tatemono	12,300	127

Tokyotokeiba	1,000	25

Tokyu‡	56	84

Tokyu	11,000	180

Tokyu Construction	5,300	48

Tokyu Fudosan Holdings	14,700	73

TOMONY Holdings	8,300	31

Tomy	5,200	52

Tonami Holdings	300	15

Topcon	6,500	86

Toppan Forms	3,600	28

Toppan Printing	5,500	81

Topre	2,100	42

Topy Industries	900	18

Toray Industries	93,000	653

Toridoll Holdings	1,300	21

Torii Pharmaceutical	900	20

Tosei	1,600	12

Toshiba	15,000	423

Toshiba Machine	1,600	29

Toshiba Plant Systems & Services	3,100	57

Toshiba TEC	1,600	37

Tosho	1,000	31

Tosho Printing	1,400	9

Tosoh	5,700	74

Totetsu Kogyo	1,600	44

TOTO	3,200	110

Towa Bank	2,300	16

Towa Pharmaceutical	600	42

Toyo Construction	5,000	17

Toyo Engineering*	1,500	9

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Toyo Ink SC Holdings	2,500	$55

Toyo Kanetsu	400	8

Toyo Seikan Group Holdings	19,000	436

Toyo Suisan Kaisha	16,300	569

Toyo Tanso	600	12

Toyo Tire	6,600	82

Toyobo	5,200	71

Toyoda Gosei	1,100	22

Toyota Boshoku	4,100	61

Toyota Industries	5,900	272

Toyota Motor	118,100	6,856

Toyota Tsusho	5,200	153

TPR	1,400	28

Trancom	500	26

Transcosmos	1,600	34

Trend Micro*	4,500	244

Trusco Nakayama	2,400	63

Trust Tech	600	15

TS Tech	2,500	68

TSI Holdings	4,500	29

Tsubaki Nakashima	2,400	35

Tsubakimoto Chain	1,600	52

Tsugami	3,000	17

Tsukishima Kikai	1,900	22

Tsukui	3,400	26

Tsumura	3,600	100

Tsuruha Holdings	800	69

Tsurumi Manufacturing	1,200	21

TV Asahi Holdings	1,400	25

UACJ	2,000	39

Ube Industries	6,300	128

UKC Holdings	700	12

Ulvac	2,600	75

Unicharm	9,000	292

Union Tool	400	11

Unipres	2,400	40

UNITED	600	8

United Arrows	1,400	45

United Super Markets Holdings	3,400	37

United Urban Investment‡	73	113

Unitika*	3,000	13

Universal Entertainment	1,500	44

Unizo Holdings	1,800	33

Ushio	18,800	199

USS	14,900	250

UT Group*	1,500	26

Description	Shares	Value (000)

UUUM*	100	$4

Uzabase*	700	11

V Technology	300	34

Valor Holdings	2,300	55

Valqua	900	18

Vector	1,800	23

Vital KSK Holdings	2,500	26

VT Holdings	3,800	14

Wacoal Holdings	2,800	72

Wacom	8,600	36

Wakita	1,900	19

Warabeya Nichiyo Holdings	800	14

WATAMI	1,000	12

WDB Holdings	600	13

Welcia Holdings	1,100	50

West Japan Railway	20,800	1,468

World Holdings	300	6

Wowow	400	11

W-Scope	1,300	14

Xebio Holdings	1,600	18

Yahagi Construction	1,200	8

Yahoo Japan	67,000	167

Yakult Honsha	2,800	197

Yakuodo	500	12

YAMABIKO	1,900	18

YAMADA Consulting Group	600	9

Yamada Denki	74,400	357

Yamagata Bank	1,800	34

Yamaguchi Financial Group	4,000	38

Yamaha	3,200	136

Yamaha Motor	6,000	117

YA-MAN	1,900	24

Yamanashi Chuo Bank	1,800	23

Yamashin-Filter	2,100	12

Yamato Holdings	16,920	464

Yamato Kogyo	2,600	61

Yamazaki Baking	3,100	65

Yamazen	3,700	35

Yaoko	1,200	66

Yaskawa Electric	5,400	132

Yellow Hat	1,100	26

Yodogawa Steel Works	1,400	28

Yokogawa Bridge Holdings	2,000	30

Yokogawa Electric	4,700	81

Yokohama Reito	2,900	24

Yokohama Rubber*	2,700	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Yomiuri Land	300	$10

Yondoshi Holdings	1,100	22

Yonex	3,300	18

Yorozu	900	11

Yoshinoya Holdings	4,000	66

Yuasa Trading	1,100	31

Yume No. Machi Souzou Iinkai	1,500	17

Yumeshin Holdings	2,900	21

Yurtec	2,400	19

Yushin Precision Equipment	800	6

Zenkoku Hosho	3,200	99

Zenrin	2,250	48

Zensho Holdings	5,700	138

Zeon	8,700	79

ZERIA Pharmaceutical	1,900	34

ZIGExN	3,000	14

Zojirushi	2,700	24

ZOZO	4,300	79

		228,328

Kenya — 0.0%

East African Breweries	283,278	486

Luxembourg — 0.1%

RTL Group	927	50

Ternium ADR	46,079	1,248

		1,298

Malaysia — 0.2%

AirAsia X*	136,400	8

Allianz Malaysia	6,200	20

Brem Holding	200,000	36

Heineken Malaysia	10,000	50

Hong Leong Bank	61,800	305

Hong Leong Financial Group	18,000	81

Hong Leong Industries	5,500	11

Insas	326,100	54

Kenanga Investment Bank	85,500	12

KSL Holdings*	551,500	95

Lion Industries*	217,100	26

Malayan Banking	150,100	345

Malaysia Airports Holdings	282,800	573

Malaysian Pacific Industries	25,503	61

Matrix Concepts Holdings	22,300	10

Padini Holdings	248,600	211

Petron Malaysia Refining & Marketing	112,201	170

Shell Refining Federation of Malaya	63,000	71

Supermax	50,200	42

Description	Shares	Value (000)

Syarikat Takaful Malaysia Keluarga	24,000	$22

Tenaga Nasional	96,026	316

Tropicana	47	—

Uchi Technologies	119,200	73

Unisem	1,048,100	833

ViTrox	25,000	38

		3,463

Mexico — 0.7%

Genomma Lab Internacional, Cl B*	1,549,831	924

Gentera	1,157,808	854

Grupo Aeroportuario del Pacifico, Cl B	212,249	1,730

Grupo Financiero Banorte, Cl O	461,300	2,251

Grupo Financiero Inbursa, Cl O	561,872	811

Grupo Lala, Cl B	612,726	662

Grupo Televisa ADR	46,090	580

Industrias Bachoco	71,691	236

Megacable Holdings	58,500	262

Nemak (B)	932,967	697

Vitro	18,814	51

Wal-Mart de Mexico	705,193	1,793

		10,851

Netherlands — 3.0%

Aalberts Industries	6,325	211

ABN AMRO Group (B)	10,149	239

Accell Group	1,423	31

Aegon	40,787	191

AerCap Holdings*	3,002	119

Akzo Nobel	84,472	6,813

AMG Advanced Metallurgical Group	1,873	60

APERAM	3,307	87

Arcadis	4,528	55

ArcelorMittal	36,996	769

ASM International	2,670	111

ASML Holding	11,702	1,839

ASR Nederland	8,915	354

Basic-Fit* (B)	1,861	55

BE Semiconductor Industries	4,738	100

BinckBank	3,504	24

Boskalis Westminster	189,920	4,729

Brunel International	1,402	18

Coca-Cola European Partners	3,170	146

Corbion	3,862	108

Eurocommercial Properties‡	2,899	90

Euronext (B)	3,614	208

Flow Traders (B)	2,029	65

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

ForFarmers	2,263	$21

Fugro*	104,118	900

Galapagos*	2,620	242

Gemalto*	4,695	273

Heineken	23,777	2,103

Heineken Holding	2,586	219

IMCD	3,379	217

ING Groep	494,430	5,331

Intertrust (B)	3,980	67

Kendrion	709	17

Koninklijke Ahold Delhaize	71,139	1,799

Koninklijke BAM Groep	15,225	44

Koninklijke DSM	4,111	336

Koninklijke KPN	336,575	987

Koninklijke Philips	46,900	1,662

Koninklijke Volkerwessels	1,954	31

Koninklijke Vopak	1,538	70

NN Group	6,782	270

NSI‡	1,348	53

OCI*	4,797	98

Pharming Group*	35,679	31

PostNL	29,328	67

Randstad	86,633	3,978

RELX	195,015	4,016

Royal Dutch Shell, Cl A	28,592	840

SBM Offshore	325,573	4,821

SIF Holding	523	7

Signify (B)	7,208	169

Takeaway.com* (B)	2,395	161

TKH Group	2,482	116

TomTom*	8,428	76

Unibail-Rodamco-Westfield‡	1,757	272

Unilever	35,736	1,942

Vastned Retail‡	814	29

Wereldhave‡	2,624	82

Wessanen	4,557	42

Wolters Kluwer	6,851	406

		48,217

New Zealand — 0.2%

a2 Milk*	18,245	136

Air New Zealand	36,758	76

Argosy Property	50,161	40

Auckland International Airport	20,829	100

Chorus	26,476	86

Contact Energy	46,182	182

Fisher & Paykel Healthcare	13,237	116

Description	Shares	Value (000)

Fletcher Building*	17,742	$58

Genesis Energy	31,706	56

Goodman Property Trust‡	57,805	59

Infratil	37,068	91

Kiwi Property Group‡	87,238	81

Mercury NZ	41,973	103

Meridian Energy	32,722	75

Metlifecare	10,806	39

New Zealand Refining	13,036	21

Precinct Properties New Zealand‡	62,752	62

Restaurant Brands New Zealand	6,777	38

Ryman Healthcare	8,710	63

SKY Network Television	168,168	209

SKYCITY Entertainment Group	43,129	103

Spark New Zealand	157,357	439

Summerset Group Holdings	12,820	55

Synlait Milk*	4,931	30

Tourism Holdings	6,187	21

Trade Me Group	26,153	111

Z Energy	23,498	86

		2,536

Norway — 0.9%

Akastor*	7,605	12

Aker, Cl A	1,486	79

Aker BP	2,168	55

Aker Solutions*	8,864	41

Atea	5,293	68

Austevoll Seafood	5,707	71

Axactor*	7,361	16

B2Holding	13,403	19

Bakkafrost P	26,792	1,314

Borr Drilling*	24,966	62

Borregaard	6,195	54

BW LPG* (B)	3,978	12

BW Offshore*	6,071	22

DNB	47,275	758

DNO	41,757	61

Elkem* (B)	16,540	42

Entra (B)	7,616	102

Equinor	56,007	1,198

Europris (B)	10,507	28

Evry (B)	9,885	36

FLEX LNG*	12,533	18

Frontline*	4,468	25

Gaming Innovation Group*	2,954	8

Gjensidige Forsikring	4,376	69

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Golden Ocean Group	5,813	$36

Grieg Seafood	3,273	39

Hoegh LNG Holdings	2,572	11

Kongsberg Automotive*	26,507	24

Kongsberg Gruppen	5,121	69

Kvaerner*	8,680	12

Leroy Seafood Group	19,144	146

Marine Harvest	9,456	201

NEL*	59,847	32

Nordic Nanovector*	2,745	16

Nordic Semiconductor*	7,839	26

Norsk Hydro	32,182	149

Northern Drilling*	4,590	27

Norway Royal Salmon	690	14

Norwegian Air Shuttle*	2,223	45

Norwegian Finans Holding*	6,204	48

Norwegian Property	7,924	10

Ocean Yield	3,763	26

Odfjell Drilling*	5,005	12

Orkla	18,165	145

Petroleum Geo-Services*	20,081	29

Protector Forsikring*	3,952	22

Salmar	3,279	162

Sbanken (B)	5,259	46

Scatec Solar (B)	5,065	43

Schibsted, Cl A	9,842	330

Schibsted, Cl B	10,424	317

Selvaag Bolig	2,183	10

SpareBank 1 Nord Norge	5,943	43

Sparebank 1 Oestlandet	1,819	18

SpareBank 1 SMN	7,495	73

SpareBank 1 SR-Bank	11,319	117

Stolt-Nielsen	1,568	18

Storebrand	30,079	214

Subsea 7*	16,790	165

Telenor	16,675	325

TGS NOPEC Geophysical	35,579	866

Tomra Systems	7,019	159

Veidekke	6,763	76

Wallenius Wilhelmsen, Cl B*	6,172	21

XXL (B)	5,900	18

Yara International	169,145	6,553

		14,883

Peru — 0.2%

Cia de Minas Buenaventura ADR	30,116	488

Description	Shares	Value (000)

Credicorp	12,296	$2,726

		3,214

Philippines — 0.1%

Bloomberry Resorts*	381,200	68

First Gen	162,100	62

Lopez Holdings	1,077,100	82

Metro Retail Stores Group	612,000	29

Pepsi-Cola Products Philippines	169,263	4

PLDT	12,760	273

San Miguel	144,580	406

		924

Poland — 0.4%

Asseco Poland	12,648	156

CD Projekt*	24,826	969

Eurocash	69,436	328

Grupa Lotos	60,862	1,443

Jastrzebska Spolka Weglowa	6,115	110

LPP	440	925

PlayWay	2,483	90

Polski Koncern Naftowy Orlen	64,848	1,879

Polskie Gornictwo Naftowe i Gazownictwo	207,680	384

TEN Square Games*	2,779	59

		6,343

Portugal — 0.1%

Altri SGPS	3,655	24

Banco Comercial Portugues, Cl R*	586,770	154

Banco Espirito Santo* (A)	46,916	—

Corticeira Amorim SGPS	2,805	29

CTT-Correios de Portugal	8,704	29

EDP-Energias de Portugal	57,619	202

Galp Energia	11,294	179

Jeronimo Martins	4,973	59

Mota-Engil SGPS*	3,895	7

Navigator	13,400	56

NOS SGPS	15,866	96

REN - Redes Energeticas Nacionais SGPS	26,714	74

Semapa-Sociedade de Investimento e Gestao	1,629	24

Sonae SGPS	50,298	47

		980

Qatar — 0.2%

Barwa Real Estate	123,850	1,358

Mannai	745	11

Ooredoo QPSC	63,688	1,312

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Qatar International Islamic Bank QSC	3,641	$66

Qatar Islamic Bank SAQ	6,008	251

Qatar National Bank SAQ	10,797	578

United Development QSC	17,010	69

		3,645

Russia — 0.2%

Lukoil PJSC ADR	2,815	201

Magnit PJSC	5,579	281

Magnitogorsk Iron & Steel Works PJSC GDR	43,766	363

PhosAgro PJSC GDR	52,766	646

Sberbank of Russia PJSC ADR	136,589	1,497

Sberbank of Russia PJSC ADR	3,817	42

Tatneft PJSC ADR	5,656	356

VEON ADR	23,598	55

		3,441

Singapore — 2.5%

Accordia Golf Trust	35,500	13

Ascendas‡	60,800	115

Ascendas Hospitality Trust‡	49,700	28

Ascott Residence Trust‡	93,100	74

Asian Pay Television Trust	83,200	8

Best World International	17,700	34

Bumitama Agri	19,400	9

Cache Logistics Trust‡	64,006	33

CapitaLand	63,300	144

CapitaLand Commercial Trust‡	57,274	74

CapitaLand Mall Trust‡	53,700	89

CapitaLand Retail China Trust‡	38,100	38

CDL Hospitality Trusts‡	49,300	53

China Aviation Oil Singapore	11,800	9

Chip Eng Seng	18,600	9

City Developments	8,400	50

ComfortDelGro	47,000	74

COSCO Shipping International Singapore*	53,300	13

Cromwell European Real Estate Investment Trust‡	10,526	5

Dairy Farm International Holdings	27,800	251

DBS Group Holdings	305,534	5,311

Delfi	846,700	820

ESR-REIT‡	115,269	43

Far East Hospitality Trust‡	37,400	17

First Real Estate Investment Trust‡	33,500	24

First Resources	34,600	39

Frasers Centrepoint Trust‡	34,900	56

Description	Shares	Value (000)

Frasers Commercial Trust‡	42,386	$43

Frasers Hospitality Trust‡	22,500	12

Frasers Logistics & Industrial Trust‡	94,130	71

Genting Singapore	146,000	104

GL	240,000	130

Golden Agri-Resources	140,800	25

Great Eastern Holdings	47,000	855

GuocoLand	14,500	19

Haw Par	33,012	291

Hongkong Land Holdings	729,800	4,597

Hutchison Port Holdings Trust, Cl U	316,700	78

Japfa	23,900	13

Jardine Cycle & Carriage	2,533	66

Jardine Matheson Holdings	137,600	9,575

Jardine Strategic Holdings	5,100	187

Keppel	31,300	136

Keppel‡	114,800	96

Keppel DC‡	60,800	60

Keppel Infrastructure Trust	164,700	59

Lippo Malls Indonesia Retail Trust‡	113,900	15

M1	22,500	35

Mandarin Oriental International	19,300	39

Manulife US‡	77,334	60

Mapletree Commercial Trust‡	121,600	147

Mapletree Industrial Trust‡	81,000	114

Mapletree Logistics Trust‡	161,389	148

Mapletree North Asia Commercial Trust‡	142,800	119

NetLink NBN Trust	202,400	114

OUE	20,700	22

OUE Hospitality Trust‡	64,300	32

Oversea-Chinese Banking	73,661	609

Parkway Life‡	23,200	45

Raffles Medical Group	50,663	41

RHT Health Trust	39,200	21

Riverstone Holdings	12,500	10

Sabana Shari’ah Compliant Industrial‡	51,700	15

SATS	12,900	44

Sembcorp Industries	18,500	34

Sembcorp Marine	51,700	59

Sheng Siong Group	38,200	30

SIA Engineering	17,100	28

SIIC Environment Holdings	29,800	6

Silverlake Axis	47,700	15

Singapore Airlines	12,500	86

Singapore Exchange	20,400	107

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Singapore Post	95,500	$64

Singapore Press Holdings	33,900	58

Singapore Technologies Engineering	38,700	99

Singapore Telecommunications	1,692,700	3,638

Soilbuild Business Space‡	33,900	14

SPH‡	45,300	33

Starhill Global‡	93,500	47

StarHub	36,700	47

Suntec‡	43,900	57

United Engineers	17,500	32

United Industrial	18,948	38

United Overseas Bank	446,771	8,053

UOL Group	12,285	56

Venture	75,200	770

Wilmar International	48,500	111

Wing Tai Holdings	28,100	40

Yangzijiang Shipbuilding Holdings	60,400	55

Yanlord Land Group	43,200	39

Yoma Strategic Holdings	92,900	23

		39,119

South Africa — 1.7%

Alviva Holdings	10,469	13

Anglo American	26,512	594

Anglo American Platinum	35,400	1,323

Astral Foods	3,160	35

Bid	61,725	1,137

Bidvest Group	93,324	1,342

Capitec Bank Holdings	27,388	2,128

Cie Financiere Richemont	51,457	335

Exxaro Resources	2,619	25

FirstRand	468,229	2,134

Grindrod*	613,069	262

MMI Holdings*	135,434	161

Mondi	44,089	949

Mr Price Group	21,046	360

Naspers, Cl N	15,295	3,075

Nedbank Group	4,432	85

Old Mutual	138,006	215

Peregrine Holdings	189,232	247

Raubex Group	290,856	343

Sasol	144,710	4,275

Standard Bank Group	139,781	1,737

Telkom	263,413	1,159

Tiger Brands	234,643	4,464

Tsogo Sun Holdings	144,914	216

Description	Shares	Value (000)

Wilson Bayly Holmes-Ovcon	9,970	$92

		26,706

South Korea — 2.6%

AfreecaTV	2,079	73

Asiana Airlines*	6,426	24

Cheil Worldwide	5,027	101

CJ Hello	8,389	69

Com2uSCorp	791	91

Dae Han Flour Mills	86	14

Daelim Industrial	2,794	257

Daeyang Electric*	3,787	41

Dongyang E&P	10,103	84

Fila Korea	5,103	246

Global Standard Technology	6,087	24

GS Engineering & Construction	16,789	657

GS Home Shopping	1,802	290

Hana Financial Group	33,360	1,084

Hyundai Greenfood	17,898	229

Hyundai Motor	6,332	671

Industrial Bank of Korea	36,870	464

Innocean Worldwide	1,392	79

JB Financial Group	9,678	50

Kia Motors	21,527	650

Korea Gas*	7,387	319

KT*	17,542	468

KT ADR	49,171	699

KT Skylife	3,787	39

LG	15,121	947

LG Display	945	15

LG Electronics	21,753	1,214

LG Household & Health Care	1,610	1,589

LG Uplus	101,551	1,604

Lotte Food	41	26

Lotte Shopping	5,215	985

MegaStudyEdu	1,335	31

Moorim Paper	24,540	62

NCSoft	1,405	587

Neowiz*	17,804	195

NHN Entertainment*	3,312	170

POSCO	5,514	1,203

POSCO ADR	83,800	4,603

S-1, Cl 1	5,560	499

Samsung Electronics	323,002	11,191

Samsung Electronics GDR (B)	1,050	911

Samsung Fire & Marine Insurance	5,802	1,399

Samsung SDS	2,933	535

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

SeAH Holdings	225	$20

Seohan	15,917	27

Shinhan Financial Group	49,850	1,770

Shinsegae International	593	104

SK Hynix	48,378	2,621

SK Telecom	9,902	2,393

SM Entertainment*	3,612	169

UIL	6,402	26

		41,619

Spain — 1.6%

Acciona	1,477	125

Acerinox	45,510	452

ACS Actividades de Construccion y Servicios	5,550	215

Aedas Homes SAU* (B)	1,467	37

Aena SME (B)	1,510	235

Almirall	3,776	58

Amadeus IT Group, Cl A	86,451	6,026

Applus Services	8,288	92

Atresmedia de Medios de Comunicacion	5,380	27

Banco Bilbao Vizcaya Argentaria	155,525	826

Banco de Sabadell	130,751	150

Banco Santander	1,545,115	7,032

Bankia	231,718	680

Bankinter	16,736	135

Bolsas y Mercados Espanoles SHMSF	4,672	131

CaixaBank	85,265	309

Cellnex Telecom* (B)	9,693	249

Cia de Distribucion Integral Logista Holdings	3,237	81

CIE Automotive	4,581	113

Construcciones y Auxiliar de Ferrocarriles	1,196	50

Distribuidora Internacional de Alimentacion	36,663	19

Ebro Foods	4,746	95

eDreams ODIGEO*	3,119	8

Enagas	5,068	137

Ence Energia y Celulosa	8,617	54

Endesa	7,338	169

Ercros	6,117	22

Euskaltel (B)	6,025	48

Faes Farma	17,889	61

Ferrovial	19,351	392

Financiera Alba	966	47

Description	Shares	Value (000)

Fluidra*	3,096	$35

Fomento de Construcciones y Contratas*	4,641	62

Gestamp Automocion (B)	85,269	485

Global Dominion Access* (B)	6,430	32

Grifols	6,892	181

Grupo Catalana Occidente	2,647	99

Iberdrola	138,938	1,118

Indra Sistemas*	8,035	76

Industria de Diseno Textil	25,459	652

Inmobiliaria Colonial Socimi‡	17,594	164

International Consolidated Airlines Group	14,442	115

Lar Espana Real Estate Socimi‡	5,706	49

Liberbank*	132,235	67

Mapfre	22,998	61

Masmovil Ibercom*	4,115	92

Mediaset Espana Comunicacion	26,473	167

Melia Hotels International	7,548	71

Merlin Properties Socimi‡	22,581	279

Metrovacesa* (B)	2,783	35

Miquel y Costas & Miquel	1,145	22

Naturgy Energy Group	7,996	204

Neinor Homes* (B)	4,938	74

Obrascon Huarte Lain	11,657	9

Papeles y Cartones de Europa	2,940	57

Promotora de Informaciones, Cl A*	8,557	17

Prosegur Cia de Seguridad	18,129	92

Red Electrica	9,867	220

Repsol	31,078	501

Sacyr	22,979	46

Siemens Gamesa Renewable Energy	5,198	63

Talgo* (B)	5,771	35

Tecnicas Reunidas	2,015	49

Telefonica	108,796	915

Telepizza Group (B)	5,643	38

Tubacex	7,803	22

Unicaja Banco (B)	58,414	77

Viscofan	14,194	782

Zardoya Otis	11,613	82

		25,220

Sweden — 1.5%

AAK	11,473	158

AcadeMedia* (B)	4,888	22

AF, Cl B	4,344	79

Ahlsell (B)	21,320	125

Alfa Laval	6,744	145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Alimak Group (B)	3,174	$40

Arjo	13,697	44

Assa Abloy, Cl B	129,081	2,315

Atlas Copco, Cl A	15,885	379

Atlas Copco, Cl B	9,232	202

Attendo (B)	6,405	56

Avanza Bank Holding	1,427	69

Axfood	6,540	112

Betsson	7,080	58

Bilia, Cl A	5,106	48

BillerudKorsnas	11,090	132

BioGaia, Cl B	972	35

Biotage	3,259	40

Boliden	6,579	143

Bonava, Cl B	5,200	67

Bravida Holding (B)	12,675	88

Bufab	1,566	15

Bure Equity	2,966	36

Camurus*	670	5

Castellum	17,518	323

Catena Media*	2,399	27

Cellavision	548	12

Cherry*	2,966	29

Clas Ohlson, Cl B	2,320	20

Cloetta, Cl B	12,978	36

Collector*	2,219	12

Dios Fastigheter	6,325	40

Dometic Group (B)	18,542	115

Dustin Group (B)	3,923	33

Elanders, Cl B	808	8

Electrolux	5,129	108

Elekta, Cl B	23,636	282

Eltel* (B)	7,283	10

Epiroc, Cl A*	15,294	145

Epiroc, Cl B*	8,476	76

Essity, Cl B	107,944	2,658

Evolution Gaming Group (B)	1,427	82

Fabege	17,044	228

Fastighets Balder, Cl B*	6,343	181

Getinge, Cl B	14,769	133

Granges	4,597	42

Haldex	2,446	19

Hansa Biopharma*	1,720	54

Hembla, Cl B*	2,636	44

Hemfosa Fastigheter	10,211	81

Hennes & Mauritz, Cl B	20,732	295

Description	Shares	Value (000)

Hexagon, Cl B	6,164	$285

Hexpol	16,510	131

Hoist Finance (B)	4,315	21

Holmen, Cl B	6,642	131

Hufvudstaden, Cl A	6,948	108

Humana	1,453	10

Husqvarna, Cl B	9,131	68

ICA Gruppen	1,987	71

Industrivarden, Cl C	3,673	75

Indutrade	5,938	139

Intrum	5,110	119

Investment Oresund*	1,674	24

Investor, Cl B	10,530	448

Inwido	3,479	22

JM	4,339	85

Kambi Group*	1,427	31

Karo Pharma	8,832	37

Kindred Group	14,730	136

Kinnevik	5,807	140

Klovern, Cl B	36,322	42

Kungsleden	12,182	87

L E Lundbergforetagen, Cl B	1,444	43

LeoVegas (B)	3,939	18

Lindab International	4,244	30

Loomis, Cl B	4,643	150

Lundin Petroleum	4,179	105

Mekonomen	2,400	25

Millicom International Cellular	7,909	502

Modern Times Group, Cl B	18,866	625

Munters Group (B)	3,892	15

Mycronic	4,501	60

NCC, Cl B	5,883	92

NetEnt*	12,197	50

New Wave Group, Cl B	2,357	13

Nibe Industrier, Cl B	20,129	207

Nobia	7,288	41

Nobina (B)	6,640	45

Nolato, Cl B	1,223	51

Nordea Bank Abp	141,586	1,193

Nyfosa*	10,211	50

Oncopeptides* (B)	1,321	20

Oriflame Holding	2,632	59

Pandox, Cl B	5,196	86

Paradox Interactive	1,303	19

Peab	12,075	99

Probi*	325	13

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Radisson Hospitality*	2,640	$12

Ratos, Cl B	13,851	36

RaySearch Laboratories*	1,404	15

Recipharm, Cl B*	3,097	40

Resurs Holding (B)	6,433	40

Saab, Cl B	4,970	173

Sandvik	87,909	1,266

SAS*	11,682	28

Scandi Standard	3,940	28

Scandic Hotels Group (B)	4,959	44

Securitas, Cl B	7,067	114

Skandinaviska Enskilda Banken, Cl A	37,368	364

Skanska, Cl B	8,469	136

SKF, Cl B	8,240	126

SkiStar	1,308	31

SSAB, Cl A	12,897	45

SSAB, Cl B	37,610	106

Stillfront Group*	853	13

Storytel*	1,566	16

Svenska Cellulosa, Cl B	38,696	302

Svenska Handelsbanken, Cl A	130,871	1,462

Sweco, Cl B	4,466	99

Swedbank, Cl A	20,906	468

Swedish Match	14,320	565

Swedish Orphan Biovitrum*	10,514	230

Tele2, Cl B	11,636	149

Telefonaktiebolaget LM Ericsson, Cl B	70,688	631

Telia	66,923	318

Thule Group (B)	6,617	121

Tobii*	5,597	17

Trelleborg, Cl B	15,631	246

Troax Group	794	23

Victoria Park, Cl B	2,513	10

Vitrolife	3,928	65

Volati	1,272	5

Volvo, Cl B	36,842	484

Wallenstam, Cl B	10,971	102

Wihlborgs Fastigheter	8,742	101

		23,358

Switzerland — 6.7%

ABB	42,971	821

Adecco	26,710	1,255

Allreal Holding*	849	132

ALSO Holding	366	42

ams	5,144	124

APG SGA	90	30

Description	Shares	Value (000)

Arbonia*	2,941	$32

Aryzta*	67,188	74

Ascom Holding	2,245	31

Autoneum Holding	186	28

Bachem Holding, Cl B	307	36

Baloise Holding	1,138	157

Banque Cantonale Vaudoise	196	148

Barry Callebaut	46	72

Basilea Pharmaceutica*	749	31

Belimo Holding	13	52

Bell Food Group	146	45

BKW	1,169	82

Bobst Group	520	36

Bossard Holding	362	52

Bucher Industries	427	116

Burckhardt Compression Holding	182	43

Burkhalter Holding	300	24

Cembra Money Bank	1,866	148

Ceva Logistics*	1,918	58

Chocoladefabriken Lindt & Spruengli PC	25	155

Chocoladefabriken Lindt & Sprungli	2	149

Cie Financiere Richemont	112,625	7,286

Clariant	4,528	84

Coca-Cola	4,634	145

Comet Holding	428	35

Conzzeta	86	67

COSMO Pharmaceuticals*	524	47

Credit Suisse Group	58,105	638

Daetwyler Holding	492	63

DKSH Holding	4,630	321

dormakaba Holding	198	120

Dufry*	690	66

EFG International	5,473	32

Emmi	139	97

EMS-Chemie Holding	192	92

Feintool International Holding	158	12

Flughafen Zurich	1,279	212

Forbo Holding	74	104

Galenica (B)	3,048	134

GAM Holding*	10,048	40

Geberit	5,329	2,080

Georg Fischer	263	210

Givaudan	217	503

Gurit Holding	27	24

Helvetia Holding	858	503

Huber + Suhner	788	53

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Idorsia*	5,074	$83

Implenia	947	32

Inficon Holding	122	62

Interroll Holding	42	62

Intershop Holding	77	38

Investis Holding	165	10

Julius Baer Group	5,077	182

Kardex	391	45

Komax Holding	233	55

Kudelski	2,291	13

Kuehne + Nagel International	5,045	649

LafargeHolcim	144,179	5,969

Landis+Gyr Group*	1,726	97

LEM Holding	29	31

Leonteq*	583	24

Liechtensteinische Landesbank	779	51

Logitech International	33,555	1,057

Lonza Group	1,747	456

Meyer Burger Technology*	32,317	20

Mobilezone Holding	2,436	27

Mobimo Holding	436	104

Molecular Partners*	862	17

Nestle	250,186	20,347

Novartis	239,904	20,586

OC Oerlikon	13,168	149

Orascom Development Holding*	900	14

Orior	417	34

Panalpina Welttransport Holding	688	92

Pargesa Holding	805	58

Partners Group Holding	391	237

PSP Swiss Property	2,646	262

Rieter Holding	210	28

Roche Holding	60,236	14,988

Schindler Holding	449	88

Schindler Holding	930	185

Schmolz + Bickenbach*	22,062	12

Schweiter Technologies	62	55

Sensirion Holding* (B)	158	7

SFS Group	1,096	85

SGS	120	271

Siegfried Holding	249	85

Sika	19,613	2,497

Sonova Holding	4,348	716

St. Galler Kantonalbank	165	76

Straumann Holding	253	160

Sulzer	1,212	97

Description	Shares	Value (000)

Sunrise Communications Group (B)	2,190	$193

Swatch Group	1,404	82

Swatch Group BR	17,570	5,141

Swiss Life Holding	780	302

Swiss Prime Site	1,822	148

Swiss Re	6,979	642

Swisscom	600	289

Swissquote Group Holding	555	26

Tecan Group	715	139

Temenos	1,437	173

u-blox Holding	459	37

UBS Group	583,315	7,280

Valiant Holding	984	108

Valora Holding*	216	47

VAT Group (B)	1,736	153

Vifor Pharma	1,004	109

Vontobel Holding	1,622	83

VZ Holding	172	47

Ypsomed Holding	215	25

Zehnder Group	669	23

Zur Rose Group*	359	33

Zurich Insurance Group	15,148	4,532

		106,766

Taiwan — 2.0%

AU Optronics ADR	528,163	2,081

Chroma ATE	109,000	418

Delta Electronics	251,516	1,060

E.Sun Financial Holding	1,937,000	1,268

Giant Manufacturing	115,414	542

Merida Industry	48,457	218

PChome Online*	146,587	604

Taiwan Semiconductor Manufacturing	432,000	3,165

Taiwan Semiconductor Manufacturing ADR	462,289	17,064

Teco Electric and Machinery	1,077,387	611

Uni-President Enterprises	1,075,000	2,435

United Microelectronics ADR	498,001	891

Yungtay Engineering	606,000	1,165

		31,522

Thailand — 0.7%

Airports of Thailand	1,285,600	2,538

Bangchak NVDR	160,900	157

Bangkok Bank	132,900	829

Bangkok Bank NVDR	21,200	132

BEC World*	583,700	87

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

CP ALL	1,128,600	$2,388

Kasikornbank	72,700	414

KGI Securities Thailand NVDR	317,700	41

Krung Thai Bank	263,500	156

Krung Thai Bank NVDR	206,600	122

PTT NVDR	1,459,600	2,090

PTT Exploration & Production NVDR	18,100	64

PTT Global Chemical	103,200	226

PTT Global Chemical NVDR	395,300	867

Sri Trang Agro-Industry NVDR	350,800	153

Star Petroleum Refining NVDR	1,491,400	441

Syntec Construction NVDR	412,500	35

Thai Oil NVDR	340,100	694

		11,434

Turkey — 0.4%

Akbank T.A.S.	877,894	1,138

Albaraka Turk Katilim Bankasi	44,267	10

Anadolu Cam Sanayii	44,655	23

BIM Birlesik Magazalar	19,721	324

Dogan Sirketler Grubu Holding*	2,244,390	433

Eregli Demir ve Celik Fabrikalari	535,664	731

Haci Omer Sabanci Holding	101,949	145

Turk Hava Yollari*	368,130	1,120

Turkiye Garanti Bankasi	1,190,448	1,790

Turkiye Sise ve Cam Fabrikalari	421,190	451

Ulker Biskuvi Sanayi	94,483	262

		6,427

United Arab Emirates — 0.0%

Aldar Properties PJSC	979,657	426

Emirates NBD PJSC	10,430	25

First Abu Dhabi Bank PJSC	19,382	75

		526

United Kingdom — 15.0%

3i Group	150,218	1,481

888 Holdings	22,418	50

AA	35,838	34

Abcam	11,904	165

Acacia Mining*	11,025	26

accesso Technology Group*	1,549	29

Admiral Group	38,660	1,009

Advanced Medical Solutions Group	12,135	43

Aggreko	323,354	3,019

Alfa Financial Software Holdings* (B)	4,455	7

Alliance Pharma	21,813	19

Description	Shares	Value (000)

Amigo Holdings (B)	8,051	$29

Anglo American	318,329	7,091

Antofagasta	60,591	605

AO World*	16,162	26

Arrow Global Group	10,171	23

Ascential	24,237	116

Ashmore Group	24,222	113

Ashtead Group	10,901	227

ASOS*	3,495	101

Associated British Foods	8,566	223

Assura‡	155,842	105

AstraZeneca	29,317	2,195

Auto Trader Group (B)	117,679	682

Avast* (B)	18,083	65

AVEVA Group	4,044	124

Aviva	90,172	432

B&M European Value Retail	57,485	206

Babcock International Group	4,743	30

BAE Systems	203,122	1,189

Bakkavor Group (B)	8,848	16

Balfour Beatty	44,627	142

Bank of Georgia Group	2,375	42

Bank of Ireland Group	11,295	63

Barclays	1,897,555	3,641

Barratt Developments	57,923	342

BBA Aviation	65,842	183

BCA Marketplace	47,903	134

Beazley	33,539	215

Bellway	7,879	253

Berkeley Group Holdings	41,728	1,849

BHP Group	362,395	7,628

Biffa (B)	16,111	40

Big Yellow Group‡	9,837	110

Blue Prism Group*	3,114	44

Bodycote	11,926	110

boohoo Group*	47,792	98

Bovis Homes Group	8,480	93

BP	758,768	4,796

Brewin Dolphin Holdings	18,321	75

British American Tobacco	55,660	1,774

British American Tobacco ADR	3,308	105

British Land‡	22,005	150

Britvic	17,086	174

BT Group, Cl A	192,080	582

BTG*	19,876	210

Bunzl	63,082	1,905

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Burberry Group	9,759	$217

Burford Capital	12,622	266

Cairn Energy*	35,902	69

Cairn Homes (ISE Shares)*	6,734	8

Cairn Homes (LSE Shares)*	45,134	55

Capita*	380,631	545

Capital & Counties Properties	47,340	139

Capital & Regional‡	23,280	8

Card Factory	19,553	43

Carnival	75,038	3,599

Centamin	71,974	100

Central Asia Metals	11,671	32

Centrica	125,354	216

Charter Court Financial Services Group (B)	7,340	23

Chemring Group	21,096	43

Cineworld Group	60,697	204

Civitas Social Housing‡	22,666	31

Clinigen Group	6,969	67

Close Brothers Group	21,933	402

CMC Markets (B)	5,271	7

Coats Group	92,787	96

Cobham*	1,988,068	2,476

Compass Group	423,436	8,905

Computacenter	4,538	58

ConvaTec Group (B)	323,687	573

Costain Group	6,901	28

Countryside Properties (B)	25,152	98

Cranswick	3,260	109

Crest Nicholson Holdings	15,504	65

CRH	6,520	172

Croda International	3,047	183

CVS Group	4,544	38

CYBG	81,974	189

Daily Mail & General Trust, Cl A	54,091	396

Dairy Crest Group	10,160	55

Dart Group	6,448	63

DCC	15,839	1,208

De La Rue	6,333	34

Dechra Pharmaceuticals	6,576	174

Derwent London‡	6,785	247

Devro	79,921	163

DFS Furniture	14,062	33

Diageo	441,028	15,711

Dialog Semiconductor*	4,921	128

Dignity	3,179	28

Diploma	7,457	115

Description	Shares	Value (000)

Direct Line Insurance Group	30,873	$125

Dixons Carphone	61,595	94

Domino’s Pizza Group	31,027	92

Drax Group	26,526	121

DS Smith	188,712	720

Dunelm Group	6,096	42

easyJet	36,849	520

EI Group*	30,066	70

Electrocomponents	28,260	182

Elementis	36,672	85

Elis	4,062	68

EMIS Group	3,587	42

Empiric Student Property‡	41,370	49

EnQuest*	111,666	31

Equiniti Group (B)	21,938	60

Essentra	17,152	75

Experian	291,497	7,077

Faroe Petroleum*	21,582	40

Ferguson	5,269	337

Ferrexpo	17,961	45

Fevertree Drinks	6,299	177

First Derivatives	1,132	31

Firstgroup*	75,511	80

Forterra (B)	13,583	39

Fresnillo	4,917	54

Frontier Developments*	1,175	12

Future	5,154	31

G4S	354,582	890

Galliford Try	8,043	64

Games Workshop Group	1,883	73

GB Group	9,206	50

GCP Student Living‡	23,509	44

Genus	3,998	109

Georgia Capital*	22,372	291

GlaxoSmithKline	114,817	2,182

Glencore	571,469	2,122

Global Ports Investments GDR*	202,364	470

Globaltrans Investment GDR	35,928	326

Go-Ahead Group	2,548	50

Gocompare.Com Group	22,008	19

Grafton Group	14,901	122

Grainger	39,821	106

Great Portland Estates‡	16,772	141

Greencore Group	45,444	103

Greene King	19,290	130

Greggs	6,243	101

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Gulf Keystone Petroleum*	13,997	$32

GVC Holdings	72,217	620

Halfords Group	12,469	41

Halma	24,390	424

Hammerson‡	18,573	78

Hansteen Holdings‡	28,917	34

Hargreaves Lansdown	6,278	148

Hastings Group Holdings (B)	21,673	52

Hays	439,331	784

Helical	6,237	25

Hikma Pharmaceuticals	9,340	204

Hill & Smith Holdings	5,013	77

Hiscox	18,355	379

Hochschild Mining	17,617	35

HomeServe	149,360	1,648

Hon Hai Precision Industry GDR	77,139	360

Hotel Chocolat Group	2,456	8

Howden Joinery Group	39,864	221

HSBC Holdings	459,920	3,792

Hunting	9,214	56

Hurricane Energy*	90,218	51

Ibstock (B)	25,668	65

IG Design Group	2,982	22

IG Group Holdings	89,434	650

IMI	183,172	2,203

Imperial Brands	21,679	657

Inchcape	91,529	644

Indivior*	45,533	65

Informa	110,812	890

Inmarsat	29,555	143

IntegraFin Holdings	12,138	47

InterContinental Hotels Group	4,262	230

Intermediate Capital Group	18,596	222

International Personal Finance	140,712	369

Intertek Group	46,445	2,842

Intu Properties‡	57,332	83

Investec	14,440	81

iomart Group	5,886	25

IQE*	46,627	39

ITE Group	43,809	35

ITV	617,710	983

IWG	44,242	118

J D Wetherspoon	4,336	62

J Sainsbury	41,496	140

JD Sports Fashion	28,325	126

John Laing Group (B)	31,660	134

Description	Shares	Value (000)

John Menzies	5,096	$33

John Wood Group	66,377	429

Johnson Matthey	4,496	160

JPJ Group*	3,426	28

Jupiter Fund Management	113,725	428

Just Eat*	278,982	2,088

Just Group	58,602	69

Kainos Group	3,362	17

KAZ Minerals	15,253	103

KCOM Group	29,605	28

Keller Group	4,335	27

Kerry Group, Cl A	3,752	372

Keywords Studios	3,255	44

Kier Group	10,653	55

Kingfisher	46,049	122

Kingspan Group	3,470	149

Lancashire Holdings	12,327	95

Land Securities Group‡	16,974	174

Learning Technologies Group	26,748	24

Legal & General Group	136,347	401

Lloyds Banking Group	10,635,535	7,028

London Stock Exchange Group	7,412	384

LondonMetric Property‡	43,868	97

Lookers	19,201	23

Lukoil PJSC ADR	5,391	385

Majestic Wine	2,969	9

Man Group	102,045	173

Marks & Spencer Group	36,385	115

Marshalls	12,174	72

Marston’s	40,626	49

McCarthy & Stone (B)	105,305	186

Mediclinic International	25,638	105

Meggitt	17,957	108

Melrose Industries	108,430	226

Merlin Entertainments (B)	329,066	1,332

Metro Bank*	5,667	122

Micro Focus International	5,109	90

Micro Focus International ADR	5,456	94

Mitchells & Butlers*	12,839	42

Mitie Group	21,908	31

MMC Norilsk Nickel PJSC ADR	28,340	532

Mondi	8,277	172

Moneysupermarket.com Group	51,758	182

Morgan Advanced Materials	16,800	56

Morgan Sindall Group	2,331	31

N Brown Group	10,040	12

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

National Express Group	70,091	$333

National Grid	103,346	1,006

NCC Group	18,968	42

NewRiver‡	20,238	55

Next	3,239	165

NMC Health	2,223	78

Non-Standard Finance (B)	125,332	105

Northgate	9,193	45

Nostrum Oil & Gas*	4,551	6

Novolipetsk Steel PJSC GDR	37,865	866

Numis	4,352	13

Ocado Group*	35,353	356

On the Beach Group (B)	7,331	31

OneSavings Bank	14,589	65

Ophir Energy*	41,527	19

Oxford Biomedica*	2,992	27

Paddy Power Betfair	10,376	846

Pagegroup	61,748	355

Paragon Banking Group	16,669	82

Patisserie Holdings (A)	3,055	4

Pearson	18,000	215

Pendragon	77,179	22

Pennon Group	26,850	237

Persimmon	6,821	168

Petra Diamonds*	49,615	24

Petrofac	34,449	209

Pets at Home Group	125,835	186

Phoenix Group Holdings	35,268	253

PhosAgro PJSC GDR	3,930	50

Photo-Me International	17,489	20

Playtech	49,207	241

Plus500	4,873	85

Polypipe Group	13,104	55

Premier Foods*	35,165	15

Premier Oil*	47,488	40

Primary Health Properties‡	49,656	70

Provident Financial*	75,701	555

Prudential	146,963	2,626

Purplebricks Group*	12,464	24

PZ Cussons	18,969	51

QinetiQ Group	36,925	135

Quilter* (B)	120,787	182

Randgold Resources	2,226	186

Rathbone Brothers	8,251	246

RDI‡	89,050	33

Reckitt Benckiser Group	101,842	7,806

Description	Shares	Value (000)

Redde	18,798	$41

Redrow	15,605	98

Regional REIT‡ (B)	19,308	23

RELX	174,025	3,585

Renewi	46,981	20

Renishaw	2,248	121

Rentokil Initial	118,255	508

Restaurant Group	32,635	59

Restore	7,110	29

Rhi Magnesita	468	24

Rightmove	418,648	2,307

Rio Tinto	111,263	5,290

Rolls-Royce Holdings	382,628	4,048

Rotork	108,760	343

Royal Bank of Scotland Group	114,837	317

Royal Dutch Shell, Cl A	106,223	3,124

Royal Dutch Shell, Cl B	356,979	10,647

Royal Mail	19,184	67

RPC Group	25,621	213

RPS Group	13,796	24

RSA Insurance Group	23,909	157

RWS Holdings	11,242	69

Sabre Insurance Group (B)	14,058	49

SafeCharge International Group	2,887	9

Safestore Holdings‡	12,907	83

Saga	69,005	91

Sage Group	25,136	192

Samsung Electronics GDR	4,860	4,214

Sanne Group	8,289	61

Savills	8,779	79

Scapa Group	8,706	34

Schroder‡	35,304	26

Schroders	2,906	90

Segro‡	23,427	176

Senior	25,853	62

Serco Group*	491,668	599

Severn Trent	5,305	123

Severstal PJSC GDR	53,292	727

Shaftesbury‡	10,940	116

Shire	21,245	1,238

SIG	35,300	49

Sirius Minerals*	269,336	71

Sirius Real Estate	54,356	42

Smart Metering Systems	6,035	40

Smith & Nephew	36,974	690

Smiths Group	194,603	3,384

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Soco International	8,839	$8

Softcat	7,038	53

SolGold*	41,445	19

Sophos Group (B)	21,251	103

Sound Energy, Cl A*	41,089	12

South32	5,924	14

Spectris	149,104	4,332

Spirax-Sarco Engineering	4,685	373

Spire Healthcare Group (B)	17,569	24

Sports Direct International*	13,748	42

SSE	23,033	318

SSP Group	168,859	1,393

St. James’s Place	46,086	555

St. Modwen Properties	11,733	59

Staffline Group	921	15

Stagecoach Group	26,067	44

Standard Chartered	204,134	1,585

Standard Life Aberdeen	55,074	180

Standard Life Investment Property Income Trust‡	24,664	26

State Bank of India GDR*	53,780	2,291

Stobart Group	19,071	35

Stock Spirits Group	10,082	27

Superdry	3,241	19

Synthomer	17,704	81

TalkTalk Telecom Group	42,529	62

Tate & Lyle	29,630	249

Taylor Wimpey	70,542	123

Ted Baker	1,943	38

Telecom Plus	3,809	70

Telford Homes	5,277	19

Tesco	3,080,861	7,466

Thomas Cook Group*	742,872	291

TP ICAP	36,447	140

Travis Perkins	412,393	5,625

Tritax Big Box‡	94,565	158

TUI	48,634	698

Tullow Oil*	88,736	203

UDG Healthcare	16,071	123

Ultra Electronics Holdings	4,819	80

Unilever	59,981	3,141

UNITE Group‡	16,971	174

United Utilities Group	15,235	143

Vectura Group*	36,072	32

Vesuvius	13,928	90

Victoria*	7,061	42

Victrex	5,525	161

Description	Shares	Value (000)

Vodafone Group	745,528	$1,453

Watkin Jones	11,449	30

Weir Group	201,651	3,337

WH Smith	35,693	782

Whitbread	4,104	240

William Hill	55,317	109

WM Morrison Supermarkets	55,211	150

Workspace Group‡	8,726	88

WPP	400,667	4,325

		238,637

United States — 1.0%

Communication Services — 0.1%

Yandex, Cl A*	84,380	2,308

Consumer Staples — 0.0%

Coca-Cola European Partners	1,800	83

Energy — 0.0%

TransCanada	2,500	89

Financials — 0.0%

Bank of Nova Scotia	5,500	275

Toronto-Dominion Bank	1,900	94

		369

Health Care — 0.0%

ProQR Therapeutics*	1,200	19

UroGen Pharma*	608	26

		45

Industrials — 0.8%

CAE	29,300	538

Caesarstone	1,468	20

Canadian National Railway	75,828	5,619

Copa Holdings, Cl A	32,300	2,542

Kornit Digital*	1,788	33

		8,752

Information Technology — 0.0%

CyberArk Software*	2,310	171

Genpact	14,133	382

InterXion Holding*	4,565	247

Ituran Location and Control	1,029	33

NXP Semiconductors	7,859	576

Orbotech*	2,969	168

Wix.com*	1,000	90

		1,667

Materials — 0.1%

Constellium, Cl A*	7,350	51

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Description	Shares	Value (000)

Southern Copper	75,862	$2,335

		2,386

		15,699

Total Common Stock (Cost $1,619,846) (000)		1,529,781

PREFERRED STOCK (C) — 0.8%

Alpargatas	347,398	1,526

Banco Bradesco	60,931	608

Banco do Estado do Rio Grande do Sul	103,400	592

Bayerische Motoren Werke	1,313	94

Biotest	1,220	33

Draegerwerk & KGaA	593	32

FUCHS PETROLUB	25,866	1,067

Grupo Aval Acciones y Valores	729,365	224

Henkel & KGaA	4,022	440

Itau Unibanco Holding	365,100	3,344

Itausa - Investimentos Itau	249,617	778

Jungheinrich	3,045	80

Petroleo Brasileiro	82,400	482

Porsche Automobil Holding	3,436	204

Sartorius	869	109

Sixt	1,007	56

STO & KGaA	146	14

Telefonica Brasil	117,100	1,397

Volkswagen	10,338	1,650

Total Preferred Stock (Cost $11,787) (000)		12,730

EXCHANGE TRADED FUND — 0.0%

P2P Global Investments	5,075	52

Total Exchange Traded Fund (Cost $50) (000)		52

	Number of Rights
RIGHTS — 0.0%

Repsol* ‡‡	31,078	14

Total Rights (Cost $—) (000)		14

	Number of Warrants
WARRANTS — 0.0%

Ezion Holdings, Expires 4/16/2023* (A)	77,880	—

Total Warrants (Cost $—) (000)		—

Description	Shares	Value (000)
SHORT-TERM INVESTMENT — 2.1%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.240% (D)	32,875,214	$32,875

Total Short-Term Investment (Cost $32,875) (000)		32,875

Total Investments In Securities — 99.0% (Cost $1,664,558) (000)		$1,575,452

Percentages are based on net assets of $1,591,217 (000).

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
MSCI EAFE Index E-MINI	193	Mar-2019	$16,669	$16,559	$(110)
S&P TSX 60 Index	14	Mar-2019	1,813	1,758	(31)

			$18,482	$18,317	$(141)

‡	Real Estate Investment Trust
‡‡	Expiration date not available.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at December 31, 2018 was $14,488 (000) and represents 0.9% of Net Assets.

(C)	There is currently no rate available.
(D)	The rate reported is the 7-day effective yield as of December 31, 2018.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

GDR — Global Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of December 31, 2018, there in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments In Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Argentina	$856	$—	$—	$856
Australia	50,519	—	11	50,530
Austria	—	3,188	—	3,188
Belgium	10,074	—	—	10,074
Brazil	34,304	—	—	34,304
Canada	69,009	—	—	69,009

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP International Equity Fund

Investments In Securities	Level 1	Level 2	Level 3^	Total
Chile	$4,785	$—	$—	$4,785
China	31,241	5,639	1	36,881
Colombia	1,895	—	—	1,895
Czech Republic	—	894	—	894
Denmark	64	24,291	—	24,355
Egypt	91	—	—	91
Finland	—	11,735	—	11,735
France	104,528	—	—	104,528
Germany	3	85,536	—	85,539
Greece	4,421	—	—	4,421
Hong Kong	92,911	—	—	92,911
Hungary	—	4,530	—	4,530
India	45,195	—	—	45,195
Indonesia	—	10,118	—	10,118
Ireland	7,997	—	—	7,997
Israel	6,504	—	—	6,504
Italy	12	23,787	—	23,799
Japan	84	228,244	—	228,328
Kenya	486	—	—	486
Luxembourg	1,248	50	—	1,298
Malaysia	3,463	—	—	3,463
Mexico	10,851	—	—	10,851
Netherlands	48,217	—	—	48,217
New Zealand	2,536	—	—	2,536
Norway	33	14,850	—	14,883
Peru	3,214	—	—	3,214
Philippines	—	924	—	924
Poland	215	6,128	—	6,343
Portugal	980	—	—	980
Qatar	3,645	—	—	3,645
Russia	3,441	—	—	3,441
Singapore	39,119	—	—	39,119
South Africa	26,706	—	—	26,706
South Korea	7,613	34,006	—	41,619
Spain	25,220	—	—	25,220
Sweden	54	23,304	—	23,358
Switzerland	277	106,489	—	106,766
Taiwan	20,035	11,487	—	31,522
Thailand	—	11,434	—	11,434
Turkey	6,427	—	—	6,427
United Arab Emirates	526	—	—	526
United Kingdom	238,505	128	4	238,637
United States	15,699	—	—	15,699

Total Common Stock	923,003	606,762	16	1,529,781

Preferred Stock	$8,951	$3,779	$—	$12,730
Short-Term Investment	32,875	—	—	32,875
Rights	14	—	—	14
Warrants	—	—	—	—
Exchange Traded Fund	52	—	—	52

Total Investments in Securities	$964,895	$610,541	$16	$1,575,452

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(141)	$—	$—	$(141)

Total Other Financial Instruments	$(141)	$—	$—	$(141)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the year ended December 31, 2018, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. Transfers, if any, between levels are considered to have occurred as of the end of the year.

For the year ended December 31, 2018, securities with a total value of $7,780 (000) transferred from Level 2 to Level 1 assets and liabilities. For the year ended December 31, 2018, securities with a total value of $549,942 (000) transferred from Level 1 and Level 2. For the year ended December 31, 2018, securities with a total value of $1 (000) transferred from Level 2 to Level 3. For the year ended December 31, 2018, securities with a total value of $9 (000) transferred from Level 3 and Level 1.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

SECTOR WEIGHTINGS† (unaudited)

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 26.2%

U.S. Treasury Bonds 5.375%, 02/15/31	$1,000	$1,271

5.000%, 05/15/37	2,240	2,940

4.750%, 02/15/37	10,315	13,146

4.625%, 02/15/40	500	634

4.500%, 05/15/38	50	62

4.375%, 02/15/38	900	1,103

4.250%, 11/15/40	2,000	2,417

3.875%, 08/15/40	500	574

3.750%, 11/15/43	6,500	7,341

3.625%, 08/15/43 - 02/15/44	2,700	2,990

3.500%, 02/15/39	1,920	2,100

3.375%, 05/15/44 - 11/15/48	7,000	7,460

3.125%, 05/15/48	18,607	18,960

3.000%, 11/15/45 - 08/15/48	23,294	23,188

2.875%, 05/15/43	1,250	1,220

2.750%, 08/15/47 - 11/15/47	18,186	17,213

2.500%, 02/15/45 - 05/15/46	2,084	1,885

2.250%, 08/15/46	2,820	2,410

U.S. Treasury Notes 3.625%, 02/15/20	1,750	1,769

3.500%, 05/15/20	750	759

3.125%, 11/15/28	20,181	20,933

3.000%, 09/30/25 - 10/31/25	6,769	6,944

2.875%, 10/31/20 - 08/15/28	100,879	102,490

2.750%, 09/30/20 - 02/15/28	86,994	87,614

2.625%, 08/15/20 - 12/31/25	58,050	58,288

2.500%, 03/31/23 - 01/31/25	9,005	8,997

2.375%, 12/31/20 - 05/15/27	7,650	7,602

2.250%, 02/29/20 - 11/15/27	15,500	15,245

Description	Face Amount (000)	Value (000)

2.125%, 08/15/21 - 05/15/25	$16,019	$15,726

2.000%, 01/31/20 - 11/15/26	23,350	22,883

1.875%, 12/15/20 - 09/30/22	6,619	6,509

1.750%, 11/15/20 - 05/15/23	10,150	9,926

1.625%, 03/15/20 - 05/15/26	22,161	21,492

1.500%, 04/15/20 - 08/15/26	13,500	13,181

1.375%, 01/31/20 - 09/30/23	17,900	17,474

1.250%, 03/31/21 - 07/31/23	5,000	4,819

1.125%, 02/28/21 - 09/30/21	6,000	5,806

Total U.S. Treasury Obligations (Cost $533,396) (000)		535,371

MORTGAGE-BACKED SECURITIES — 26.0%

Agency Mortgage-Backed Obligations — 24.1%

FHLMC 6.250%, 07/15/32	1,279	1,708

5.000%, 02/01/39	653	689

4.500%, 05/01/42 - 12/01/48	11,794	12,248

4.000%, 05/01/26 - 12/01/48	20,961	21,426

3.500%, 06/01/33 - 07/01/48	40,566	40,631

3.200%, 05/15/23	250	250

3.000%, 11/01/27 - 02/01/48	36,320	35,528

2.500%, 04/23/20 - 12/01/32	3,619	3,551

2.375%, 01/13/22	2,589	2,579

1.330%, 12/30/20	400	390

FHLMC TBA 4.000%, 01/15/41	2,110	2,151

3.500%, 01/01/41	2,015	2,014

FHLMC, Ser 2011-3830, Cl DZ 4.000%, 12/15/30	1,078	1,118

FHLMC, Ser 2011-3896, Cl PA 4.000%, 03/15/40	304	312

FHLMC, Ser 2014-4384, Cl LA 3.500%, 09/15/40	257	261

FHLMC, Ser 2018-4798, Cl BA 4.000%, 05/15/44	1,532	1,580

FHLMC, Ser 2018-4821, Cl MA 3.500%, 10/15/53	3,068	3,104

FHLMC Multifamily Structured Pass-Through Certificates, Ser K029, Cl A2 3.320%, 02/25/23 (A)	1,000	1,014

FHLMC Multifamily Structured Pass-Through Certificates, Ser K055, Cl A2 2.673%, 03/25/26	400	388

FHLMC Multifamily Structured Pass-Through Certificates, Ser K065, Cl A2 3.243%, 04/25/27	1,026	1,024

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K068, Cl A2 3.244%, 08/25/27	$723	$720

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2 3.187%, 09/25/27 (A)	400	396

FHLMC Multifamily Structured Pass-Through Certificates, Ser K070, Cl A2 3.303%, 11/25/27 (A)	361	360

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2 3.444%, 12/25/27	100	101

FHLMC Multifamily Structured Pass-Through Certificates, Ser K078, Cl A2 3.854%, 06/25/28	200	208

FHLMC Multifamily Structured Pass-Through Certificates, Ser K079, Cl A2 3.926%, 06/25/28	1,486	1,553

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2 3.900%, 08/25/28 (A)	1,156	1,205

FHLMC Multifamily Structured Pass-Through Certificates, Ser K083, Cl A2 4.050%, 09/25/28 (A)	1,092	1,152

FHLMC Multifamily Structured Pass-Through Certificates, Ser K085, Cl A2 4.060%, 10/25/28 (A)	200	211

FHLMC Multifamily Structured Pass-Through Certificates, Ser K086, Cl A2 3.859%, 11/25/28 (A)	120	125

FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2 2.454%, 08/25/23	350	343

FHLMC Multifamily Structured Pass-Through Certificates, Ser K730, Cl A2 3.590%, 01/25/25	425	435

FNMA 6.625%, 11/15/30	300	402

5.500%, 09/01/40	843	901

5.000%, 07/01/41 - 09/01/48	8,076	8,494

4.500%, 01/01/30 - 11/01/48	18,151	18,850

4.000%, 11/01/33 - 12/01/48	46,947	47,942

3.500%, 08/01/31 - 06/01/48	66,076	66,235

Description	Face Amount (000)	Value (000)

3.000%, 02/01/32 - 09/01/47	$38,576	$37,752

2.875%, 09/12/23	500	506

2.625%, 09/06/24	1,399	1,394

2.500%, 12/01/27 - 01/01/33	4,019	3,928

2.125%, 04/24/26	200	191

2.000%, 01/05/22	500	493

1.875%, 12/28/20	131	129

1.650%, 01/27/20	300	297

1.500%, 06/22/20 - 11/30/20	927	911

FNMA TBA 5.000%, 01/01/38	10,140	10,621

4.500%, 01/01/38	2,650	2,744

3.500%, 01/01/41	4,865	4,908

3.000%, 01/16/26	12,180	12,150

2.500%, 01/01/26	7,285	7,114

FNMA, Ser 2006-104, Cl FC 2.756%, VAR LIBOR USD 1 Month+0.250%, 11/25/36	361	361

FNMA, Ser 2013-101, Cl A 3.000%, 09/25/30	316	316

FNMA, Ser 2015-M11, Cl A2 2.844%, 04/25/25 (A)	850	839

FNMA, Ser 2016-54, Cl GA 2.500%, 11/25/45	2,016	1,967

FNMA, Ser 2017-41, Cl MD 4.000%, 05/25/53	1,250	1,299

FNMA, Ser 2017-91, Cl PC 3.000%, 06/25/45	639	638

FNMA, Ser 2018-11, Cl PA 3.000%, 06/25/46	1,609	1,592

FNMA, Ser 2018-3, Cl PA 3.000%, 04/25/46	1,764	1,747

FNMA, Ser 2018-44, Cl PA 3.500%, 06/25/44	1,579	1,596

FNMA, Ser 2018-M12, Cl A2 3.640%, 08/25/30 (A)	100	101

FNMA, Ser 2018-M13, Cl A2 3.697%, 09/25/30 (A)	350	354

FNMA, Ser 2018-M5, Cl A2 3.560%, 09/25/21 (A)	152	154

GNMA 5.000%, 09/20/46 - 05/20/48	1,755	1,840

4.500%, 12/20/41 - 10/20/48	9,923	10,287

4.000%, 01/20/47 - 09/20/48	14,529	14,895

3.500%, 11/20/44 - 01/20/48	27,407	27,598

3.000%, 08/20/46 - 03/20/48	25,854	25,476

2.500%, 12/20/46	421	404

GNMA TBA 5.000%, 01/01/40	3,195	3,325

4.500%, 01/15/40	5,390	5,577

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

4.000%, 01/01/40	$11,980	$12,266

3.500%, 01/15/41	8,830	8,885

3.000%, 01/15/43	4,815	4,742

		490,996

Non-Agency Mortgage-Backed Obligations — 1.9%

AJAX Mortgage Loan Trust, Ser 2016-C, Cl A 4.000%, 10/25/57 (B)	547	546

AJAX Mortgage Loan Trust, Ser 2017-A, Cl A 3.470%, 04/25/57 (B)	235	233

Alternative Loan Trust, Ser 2003-22CB, Cl 3A1 6.000%, 12/25/33	650	643

BANK, Ser 2017-BNK8, Cl A4 3.488%, 11/15/50	90	89

BANK, Ser 2017-BNK8, Cl B 3.931%, 11/15/50 (A)	50	50

BANK, Ser 2018-BN13, Cl A5 4.217%, 08/15/61	50	52

BANK, Ser 2018-BN14, Cl A4 4.231%, 09/15/60	96	99

BBCMS Mortgage Trust, Ser 2018-C2, Cl A5 4.314%, 12/15/51	50	52

Benchmark Mortgage Trust, Ser 2018-B2, Cl A5 3.882%, 02/15/51	100	102

Benchmark Mortgage Trust, Ser 2018-B6, Cl A4 4.261%, 10/10/51	50	52

Benchmark Mortgage Trust, Ser 2018-B8, Cl A5 4.232%, 01/15/52	779	811

CD Mortgage Trust, Ser 2017-CD6, Cl A5 3.456%, 11/13/50	100	98

Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4 4.131%, 11/10/46	848	878

Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A5 3.720%, 11/10/26	738	748

Citigroup Commercial Mortgage Trust, Ser 2017-P7, Cl A4 3.712%, 04/14/50	500	502

Citigroup Commercial Mortgage Trust, Ser 2018-C5, Cl A4 4.228%, 06/10/51	100	105

Citigroup Mortgage Loan Trust, Ser 2018-A, Cl A1 4.000%, 01/25/68 (A) (B)	619	620

Description	Face Amount (000)	Value (000)

COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4 4.233%, 07/10/45 (A)	$1,285	$1,340

COMM Mortgage Trust, Ser 2013-CR10, Cl A4 4.210%, 08/10/46 (A)	667	693

COMM Mortgage Trust, Ser 2013-CR11, Cl A3 3.983%, 10/10/46	1,331	1,370

COMM Mortgage Trust, Ser 2013-CR12, Cl A3 3.765%, 10/10/46	1,340	1,368

COMM Mortgage Trust, Ser 2013-CR7, Cl A4 3.213%, 03/10/46	481	481

COMM Mortgage Trust, Ser 2013-CR8, Cl A5 3.612%, 06/10/46 (A)	90	91

COMM Mortgage Trust, Ser 2013-LC6, Cl A4 2.941%, 01/10/46	758	750

COMM Mortgage Trust, Ser 2015-DC1, Cl A5 3.350%, 02/10/48	1,000	992

COMM Mortgage Trust, Ser 2015-LC23, Cl A4 3.774%, 10/10/48	1,069	1,085

COMM Mortgage Trust, Ser 2016-CR16, Cl A4 4.051%, 04/10/47	613	633

COMM Mortgage Trust, Ser 2018-COR3, Cl A3 4.228%, 05/10/51	952	982

Credit Suisse First Boston Mortgage Securities, Ser 2004-AR2, Cl 5A1 4.003%, 03/25/34 (A)	35	36

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A4 3.210%, 11/15/49	500	486

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl A5 3.502%, 11/15/49	597	589

CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-27, Cl 4A4 5.750%, 11/25/33	68	69

CSMC Trust, Ser 2018-RPL7, Cl A1 4.000%, 08/26/58 (B)	516	515

GS Mortgage Securities Trust, Ser 2013-GCJ12, Cl A4 3.135%, 06/10/46	367	365

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A3 3.801%, 01/10/47	1,560	1,585

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4 4.074%, 01/10/47	$552	$569

GS Mortgage Securities Trust, Ser 2015-GC32, Cl A4 3.764%, 10/07/48	500	507

GS Mortgage Securities Trust, Ser 2016-GS4, Cl A4 3.442%, 11/10/49 (A)	365	360

GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	37	37

HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 4.578%, 05/19/34 (A)	33	33

JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C16, Cl A4 4.166%, 12/15/46	749	775

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl A3 3.669%, 04/15/47	500	504

JPMCC Commercial Mortgage Securities Trust, Ser 2017-JP5, Cl A2 3.240%, 01/15/22	400	399

JPMorgan Mortgage Trust, Ser 2003-A2, Cl 3A1 4.115%, 11/25/33 (A)	131	132

JPMorgan Mortgage Trust, Ser 2005-A1, Cl 6T1 4.336%, 02/25/35 (A)	177	176

JPMorgan Mortgage Trust, Ser 2005-A2, Cl 3A2 3.807%, 04/25/35 (A)	47	47

JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1 4.714%, 06/25/35 (A)	57	58

MLCC Mortgage Investors, Ser 2006-2, Cl 2A 4.185%, 05/25/36 (A)	204	205

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4 4.082%, 07/15/46 (A)	385	398

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C12, Cl A4 4.259%, 10/15/46 (A)	643	668

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl AS 3.832%, 12/15/24	500	502

Description	Face Amount (000)	Value (000)

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4 3.249%, 02/15/48	$935	$922

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4 3.732%, 05/15/48	1,839	1,859

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (B)	1,104	1,107

Morgan Stanley Capital I Trust, Ser 2017-HR2, Cl A4 3.587%, 12/15/50	250	247

Morgan Stanley Capital I Trust, Ser 2018-H4, Cl A4 4.310%, 12/15/51	517	539

PRPM, Ser 2017-2A, Cl A1 3.470%, 09/25/22 (B)	654	649

RCO Mortgage, Ser 2017-1, Cl A1 3.375%, 08/25/22 (B)	768	764

RCO V Mortgage, Ser 2018-1, Cl A1 4.000%, 05/25/23 (B)	1,496	1,490

Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Cl A 3.133%, VAR LIBOR USD 1 Month+0.750%, 11/11/34 (B)	313	311

UBS Commercial Mortgage Trust, Ser 2018-C8, Cl A4 3.983%, 02/15/51	300	306

Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4 3.540%, 05/15/48	1,000	1,001

Wells Fargo Commercial Mortgage Trust, Ser 2015-C31, Cl A4 3.695%, 11/15/48	811	818

Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl A4 3.809%, 12/15/48	638	651

Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A4 3.096%, 06/15/49	218	210

Wells Fargo Commercial Mortgage Trust, Ser 2016-LC25, Cl A4 3.640%, 12/15/59	693	690

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5 4.212%, 05/15/51	$1,181	$1,219

Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-J, Cl 1A9 4.736%, 10/25/33 (A)	444	450

Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR10, Cl 2A4 4.513%, 06/25/35 (A)	99	102

WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl A3 2.749%, 03/15/23	471	465

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A4 3.073%, 05/15/23	696	690

WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5 3.337%, 06/15/46	60	60

WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl A5 3.631%, 11/15/47	580	585

		39,615

Total Mortgage-Backed Securities (Cost $532,092) (000)		530,611

CORPORATE OBLIGATIONS — 24.7%

Communication Services — 1.7%

21st Century Fox America 6.400%, 12/15/35	1,138	1,420
6.150%, 02/15/41	500	621
4.500%, 02/15/21	100	102
3.700%, 10/15/25	20	20

Activision Blizzard 3.400%, 09/15/26	50	47

Alphabet 3.375%, 02/25/24	100	101

America Movil 6.125%, 03/30/40	250	294

AT&T 5.250%, 03/01/37	3,141	3,085
5.150%, 02/15/50	622	576
4.500%, 03/09/48	100	86
4.350%, 06/15/45	600	507
4.300%, 02/15/30	333	315
4.125%, 02/17/26	200	195
4.100%, 02/15/28	253	243
3.800%, 03/01/24	200	198
3.400%, 05/15/25	3,466	3,264
2.450%, 06/30/20	150	148

Baidu 4.375%, 05/14/24	906	914
3.875%, 09/29/23	200	199

Description	Face Amount (000)	Value (000)

Bell Canada 4.464%, 04/01/48	$15	$14

British Telecommunications 5.125%, 12/04/28	200	201

CBS 3.375%, 03/01/22	150	149
2.900%, 06/01/23	100	95

Charter Communications Operating 6.484%, 10/23/45	150	154
5.750%, 04/01/48	250	234
5.375%, 04/01/38	100	93
5.375%, 05/01/47	100	91
4.500%, 02/01/24	100	100
3.579%, 07/23/20	200	200

Comcast 4.950%, 10/15/58	25	25
4.700%, 10/15/48	3,086	3,120
4.600%, 10/15/38	955	964
4.400%, 08/15/35	100	97
4.250%, 10/15/30	25	25
4.250%, 01/15/33	500	497
4.150%, 10/15/28	45	46
4.049%, 11/01/52	244	219
4.000%, 08/15/47	200	180
3.999%, 11/01/49	300	269
3.950%, 10/15/25	50	51
3.900%, 03/01/38	100	93
3.700%, 04/15/24	55	55
3.450%, 10/01/21	40	40
3.375%, 02/15/25	125	122
3.300%, 10/01/20	25	25
3.150%, 03/01/26	50	48
2.750%, 03/01/23	100	97

Deutsche Telekom International Finance BV 8.750%, 06/15/30	100	130
2.225%, 01/17/20 (B)	1,009	997

Discovery Communications 5.000%, 09/20/37	150	139
3.800%, 03/13/24	50	49
2.950%, 03/20/23	50	48
2.800%, 06/15/20 (B)	100	99

Interpublic Group 5.400%, 10/01/48	25	24
3.750%, 10/01/21	100	100

Millicom International Cellular 6.625%, 10/15/26 (B)	975	987

NBCUniversal Media 4.375%, 04/01/21	100	102

Omnicom Group 3.600%, 04/15/26	100	96

Orange 5.375%, 01/13/42	200	210
4.125%, 09/14/21	100	102

RELX Capital 3.125%, 10/15/22	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Rogers Communications 4.300%, 02/15/48	$40	$38
2.900%, 11/15/26	50	46

Telefonica Emisiones 5.462%, 02/16/21	110	114
5.213%, 03/08/47	150	137
4.895%, 03/06/48	150	133

TELUS 4.600%, 11/16/48	50	50

Tencent Holdings 2.985%, 01/19/23 (B)	1,083	1,053
2.875%, 02/11/20 (B)	643	640

Thomson Reuters 3.350%, 05/15/26	100	93

Verizon Communications 5.012%, 04/15/49	250	249
5.012%, 08/21/54	600	580
4.812%, 03/15/39	100	98
4.400%, 11/01/34	400	386
4.329%, 09/21/28	2,017	2,025
4.272%, 01/15/36	1,781	1,663
3.376%, 02/15/25	150	146
2.625%, 08/15/26	135	122

Viacom 6.875%, 04/30/36	100	108
4.375%, 03/15/43	398	314

Vodafone Group 4.375%, 05/30/28	2,455	2,382
4.375%, 02/19/43	300	255
3.750%, 01/16/24	200	197
2.500%, 09/26/22	100	96

Walt Disney 3.700%, 12/01/42	72	66
3.150%, 09/17/25	100	98
1.800%, 06/05/20	250	246

		34,155

Consumer Discretionary — 0.9%

AI Candelaria Spain SLU 7.500%, 12/15/28 (B)	1,580	1,519

Alibaba Group Holding 4.200%, 12/06/47	200	177
2.800%, 06/06/23	250	242

Amazon.com 4.800%, 12/05/34	300	321
4.050%, 08/22/47	150	146
3.875%, 08/22/37	100	97
2.800%, 08/22/24	250	243

American Honda Finance 2.650%, 02/12/21	100	99
2.600%, 11/16/22	50	49
2.450%, 09/24/20	100	99
1.950%, 07/20/20	45	44

Aptiv 4.150%, 03/15/24	40	40
3.150%, 11/19/20	100	99

Description	Face Amount (000)(1)	Value (000)

Arcos Dorados Holdings 5.875%, 04/04/27 (B)	200	$190

AutoNation 3.800%, 11/15/27	25	22

AutoZone 3.750%, 06/01/27	100	96

Best Buy 4.450%, 10/01/28	25	24

Block Financial 4.125%, 10/01/20	200	202

Booking Holdings 2.750%, 03/15/23	50	48

Diageo Capital 3.000%, 05/18/20	200	200

Diageo Investment 2.875%, 05/11/22	100	99

Dollar General 4.150%, 11/01/25	25	25
4.125%, 05/01/28	35	34

Dollar Tree 4.200%, 05/15/28	45	43
4.000%, 05/15/25	100	96

DR Horton 4.000%, 02/15/20	35	35

eBay 2.750%, 01/30/23	250	240

Expedia Group 4.500%, 08/15/24	100	100

Ford Motor 5.291%, 12/08/46	150	123
4.750%, 01/15/43	300	232
4.346%, 12/08/26	45	40

Ford Motor Credit 5.875%, 08/02/21	200	205
3.339%, 03/28/22	200	189
2.425%, 06/12/20	200	195
2.343%, 11/02/20	200	192

General Motors 6.750%, 04/01/46	250	242
5.950%, 04/01/49	100	90
5.200%, 04/01/45	150	124
5.150%, 04/01/38	100	86

General Motors Financial 4.300%, 07/13/25	100	95
4.200%, 11/06/21	100	100
4.000%, 01/15/25	100	93
4.000%, 10/06/26	50	45
3.700%, 05/09/23	100	95
3.550%, 04/09/21	150	148

Grupo Televisa 7.250%, 05/14/43 (MXN)	2,840	94
5.000%, 05/13/45	200	175

Hasbro 3.500%, 09/15/27	30	28

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Home Depot 5.875%, 12/16/36	$150	$180
4.500%, 12/06/48	3,113	3,214
4.400%, 04/01/21	100	103
4.250%, 04/01/46	100	100
3.900%, 12/06/28	40	41
2.800%, 09/14/27	50	47
2.625%, 06/01/22	100	99
2.000%, 04/01/21	100	98
1.800%, 06/05/20	71	70

Hyatt Hotels 4.375%, 09/15/28	50	49

Lear 5.250%, 01/15/25	45	46

Lowe’s 4.625%, 04/15/20	100	101
4.050%, 05/03/47	100	86
3.120%, 04/15/22	912	896
3.100%, 05/03/27	100	91
2.500%, 04/15/26	50	45

Macy’s Retail Holdings 3.625%, 06/01/24	100	93

Magna International 3.625%, 06/15/24	50	50

Marriott International 4.150%, 12/01/23	50	50
3.125%, 10/15/21	100	99

McDonald’s 4.450%, 03/01/47	150	143
3.500%, 03/01/27	100	97
3.375%, 05/26/25	100	98
3.350%, 04/01/23	130	129
2.750%, 12/09/20	20	20

Newell Brands 4.000%, 12/01/24	50	49

NIKE 2.375%, 11/01/26	200	183

Nordstrom 5.000%, 01/15/44	100	86
4.000%, 03/15/27	30	29

O’Reilly Automotive 4.350%, 06/01/28	50	50
3.550%, 03/15/26	50	48

President & Fellows of Harvard College 3.150%, 07/15/46	100	89

QVC 4.450%, 02/15/25	65	60

Sands China 4.600%, 08/08/23 (B)	200	199

Starbucks 4.500%, 11/15/48	30	28
3.800%, 08/15/25	1,044	1,032
2.450%, 06/15/26	200	180

Target 4.000%, 07/01/42	200	189

Description	Face Amount (000)	Value (000)

Time Warner Cable 7.300%, 07/01/38	$216	$234
5.875%, 11/15/40	500	478
4.000%, 09/01/21	100	99

TJX 2.750%, 06/15/21	100	99

Toyota Motor Credit 4.250%, 01/11/21	100	103
3.450%, 09/20/23	50	50
2.750%, 05/17/21	100	100
2.700%, 01/11/23	200	194
2.250%, 10/18/23	50	47

USJ Acucar e Alcool 9.875%, 11/09/21 (B)	343	254

Warner Media 4.750%, 03/29/21	100	103
3.800%, 02/15/27	400	375
3.600%, 07/15/25	100	95

Wesleyan University 4.781%, 07/01/16	1,016	1,039

Whirlpool 4.000%, 03/01/24	60	60

		18,817

Consumer Staples — 1.0%

Adecoagro 6.000%, 09/21/27 (B)	980	831

Altria Group 5.375%, 01/31/44	100	93
4.000%, 01/31/24	300	295

Anheuser-Busch InBev Finance 3.700%, 02/01/24	1,826	1,789
3.300%, 02/01/23	450	438
2.650%, 02/01/21	215	211

Anheuser-Busch InBev Worldwide 4.950%, 01/15/42	500	467
4.900%, 02/01/46 (B)	2,414	2,239
4.700%, 02/01/36 (B)	150	139
4.600%, 04/15/48	35	31
4.439%, 10/06/48	100	86
4.000%, 04/13/28	55	53
3.750%, 01/15/22	150	150
3.650%, 02/01/26 (B)	350	331
2.500%, 07/15/22	100	95

Archer-Daniels-Midland 3.750%, 09/15/47	100	90
3.375%, 03/15/22	60	60

Bunge Finance 3.250%, 08/15/26	120	105
3.000%, 09/25/22	30	29

Campbell Soup 4.800%, 03/15/48	110	94
4.150%, 03/15/28	50	47
3.650%, 03/15/23	50	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Church & Dwight 2.450%, 08/01/22	$100	$97

Clorox 3.500%, 12/15/24	50	50

Coca-Cola 3.300%, 09/01/21	100	101
2.875%, 10/27/25	50	48
2.550%, 06/01/26	50	47
2.450%, 11/01/20	50	50
1.875%, 10/27/20	50	49

Colgate-Palmolive 2.300%, 05/03/22	200	196

Conagra Brands 5.400%, 11/01/48	20	18
5.300%, 11/01/38	10	9
4.850%, 11/01/28	25	25
4.600%, 11/01/25	200	201
4.300%, 05/01/24	15	15
3.800%, 10/22/21	20	20

Constellation Brands 4.650%, 11/15/28	30	30
4.250%, 05/01/23	50	51
3.750%, 05/01/21	15	15
3.200%, 02/15/23	150	145
2.650%, 11/07/22	50	48

General Mills 4.200%, 04/17/28	50	49
3.700%, 10/17/23	100	99
3.150%, 12/15/21	150	149

Hershey 2.300%, 08/15/26	50	46

Ingredion 3.200%, 10/01/26	50	46

JBS USA LUX 6.750%, 02/15/28 (B)	400	390

JM Smucker 2.500%, 03/15/20	100	99

Kellogg 4.000%, 12/15/20	100	102
3.400%, 11/15/27	25	23

Keurig Dr Pepper 5.085%, 05/25/48 (B)	150	143
4.985%, 05/25/38 (B)	175	170
4.597%, 05/25/28 (B)	50	49
4.057%, 05/25/23 (B)	4,668	4,652

Kimberly-Clark 3.950%, 11/01/28	10	10
2.750%, 02/15/26	100	96

Kraft Heinz Foods 5.000%, 06/04/42	150	134
4.625%, 01/30/29	50	50
3.950%, 07/15/25	150	145
3.500%, 07/15/22	200	197
3.375%, 06/15/21	115	115

Kroger 3.300%, 01/15/21	100	100
2.650%, 10/15/26	200	178

Description	Face Amount (000)	Value (000)

McCormick 3.150%, 08/15/24	$100	$96

Mead Johnson Nutrition 3.000%, 11/15/20	30	30

Molson Coors Brewing 4.200%, 07/15/46	200	166

Mondelez International 4.625%, 05/07/48	100	96
4.125%, 05/07/28	50	50

PepsiCo 3.600%, 03/01/24	100	101
3.450%, 10/06/46	200	177
3.000%, 10/15/27	50	48
2.850%, 02/24/26	100	96
2.750%, 03/05/22	300	297
2.375%, 10/06/26	200	184
2.000%, 04/15/21	50	49

Philip Morris International 4.500%, 03/26/20	100	102
4.250%, 11/10/44	150	137
3.375%, 08/11/25	100	97
2.500%, 11/02/22	100	96
1.875%, 02/25/21	200	194

Procter & Gamble 3.500%, 10/25/47	100	94
2.450%, 11/03/26	50	47
2.150%, 08/11/22	100	97

Reynolds American 5.850%, 08/15/45	250	232
4.450%, 06/12/25	150	145

Sysco 4.450%, 03/15/48	50	47
3.550%, 03/15/25	50	49
2.600%, 10/01/20	50	50
2.500%, 07/15/21	35	34

Tyson Foods 4.875%, 08/15/34	200	194

Unilever Capital 4.250%, 02/10/21	150	154
3.250%, 03/07/24	150	149
2.200%, 05/05/22	100	97

Walgreens Boots Alliance 3.450%, 06/01/26	165	155

Walmart 4.050%, 06/29/48	35	35
3.950%, 06/28/38	115	114
3.700%, 06/26/28	100	101
3.625%, 12/15/47	250	230
3.550%, 06/26/25	250	253
3.400%, 06/26/23	50	51
3.300%, 04/22/24	100	100
2.650%, 12/15/24	50	49
1.900%, 12/15/20	300	295

		20,767

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Energy — 3.8%

Abu Dhabi Crude Oil Pipeline 4.600%, 11/02/47 (B)	$2,251	$2,198

Anadarko Petroleum 6.950%, 06/15/19	2,744	2,782
6.600%, 03/15/46	200	221
6.450%, 09/15/36	1,337	1,444

Andeavor Logistics 5.200%, 12/01/47	150	135
3.500%, 12/01/22	25	24

Apache 4.375%, 10/15/28	100	94
3.250%, 04/15/22	79	77

Baker Hughes a GE Co 3.337%, 12/15/27	100	92

Boardwalk Pipelines 4.950%, 12/15/24	50	51

BP Capital Markets 3.561%, 11/01/21	200	202
3.062%, 03/17/22	200	198
2.500%, 11/06/22	250	242

Buckeye Partners 3.950%, 12/01/26	200	176

Canadian Natural Resources 6.250%, 03/15/38	631	686
3.900%, 02/01/25	150	146
3.850%, 06/01/27	100	94

Cenovus Energy 5.250%, 06/15/37	200	176
4.450%, 09/15/42	40	31
3.000%, 08/15/22	20	19

Chevron 2.954%, 05/16/26	50	48
2.566%, 05/16/23	50	49
2.419%, 11/17/20	300	297
2.355%, 12/05/22	150	145
2.100%, 05/16/21	50	49
1.961%, 03/03/20	50	50

Cimarex Energy 3.900%, 05/15/27	100	93

CNOOC Finance 2015 USA 3.500%, 05/05/25	200	194

Concho Resources 4.850%, 08/15/48	15	14
4.375%, 01/15/25	50	50
4.300%, 08/15/28	10	10

ConocoPhillips 6.500%, 02/01/39	300	371

Continental Resources 5.000%, 09/15/22	44	44
4.900%, 06/01/44	20	18
4.500%, 04/15/23	4,705	4,630
4.375%, 01/15/28	25	23
3.800%, 06/01/24	25	24

Description	Face Amount (000)	Value (000)

Devon Energy 4.000%, 07/15/21	$649	$650
3.250%, 05/15/22	100	97

Ecopetrol 7.375%, 09/18/43	200	220
5.875%, 09/18/23	100	105
5.875%, 05/28/45	1,235	1,166

Emera US Finance 4.750%, 06/15/46	1,360	1,308

Empresa Nacional del Petroleo 5.250%, 11/06/29 (B)	760	772

Enbridge 3.700%, 07/15/27	100	95

Enbridge Energy Partners 5.875%, 10/15/25	100	108

Encana 3.900%, 11/15/21	50	50

Energy Transfer Equity 7.500%, 10/15/20	3,706	3,854
5.875%, 01/15/24	2,381	2,423

Energy Transfer Partners 6.125%, 12/15/45	150	147
6.000%, 06/15/48	1,342	1,307
5.800%, 06/15/38	25	24
4.200%, 04/15/27	200	186

Enterprise Products Operating 6.450%, 09/01/40	150	176
5.950%, 02/01/41	100	109
4.800%, 02/01/49	829	805
4.250%, 02/15/48	25	22
4.150%, 10/16/28	1,561	1,553
3.700%, 02/15/26	250	246
3.500%, 02/01/22	1,386	1,390
3.350%, 03/15/23	100	99
2.850%, 04/15/21	30	30

EOG Resources 3.150%, 04/01/25	100	97
2.625%, 03/15/23	100	96

EQM Midstream Partners 6.500%, 07/15/48	100	98

Equinor 3.950%, 05/15/43	200	191
3.700%, 03/01/24	100	102
2.450%, 01/17/23	125	121

Equities 3.900%, 10/01/27	50	43

Exxon Mobil 4.114%, 03/01/46	150	152
3.043%, 03/01/26	50	49
2.726%, 03/01/23	35	34
2.709%, 03/06/25	150	145
2.222%, 03/01/21	20	20

Fermaca Enterprises 6.375%, 03/30/38 (B)	794	793

Halliburton 5.000%, 11/15/45	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.800%, 11/15/25	$150	$146
3.500%, 08/01/23	100	99
3.250%, 11/15/21	3,280	3,277

Hess 7.125%, 03/15/33	694	736
4.300%, 04/01/27	200	183

Hunt Oil of Peru Sucursal Del Peru 6.375%, 06/01/28 (B)	730	740

Husky Energy 4.000%, 04/15/24	100	99

KazMunayGas National JSC 6.375%, 10/24/48 (B)	560	563
5.750%, 04/19/47 (B)	1,050	1,000

Kinder Morgan 5.550%, 06/01/45	300	297
4.300%, 03/01/28	100	98
3.150%, 01/15/23	200	194

Kinder Morgan Energy Partners 6.375%, 03/01/41	150	159
5.500%, 03/01/44	100	96
5.000%, 03/01/43	1,157	1,050
3.500%, 03/01/21	20	20

Magellan Midstream Partners 4.250%, 02/01/21	100	101

Marathon Oil 6.600%, 10/01/37	150	168

Marathon Petroleum 6.500%, 03/01/41	250	270
4.750%, 12/15/23 (B)	150	154
3.800%, 04/01/28 (B)	30	28
3.400%, 12/15/20	657	657

MPLX 5.500%, 02/15/49	568	553
5.200%, 03/01/47	200	184
4.800%, 02/15/29	900	898
4.125%, 03/01/27	65	62
4.000%, 02/15/25	25	24

National Oilwell Varco 2.600%, 12/01/22	100	94

Newfield Exploration 5.750%, 01/30/22	1,640	1,656
5.625%, 07/01/24	525	532
5.375%, 01/01/26	349	342

Nexen Energy ULC 6.400%, 05/15/37	150	183

Noble Energy 6.000%, 03/01/41	774	755
5.050%, 11/15/44	831	716
4.950%, 08/15/47	100	87
4.150%, 12/15/21	100	100

Occidental Petroleum 4.400%, 04/15/46	200	195
3.400%, 04/15/26	70	68

Odebrecht Drilling Norbe VIII 7.350% cash/0% PIK, 12/01/26 (B)	184	103

Description	Face Amount (000)	Value (000)

Odebrecht Oil & Gas Finance 0.511%, 01/03/66 (B) (C)	$97	$1

ONEOK 5.200%, 07/15/48	25	24
4.550%, 07/15/28	50	49
4.000%, 07/13/27	30	29

ONEOK Partners 3.375%, 10/01/22	100	98

Pertamina Persero 6.500%, 11/07/48 (B)	1,492	1,567

Peru LNG Srl 5.375%, 03/22/30 (B)	785	760

Petrobras Global Finance BV 8.750%, 05/23/26	860	963
5.999%, 01/27/28	2,105	1,982

Petroleos de Venezuela 9.000%, 11/17/21 (D)	660	122
8.500%, 10/27/20 (B) (D)	123	114
6.000%, 11/15/26 (B) (D)	785	116
5.375%, 04/12/27 (D)	670	97

Petroleos Mexicanos 6.875%, 08/04/26	50	49
6.750%, 09/21/47	1,843	1,524
6.625%, 06/15/35	480	419
6.500%, 03/13/27	1,975	1,856
6.500%, 01/23/29	685	639
6.500%, 06/02/41	350	290
6.375%, 02/04/21	50	50
6.375%, 01/23/45	190	153
6.350%, 02/12/48	380	304
5.500%, 01/21/21	1,919	1,911
5.350%, 02/12/28	255	222
4.875%, 01/24/22	845	823
4.625%, 09/21/23	200	188
3.500%, 07/23/20	100	98
3.500%, 01/30/23	455	412

Phillips 66 Partners 4.650%, 11/15/34	300	292
3.605%, 02/15/25	25	24

Pioneer Natural Resources 3.450%, 01/15/21	100	100

Plains All American Pipeline 4.650%, 10/15/25	150	147
3.850%, 10/15/23	150	147

Regency Energy Partners 4.500%, 11/01/23	100	100

Sabine Pass Liquefaction 5.625%, 02/01/21	140	144
5.625%, 03/01/25	85	89
5.000%, 03/15/27	300	301

Shell International Finance 4.550%, 08/12/43	400	416
3.875%, 11/13/28	100	102
3.250%, 05/11/25	150	148
2.875%, 05/10/26	100	96
1.875%, 05/10/21	200	195

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Southern Gas Corridor CJSC 6.875%, 03/24/26 (B)	840	$907

Spectra Energy Partners 3.500%, 03/15/25	100	95

Stoneway Capital 10.000%, 03/01/27 (B)	463	416

Suncor Energy 6.500%, 06/15/38	150	173

Sunoco Logistics Partners Operations 4.400%, 04/01/21	100	101

Total Capital 3.883%, 10/11/28	50	51

Total Capital Canada 2.750%, 07/15/23	100	98

Total Capital International 2.700%, 01/25/23	100	98

TransCanada PipeLines 5.100%, 03/15/49	25	25
4.875%, 01/15/26	100	103
4.625%, 03/01/34	300	287
4.250%, 05/15/28	25	25

Transcontinental Gas Pipe Line 4.000%, 03/15/28	200	196

Transportadora de Gas del Sur 6.750%, 05/02/25 (B)	220	200

Valero Energy 4.350%, 06/01/28	70	69
3.650%, 03/15/25	100	96

Western Gas Partners 5.375%, 06/01/21	460	474
5.300%, 03/01/48	200	172
4.000%, 07/01/22	1,174	1,164
3.950%, 06/01/25	957	902

Williams 8.750%, 03/15/32	1,318	1,715
6.300%, 04/15/40	635	675
5.750%, 06/24/44	20	20
5.250%, 03/15/20	250	255
4.850%, 03/01/48	25	23
4.550%, 06/24/24	45	45
3.700%, 01/15/23	15	15
3.600%, 03/15/22	100	98

YPF 16.500%, 05/09/22 (ARS) (B)	6,000	103

		76,627

Financials — 6.5%

Aflac 4.750%, 01/15/49	15	15
3.625%, 06/15/23	100	101

AIG Global Funding 1.950%, 10/18/19 (B)	1,400	1,390

Allstate 4.200%, 12/15/46	200	194

Description	Face Amount (000)	Value (000)

American Express 4.200%, 11/06/25	$105	$107
3.700%, 08/03/23	1,629	1,634
3.400%, 02/27/23	150	149
2.500%, 08/01/22	100	96

American Express Credit 2.700%, 03/03/22	100	98
2.375%, 05/26/20	100	99
2.250%, 05/05/21	100	98
2.200%, 03/03/20	100	99

American Financial Group 3.500%, 08/15/26	35	33

American International Group 4.750%, 04/01/48	150	137
4.700%, 07/10/35	200	190
4.500%, 07/16/44	2,034	1,815
3.875%, 01/15/35	200	172

Ameriprise Financial 5.300%, 03/15/20	100	103

Andina de Fomento 4.375%, 06/15/22	100	104
3.750%, 11/23/23	90	91

Aon 5.000%, 09/30/20	100	103
4.500%, 12/15/28	50	51

Ares Capital 3.875%, 01/15/20	60	60

Assurant 4.000%, 03/15/23	74	75

Australia & New Zealand Banking Group NY 2.625%, 05/19/22	250	244

AXA Equitable Holdings 4.350%, 04/20/28 (B)	150	142

Banco Santander 3.125%, 02/23/23	200	189

Bank of America 5.000%, 01/21/44	250	259
4.450%, 03/03/26	130	129
4.271%, VAR ICE LIBOR USD 3 Month+1.310%, 07/23/29	200	199
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/38	100	95
4.200%, 08/26/24	165	164
4.183%, 11/25/27	250	240
4.100%, 07/24/23	100	101
4.000%, 01/22/25	4,753	4,630
3.950%, 04/21/25	200	194
3.946%, VAR ICE LIBOR USD 3 Month+1.190%, 01/23/49	100	89
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/24	250	247
3.500%, 04/19/26	50	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
3.499%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/22	2,983	$2,983
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/28	412	385
3.366%, VAR ICE LIBOR USD 3 Month+0.810%, 01/23/26	200	191
3.093%, VAR ICE LIBOR USD 3 Month+1.090%, 10/01/25	100	95
2.881%, VAR ICE LIBOR USD 3 Month+1.021%, 04/24/23	200	195
2.503%, 10/21/22	100	96
2.250%, 04/21/20	250	247
2.151%, 11/09/20	100	98

Bank of Georgia JSC 11.000%, 06/01/20 (GEL) (B)	870	324
6.000%, 07/26/23 (B)	750	728

Bank of Montreal 3.100%, 07/13/20	50	50
3.100%, 04/13/21	60	60
2.100%, 06/15/20	100	99

Bank of New York Mellon 3.550%, 09/23/21	100	101
3.450%, 08/11/23	50	50
3.400%, 01/29/28	50	49
3.300%, 08/23/29	100	93
3.000%, 02/24/25	100	97
2.950%, 01/29/23	50	49
2.500%, 04/15/21	100	99
2.450%, 11/27/20	50	49
2.450%, 08/17/26	50	46

Bank of Nova Scotia 3.125%, 04/20/21	150	150
2.800%, 07/21/21	100	99
2.500%, 01/08/21	2,158	2,131
2.450%, 03/22/21	50	49
2.150%, 07/14/20	200	197

Barclays 4.950%, 01/10/47	432	382
4.375%, 01/12/26	200	190
4.338%, VAR ICE LIBOR USD 3 Month+1.356%, 05/16/24	3,259	3,169
2.875%, 06/08/20	250	245

Barclays Bank 2.650%, 01/11/21	200	196

BAT Capital 4.540%, 08/15/47	100	79
4.390%, 08/15/37	150	123
3.557%, 08/15/27	100	89
3.222%, 08/15/24	50	46
2.764%, 08/15/22	50	47
2.297%, 08/14/20	50	49

Description	Face Amount (000)	Value (000)

BB&T 3.750%, 12/06/23	$100	$101
3.700%, 06/05/25	50	50
3.200%, 09/03/21	864	863
2.750%, 04/01/22	200	197
2.450%, 01/15/20	100	99

Berkshire Hathaway 3.125%, 03/15/26	200	194

Berkshire Hathaway Finance 4.300%, 05/15/43	200	203
4.200%, 08/15/48	2,058	2,041

BNP Paribas 2.375%, 05/21/20	200	198

BP Capital Markets America 4.234%, 11/06/28	100	103
2.112%, 09/16/21	100	98

Brighthouse Financial 3.700%, 06/22/27	50	42

Brookfield Finance 3.900%, 01/25/28	100	94

Canadian Imperial Bank of Commerce 2.700%, 02/02/21	40	40

Capital One Financial 4.250%, 04/30/25	50	50
3.800%, 01/31/28	100	92
3.750%, 07/28/26	100	92
3.450%, 04/30/21	50	50
3.300%, 10/30/24	100	94
3.200%, 01/30/23	250	243
3.200%, 02/05/25	50	47
3.050%, 03/09/22	150	146

CBRE Services 4.875%, 03/01/26	150	154

Charles Schwab 4.450%, 07/22/20	100	102
3.550%, 02/01/24	100	100

Chubb INA Holdings 3.350%, 05/15/24	100	99
3.350%, 05/03/26	150	147
2.875%, 11/03/22	150	149

Citigroup 8.125%, 07/15/39	250	347
4.650%, 07/23/48	1,338	1,308
4.450%, 09/29/27	2,975	2,867
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/48	100	92
4.125%, 07/25/28	85	80
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/29	150	146
4.044%, VAR ICE LIBOR USD 3 Month+1.023%, 06/01/24	50	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)
3.887%, VAR ICE LIBOR USD 3 Month+1.563%, 01/10/28	200	$193
3.750%, 06/16/24	100	99
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/28	100	95
3.520%, VAR ICE LIBOR USD 3 Month+1.151%, 10/27/28	200	187
3.500%, 05/15/23	100	98
3.300%, 04/27/25	100	95
3.142%, VAR ICE LIBOR USD 3 Month+0.722%, 01/24/23	185	182
2.900%, 12/08/21	100	98
2.876%, VAR ICE LIBOR USD 3 Month+0.950%, 07/24/23	4,769	4,615
2.750%, 04/25/22	100	97
2.700%, 10/27/22	300	289
2.650%, 10/26/20	100	99
2.400%, 02/18/20	100	99

Citigroup Global Markets Holdings
18.512%, 04/11/19 (EGP) (B) (C) (E)	15,000	797
15.870%, 01/24/19 (EGP) (B) (C) (E)	13,600	753
12.067%, 02/18/19 (NGN) (B) (C) (E)	175,000	473
11.554%, 02/19/19 (NGN) (C) (E)	162,000	438

Citizens Bank 2.200%, 05/26/20	250	246

Citizens Financial Group 2.375%, 07/28/21	30	29

CME Group 3.000%, 03/15/25	150	146

CNA Financial 5.875%, 08/15/20	100	104

Comerica 3.700%, 07/31/23	25	25

Compass Bank 3.500%, 06/11/21	250	249

Cooperatieve Rabobank UA 4.625%, 12/01/23	1,085	1,100
3.375%, 05/21/25	250	245
2.750%, 01/10/23	250	242
2.250%, 01/14/20	250	248

Credit Agricole 3.250%, 10/04/24 (B)	4,040	3,777

Credit Suisse Group Funding Guernsey 4.875%, 05/15/45	250	247
3.125%, 12/10/20	250	247

Description	Face Amount (000)(1)	Value (000)

Credit Suisse New York 3.625%, 09/09/24	250	$245

Deutsche Bank NY 3.950%, 02/27/23	200	188
3.700%, 05/30/24	85	77
3.150%, 01/22/21	100	97
2.950%, 08/20/20	100	97
2.700%, 07/13/20	150	146

Development Bank of Kazakhstan JSC 8.950%, 05/04/23 (KZT) (B)	290,000	653

Development Bank of Mongolia 7.250%, 10/23/23 (B)	840	824

Discover Bank 3.100%, 06/04/20	250	248

Discover Financial Services 4.100%, 02/09/27	40	37

E*TRADE Financial 4.500%, 06/20/28	50	49

Fibria Overseas Finance 5.500%, 01/17/27	25	25

Fidelity National Financial 4.500%, 08/15/28 (B)	50	49

Fifth Third Bancorp 2.875%, 07/27/20	250	249

Fifth Third Bank 3.950%, 07/28/25	200	203

First Republic Bank 4.625%, 02/13/47	200	193

FMS Wertmanagement 1.375%, 06/08/21	200	194

FS KKR Capital 4.250%, 01/15/20	30	30

Goldman Sachs Bank USA NY 3.200%, 06/05/20	50	50

Goldman Sachs Group 6.750%, 10/01/37	200	226
5.750%, 01/24/22	350	367
5.150%, 05/22/45	350	327
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/39	2,173	1,992
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/29	100	96
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/38	150	132
3.750%, 05/22/25	100	96
3.750%, 02/25/26	250	237
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/28	165	153
3.272%, VAR ICE LIBOR USD 3 Month+1.201%, 09/29/25	75	70

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.200%, 02/23/23	$150	$146
2.908%, VAR ICE LIBOR USD 3 Month+1.053%, 06/05/23	100	96
2.876%, VAR ICE LIBOR USD 3 Month+0.821%, 10/31/22	100	97
2.750%, 09/15/20	75	74
2.625%, 04/25/21	100	97
2.600%, 04/23/20	1,325	1,312
2.600%, 12/27/20	100	98
2.350%, 11/15/21	45	43

Hanover Insurance Group 4.500%, 04/15/26	100	100

Hartford Financial Services Group 5.500%, 03/30/20	630	647
4.400%, 03/15/48	100	93

HSBC Holdings 6.500%, 09/15/37	250	283
5.250%, 03/14/44	200	198
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/29	200	198
4.250%, 08/18/25	200	194
4.041%, VAR ICE LIBOR USD 3 Month+1.546%, 03/13/28	200	191
4.000%, 03/30/22	100	101
3.950%, VAR ICE LIBOR USD 3 Month+0.987%, 05/18/24	3,419	3,401
3.600%, 05/25/23	200	199
2.950%, 05/25/21	200	198
2.650%, 01/05/22	300	291

Huntington National Bank 2.500%, 08/07/22	250	242

Industrial & Commercial Bank of China NY 2.905%, 11/13/20	250	247

ING Groep 4.550%, 10/02/28	2,329	2,302
4.100%, 10/02/23	200	200

Intercontinental Exchange 4.000%, 10/15/23	150	154

JBS Investments II GmbH 7.000%, 01/15/26 (B)	690	676

Jefferies Group 6.875%, 04/15/21	100	106
4.150%, 01/23/30	150	129

JPMorgan Chase 5.600%, 07/15/41	250	282
4.350%, 08/15/21	250	256
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/29	100	100

Description	Face Amount (000)(1)	Value (000)
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/29	150	$147
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/48	1,685	1,491
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/49	150	132
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/38	150	136
3.797%, VAR ICE LIBOR USD 3 Month+0.890%, 07/23/24	100	100
3.625%, 05/13/24	100	99
3.559%, VAR ICE LIBOR USD 3 Month+0.730%, 04/23/24	75	74
3.540%, VAR ICE LIBOR USD 3 Month+1.380%, 05/01/28	200	191
3.509%, VAR ICE LIBOR USD 3 Month+0.945%, 01/23/29	300	284
3.300%, 04/01/26	100	95
3.220%, VAR ICE LIBOR USD 3 Month+1.155%, 03/01/25	160	155
3.200%, 06/15/26	100	94
3.125%, 01/23/25	150	143
2.972%, 01/15/23	400	390
2.776%, VAR ICE LIBOR USD 3 Month+0.935%, 04/25/23	75	73
2.750%, 06/23/20	300	298
2.700%, 05/18/23	100	96
2.550%, 10/29/20	180	178
2.400%, 06/07/21	50	49

JPMorgan Chase Bank 8.375%, 03/17/34 (IDR) (B) (E)	3,000,000	210
5.625%, 05/17/23 (IDR) (B) (E)	16,000,000	1,021

KeyBank 2.400%, 06/09/22	250	242

KeyCorp 5.100%, 03/24/21	150	156

KFW 2.500%, 11/20/24	650	641
1.875%, 06/30/20	200	198
1.875%, 11/30/20	200	197

Lazard Group 3.750%, 02/13/25	50	48

Lincoln National 3.625%, 12/12/26	100	97

Lloyds Banking Group 4.582%, 12/10/25	200	189
4.450%, 05/08/25	200	199
4.344%, 01/09/48	200	158

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.907%, VAR ICE LIBOR USD 3 Month+0.810%, 11/07/23	$200	$189

Loews 2.625%, 05/15/23	100	97

Manufacturers & Traders Trust 2.625%, 01/25/21	250	247

Manulife Financial 5.375%, 03/04/46	150	161

Markel 3.500%, 11/01/27	50	47

Marsh & McLennan 3.750%, 03/14/26	150	148
2.750%, 01/30/22	30	30

MDC-GMTN BV 4.500%, 11/07/28 (B)	520	532

MetLife 6.400%, 12/15/36	1,795	1,824
3.600%, 04/10/24	100	101
3.600%, 11/13/25	50	49

Mitsubishi UFJ Financial Group 3.961%, 03/02/28	225	226
3.850%, 03/01/26	200	199
3.535%, 07/26/21	30	30
3.287%, 07/25/27	50	48
2.665%, 07/25/22	50	48

Mizuho Financial Group 3.922%, VAR ICE LIBOR USD 3 Month+1.000%, 09/11/24	200	202
2.601%, 09/11/22	200	194

Moody’s 2.625%, 01/15/23	300	286

Morgan Stanley 6.375%, 07/24/42	200	245
4.875%, 11/01/22	100	103
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/38	100	91
3.875%, 04/29/24	400	398
3.875%, 01/27/26	200	195
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/29	200	192
3.737%, VAR ICE LIBOR USD 3 Month+0.847%, 04/24/24	90	89
3.591%, VAR ICE LIBOR USD 3 Month+1.340%, 07/22/28	150	142
3.125%, 01/23/23	150	147
3.125%, 07/27/26	250	231
2.800%, 06/16/20	100	99
2.650%, 01/27/20	100	99
2.500%, 04/21/21	250	245

MUFG Americas Holdings 3.000%, 02/10/25	160	153

Description	Face Amount (000)	Value (000)

Nasdaq 3.850%, 06/30/26	$150	$145

National Australia Bank 3.700%, 11/04/21	2,919	2,947
3.375%, 09/20/21	350	349
2.625%, 01/14/21	250	247

National Bank of Canada 2.150%, 06/12/20	250	246

National Rural Utilities Cooperative Finance 3.400%, 02/07/28	200	197
2.700%, 02/15/23	100	98

New York Life Global Funding 3.250%, 08/06/21 (B)	1,872	1,874

Northern Trust 3.650%, 08/03/28	25	25
3.375%, VAR ICE LIBOR USD 3 Month+1.131%, 05/08/32	63	59

ORIX 2.900%, 07/18/22	30	29

PNC Bank 2.500%, 01/22/21	250	247
2.450%, 07/28/22	250	242

Principal Financial Group 3.400%, 05/15/25	100	97

Private Export Funding 2.250%, 03/15/20	200	199

Progressive 4.125%, 04/15/47	100	97
4.000%, 03/01/29	50	52

Prudential Financial 4.600%, 05/15/44	200	200
3.500%, 05/15/24	200	201

REC 5.250%, 11/13/23 (B)	590	592

Regions Financial 3.200%, 02/08/21	50	50
2.750%, 08/14/22	50	48

Royal Bank of Canada 3.700%, 10/05/23	1,324	1,329
3.200%, 04/30/21	75	75
2.750%, 02/01/22	250	246
1.875%, 02/05/20	250	248

Royal Bank of Scotland Group 6.125%, 12/15/22	70	71
6.100%, 06/10/23	30	30
6.000%, 12/19/23	60	61
5.125%, 05/28/24	65	63
5.076%, VAR ICE LIBOR USD 3 Month+1.905%, 01/27/30	200	193
3.498%, VAR ICE LIBOR USD 3 Month+1.480%, 05/15/23	200	192

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

S&P Global 4.000%, 06/15/25	100	$102

Santander Holdings USA 4.450%, 12/03/21	30	30
4.400%, 07/13/27	25	24
2.650%, 04/17/20	100	99

Santander UK 2.375%, 03/16/20	100	99

Santander UK Group Holdings 3.373%, VAR ICE LIBOR USD 3 Month+1.080%, 01/05/24	200	190
3.125%, 01/08/21	100	98

Standard Chartered Bank 11.000%, 08/05/25 (LKR) (B)(E)	49,000	259
10.750%, 03/03/21 (LKR) (B)(E)	75,000	405
8.250%, 05/19/36 (IDR) (B)(E)	13,160,000	907
7.610%, 05/09/30 (INR) (A)(B)(E)	24,000	345

Sumitomo Mitsui Banking 2.514%, 01/17/20	1,123	1,115

Sumitomo Mitsui Financial Group 3.944%, 07/19/28	100	100
3.784%, 03/09/26	50	49
3.748%, 07/19/23	100	101
3.544%, 01/17/28	50	49
3.446%, 01/11/27	50	48
3.364%, 07/12/27	100	96
3.102%, 01/17/23	50	49
2.934%, 03/09/21	250	247
2.846%, 01/11/22	50	49
2.784%, 07/12/22	50	49
2.778%, 10/18/22	50	49

SunTrust Bank 3.689%, VAR ICE LIBOR USD 3 Month+0.735%, 08/02/24	150	149

SunTrust Banks 2.900%, 03/03/21	50	50
2.700%, 01/27/22	150	146

Svensk Exportkredit 2.875%, 05/22/21	200	201

Svenska Handelsbanken 3.900%, 11/20/23	3,337	3,368
1.950%, 09/08/20	250	244

Synchrony Financial 4.500%, 07/23/25	100	91

Syngenta Finance 4.892%, 04/24/25 (B)	1,402	1,325
4.441%, 04/24/23 (B)	1,109	1,069

TC Ziraat Bankasi 5.125%, 05/03/22 (B)	200	183

TD Ameritrade Holding 3.750%, 04/01/24	100	101

Description	Face Amount (000)	Value (000)
3.300%, 04/01/27	$30	$29

Toronto-Dominion Bank 3.250%, 06/11/21	1,962	1,970
2.500%, 12/14/20	150	148
2.125%, 04/07/21	50	49
1.950%, 04/20/20 (B)	473	468
1.800%, 07/13/21	100	97

Travelers 4.050%, 03/07/48	100	97
3.900%, 11/01/20	100	101

UBS 2.450%, 12/01/20 (B)	1,457	1,430
2.350%, 03/26/20	250	247

Unum Group 4.000%, 03/15/24	50	50

US Bancorp 3.150%, 04/27/27	200	192
2.375%, 07/22/26	250	228

US Bank 3.104%, VAR ICE LIBOR USD 3 Month+0.290%, 05/21/21	250	250

Voya Financial 3.125%, 07/15/24	50	47

WEA Finance 4.625%, 09/20/48 (B)	1,270	1,238
3.150%, 04/05/22 (B)	2,039	2,008

Wells Fargo 4.900%, 11/17/45	1,066	1,039
4.650%, 11/04/44	350	330
4.125%, 08/15/23	200	201
3.584%, VAR ICE LIBOR USD 3 Month+1.310%, 05/22/28	325	312
3.550%, 09/29/25	100	97
3.000%, 01/22/21	100	100
3.000%, 02/19/25	100	94
3.000%, 04/22/26	100	93
3.000%, 10/23/26	250	231
2.625%, 07/22/22	150	145
2.550%, 12/07/20	85	84

Wells Fargo Bank 6.600%, 01/15/38	250	309
3.625%, 10/22/21	8,433	8,483
3.550%, 08/14/23	250	249
2.600%, 01/15/21	250	247

Westpac Banking 4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	200	190
2.700%, 08/19/26	100	92
2.600%, 11/23/20	150	148
2.000%, 08/19/21	50	48

Willis North America 4.500%, 09/15/28	100	99
3.600%, 05/15/24	50	49

		132,092

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Health Care — 2.4%

Abbott Laboratories 4.900%, 11/30/46	$200	$210
4.750%, 11/30/36	300	313
3.400%, 11/30/23	1,983	1,977
2.900%, 11/30/21	4,156	4,120
2.800%, 09/15/20	150	149

AbbVie 4.875%, 11/14/48	1,717	1,602
4.700%, 05/14/45	200	182
4.500%, 05/14/35	200	185
4.300%, 05/14/36	150	134
4.250%, 11/14/28	15	14
3.750%, 11/14/23	848	844
3.375%, 11/14/21	100	100
3.200%, 11/06/22	100	98
2.850%, 05/14/23	50	48
2.500%, 05/14/20	4,322	4,281
2.300%, 05/14/21	50	49

Actavis Funding 4.550%, 03/15/35	300	285
3.800%, 03/15/25	190	185

Aetna 2.800%, 06/15/23	25	24
2.750%, 11/15/22	150	144

Agilent Technologies 3.050%, 09/22/26	65	60

AmerisourceBergen 3.400%, 05/15/24	100	98

Amgen 4.563%, 06/15/48	300	287
2.125%, 05/01/20	200	197
1.850%, 08/19/21	200	193

Anthem 3.650%, 12/01/27	65	62
3.350%, 12/01/24	150	146
3.300%, 01/15/23	200	197

AstraZeneca 4.375%, 08/17/48	100	95
2.375%, 11/16/20	150	147
2.375%, 06/12/22	100	96

Baxter International 2.600%, 08/15/26	100	91

Becton Dickinson 4.685%, 12/15/44	200	187
3.700%, 06/06/27	50	47
3.125%, 11/08/21	100	99
2.404%, 06/05/20	20	20

Biogen 3.625%, 09/15/22	100	100

Boston Scientific 3.375%, 05/15/22	100	100
2.850%, 05/15/20	100	99

Bristol-Myers Squibb 2.000%, 08/01/22	100	96

Description	Face Amount (000)	Value (000)

Cardinal Health 3.200%, 03/15/23	$100	$96
3.079%, 06/15/24	150	141

Celgene 5.000%, 08/15/45	250	231
3.875%, 08/15/25	100	96
3.250%, 02/20/23	100	98
2.875%, 02/19/21	45	45

Cigna 4.900%, 12/15/48 (B)	968	947
4.800%, 08/15/38 (B)	230	226
4.375%, 10/15/28 (B)	40	40
4.125%, 11/15/25 (B)	2,937	2,933
3.750%, 07/15/23 (B)	55	55
3.400%, 09/17/21 (B)	5,955	5,942
3.200%, 09/17/20 (B)	150	149

Cigna Holding 4.000%, 02/15/22	100	101
3.875%, 10/15/47	100	84

CVS Health 5.125%, 07/20/45	200	195
5.050%, 03/25/48	1,775	1,727
4.780%, 03/25/38	215	206
4.300%, 03/25/28	310	303
3.875%, 07/20/25	120	117
3.700%, 03/09/23	4,859	4,807
3.350%, 03/09/21	295	294
2.875%, 06/01/26	200	182
2.125%, 06/01/21	50	48

CVS Pass-Through Trust 4.163%, 08/11/36 (B)	590	558

Danaher 3.350%, 09/15/25	30	29

Eli Lilly 3.100%, 05/15/27	49	48
2.350%, 05/15/22	100	98

Express Scripts Holding 4.800%, 07/15/46	200	192
4.750%, 11/15/21	100	103

Gilead Sciences 4.600%, 09/01/35	400	404
4.500%, 02/01/45	150	144
2.550%, 09/01/20	150	149
2.500%, 09/01/23	35	34
2.350%, 02/01/20	20	20
1.950%, 03/01/22	15	14

GlaxoSmithKline Capital 3.875%, 05/15/28	150	152
2.850%, 05/08/22	100	99
2.800%, 03/18/23	125	123

Humana 4.950%, 10/01/44	200	205

Johnson & Johnson 3.625%, 03/03/37	150	144
2.900%, 01/15/28	150	144
2.625%, 01/15/25	100	96
2.450%, 12/05/21	100	99

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
2.450%, 03/01/26	$200	$188

Kaiser Foundation Hospitals 4.875%, 04/01/42	150	168
3.150%, 05/01/27	25	24

Laboratory Corp of America Holdings 3.250%, 09/01/24	100	96
2.625%, 02/01/20	100	99

McKesson 2.850%, 03/15/23	200	193

Medtronic 4.625%, 03/15/45	200	210
4.375%, 03/15/35	200	205
2.750%, 04/01/23	100	98
2.500%, 03/15/20	150	149

Merck 4.150%, 05/18/43	100	102
2.750%, 02/10/25	200	193
1.850%, 02/10/20	150	149

Mylan 5.250%, 06/15/46	200	168
3.750%, 12/15/20	100	100

Novartis Capital 4.400%, 05/06/44	150	160
3.400%, 05/06/24	100	101
3.000%, 11/20/25	50	48
2.400%, 05/17/22	50	49
1.800%, 02/14/20	25	25

Pfizer 5.200%, 08/12/20	100	104
4.200%, 09/15/48	15	15
4.125%, 12/15/46	100	100
4.100%, 09/15/38	25	25
4.000%, 12/15/36	250	247
3.600%, 09/15/28	150	151
3.200%, 09/15/23	25	25
3.000%, 09/15/21	20	20
3.000%, 06/15/23	100	100

Quest Diagnostics 2.500%, 03/30/20	150	149

Sanofi 3.375%, 06/19/23	200	201

Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	60	55
2.875%, 09/23/23	50	47
2.400%, 09/23/21	150	145

SSM Health Care 3.688%, 06/01/23	20	20

Stanford Health Care 3.795%, 11/15/48	100	96

Stryker 4.625%, 03/15/46	100	101
3.500%, 03/15/26	25	24
3.375%, 11/01/25	50	48

Description	Face Amount (000)	Value (000)

Teva Pharmaceutical Finance Netherlands III BV 6.750%, 03/01/28	$455	$441
4.100%, 10/01/46	521	344

Thermo Fisher Scientific 3.600%, 08/15/21	100	100
3.200%, 08/15/27	100	93
3.000%, 04/15/23	200	194
2.950%, 09/19/26	30	28

UnitedHealth Group 4.625%, 07/15/35	200	212
4.450%, 12/15/48	1,754	1,805
4.250%, 04/15/47	100	99
4.250%, 06/15/48	50	50
3.875%, 12/15/28	10	10
3.850%, 06/15/28	50	51
3.750%, 07/15/25	50	51
3.700%, 12/15/25	1,276	1,289
3.500%, 06/15/23	50	50
3.500%, 02/15/24	10	10
3.150%, 06/15/21	50	50
2.950%, 10/15/27	150	142
2.875%, 03/15/22	100	99

Zimmer Biomet Holdings 3.550%, 04/01/25	150	143

Zoetis 4.450%, 08/20/48	125	123
3.250%, 02/01/23	50	49
3.000%, 09/12/27	50	46

		48,956

Industrials — 2.1%

3M
5.700%, 03/15/37	150	183
4.000%, 09/14/48	100	99

ABB Finance USA 3.800%, 04/03/28	150	152

AerCap Ireland Capital 4.625%, 10/30/20	225	227
4.500%, 05/15/21	1,836	1,841

AerCap Ireland Capital DAC 4.125%, 07/03/23	150	146

Aeropuerto Internacional de Tocumen 6.000%, 11/18/48 (B)	390	388

Air Lease 4.625%, 10/01/28	100	95
3.250%, 03/01/25	150	138
2.125%, 01/15/20	50	49

Aircastle 7.625%, 04/15/20	10	11
5.500%, 02/15/22	15	15
5.125%, 03/15/21	15	15
5.000%, 04/01/23	15	15
4.125%, 05/01/24	15	14

Allegion US Holding 3.550%, 10/01/27	50	46

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

American Airlines Pass-Through Trust 4.950%, 01/15/23	$133	$135

Boeing 3.450%, 11/01/28	50	49
2.350%, 10/30/21	150	148
2.125%, 03/01/22	50	49

Burlington Northern Santa Fe 4.900%, 04/01/44	200	216
4.150%, 12/15/48	105	102
3.750%, 04/01/24	200	204
3.050%, 03/15/22	100	100

Canadian National Railway 4.450%, 01/20/49	150	159

Canadian Pacific Railway 4.000%, 06/01/28	15	15
2.900%, 02/01/25	100	96

Caterpillar 5.200%, 05/27/41	100	111
3.900%, 05/27/21	50	51
3.400%, 05/15/24	100	100

Caterpillar Financial Services 3.650%, 12/07/23	1,653	1,673
3.450%, 05/15/23	150	151
3.150%, 09/07/21	55	55

Cintas No. 2 3.700%, 04/01/27	200	195

CNH Industrial Capital 4.875%, 04/01/21	10	10
4.375%, 11/06/20	15	15
4.375%, 04/05/22	10	10
4.200%, 01/15/24	50	50
3.875%, 10/15/21	10	10

CSX 4.250%, 03/15/29	65	66
3.800%, 03/01/28	100	98
3.800%, 11/01/46	200	176
3.250%, 06/01/27	50	47

Delta Air Lines 4.375%, 04/19/28	50	48
2.600%, 12/04/20	45	44

DP World 6.850%, 07/02/37 (B)	806	897
5.625%, 09/25/48 (B)	1,595	1,499

Eaton 3.103%, 09/15/27	100	95

Embraer Netherlands Finance 5.400%, 02/01/27	65	67

Emerson Electric 2.625%, 02/15/23	100	98

Eskom Holdings SOC 8.450%, 08/10/28 (B)	610	574
6.750%, 08/06/23 (B)	1,015	925
6.350%, 08/10/28 (B)	560	539
5.750%, 01/26/21 (B)	890	838

Description	Face Amount (000)	Value (000)

FedEx 4.950%, 10/17/48	$100	$97
4.750%, 11/15/45	100	94
3.200%, 02/01/25	200	193

Fluor 4.250%, 09/15/28	50	49

Fortive 3.150%, 06/15/26	150	141

Fortune Brands Home & Security 4.000%, 09/21/23	50	49

GATX 3.850%, 03/30/27	200	190

GE Capital International Funding Unlimited Co 4.418%, 11/15/35	2,660	2,228
2.342%, 11/15/20	250	241

General Dynamics 3.750%, 05/15/28	55	55
3.500%, 05/15/25	200	199
2.250%, 11/15/22	100	98

General Electric 6.875%, 01/10/39	500	523
3.450%, 05/15/24	100	94
2.700%, 10/09/22	250	232

Georgian Oil and Gas JSC 6.750%, 04/26/21 (B)	200	200

Georgian Railway 7.750%, 07/11/22 (B)	1,300	1,342

Harris 5.054%, 04/27/45	100	103
2.700%, 04/27/20	35	35

Honeywell International 4.250%, 03/01/21	125	129
2.500%, 11/01/26	150	140

Illinois Tool Works 2.650%, 11/15/26	250	232

Indonesia Asahan Aluminium Persero 6.757%, 11/15/48 (B)	1,107	1,135
6.530%, 11/15/28 (B)	380	398
5.710%, 11/15/23 (B)	714	726
5.230%, 11/15/21 (B)	1,042	1,056

Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	103

John Deere Capital 3.350%, 06/12/24	100	100
3.050%, 01/06/28	150	143
2.800%, 03/04/21	100	99
2.800%, 03/06/23	50	49
2.800%, 09/08/27	50	47
2.650%, 06/24/24	100	96

Johnson Controls International 4.500%, 02/15/47	150	139
3.625%, 07/02/24	43	42

Kansas City Southern 4.700%, 05/01/48	50	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Kazakhstan Temir Zholy National JSC 4.850%, 11/17/27 (B)	$1,210	$1,167

Kennametal 4.625%, 06/15/28	25	25

L3 Technologies 4.400%, 06/15/28	150	150

Latam Airlines, Pass-Through Trust 4.500%, 11/15/23	446	428
4.200%, 11/15/27	871	838

Lockheed Martin 4.700%, 05/15/46	150	157
2.900%, 03/01/25	100	96
2.500%, 11/29/20	150	148

Masco 4.500%, 05/15/47	100	85
4.375%, 04/01/26	40	40
3.500%, 04/01/21	50	50

Norfolk Southern 4.150%, 02/28/48	60	56
3.250%, 12/01/21	100	100
3.150%, 06/01/27	25	24
2.900%, 06/15/26	35	33

Northrop Grumman 4.030%, 10/15/47	150	137
3.500%, 03/15/21	100	101
3.250%, 08/01/23	50	49
2.080%, 10/15/20	300	294

Owens Corning 4.200%, 12/01/24	100	99

PACCAR Financial 3.150%, 08/09/21	100	100
1.950%, 02/27/20	60	60

Parker-Hannifin 3.300%, 11/21/24	150	148

Pelabuhan Indonesia III Persero 4.500%, 05/02/23 (B)	350	344

Precision Castparts 2.250%, 06/15/20	200	198

Republic Services 3.950%, 05/15/28	50	50
2.900%, 07/01/26	150	142

Rockwell Collins 3.200%, 03/15/24	150	144

Roper Technologies 2.800%, 12/15/21	150	147

Ryder System 3.875%, 12/01/23	25	25
3.500%, 06/01/21	50	50
2.800%, 03/01/22	30	29

Stanley Black & Decker 2.900%, 11/01/22	100	98

Textron 3.650%, 03/15/27	100	95

Description	Face Amount (000)	Value (000)

Transnet 4.000%, 07/26/22 (B)	$425	$398

TTX 2.250%, 02/01/19 (B)	922	921

Union Pacific 4.800%, 09/10/58	100	99
4.500%, 09/10/48	1,529	1,508
4.375%, 09/10/38	224	220
3.799%, 10/01/51	200	170
3.646%, 02/15/24	100	100
3.600%, 09/15/37	150	134

United Airlines, Pass-Through Trust 4.300%, 08/15/25	80	82
3.750%, 09/03/26	83	81

United Parcel Service 3.750%, 11/15/47	150	136
3.125%, 01/15/21	45	45
3.050%, 11/15/27	100	95

United Technologies 4.625%, 11/16/48	1,149	1,110
4.450%, 11/16/38	10	10
4.125%, 11/16/28	3,077	3,048
3.950%, 08/16/25	15	15
3.750%, 11/01/46	150	127
3.650%, 08/16/23	1,660	1,653
3.350%, 08/16/21	10	10
3.100%, 06/01/22	100	98
2.650%, 11/01/26	130	117
2.300%, 05/04/22	100	96
1.950%, 11/01/21	50	48

Verisk Analytics 4.000%, 06/15/25	50	50

Wabtec 4.700%, 09/15/28	1,071	1,005
4.150%, 03/15/24	1,539	1,487

Waste Management 3.500%, 05/15/24	100	100

		42,665

Information Technology — 1.2%

Analog Devices 3.125%, 12/05/23	150	146

Apple 4.650%, 02/23/46	898	951
4.500%, 02/23/36	2,422	2,547
3.750%, 09/12/47	150	138
3.450%, 05/06/24	100	100
3.000%, 06/20/27	25	24
3.000%, 11/13/27	100	95
2.850%, 05/06/21	200	200
2.850%, 05/11/24	250	244
2.500%, 02/09/22	50	49
2.400%, 01/13/23	200	194
2.300%, 05/11/22	100	98
2.250%, 02/23/21	50	49
2.150%, 02/09/22	250	244
1.550%, 08/04/21	50	48

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Applied Materials 3.300%, 04/01/27	$25	$24
2.625%, 10/01/20	50	50

Arrow Electronics 3.500%, 04/01/22	100	99

Automatic Data Processing 2.250%, 09/15/20	50	50

Broadcom 3.875%, 01/15/27	100	90
3.625%, 01/15/24	100	94
3.000%, 01/15/22	100	96
2.375%, 01/15/20	100	99
2.200%, 01/15/21	100	97

Cisco Systems 4.450%, 01/15/20	200	203
3.625%, 03/04/24	100	102
3.500%, 06/15/25	50	50
2.950%, 02/28/26	50	48
2.500%, 09/20/26	100	93
1.850%, 09/20/21	100	97

Corning 5.350%, 11/15/48	100	101

Diamond 1 Finance 6.020%, 06/15/26 (B)	260	261
5.450%, 06/15/23 (B)	2,375	2,417
4.420%, 06/15/21 (B)	100	100

Fidelity National Information Services 5.000%, 10/15/25	28	29
3.625%, 10/15/20	200	201

Fiserv 3.800%, 10/01/23	100	101
2.700%, 06/01/20	100	99

Hewlett Packard Enterprise 5.015%, 10/15/25	100	101
3.600%, 10/15/20	200	200

IBM Credit 1.800%, 01/20/21	100	97

Intel 4.100%, 05/19/46	250	243
3.734%, 12/08/47	200	185
3.700%, 07/29/25	25	25
3.150%, 05/11/27	100	97
2.875%, 05/11/24	150	147
2.450%, 07/29/20	60	60

International Business Machines 4.000%, 06/20/42	150	135
3.450%, 02/19/26	50	49
3.375%, 08/01/23	200	198
2.250%, 02/19/21	50	49
1.875%, 08/01/22	150	141

Jabil 3.950%, 01/12/28	150	131

Juniper Networks 4.500%, 03/15/24	50	50

Description	Face Amount (000)	Value (000)

Lam Research 2.800%, 06/15/21	$50	$49

Mastercard 3.950%, 02/26/48	10	10
3.500%, 02/26/28	5	5
2.950%, 11/21/26	50	48

Microsoft 4.250%, 02/06/47	500	525
4.100%, 02/06/37	200	205
3.625%, 12/15/23	250	258
3.450%, 08/08/36	300	283
3.300%, 02/06/27	60	59
3.125%, 11/03/25	100	99
2.875%, 02/06/24	35	35
2.650%, 11/03/22	150	149
2.400%, 02/06/22	150	148
2.400%, 08/08/26	100	93
2.000%, 11/03/20	150	148
1.850%, 02/06/20	100	99

Motorola Solutions 3.500%, 09/01/21	100	99

NetApp 3.375%, 06/15/21	50	50

NXP BV 4.625%, 06/01/23 (B)	4,248	4,163

Oracle 4.300%, 07/08/34	500	502
4.125%, 05/15/45	1,137	1,076
4.000%, 07/15/46	508	474
4.000%, 11/15/47	569	530
3.900%, 05/15/35	200	191
3.850%, 07/15/36	250	236
3.800%, 11/15/37	250	234
2.950%, 05/15/25	100	96
2.500%, 05/15/22	150	147
2.400%, 09/15/23	200	192
1.900%, 09/15/21	90	87

QUALCOMM 4.300%, 05/20/47	150	133
3.250%, 05/20/27	50	47
3.000%, 05/20/22	100	98
2.600%, 01/30/23	200	193

salesforce.com 3.250%, 04/11/23	150	151

Seagate HDD Cayman 4.750%, 01/01/25	100	89

Texas Instruments 4.150%, 05/15/48	50	50
2.750%, 03/12/21	75	74
Total System Services 4.800%, 04/01/26	100	101

Trimble 4.150%, 06/15/23	100	101

Tyco Electronics Group 3.125%, 08/15/27	25	23

Visa 4.300%, 12/14/45	150	155

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
3.150%, 12/14/25	$200	$196
2.800%, 12/14/22	100	99
2.200%, 12/14/20	300	297

VMware 2.950%, 08/21/22	100	95

Western Union 4.250%, 06/09/23	50	50

		23,878

Materials — 1.2%

Airgas 3.650%, 07/15/24	100	101

ArcelorMittal 7.000%, 10/15/39	21	22
6.250%, 02/25/22	3,163	3,343
6.125%, 06/01/25	2,652	2,765
5.500%, 03/01/21	2,392	2,460
5.250%, 08/05/20	25	26

Barrick 5.250%, 04/01/42	150	150

BHP Billiton Finance USA 5.000%, 09/30/43	100	109

Celanese US Holdings 5.875%, 06/15/21	20	21
4.625%, 11/15/22	20	21

Cemex 7.750%, 04/16/26 (B)	200	210
5.700%, 01/11/25 (B)	605	580

Dow Chemical 5.550%, 11/30/48 (B)	1,689	1,713
4.800%, 11/30/28 (B)	1,087	1,106
4.125%, 11/15/21	250	254

DowDuPont 5.419%, 11/15/48	1,688	1,754
5.319%, 11/15/38	35	36
4.725%, 11/15/28	100	103
4.205%, 11/15/23	1,507	1,540

Eastman Chemical 3.800%, 03/15/25	150	145

Ecolab 3.250%, 01/14/23	100	100

EI du Pont de Nemours 2.200%, 05/01/20	17	17

Goldcorp 3.700%, 03/15/23	50	49

International Paper 5.150%, 05/15/46	150	141
3.650%, 06/15/24	200	201

LYB International Finance II BV 3.500%, 03/02/27	350	319

Martin Marietta Materials 4.250%, 12/15/47	100	82

Mexichem 5.875%, 09/17/44 (B)	430	388
4.000%, 10/04/27 (B)	625	568

Description	Face Amount (000)	Value (000)

Mosaic 4.050%, 11/15/27	$100	$95

Nacional del Cobre de Chile 3.625%, 08/01/27 (B)	505	481

Newmont Mining 3.500%, 03/15/22	100	99

Nexa Resources 5.375%, 05/04/27 (B)	650	629

Nucor 3.950%, 05/01/28	150	148

Nutrien 6.125%, 01/15/41	150	164
3.625%, 03/15/24	100	97

Packaging Corp of America 3.650%, 09/15/24	100	98
3.400%, 12/15/27	35	33
2.450%, 12/15/20	35	34

Praxair 2.450%, 02/15/22	200	196

Rio Tinto Finance USA 3.750%, 06/15/25	200	201

Sherwin-Williams 3.450%, 08/01/25	100	95
2.250%, 05/15/20	200	197

Southern Copper 5.875%, 04/23/45	150	153
3.875%, 04/23/25	30	29

Vale Overseas 8.250%, 01/17/34	849	1,049
6.875%, 11/21/36	200	229
4.375%, 01/11/22	2,410	2,452

Vedanta Resources 6.125%, 08/09/24 (B)	680	564

Westlake Chemical 3.600%, 08/15/26	100	92

Westrock 4.650%, 03/15/26 (B)	100	101

		25,560

Real Estate — 0.4%

Alexandria Real Estate Equities 4.700%, 07/01/30	919	930
3.450%, 04/30/25	25	24
2.750%, 01/15/20	50	50

American Tower 4.000%, 06/01/25	200	196
2.250%, 01/15/22	50	48

AvalonBay Communities 3.500%, 11/15/24	100	99

Boston Properties 3.850%, 02/01/23	100	100
3.650%, 02/01/26	150	145

Brixmor Operating Partnership 3.875%, 08/15/22	30	30
3.250%, 09/15/23	100	97

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Camden Property Trust 4.100%, 10/15/28	$10	$10

Crown Castle International 5.250%, 01/15/23	100	104
3.800%, 02/15/28	150	142
3.700%, 06/15/26	35	34
2.250%, 09/01/21	55	53

Digital Realty Trust 3.625%, 10/01/22	100	99

Duke Realty 3.750%, 12/01/24	100	99

EPR Properties 4.750%, 12/15/26	50	50

ERP Operating 4.625%, 12/15/21	120	124
4.150%, 12/01/28	50	51

Essex Portfolio 3.375%, 04/15/26	100	96

GLP Capital 5.750%, 06/01/28	15	15
5.375%, 11/01/23	15	15
5.375%, 04/15/26	25	25
5.250%, 06/01/25	15	15
4.875%, 11/01/20	40	40

Healthcare Trust of America Holdings 3.750%, 07/01/27	100	95

Hospitality Properties Trust 5.250%, 02/15/26	100	101
5.000%, 08/15/22	100	102

Host Hotels & Resorts 3.750%, 10/15/23	100	98

Kilroy Realty 3.450%, 12/15/24	50	48

Kimco Realty 4.450%, 09/01/47	697	632
3.300%, 02/01/25	80	76
3.200%, 05/01/21	50	50

Liberty Property 4.125%, 06/15/22	100	102

Mid-America Apartments 3.600%, 06/01/27	25	24

National Retail Properties 4.000%, 11/15/25	35	35
3.600%, 12/15/26	100	96

Omega Healthcare Investors 4.375%, 08/01/23	50	50

Prologis 3.875%, 09/15/28	35	36

Realty Income 3.875%, 04/15/25	25	25
3.250%, 10/15/22	100	99

Regency Centers 3.600%, 02/01/27	30	29

Description	Face Amount (000)	Value (000)

Select Income 4.250%, 05/15/24	$50	$48

Simon Property Group 3.375%, 10/01/24	125	122
3.300%, 01/15/26	100	97
2.625%, 06/15/22	250	243

UDR 4.400%, 01/26/29	2,702	2,725
4.000%, 10/01/25	50	50

Ventas Realty 4.250%, 03/01/22	100	102
3.750%, 05/01/24	50	49
2.700%, 04/01/20	100	99

VEREIT Operating Partnership 4.875%, 06/01/26	20	20
4.625%, 11/01/25	50	50
4.600%, 02/06/24	15	15
4.125%, 06/01/21	10	10

Welltower 5.250%, 01/15/22	100	104
4.950%, 09/01/48	100	99

Weyerhaeuser 4.625%, 09/15/23	100	104

WP Carey 4.600%, 04/01/24	50	51

		8,377

Utilities — 3.5%

ABY Transmision Sur 6.875%, 04/30/43 (B)	247	272

AEP Transmission 3.100%, 12/01/26	150	145

Alabama Power 4.300%, 07/15/48	30	30

Ameren Illinois 4.500%, 03/15/49	25	26

American Electric Power 4.300%, 12/01/28	1,706	1,734
3.650%, 12/01/21	35	35

American Water Capital 4.200%, 09/01/48	100	97
3.400%, 03/01/25	100	99

Arizona Public Service 4.500%, 04/01/42	200	204
3.150%, 05/15/25	50	49

Atlantic City Electric 4.000%, 10/15/28	100	103

Atmos Energy 3.000%, 06/15/27	65	62

Berkshire Hathaway Energy 6.125%, 04/01/36	200	239
3.750%, 11/15/23	100	102
2.375%, 01/15/21	5,773	5,694

Black Hills 4.350%, 05/01/33	1,804	1,808

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Celeo Redes Operacion Chile 5.200%, 06/22/47 (B)	$904	$848

CenterPoint Energy 4.250%, 11/01/28	25	25
3.850%, 02/01/24	25	25
3.600%, 11/01/21	10	10
2.500%, 09/01/22	50	48

CenterPoint Energy Houston Electric 2.250%, 08/01/22	100	97

Cleco Corporate Holdings 3.743%, 05/01/26	100	95

CMS Energy 3.000%, 05/15/26	40	38

Cometa Energia 6.375%, 04/24/35 (B)	1,471	1,360

Consolidated Edison of New York 4.450%, 03/15/44	150	150
4.000%, 12/01/28	100	102
3.875%, 06/15/47	100	92
3.800%, 05/15/28	50	51

Consumers Energy 4.350%, 04/15/49	100	104

Delmarva Power & Light 4.150%, 05/15/45	423	413

Dominion Energy 5.950%, 06/15/35	1,258	1,404
4.050%, 09/15/42	150	136
2.962%, 07/01/19	1,600	1,594
2.750%, 01/15/22	100	98
2.579%, 07/01/20	45	44

Dominion Gas Holdings 2.500%, 12/15/19	1,300	1,290

DTE Electric 4.050%, 05/15/48	1,430	1,417
3.750%, 08/15/47	100	93

Duke Energy 3.750%, 09/01/46	350	303
2.650%, 09/01/26	150	136

Duke Energy Carolinas 5.300%, 02/15/40	300	341
3.950%, 11/15/28	900	923
3.700%, 12/01/47	100	91
3.050%, 03/15/23	100	99
2.950%, 12/01/26	50	48

Duke Energy Florida 3.800%, 07/15/28	50	51
2.100%, 12/15/19	498	494

Duke Energy Progress 3.700%, 09/01/28	50	51

Edison International 2.400%, 09/15/22	80	75

Enel Generacion Chile 4.250%, 04/15/24	50	49

Description	Face Amount (000)	Value (000)

Entergy 4.000%, 07/15/22	$50	$51

Entergy Arkansas 3.500%, 04/01/26	100	99

Entergy Louisiana 4.000%, 03/15/33	130	132

Eversource Energy 3.300%, 01/15/28	100	95
2.750%, 03/15/22	4,364	4,288

Exelon 5.100%, 06/15/45	1,211	1,247
3.400%, 04/15/26	100	95

Exelon Generation 5.600%, 06/15/42	600	584

FirstEnergy 4.850%, 07/15/47	880	879
4.250%, 03/15/23	1,698	1,725
3.900%, 07/15/27	1,166	1,130

FirstEnergy Transmission 5.450%, 07/15/44 (B)	1,181	1,283
4.350%, 01/15/25 (B)	1,095	1,106

Florida Power & Light 4.125%, 06/01/48	50	50
3.700%, 12/01/47	100	94

Fortis 3.055%, 10/04/26	1,251	1,142
2.100%, 10/04/21	150	144

Georgia Power 4.300%, 03/15/42	300	276
2.000%, 09/08/20	115	113

ITC Holdings 3.650%, 06/15/24	25	25
2.700%, 11/15/22	2,183	2,110

Jersey Central Power & Light 7.350%, 02/01/19	824	827

Kansas City Power & Light 3.650%, 08/15/25	100	99

Korea Southern Power 3.000%, 01/29/21 () (B)	433	430

Listrindo Capital BV 4.950%, 09/14/26 (B)	530	470

MidAmerican Energy 3.950%, 08/01/47	250	242

Minejesa Capital BV 5.625%, 08/10/37 (B)	870	761

National Fuel Gas 3.950%, 09/15/27	50	47

NextEra Energy Capital Holdings 4.800%, VAR ICE LIBOR USD 3 Month+2.409%, 12/01/77	200	169
3.550%, 05/01/27	100	95
3.342%, 09/01/20	7,705	7,720

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

NiSource 4.375%, 05/15/47	$100	$93
3.650%, 06/15/23 (B)	50	50
2.650%, 11/17/22	20	19

Northern States Power 2.600%, 05/15/23	100	97
2.200%, 08/15/20	50	49

NSTAR Electric 2.375%, 10/15/22	100	96

Oglethorpe Power 5.050%, 10/01/48 (B)	50	50

Oklahoma Gas & Electric 3.800%, 08/15/28	25	25

Oncor Electric Delivery 4.100%, 11/15/48 (B)	50	50

ONE Gas 4.500%, 11/01/48	45	46

Pacific Gas & Electric 6.050%, 03/01/34	400	371
4.250%, 08/01/23 (B)	333	308
4.000%, 12/01/46	286	216
3.300%, 12/01/27	43	35
2.950%, 03/01/26	50	41

PacifiCorp 4.100%, 02/01/42	150	146

PECO Energy 3.900%, 03/01/48	15	14

Perusahaan Listrik Negara 6.150%, 05/21/48 (B)	845	849

Pinnacle West Capital 2.250%, 11/30/20	1,009	989

Power Finance 6.150%, 12/06/28 (B)	1,060	1,031

PPL Capital Funding 4.000%, 09/15/47	100	89
3.500%, 12/01/22	150	148

Progress Energy 7.750%, 03/01/31	1,619	2,154
7.050%, 03/15/19	1,263	1,273

PSEG Power 3.850%, 06/01/23	50	50
3.000%, 06/15/21	50	49

Public Service Electric & Gas 3.650%, 09/01/28	100	101

Public Service Enterprise Group 2.650%, 11/15/22	150	145

Public Service of Colorado 4.100%, 06/15/48	65	64

Puget Energy 6.500%, 12/15/20	100	106

Puget Sound Energy 4.223%, 06/15/48	100	100

Ruwais Power PJSC 6.000%, 08/31/36 (B)	540	591

Description	Face Amount (000)	Value (000)

Sempra Energy 9.800%, 02/15/19	$1,135	$1,143
6.000%, 10/15/39	1,222	1,359
3.800%, 02/01/38	200	171
3.750%, 11/15/25	100	96
3.550%, 06/15/24	100	98
3.400%, 02/01/28	995	909
2.900%, 02/01/23	35	34

South Carolina Electric & Gas 4.350%, 02/01/42	150	148
3.500%, 08/15/21	55	55

Southern 4.250%, 07/01/36	150	142
2.350%, 07/01/21	200	194

Southern California Edison 4.125%, 03/01/48	1,283	1,215
3.650%, 03/01/28	50	49
3.500%, 10/01/23	150	149

Southern Gas Capital 3.250%, 06/15/26	30	28

Southwestern Electric Power 4.100%, 09/15/28	25	25
3.850%, 02/01/48	100	89
2.750%, 10/01/26	50	46

Southwestern Public Service 4.400%, 11/15/48	100	101

State Grid Overseas Investment 2013 3.125%, 05/22/23 (B)	440	432

Tampa Electric 4.450%, 06/15/49	25	24
4.300%, 06/15/48	25	24

Terraform Global Operating 6.125%, 03/01/26 (B)	700	651

Union Electric 3.500%, 04/15/24	150	151

Virginia Electric & Power 4.600%, 12/01/48	1,214	1,266
3.800%, 04/01/28	100	100
3.500%, 03/15/27	100	99
3.100%, 05/15/25	100	97
2.750%, 03/15/23	100	98

WEC Energy Group 3.375%, 06/15/21	65	65

Wisconsin Electric Power 4.300%, 10/15/48	10	10

Wisconsin Power & Light 3.050%, 10/15/27	100	96

Xcel Energy 3.350%, 12/01/26	100	97
2.400%, 03/15/21	2,057	2,026

		71,154

Total Corporate Obligations (Cost $516,202) (000)		503,048

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
LOAN PARTICIPATIONS — 9.3%

Aerospace/Defense — 0.0%

Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC), Initial Term Loan, 1st Lien 5.522%, VAR LIBOR+3.250%, 08/18/24	$1,014	$960

Airlines — 0.1%

American Airlines, Inc., 2018 Replacement Term Loan, 1st Lien 4.256%, VAR LIBOR+1.750%, 06/27/25	1,242	1,160

Automotive — 0.3%

Altra Industrial Motion Corp., Term Loan, 1st Lien 4.345%, 09/26/25	985	933

Capital Automotive L.P., Initial Tranche B Term Loan, 1st Lien 8.522%, VAR LIBOR+6.000%, 03/21/25	470	463

Chassix, Inc., Initial Loan, 1st Lien 8.375%, 11/15/23	251	246
8.188%, 11/15/23	244	239

Dayco Products, LLC , Term Loan 6.957%, VAR LIBOR+4.250%, 05/08/23	686	667

Honeywell Technologies Sàrl, Dollar Tranche B Term Loan, 1st Lien 5.390%, 09/19/25	998	940

Horizon Global Corporation, 2017 Replacement Term Loan, 1st Lien 8.345%, 03/30/21 (A)	229	217

TI Group Automotive Systems LLC, Initial Term Loan, 1st Lien 5.022%, VAR LIBOR+2.500%, 06/24/22	1,803	1,747

		5,452

Building Materials — 0.1%

American Builders & Contractors Supply Co., Inc., Term B-2 Loan, 1st Lien 4.522%, VAR LIBOR+2.000%, 10/31/23	1,103	1,047

Beacon Roofing Supply, Inc., Initial Term Loan, 1st Lien 4.682%, VAR LIBOR+2.250%, 01/02/25	1,241	1,177

Description	Face Amount (000)	Value (000)

PGT Innovations, Inc. (fka PGT, Inc.), Initial Term Loan 5.845%, VAR LIBOR+3.500%, 02/16/22	$50	$49

Vertiv Group Corporation (fka Cortes NP Acquisition Corporation), Term B Loan, 1st Lien 6.707%, VAR LIBOR+4.000%, 11/30/23	703	636

		2,909

Cable/Wireless Video — 0.1%

Charter Communications Operating, LLC (aka CCO Safari LLC), Term B Loan, 1st Lien 4.530%, VAR LIBOR+2.000%, 04/30/25	1,419	1,357

Chemicals — 1.2%

AkzoNobel (Starfruit), Term Loan B 5.599%, 09/19/25	1,465	1,399

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-2 Term Loan, 1st Lien 5.956%, VAR LIBOR+3.250%, 06/02/23	698	682

Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-3 Term Loan 5.956%, VAR LIBOR+3.250%, 06/02/23	526	514

Archroma Finance S.a r.l., Facility B2, 1st Lien 6.420%, VAR LIBOR+4.250%, 08/12/24	815	805

Ascend Performance Materials Operations LLC, Term B Loan, 1st Lien 6.750%, VAR LIBOR+5.250%, 08/12/22	491	484

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-1 Term Loan 6.022%, VAR LIBOR+3.500%, 11/20/23	399	387

ASP Chromaflo Intermediate Holdings, Inc., Initial Tranche B-2 Term Loan, 1st Lien 6.022%, VAR LIBOR+3.500%, 11/20/23	519	504

Ferro Corporation, Tranche B-1 Term Loan, 1st Lien 5.053%, 02/14/24 (A)	769	738

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Flint Group, Term Loan, 1st Lien 5.487%, 09/07/21 (A)	$737	$656

H.B. Fuller Company, Commitment, 2nd Lien 4.470%, VAR LIBOR+2.000%, 10/20/24	787	738

INEOS Styrolution US Holding LLC (fka Styrolution US Holding LLC), New 2024 Dollar Term Loan, 1st Lien 4.803%, 03/29/24 (A)	221	210

Ineos US Finance LLC, New 2024 Dollar Term Loan, 1st Lien 4.522%, VAR LIBOR+2.000%, 04/01/24	1,740	1,640

Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp), Dollar Term Loan, 1st Lien 6.595%, VAR LIBOR+4.250%, 06/30/22	693	561

OCI Partners LP, Initial Term Loan, 1st Lien 6.386%, 02/14/25	496	486

Orion Engineered Carbons GmbH, Initial Dollar Term Loan, 1st Lien 4.386%, VAR LIBOR+2.000%, 07/25/24	1,352	1,318

PMHC II, Inc., Initial Term Loan 6.415%, 03/31/25	219	199
6.094%, 03/21/25	237	216
6.001%, 03/31/25	290	264

PQ Corporation, Third Amendment Tranche B-1 Term Loan 5.027%, 02/08/25 (A)	918	868

Pregis Holding I Corporation, Term Loan 6.313%, VAR LIBOR+3.500%, 05/20/21	735	690

Ravago Holdings America Inc., Initial Term Loan, 1st Lien 5.280%, VAR LIBOR+2.750%, 06/30/23	658	642

Reynolds Group Holdings Inc., Incremental U.S. Term Loan 5.272%, VAR LIBOR+2.750%, 02/05/23	555	527

Reynolds Group Holdings Incremental US Term Loans 5.272%, VAR LIBOR+2.750%, 02/05/23	933	887

Description	Face Amount (000)	Value (000)

Ring Container Technologies Group, LLC, Initial Term Loan 5.272%, VAR LIBOR+2.750%, 10/31/24	$742	$702

Schenectady International Group, Inc., Initial Term Loan 7.186%, 08/17/25 (A)	850	816

Spectrum Holdings III Corp., Closing Date Term Loan 9.345%, VAR LIBOR+7.000%, 01/26/26	500	485

Tricorbraun Holdings, Inc., Closing Date Term Loan, 1st Lien 6.136%, 11/29/23 (A)	757	740

Tricorbraun Holdings, Inc., Delayed Draw Term Loan 6.103%, VAR LIBOR+3.750%, 11/30/23	76	75

Tronox Blocked Borrower LLC, Blocked Dollar Term Loan 5.522%, VAR LIBOR+3.000%, 09/23/24	449	435

Tronox Finance LLC, Initial Dollar Term Loan 5.522%, VAR LIBOR+3.000%, 09/23/24	1,036	1,003

U.S. Farathane, LLC, Term B-4 Loan, 1st Lien 5.886%, VAR LIBOR+3.500%, 12/31/21	927	885

Univar USA Inc., Term B-3 Loan, 1st Lien 4.772%, VAR LIBOR+2.500%, 07/01/24	1,524	1,454

Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien 6.022%, VAR LIBOR+4.000%, 10/28/24	625	601
5.995%, 10/28/24	368	353

Vantage Specialty Chemicals, Inc., Initial Loan 10.777%, VAR LIBOR+8.250%, 10/20/25	205	200

Wilsonart LLC, Tranche D Term Loan, 1st Lien 6.060%, VAR LIBOR+3.250%, 12/19/23	493	470

		23,634

Commercial Services — 0.1%

Autokiniton US Holdings, Inc., Closing Date Term B Loan, 1st Lien 6.506%, 05/17/25 (A)	580	563

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Newport Group Holdings II, Inc., Initial Term Loan 6.538%, 08/08/25	$194	$190

Safe Fleet Holdings LLC, Initial Term Loan 5.380%, VAR LIBOR+3.000%, 02/03/25	744	708

		1,461

Communication Services — 0.4%

Altice Financing S.A., March 2017 Refinancing Term Loan 5.220%, 07/15/25	938	885
2.750%, VAR LIBOR+2.750%, 07/15/25	2	3

CPI International, Inc., Initial Term Loan, 1st Lien 9.595%, 07/25/25 (A)	313	306

Flight Bidco Inc., Initial Term Loan, 1st Lien 9.840%, 06/19/26	306	299
5.840%, 07/23/25	619	613

Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1st Lien 4.754%, VAR LIBOR+2.250%, 02/22/24	1,670	1,583

MTN Infrastructure TopCo, Inc., Initial Term Loan, 1st Lien 5.522%, VAR LIBOR+3.000%, 11/15/24	850	808

SBA Senior Finance II LLC, Initial Term Loan, 1st Lien 4.530%, VAR LIBOR+2.000%, 04/11/25	1,215	1,162

Sprint Communications, Inc., Initial Term Loan, 1st Lien 5.063%, VAR LIBOR+2.500%, 02/02/24	1,773	1,683

Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Facility 4.772%, VAR LIBOR+2.250%, 01/19/24	1,226	1,171

		8,513

Computers & Electronics — 0.9%

Air Newco LLC, 2018 Refinancing Dollar Term B Loan 7.137%, 05/31/24	710	701

Brooks Automation, Inc., Initial Term B Loan 4.910%, 10/04/24 (A)	1,485	1,426

Campaign Monitor Finance Pty Limited (CM Delaware LLC), Term Loan, 1st Lien 7.492%, VAR LIBOR+5.250%, 03/18/21	47	45

Description	Face Amount (000)	Value (000)

CPI International, Inc., Initial Term Loan, 1st Lien 5.845%, VAR LIBOR+3.500%, 07/26/24	$362	$350

Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan 4.280%, VAR LIBOR+1.750%, 09/07/21	995	965

Epicor Software Corporation (fka Eagle Parent Inc.), Term B Loan, 1st Lien 5.780%, VAR LIBOR+3.250%, 06/01/22	1,230	1,173

EXC Holdings III Corp., Initial USD Term Loan 6.303%, VAR LIBOR+3.500%, 11/15/24	993	955

Go Daddy Operating Company, LLC (GD Finance Co, Inc.), Tranche B-1 Term Loan 4.772%, VAR LIBOR+2.250%, 02/15/24	984	938

Kronos Incorporated, Incremental Term Loan, 1st Lien 5.388%, VAR LIBOR+3.000%, 11/01/23	1,526	1,447

MA Financeco, LLC, Tranche B-2 Term Loan, 1st Lien 4.772%, VAR LIBOR+2.500%, 11/19/21	193	183

MA Financeco, LLC, Tranche B-3 Term Loan 5.022%, VAR LIBOR+2.750%, 06/21/24	127	118

MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 1st Lien 4.595%, VAR LIBOR+2.250%, 05/07/24	1,067	1,003

Micro Holdings (Internet Brands), Term Loan, 2nd Lien 10.004%, VAR LIBOR+7.500%, 08/15/25	244	222

Microchip Technology Incorporated, Initial Term Loan, 1st Lien 4.530%, VAR LIBOR+2.000%, 05/23/25	1,094	1,035

Misys Limited, Dollar Term Loan, 1st Lien 6.303%, VAR LIBOR+3.500%, 06/13/24	635	590

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B1 (USD), 1st Lien 0.000%, VAR LIBOR+3.750%, 01/10/24 (F)	$623	$604

Project Ruby Ultimate Parent Corp., New Term Loan 5.845%, VAR LIBOR+3.500%, 02/09/24	1,572	1,538

Seattle SpinCo, Inc., Initial Term Loan 5.022%, VAR LIBOR+2.750%, 06/21/24	859	798

Solera, LLC (Solera Finance, Inc.), Dollar Term Loan 5.272%, VAR LIBOR+2.750%, 03/03/23	1,519	1,429

SS&C Technologies Holdings, Inc., Term B-3 Loan 4.772%, VAR LIBOR+2.500%, 04/16/25	1,133	1,067

SS&C Technologies Holdings, Inc., Term B-4 Loan 4.772%, VAR LIBOR+2.500%, 04/16/25	430	405

TeamViewer, Term Loan B, 1st Lien 7.136%, 02/22/24	494	489

Wall Street Systems Delaware, Inc., Initial Dollar Term Loan 5.386%, VAR LIBOR+3.000%, 11/21/24	613	569

		18,050

Construction — 0.1%

Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien 6.759%, VAR LIBOR+4.250%, 06/21/24	542	513
6.727%, VAR LIBOR+4.250%, 06/14/24	907	859
6.727%, 06/21/24	279	265

		1,637

Consumer Discretionary — 0.0%

Priso Acquisition (aka PrimeSource Building Products), Term B Loan, 1st Lien 5.345%, VAR LIBOR+3.000%, 05/08/22	716	682

Description	Face Amount (000)	Value (000)

Consumer Nondurables — 0.1%

Acuity Specialty Products, Inc., Initial Term Loan, 1st Lien 6.386%, VAR LIBOR+4.000%, 08/12/24	$983	$868

Plaze, Inc., Term Loan 5.955%, VAR LIBOR+3.500%, 07/31/22	110	109
5.896%, VAR LIBOR+3.500%, 07/31/22	30	30
5.886%, VAR LIBOR+3.500%, 07/31/22	347	344

		1,351

Educational Services — 0.0%

Adtalem Global Education Inc., Term B Loan 5.522%, 04/09/25 (A)	244	239

Prometric Holdings Inc. (fka ETS Holdings Inc.), Initial Term Loan 5.350%, VAR LIBOR+3.000%, 01/17/25	744	715

		954

Entertainment & Leisure — 0.3%

AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Initial Term Loan, 1st Lien 4.705%, VAR LIBOR+2.250%, 12/15/22	1,821	1,747

Crown Finance US, Inc., Initial Dollar Tranche Term Loan 5.022%, VAR LIBOR+2.500%, 02/28/25	993	936

Intrawest Resorts Holdings, Inc., Initial Bluebird Term Loan, 1st Lien 5.522%, VAR LIBOR+3.000%, 07/31/24	1,239	1,186

Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.), Term B-5 Loan, 1st Lien 5.345%, 04/01/24 (A)	1,247	1,188

Stars Group Holdings, Term Loan, 1st Lien 6.303%, 06/27/25	637	614

		5,671

Entertainment Content — 0.1%

Metro-Goldwyn-Mayer Inc., Initial Term Loan 4.850%, 06/27/25	433	416

Metro-Goldwyn-Mayer Inc., Initial Term Loan, 1st Lien 6.850%, 06/29/26	276	257

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

NEP Group, Inc., Initial Dollar Term Loan, 2nd Lien 5.595%, 10/05/25	$750	$717

NEP Group, Inc., Initial Loan, 1st Lien 9.345%, 10/05/26	500	467

		1,857

Environmental Services — 0.1%

Strategic Materials Holding Corp., Initial Term Loan 10.291%, 10/31/25	500	445
6.291%, VAR LIBOR+3.750%, 11/01/24	743	693

		1,138

Financial Services — 0.5%

Achilles Acquisition LLC, Closing Date Term Loan, 1st Lien 6.375%, 10/04/25	1,000	983

Altisource Solutions, Term Loan B, 1st Lien 6.803%, 03/29/24 (A)	629	613

Citco Funding LLC, 2017 Term Loan, 1st Lien 4.845%, VAR LIBOR+3.000%, 03/23/22	952	924

CPI Acquisition, Inc., Term Loan 7.020%, VAR LIBOR+4.500%, 08/17/22	300	188

CPM Holdings, Inc., Initial Term Loan 10.772%, 10/24/26	247	243
6.272%, 10/24/25	367	359

Fortress Investment, Term Loan B (2018) 4.522%, 12/27/22 (A)	1,250	1,211

GOBP Holdings, Inc., Initial Term Loan, 1st Lien 6.095%, 10/22/25	810	788

Hudson River Trading LLC, Repriced Term Loan, 1st Lien 5.845%, 03/20/25	600	586

IRB Holding Corp., Term B Loan, 1st Lien 5.682%, 02/05/25	1,247	1,186
0.000%, 02/05/25 (F)	3	3

Jefferies Finance LLC (JFIN Co-Issuer Corporation), Term Loan 4.938%, VAR LIBOR+2.500%, 07/26/24	741	724

Jostens/Champ Acquisitions, Term Loan, 1st Lien 0.000%, 12/17/25 (F)	619	601

Description	Face Amount (000)	Value (000)

Liquidnet Holdings, Inc., Term Loan 5.595%, 07/15/24	$712	$700

Resideo Funding Inc., Tranche B Term Loan 4.490%, 10/03/25	750	724

Triton, Term Loan B, 1st Lien 8.509%, 10/31/24	632	584

Walter Investment Management, Tranche B Term Loan, 1st Lien 8.522%, VAR LIBOR+6.000%, 06/30/22	458	393

		10,810

Food & Beverage — 0.2%

1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan 4.772%, VAR LIBOR+2.250%, 02/16/24	1,360	1,294

Arterra Wines Canada, Inc. (fka 9941762 Canada Inc.), USD Term Loan B-1, 1st Lien 5.542%, 12/15/23 (A)	490	466

JBS USA Lux S.A. (fka JBS USA, LLC), Initial Term Loan, 1st Lien 5.301%, VAR LIBOR+2.500%, 10/30/22	593	569
4.886%, VAR LIBOR+2.500%, 10/30/22	102	98

Starfruit Finco B.V. (Starfruit US Holdco LLC), Initial Dollar Term Loan 5.599%, 10/01/25	285	272

Supervalu/United Natural Foods, Term Loan B, 1st Lien 6.772%, 10/18/25	900	731

		3,430

Forest Products — 0.0%

ProAmpac PG Borrower LLC, Initial Term Loan 11.145%, VAR LIBOR+8.500%, 11/18/24	225	224
6.145%, VAR LIBOR+3.500%, 11/17/23	109	104
6.092%, VAR LIBOR+3.500%, 11/17/23	34	32
6.082%, VAR LIBOR+3.500%, 11/17/23	89	85
6.020%, VAR LIBOR+3.500%, 11/17/23	80	76
5.800%, 11/17/23	178	170

		691

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Gaming & Hotels — 0.5%

Belmond Interfin Ltd. (fka Orient-Express Hotels Interfin Ltd.), Dollar Term Loan 5.272%, 07/03/24 (A)	$1,683	$1,665

Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan, 1st Lien 5.272%, 12/23/24 (A)	1,995	1,912

CBAC Borrower, LLC, Term B Loan 6.522%, VAR LIBOR+4.000%, 07/08/24	503	491

Golden Nugget, Inc., Initial B Term Loan 5.095%, VAR LIBOR+2.750%, 10/04/23	643	617

Golden Nugget, Inc., Initial B Term Loan, 1st Lien 5.186%, VAR LIBOR+2.750%, 10/04/23	511	490

Hanjin International Corp., Initial Term Loan 4.945%, VAR LIBOR+2.500%, 09/20/20	1,000	968

K-Mac Holdings Corp., Initial Term Loan, 1st Lien 9.254%, VAR LIBOR+6.750%, 03/09/26	296	280

Las Vegas Sands, LLC, Refinancing Term Loan (2018), 1st Lien 4.272%, 03/27/25 (A)	995	948

MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien 4.522%, VAR LIBOR+2.000%, 04/25/23	760	727

Playa Resorts Holding B.V., Initial Term Loan 5.270%, VAR LIBOR+2.750%, 04/05/24	993	925

Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International, LLC), Term Loan 5.146%, 05/08/20 (A)	1,250	1,229

Stars Group Holdings B.V., USD Term Loan, 1st Lien 5.886%, 06/27/25	48	46

		10,298

Description	Face Amount (000)	Value (000)

Gaming/Leisure — 0.0%

ESH Hospitality, Inc., Term Loan B (2018) 4.522%, 08/30/23 (A)	$702	$673

Health Care — 0.4%

Endo Luxembourg Finance Company I S.a r.l., Initial Term Loan 6.772%, VAR LIBOR+4.250%, 04/29/24	879	831

Lifescan Global Corporation, Initial Term Loan 8.396%, 09/28/24 (A)	513	483

Onex Carestream Finance LP, Term Loan (First Lien 2013), 1st Lien 6.345%, VAR LIBOR+4.000%, 06/07/19	142	138

PDS Holdco Inc., New Term Loan 6.845%, 06/23/23 (A)	1,196	1,124

Prospect Medical Holdings, Inc., Term B-1 Loan 7.938%, 02/16/24	1,488	1,466

Sterigenics-Nordion Holdings, LLC, Incremental Term Loan, 1st Lien 5.522%, VAR LIBOR+3.000%, 05/15/22	1,241	1,186

Surgery Center Holdings, Inc., Term Loan B, 1st Lien 5.780%, VAR LIBOR+3.250%, 09/02/24	373	354

Valeant Pharmaceuticals International Inc., Initial Term Loan, 1st Lien 5.379%, VAR LIBOR+3.000%, 06/02/25	1,705	1,625

		7,207

Home Furnishings — 0.1%

Comfort Holding, LLC, Initial Term Loan 12.345%, VAR LIBOR+10.000%, 01/31/25	292	273

Comfort Holding, LLC, Initial Term Loan, 1st Lien 7.095%, VAR LIBOR+4.750%, 02/05/24	843	789

Serta Simmons Bedding, LLC, Initial Term Loan 5.932%, VAR LIBOR+3.500%, 10/20/23	232	193

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
5.879%, VAR LIBOR+3.500%, 10/20/23	$826	$688

		1,943

Home Products Store — 0.0%

Foundation Building Materials Holding Company LLC, Term Loan, 1st Lien 5.705%, 05/09/25	759	710

Housing — 0.1%

DTZ US Borrower LLC, Term Loan B (2018) 5.772%, 08/15/25	499	476

Installed Building Products, Term Loan B (2018) 5.022%, 04/15/25 (A)	997	954

		1,430

Industrial Services — 0.2%

Messer Industries, Term Loan, 1st Lien 0.000%, 10/01/25 (F)	1,750	1,657

SiteOne Landscape Supply, LLC (fka John Deere Landscapes LLC), Tranche E Term Loan 5.210%, 10/24/29	780	758

Tunnel Hill, Term Loan B, 1st lien 0.000%, 10/01/25 (F)	1,000	983

		3,398

Information Technology — 0.3%

AI Ladder (Luxembourg) Subco S.a r.l., Facility B 7.020%, 05/02/25	525	517

Ciena Corporations, Term Loan B (2018) 4.470%, 09/19/25	1,000	957

Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding Inc.), Initial Term Loan, 1st Lien 5.530%, VAR LIBOR+3.000%, 04/29/24	739	701

Infor (US), Inc. (fka Lawson Software Inc.), Tranche B-6 Term Loan 5.136%, VAR LIBOR+2.750%, 02/01/22	1,180	1,129

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance 6.350%, VAR LIBOR+4.000%, 02/15/24	690	640

Description	Face Amount (000)	Value (000)

Mitchell International, Inc., Initial Term Loan 5.772%, 11/20/24 (A)	$622	$599

Sedgwick, Term Loan, 1st Lien 0.000%, 11/06/25 (F)	906	863

		5,406

Insurance — 0.3%

Acrisure, LLC, Additional Term Loan, 1st Lien 6.095%, 11/22/23	498	469

Acrisure, LLC, Refinancing Term Loan 6.772%, VAR LIBOR+4.250%, 11/22/23	1,075	1,039

Alliant Holdings Intermediate, LLC, Initial Term Loan (2018) 5.205%, VAR LIBOR+3.000%, 05/09/25	1,402	1,322

HIG Finance 2 Limited, Initial Dollar Term Loan 5.938%, 12/13/24	109	105
5.875%, 12/13/24	865	836

Hub International Limited, Initial Term Loan 5.490%, 04/25/25	995	937

NFP Corp., Term B Loan, 1st Lien 5.345%, VAR LIBOR+3.000%, 12/09/23	1,695	1,600

		6,308

Investment Company — 0.0%

EIG Management Company, LLC, Initial Term Loan 6.254%, 01/31/25	447	441

StepStone Group, Term Loan B, 1st Lien 6.349%, 03/14/25	481	471

		912

Leasing — 0.1%

Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan 4.470%, VAR LIBOR+2.000%, 01/15/25	1,272	1,220

Fly Funding II S.à r.l., Loan 6.750%, VAR LIBOR+2.000%, 08/09/19	663	640

United Rentals, Term Loan B, 1st Lien 4.272%, 10/03/25	748	731

USS Ultimate Holdings, Inc., Initial Term Loan 6.095%, VAR LIBOR+3.750%, 08/09/24	363	352

		2,943

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Machinery — 0.2%

AI Alpine AT BidCo GmbH, Facility B (USD) 5.809%, 10/03/25	$1,000	$955

Airxcel, Inc., Initial Term Loan 6.845%, VAR LIBOR+4.500%, 04/25/25	746	701

Airxcel, Inc., Initial Term Loan, 1st Lien 11.095%, 04/27/26	500	460

Clark Equipment Company, Repriced Term Loan, 1st Lien 4.803%, VAR LIBOR+2.000%, 05/18/24	839	797
4.345%, 05/18/24	96	91

Douglas Dynamics L.L.C., 2017 Replacement Term Loan Facility, 1st Lien 5.350%, 12/31/21 (A)	396	386

Graftech International Ltd., Initial Term Loan 6.022%, VAR LIBOR+3.500%, 02/12/25	1,219	1,152

		4,542

Manufacturing — 0.1%

Allflex Holdings III, Inc., Initial Term Loan 0.000%, 06/05/20 (F)	518	511

Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien 4.219%, VAR LIBOR+1.750%, 10/19/24	432	414

Blount International, Inc., Term Loan 6.095%, 04/12/23	498	490

LTI Boyd Corporation, Term Loan B 5.845%, 09/06/25	668	628

Pelican Products, Inc., Term Loan 10.129%, 04/17/26	88	84
5.879%, VAR LIBOR+3.500%, 04/19/25	69	65

Pro Mach Group, Inc., Initial Term Loan 5.432%, 03/07/25	748	709

		2,901

Materials — 0.0%

Axalta Coating System Dutch Holdings, Term Loan 4.136%, VAR LIBOR+1.750%, 06/01/24	1,078	1,013

Description	Face Amount (000)	Value (000)

Media — 0.2%

CSC Holdings, LLC (fka CSC Holdings, Inc.), March 2017 Refinancing Term Loan, 1st Lien 2.250%, VAR LIBOR+2.250%, 07/17/25	$755	$714

Numericable U.S. LLC, USD Term Loan B-12, 1st Lien 6.143%, VAR LIBOR+3.000%, 01/31/26	1,487	1,378

Tecnnicolor, Term Loan B, 1st Lien 5.457%, VAR LIBOR+2.750%, 12/06/23	491	447

Ziggo Secured Finance Partnership, Term Loan E Facility, 1st Lien 4.955%, VAR LIBOR+2.500%, 04/15/25	1,500	1,410

		3,949

Medical Devices — 0.0%

MedPlast Holdings Inc., Term Loan, 1st Lien 6.148%, 06/26/25	223	220

MedPlast Holdings Inc., Term Loan, 2nd Lien 10.148%, 06/26/26	122	118

		338

Metals & Mining — 0.1%

Dynacast International LLC, Term B-2 Loan, 1st Lien 5.772%, VAR LIBOR+3.250%, 01/28/22	1,240	1,175

Metals/Minerals — 0.1%

Atkore International, Inc., Term Loan (2016) 5.560%, VAR LIBOR+2.750%, 12/22/23	1,237	1,196

Oil & Gas — 0.2%

BCP Raptor, LLC, Initial Term Loan, 1st Lien 6.869%, VAR LIBOR+4.250%, 06/24/24	465	433

EG Group Limited, Additional Facility Loan (USD), 1st Lien 6.386%, VAR LIBOR+4.000%, 02/07/25	1,154	1,109

EG Group Limited, Second Lien Facility (USD), 1st Lien 10.386%, 03/23/26	500	493

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Advance 6.350%, VAR LIBOR+4.000%, 02/15/24	$39	$36

Lucid Energy Group II Borrower, LLC, Initial Term Loan, 1st Lien 5.504%, VAR LIBOR+3.000%, 02/17/25	993	911

Oryx Southern Delaware Holdings LLC, Initial Term Loan, 1st Lien 5.772%, VAR LIBOR+3.250%, 02/28/25	611	564

PES Holdings, LLC, Tranche C Loan 5.886%, 12/31/22	560	474

Seadrill Operating LP, Initial Term Loan, 1st Lien 8.803%, VAR LIBOR+6.000%, 02/21/21	341	266

Traverse Midstream Partners LLC, Advance, 1st Lien 6.600%, VAR LIBOR+4.000%, 09/27/24	778	745

		5,031

Personal Services — 0.1%

William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien 5.280%, VAR LIBOR+2.750%, 05/16/25	1,516	1,389
5.150%, VAR LIBOR+2.750%, 05/16/25	138	127

William Morris Endeavor, Term Loan 5.150%, 05/16/25	4	4

		1,520

Professional & Business Services — 0.6%

Allied Universal Holdco LLC (f/k/a USAGM Holdco, LLC), Initial Term Loan, 1st Lien 6.136%, VAR LIBOR+3.750%, 07/28/22	487	461

ASGN Incorporated (fka On Assignment, Inc.), Initial Term B-2 Loan 4.345%, VAR LIBOR+2.000%, 02/21/25	445	429

Avantor, Inc., Initial B-1 Dollar Term Loan 6.072%, VAR LIBOR+4.000%, 11/21/24	942	910

Description	Face Amount (000)	Value (000)

BCP Renaissance Parent L.L.C., Initial Term Loan, 1st Lien 6.027%, VAR LIBOR+3.500%, 10/31/24	$464	$451

Casmar Holdings (Australia) Pty Limited, Initial Term Loan 7.206%, VAR LIBOR+4.500%, 12/08/23	118	104
0.000%, VAR LIBOR+4.500%, 12/08/23 (F)	372	325

Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien 5.272%, VAR LIBOR+2.750%, 02/03/24	855	809
5.272%, VAR LIBOR+2.750%, 03/01/24	736	696

Explorer Holdings, Inc., Initial Term Loan 6.136%, VAR LIBOR+3.750%, 04/12/23	249	239

Flex Acquisition Company, Inc., Initial Term Loan 5.349%, VAR LIBOR+3.000%, 12/29/23	1,481	1,394

Focus Financial Partners, LLC, Tranche B-2 Term Loan, 1st Lien 4.845%, 07/03/24	878	848

Forest City Enterprises, L.P., Initial Term Loan 6.383%, 10/24/25	526	512

GHX Ultimate Parent Corporation, Initial Term Loan 6.063%, VAR LIBOR+3.000%, 06/21/24	742	699

Inovalon Holdings, Inc., Term Loan, 1st Lien 5.938%, VAR LIBOR+3.500%, 04/02/25	1,498	1,455

Tempo Acquisition, LLC, Initial Term Loan, 1st Lien 5.522%, VAR LIBOR+3.000%, 05/01/24	1,418	1,354

Western Dental, Incremental Term Loan B, 1st Lien 0.000%, 06/30/23 (F)	163	155

WEX Inc., Term B-2 Loan, 1st Lien 4.595%, VAR LIBOR+2.250%, 06/30/23	1,484	1,424

		12,265

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Real Estate — 0.2%

Capital Automotive L.P., Initial Tranche B-2 Term Loan 5.030%, VAR LIBOR+2.500%, 03/21/24	$1,482	$1,420

iStar Inc. (fka iStar Financial Inc.), Loan, 1st Lien 5.220%, VAR LIBOR+3.000%, 07/01/20	1,126	1,078

RE/MAX, LLC (fka RE/MAX International, LLC), Term Loan 5.272%, VAR LIBOR+2.750%, 12/09/23	489	474

RHP Hotel Properties, LP, Tranche B Term Loan 4.440%, VAR LIBOR+2.000%, 05/11/24	737	709

		3,681

Recreation Facilities & Services — 0.0%

Bulldog Purchaser Inc., Delayed Draw Term Loan 1.875%, 08/22/25	352	347

Bulldog Purchaser Inc., Initial Term Loan 6.095%, 08/22/25	648	632

		979

Restaurants — 0.1%

Flynn Restaurant Group LP, Initial Term Loan 9.299%, 06/22/26	532	512
5.845%, 06/20/25	1,282	1,205

Miller’s Ale House, Inc., Term B Loan, 1st Lien 9.000%, 05/26/25	996	976

		2,693

Retailing — 0.1%

Belron Finance US LLC, Initial Term B Loan 4.839%, VAR LIBOR+2.500%, 11/07/24	993	945

Callaway/Jack Wolfskin, Term Loan B, 1st Lien 0.000%, 12/17/25 (F)	952	941

Mister Car Wash Holdings, Inc., Term Loan, 1st Lien 5.745%, VAR LIBOR+3.250%, 08/20/21	742	726

Trugreen Limited Partnership, Initial Incremental Term Loan 6.421%, VAR LIBOR+4.000%, 04/13/23	489	483

		3,095

Description	Face Amount (000)	Value (000)

Securities & Trusts — 0.2%

AssuredPartners, Inc., 2017 September Refinancing Term Loan 5.595%, VAR LIBOR+3.250%, 10/22/24	$1,239	$1,167

Compass Group Diversified Holdings LLC, Term Loan 4.845%, VAR LIBOR+2.500%, 04/04/25	640	621

Lions Gate Capital Holdings LLC, Term B Loan 4.772%, VAR LIBOR+2.250%, 03/24/25	744	715

RPI Finance Trust, Initial Term Loan B-6, 1st Lien 4.522%, VAR LIBOR+2.000%, 03/27/23	712	687

		3,190

Semiconductor Equipment — 0.1%

Cohu, Inc., Initial Term B Loan, 1st Lien 5.396%, 09/19/25	1,164	1,117

Shipping & Ship Building — 0.1%

AI Mistral Holdco Limited, Initial Term Loan, 1st Lien 5.345%, VAR LIBOR+3.000%, 01/17/24	737	691

Hornblower Sub, LLC (American Queen Sub, LLC), Term Loan 7.303%, 03/28/25 (A)	549	527

International Seaways Operating Corporation, Term Loan, 1st Lien 8.530%, VAR LIBOR+5.500%, 05/30/22	584	573

Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Initial Term Loan 7.780%, VAR LIBOR+5.000%, 09/04/20	913	902

		2,693

Steel — 0.1%

Zekelman Industries (fka JMC Steel Group), Term Loan, 1st Lien 4.862%, VAR LIBOR+2.250%, 06/14/21	1,305	1,258

Trading Companies & Distributors — 0.0%

Fastener Acquisition, Inc., Initial Term Loan, 1st Lien 6.636%, 03/21/25	219	206

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
6.595%, 03/21/25	$165	$155

SouthernCarlson Inc., Term Loan, 2nd Lien 11.136%, 03/23/26	231	214

		575

Transportation — 0.1%

Agro Merchants North America Holdings, Inc., Effective Date Loan, 1st Lien 6.136%, VAR LIBOR+3.750%, 11/15/24	990	948

XPO Logistics, Term Loan B 4.509%, VAR LIBOR+2.000%, 02/24/25	1,046	997

		1,945

Waste Management — 0.1%

GFL Environmental Inc., Effective Date Incremental Term Loan, 1st Lien 5.522%, 05/30/25 (A)	806	750
5.386%, 05/30/25	426	396

		1,146

Total Loan Participations (Cost $198,034) (000)		189,247

SOVEREIGN DEBT — 8.5%

1MDB Global Investments 4.400%, 03/09/23	5,400	4,834

African Development Bank 3.000%, 09/20/23	100	101
2.625%, 03/22/21	125	125
2.125%, 11/16/22	50	49
1.375%, 02/12/20	100	99

Angolan Government International Bond 9.500%, 11/12/25 (B)	1,490	1,564
9.375%, 05/08/48 (B)	2,070	1,936
8.250%, 05/09/28 (B)	1,260	1,185

Argentine Republic Government International Bond 8.280%, 12/31/33	2,676	2,088
7.625%, 04/22/46	690	500
7.500%, 04/22/26	4,185	3,353
7.125%, 07/06/36 (B)	560	401
7.125%, 06/28/17	420	300
6.875%, 01/11/48	1,090	759
5.625%, 01/26/22	1,150	970
3.750%, 3.750%, 03/31/19 12/31/38 (G)	2,392	1,311

Armenia International Bond 7.150%, 03/26/25 (B)	2,215	2,322
6.000%, 09/30/20 (B)	676	682

Asian Development Bank 3.125%, 09/26/28	150	153
2.875%, 11/27/20	150	151
2.750%, 03/17/23	235	236
2.750%, 01/19/28	200	198

Description	Face Amount (000)(1)	Value (000)
2.375%, 08/10/27	100	$96
2.000%, 01/22/25	100	96
1.750%, 06/08/21	200	196
1.625%, 08/26/20	100	98
1.625%, 03/16/21	200	196

Bahrain Government International Bond 6.750%, 09/20/29 (B)	1,060	1,037

Banco del Estado de Chile 2.668%, 01/08/21 (B)	1,877	1,835

Banco Nacional de Costa Rica 5.875%, 04/25/21 (B)	300	288

Bolivian Government International Bond 4.500%, 03/20/28 (B)	595	509

Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/27 (BRL)	7,300	1,969

Brazilian Government International Bond 6.000%, 04/07/26	200	214
5.625%, 01/07/41	370	355
5.625%, 02/21/47	1,070	1,010
4.875%, 01/22/21	365	373

Canada Government International Bond 2.000%, 11/15/22	100	98

Chile Government International Bond 3.240%, 02/06/28	200	192
3.125%, 01/21/26	107	103

Colombia Government International Bond 7.375%, 09/18/37	1,345	1,627
6.125%, 01/18/41	975	1,053
5.000%, 06/15/45	1,343	1,278
4.500%, 03/15/29	3,427	3,388
4.375%, 07/12/21	200	203
4.000%, 02/26/24	200	198
3.875%, 04/25/27	770	735

Council of Europe Development Bank 2.625%, 02/13/23	30	30

Dominican Republic International Bond 7.450%, 04/30/44 (B)	1,205	1,253
6.875%, 01/29/26 (B)	1,995	2,092
6.850%, 01/27/45 (B)	250	246
6.600%, 01/28/24 (B)	400	417
6.500%, 02/15/48 (B)	1,165	1,101
6.000%, 07/19/28 (B)	790	788
5.950%, 01/25/27 (B)	1,415	1,410
5.500%, 01/27/25 (B)	365	362

Ecuador Government International Bond 10.750%, 03/28/22 (B)	790	797
9.650%, 12/13/26 (B)	1,125	1,024

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
8.875%, 10/23/27 (B)	$700	$602
8.750%, 06/02/23 (B)	640	597
7.950%, 06/20/24 (B)	1,770	1,557
7.950%, 06/20/24	210	185
7.875%, 01/23/28 (B)	2,940	2,389

Egypt Government International Bond 8.500%, 01/31/47 (B)	500	451
7.903%, 02/21/48 (B)	1,400	1,204
7.500%, 01/31/27 (B)	1,685	1,605
5.577%, 02/21/23 (B)	360	341

El Salvador Government International Bond 7.650%, 06/15/35 (B)	2,370	2,241

European Bank for Reconstruction & Development 1.500%, 03/16/20	200	198
1.125%, 08/24/20	200	195

European Investment Bank 3.250%, 01/29/24	250	256
3.125%, 12/14/23	150	153
2.875%, 12/15/21	200	202
2.875%, 08/15/23	150	151
2.500%, 03/15/23	295	293
2.375%, 05/13/21	250	249
2.375%, 05/24/27	250	240
2.250%, 03/15/22	150	148
2.125%, 10/15/21	200	197
2.125%, 04/13/26	100	96
2.000%, 12/15/22	150	146
1.375%, 06/15/20	150	147
1.375%, 09/15/21	100	97

Export Credit Bank of Turkey 5.875%, 04/24/19 (B)	200	199

Export Development Canada 2.500%, 01/24/23	100	99
2.000%, 05/17/22	200	196

Export-Import Bank of Korea 2.875%, 01/21/25	200	191
2.500%, 05/10/21	200	196

Financiera de Desarrollo 4.750%, 07/15/25 (B)	950	943

Gabon Government International Bond 6.375%, 12/12/24 (B)	815	731

Georgia Government International Bond 6.875%, 04/12/21 (B)	1,660	1,740

Ghana Government International Bond 10.750%, 10/14/30 (B)	2,170	2,453
8.627%, 06/16/49 (B)	980	853
7.875%, 08/07/23 (B)	780	762
7.625%, 05/16/29 (B)	710	636

Guatemala Government Bond 4.875%, 02/13/28 (B)	1,150	1,089
4.500%, 05/03/26 (B)	710	666

Description	Face Amount (000)	Value (000)

Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	$200	$199

Honduras Government International Bond 8.750%, 12/16/20 (B)	670	712
7.500%, 03/15/24 (B)	1,270	1,332
6.250%, 01/19/27 (B)	330	326

Hungary Government International Bond 5.750%, 11/22/23	1,056	1,141

Indonesia Government International Bond 8.500%, 10/12/35 (B)	970	1,305
8.500%, 10/12/35	260	350
4.450%, 02/11/24	200	201
4.350%, 01/11/48	200	182
3.700%, 01/08/22 (B)	210	208

Inter-American Development Bank 3.125%, 09/18/28	150	153
2.625%, 04/19/21	265	265
2.500%, 01/18/23	150	149
2.375%, 07/07/27	100	96
2.125%, 11/09/20	250	248
2.125%, 01/15/25	125	121
1.875%, 03/15/21	150	148
1.750%, 04/14/22	150	146
1.750%, 09/14/22	100	97
1.625%, 05/12/20	150	148

International Bank for Reconstruction & Development 3.000%, 09/27/23	250	255
2.750%, 07/23/21	250	251
2.500%, 11/25/24	300	297
2.500%, 07/29/25	150	148
2.250%, 06/24/21	50	50
2.125%, 12/13/21	200	197
2.125%, 02/13/23	100	98
2.000%, 01/26/22	200	197
1.875%, 04/21/20	200	198
1.625%, 03/09/21	150	147
1.375%, 09/20/21	300	290

International Finance 2.875%, 07/31/23	95	96
2.000%, 10/24/22	50	49
1.625%, 07/16/20	100	99
1.125%, 07/20/21	100	96

Iraq International Bond 5.800%, 01/15/28 (B)	1,225	1,095

Israel Government International Bond 3.150%, 06/30/23	200	199

Ivory Coast Government International Bond 6.125%, 06/15/33	1,010	837
5.750%, 12/31/32 (B)	1,542	1,359

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)
5.375%, 07/23/24 (B)	$1,095	$1,004

Japan Bank for International Cooperation 3.375%, 10/31/23	200	204
3.250%, 07/20/23	200	203
2.500%, 06/01/22	200	197
2.375%, 04/20/26	200	191
2.250%, 11/04/26	200	188
2.125%, 07/21/20	200	198

Jordan Government International Bond 7.375%, 10/10/47 (B)	1,110	983

Kenya Government International Bond 8.250%, 02/28/48 (B)	1,585	1,348
7.250%, 02/28/28 (B)	390	348
6.875%, 06/24/24 (B)	1,485	1,394

Korea Development Bank 2.500%, 01/13/21	200	198

Korea International Bond 2.750%, 01/19/27	200	192

Kreditanstalt fuer Wiederaufbau 3.125%, 12/15/21	150	152
2.875%, 04/03/28	90	90
2.750%, 07/15/20	200	200
2.625%, 04/12/21	100	100
2.375%, 12/29/22	280	277
2.125%, 03/07/22	150	148
1.750%, 03/31/20	500	495
1.750%, 09/15/21	200	196
1.625%, 05/29/20	250	246

Landwirtschaftliche Rentenbank 3.125%, 11/14/23	150	153
2.500%, 11/15/27	150	146

Lebanon Government International Bond 6.750%, 11/29/27	375	293
6.650%, 11/03/28	246	189
6.600%, 11/27/26	527	414
6.200%, 02/26/25	697	557

Mexico Government International Bond 5.550%, 01/21/45	500	505
4.600%, 02/10/48	579	514
4.350%, 01/15/47	200	171
4.150%, 03/28/27	975	943
4.125%, 01/21/26	200	196
3.750%, 01/11/28	200	187

Mongolia Government International Bond 10.875%, 04/06/21 (B)	2,460	2,700
8.750%, 03/09/24 (B)	200	214
5.625%, 05/01/23 (B)	745	704
5.125%, 12/05/22	490	459

Nigeria Government International Bond 7.875%, 02/16/32 (B)	970	879

Description	Face Amount (000)(1)	Value (000)
7.696%, 02/23/38 (B)	960	$837
7.625%, 11/21/25 (B)	820	791
7.625%, 11/28/47 (B)	570	479
7.143%, 02/23/30 (B)	720	636
6.750%, 01/28/21 (B)	220	222
6.500%, 11/28/27 (B)	1,450	1,280

Nordic Investment Bank 1.500%, 09/29/20	200	196

Oesterreichische Kontrollbank 3.125%, 11/07/23	100	102
2.875%, 03/13/23	50	50
1.875%, 01/20/21	150	148

Oman Government International Bond 6.750%, 01/17/48 (B)	1,400	1,155
6.500%, 03/08/47 (B)	795	640
5.625%, 01/17/28 (B)	590	519
5.375%, 03/08/27 (B)	775	678
4.750%, 06/15/26 (B)	465	402

Oman Sovereign Sukuk SAOC 4.397%, 06/01/24 (B)	620	557

Panama Government International Bond 9.375%, 04/01/29	535	746
6.700%, 01/26/36	1,335	1,629
5.200%, 01/30/20	100	102
4.500%, 05/15/47	200	194
3.875%, 03/17/28	200	197

Peru Government Bond 6.150%, 08/12/32 (PEN) (B)	2,320	698
5.940%, 02/12/29 (PEN) (B)	1,390	418

Perusahaan Penerbit SBSN Indonesia III 4.400%, 03/01/28 (B)	440	430
4.150%, 03/29/27 (B)	890	855

Peruvian Government International Bond 8.750%, 11/21/33	1,372	2,020
7.350%, 07/21/25	100	122
6.950%, 08/12/31 (PEN) (B)	1,790	577
6.550%, 03/14/37	1,015	1,281
5.625%, 11/18/50	150	176

Philippine Government International Bond 7.750%, 01/14/31	209	282
5.500%, 03/30/26	200	222
4.200%, 01/21/24	200	206
3.700%, 02/02/42	300	284

Poland Government International Bond 4.000%, 01/22/24	125	128
3.000%, 03/17/23	150	148

Province of Alberta Canada 3.300%, 03/15/28	200	202
2.200%, 07/26/22	100	98

Province of British Columbia Canada 2.000%, 10/23/22	100	97

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)(1)	Value (000)

Province of Manitoba Canada 2.125%, 06/22/26	500	$467
2.050%, 11/30/20	150	148

Province of New Brunswick Canada 3.625%, 02/24/28	100	103

Province of Ontario Canada 2.500%, 04/27/26	500	483
2.450%, 06/29/22	200	197
1.875%, 05/21/20	150	148

Province of Quebec Canada 2.875%, 10/16/24	100	100
2.625%, 02/13/23	200	198
2.500%, 04/20/26	600	581

Provincia de Buenos Aires 7.875%, 06/15/27 (B)	495	356
6.500%, 02/15/23 (B)	300	242

Provincia de Cordoba 7.125%, 06/10/21 (B)	970	854

Qatar Government International Bond 5.103%, 04/23/48 (B)	971	1,020
4.500%, 04/23/28 (B)	1,673	1,746
3.875%, 04/23/23 (B)	6,072	6,141

Republic of Belarus International Bond 7.625%, 06/29/27 (B)	915	936
6.875%, 02/28/23 (B)	1,350	1,375

Republic of Italy Government International Bond 5.375%, 06/15/33	300	313

Republic of South Africa Government International Bond 5.875%, 09/16/25	625	633
5.875%, 06/22/30	400	390
4.300%, 10/12/28	2,415	2,150

Russian Federal Bond - OFZ 8.150%, 02/03/27 (RUB)	64,500	907

Russian Foreign Bond - Eurobond 5.250%, 06/23/47 (B)	1,600	1,492
4.750%, 05/27/26	1,200	1,188

Saudi Government International Bond 4.500%, 04/17/30 (B)	785	780

Senegal Government International Bond 8.750%, 05/13/21 (B)	376	399
6.750%, 03/13/48 (B)	385	318
6.250%, 05/23/33 (B)	735	632

Sri Lanka Government International Bond 6.850%, 11/03/25 (B)	1,400	1,310
6.825%, 07/18/26 (B)	570	526
6.750%, 04/18/28 (B)	360	327

Description	Face Amount (000)(1)	Value (000)
6.250%, 07/27/21 (B)	395	$380
6.200%, 05/11/27 (B)	2,040	1,796
5.875%, 07/25/22 (B)	1,030	963
5.750%, 04/18/23 (B)	1,010	929

Turkey Government International Bond 7.375%, 02/05/25	716	738
7.250%, 12/23/23	960	985
6.000%, 03/25/27	1,645	1,547
5.625%, 03/30/21	1,450	1,450
4.250%, 04/14/26	870	749

Ukraine Government AID Bonds 1.471%, 09/29/21	200	193

Ukraine Government International Bond 8.994%, 02/01/24 (B)	700	652
7.750%, 09/01/21 (B)	214	201
7.750%, 09/01/22 (B)	2,089	1,914
7.750%, 09/01/23 (B)	744	669
7.750%, 09/01/24 (B)	394	346
7.750%, 09/01/25 (B)	1,024	887
7.750%, 09/01/27 (B)	215	181
7.375%, 09/25/32 (B)	1,510	1,198
3.069%, 05/31/40 (A)(B)	314	181

Uruguay Government International Bond 9.875%, 06/20/22 (UYU) (B)	5,900	180
8.500%, 03/15/28 (UYU) (B)	3,940	103
5.100%, 06/18/50	1,536	1,507
4.975%, 04/20/55	1,100	1,046
4.500%, 08/14/24	100	102

Venezuela Government International Bond 7.750%, 10/13/19 (D)	705	160
7.650%, 04/21/25 (D)	362	82
7.000%, 03/31/38 (D)	422	95

Zambia Government International Bond 8.970%, 07/30/27 (B)	750	559
8.500%, 04/14/24 (B)	405	302
5.375%, 09/20/22 (B)	680	486

Total Sovereign Debt (Cost $183,499) (000)		172,784

ASSET-BACKED SECURITIES — 5.3%

Automotive — 3.1%

American Credit Acceptance Receivables Trust, Ser 2018-2, Cl A 2.940%, 01/10/22 (B)	1,062	1,060

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl A 2.920%, 08/12/21 (B)	2,318	2,315

American Credit Acceptance Receivables Trust, Ser 2018-3, Cl B 3.490%, 06/13/22 (B)	413	414

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Americredit Automobile Receivables Trust, Ser 2018-1, Cl A2A 2.710%, 07/19/21	$1,530	$1,527

Americredit Automobile Receivables Trust, Ser 2018-2, Cl B 3.450%, 06/18/24	2,063	2,074

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl A2A 1.830%, 05/18/21	1,671	1,665

AmeriCredit Automobile Receivables Trust, Ser 2017-4, Cl B 2.360%, 12/19/22	1,319	1,302

Bank of The West Auto Trust, Ser 2018-1, Cl A4 3.590%, 12/15/23 (B)	3,451	3,508

BMW Floorplan Master Owner Trust, Ser 2018-1, Cl A2 2.775%, VAR ICE LIBOR USD 1 Month+0.320%, 05/15/23 (B)	1,721	1,721

Capital Auto Receivables Asset Trust, Ser 2017-1, Cl A2 1.760%, 06/22/20 (B)	412	412

Carmax Auto Owner Trust, Ser 2018-4, Cl A4 3.480%, 02/15/24	2,207	2,252

CarMax Auto Owner Trust, Ser 2016-4, Cl A4 1.600%, 06/15/22	250	244

CarMax Auto Owner Trust, Ser 2017-3, Cl A2A 1.640%, 09/15/20	720	718

CarMax Auto Owner Trust, Ser 2018-2, Cl A4 3.160%, 07/17/23	731	735

CarMax Auto Owner Trust, Ser 2018-3, Cl A4 3.270%, 03/15/24	1,186	1,198

CPS Auto Receivables Trust, Ser 2017-C, Cl A 1.780%, 09/15/20 (B)	145	145

CPS Auto Receivables Trust, Ser 2018-A, Cl A 2.160%, 05/17/21 (B)	899	896

CPS Auto Receivables Trust, Ser 2018-D, Cl A 3.060%, 01/18/22 (B)	2,959	2,956

Credit Acceptance Auto Loan Trust, Ser 2018-1A, Cl A 3.010%, 02/16/27 (B)	1,099	1,091

Description	Face Amount (000)	Value (000)

Credit Acceptance Auto Loan Trust, Ser 2018-3A, Cl A 3.550%, 08/15/27 (B)	$835	$841

Drive Auto Receivables Trust, Ser 2017-2, Cl B 2.250%, 06/15/21	330	329

Drive Auto Receivables Trust, Ser 2017-3, Cl B 2.300%, 05/17/21	753	752

Drive Auto Receivables Trust, Ser 2018-1, Cl B 2.880%, 02/15/22	1,193	1,192

Drive Auto Receivables Trust, Ser 2018-4, Cl A2A 2.780%, 10/15/20	1,892	1,890

Drive Auto Receivables Trust, Ser 2018-4, Cl B 3.360%, 10/17/22	1,818	1,814

Drive Auto Receivables Trust, Ser 2018-4, Cl D 4.090%, 01/15/26	100	101

DT Auto Owner Trust, Ser 2017-4A, Cl A 1.850%, 08/17/20 (B)	254	254

DT Auto Owner Trust, Ser 2018-2A, Cl B 3.430%, 05/16/22 (B)	1,913	1,913

DT Auto Owner Trust, Ser 2018-3A, Cl A 3.020%, 02/15/22 (B)	3,470	3,460

Exeter Automobile Receivables Trust, Ser 2018-1A, Cl A 2.210%, 05/17/21 (B)	613	612

Exeter Automobile Receivables Trust, Ser 2018-3A, Cl A 2.900%, 01/18/22 (B)	1,301	1,299

First Investors Auto Owner Trust, Ser 2018-1A, Cl A1 2.840%, 05/16/22 (B)	805	803

Flagship Credit Auto Trust, Ser 2015-3, Cl A 2.380%, 10/15/20 (B)	19	19

Ford Credit Auto Owner Trust, Ser 2017-B, Cl A2A 1.490%, 05/15/20	584	582

Ford Credit Auto Owner Trust, Ser 2017-B, Cl A3 1.690%, 11/15/21	145	143

Ford Credit Auto Owner Trust, Ser 2017-C, Cl A3 2.010%, 03/15/22	1,197	1,183

Ford Credit Auto Owner Trust, Ser 2018-B, Cl A4 3.380%, 03/15/24	2,268	2,298

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

GM Financial Automobile Leasing Trust, Ser 2018-2, Cl A3 3.060%, 06/21/21	$100	$100

GM Financial Consumer Automobile, Ser 2017-1A, Cl A3 1.780%, 10/18/21 (B)	2,314	2,293

GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl A3 2.320%, 07/18/22	1,130	1,118

GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A4 3.320%, 06/17/24	2,756	2,782

Honda Auto Receivables Owner Trust, Ser 2017-4, Cl A3 2.050%, 11/22/21	1,202	1,190

Honda Auto Receivables Owner Trust, Ser 2018-1, Cl A3 2.640%, 02/15/22	180	179

Hyundai Auto Receivables Trust, Ser 2018-B, Cl A4 3.290%, 01/15/25	1,766	1,784

Nissan Auto Receivables Owner Trust, Ser 2018-B, Cl A3 3.060%, 03/15/23	30	30

Nissan Auto Receivables Owner Trust, Ser 2018-C, Cl A4
3.270%, 06/16/25	2,080	2,106

Santander Drive Auto Receivables Trust, Ser 2018-1, Cl D 3.320%, 03/15/24	85	84

Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C 3.560%, 07/15/24	865	872

Toyota Auto Receivables Owner Trust, Ser 2017-D, Cl A3 1.930%, 01/18/22	225	222

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3 3.330%, 04/15/24	5,000	5,058

		63,536

Credit Card — 1.5%

American Express Credit Account Master Trust, Ser 2017-1, Cl A 1.930%, 09/15/22	3,149	3,112

American Express Credit Account Master Trust, Ser 2017-6, Cl A 2.040%, 05/15/23	4,274	4,208

Description	Face Amount (000)	Value (000)

American Express Credit Account Master Trust, Ser 2018-9, Cl A 2.835%, VAR ICE LIBOR USD 1 Month+0.380%, 04/15/26	$1,307	$1,298

BA Credit Card Trust, Ser 2017-A1, Cl A1 1.950%, 08/15/22	2,303	2,275

Capital One Multi-Asset Execution Trust, Ser 2017-A1, Cl A1 2.000%, 01/17/23	2,123	2,100

Capital One Multi-Asset Execution Trust, Ser 2017-A4, Cl A4 1.990%, 07/17/23	1,427	1,405

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5 3.035%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	1,924	1,927

Chase Issuance Trust, Ser 2018-A1, Cl A1 2.655%, VAR ICE LIBOR USD 1 Month+0.200%, 04/17/23	2,070	2,064

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	200	200

Citibank Credit Card Issuance Trust, Ser 2017-A2, Cl A2 1.740%, 01/19/21	5,296	5,293

Citibank Credit Card Issuance Trust, Ser 2017-A7, Cl A7 2.757%, VAR ICE LIBOR USD 1 Month+0.370%, 08/08/24	2,742	2,733

Citibank Credit Card Issuance Trust, Ser 2017-A8, Cl A8 1.860%, 08/08/22	250	246

Citibank Credit Card Issuance Trust, Ser 2018-A2, Cl A2
2.800%, VAR ICE LIBOR USD 1 Month+0.330%, 01/20/25	2,078	2,066

Discover Card Execution Note Trust, Ser 2017-A7, Cl A7 2.815%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	2,209	2,199

Discover Card Execution Note Trust, Ser 2018-A5, Cl A5 3.320%, 03/15/24	65	66

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Synchrony Credit Card Master Note Trust, Ser 2018-2, Cl A 3.470%, 05/15/26	$200	$202

		31,394

Other Asset-Backed Securities — 0.7%

BANK, Ser 2018-BN15, Cl A4 4.407%, 11/15/61	50	53

Bayview Opportunity Master Fund IIIa Trust, Ser 2017-RN8, Cl A1 3.352%, 11/28/32 (B)	313	312

Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN1, Cl A1 3.278%, 01/28/33 (B)	127	127

Bayview Opportunity Master Fund IVa Trust, Ser 2018-RN3, Cl A1 3.672%, 03/28/33 (B)	70	70

Bayview Opportunity Master Fund Trust, Ser 2018-RN8, Cl A1 4.066%, 09/28/33 (B)	862	862

CLUB Credit Trust, Ser 2018-P3, Cl A 3.820%, 01/15/26 (B)	2,526	2,524

Ford Credit Floorplan Master Owner Trust, Ser 2017-3, Cl A 2.480%, 09/15/24	150	147

GCAT, Ser 2017-2, Cl A1 3.500%, 04/25/47 (B)	322	319

GCAT, Ser 2018-1, Cl A1 3.844%, 06/25/48 (B)	556	552

NYMT Residential, Ser 2016-RP1A, Cl A 4.000%, 03/25/21 (B)	23	23

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL1, Cl A1 3.000%, 06/25/57 (B)	736	721

Oak Hill Advisors Residential Loan Trust, Ser 2017-NPL2, Cl A1 3.000%, 07/25/57 (B)	998	976

VOLT LXVIII, Ser 2018-NPL4, Cl A1A 4.336%, 07/27/48 (B)	1,246	1,246

VOLT LXX, Ser 2018-NPL6, Cl A1A 4.115%, 09/25/48 (B)	2,273	2,270

VOLT LXXI, Ser 2018-NPL7, Cl A1A 3.967%, 09/25/48 (B)	1,820	1,810

Description	Face Amount (000)	Value (000)

VOLT LXXII, Ser 2018-NPL8, Cl A1A 4.213%, 10/26/48 (B)	$1,889	$1,885

		13,897

Total Asset-Backed Securities (Cost $108,905) (000)		108,827

MUNICIPAL BONDS — 0.4%

Bay Area, Toll Authority RB 6.263%, 04/01/49	200	272

California State GO 4.600%, 04/01/38	315	325
4.500%, 04/01/33	25	26
3.500%, 04/01/28	25	25
3.375%, 04/01/25	20	20
2.800%, 04/01/21	15	15

California State, Department of Water Resources, Power Supply Revenue RB 2.000%, 05/01/22	100	97

Chicago, O’Hare International Airport RB 4.572%, 01/01/54	150	153
4.472%, 01/01/49	50	51

Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	150	150

Houston GO 3.961%, 03/01/47	150	148

Illinois State GO 5.100%, 06/01/33	2,990	2,851

New Jersey State, Transportation Trust Fund Authority RB 6.561%, 12/15/40	470	576
5.754%, 12/15/28	1,365	1,482

New York State, Dormitory Authority RB 4.946%, 08/01/48	100	102

Pennsylvania State, Commonwealth Financing Authority RB 3.864%, 06/01/38	150	148

Port Authority of New York & New Jersey RB 4.031%, 09/01/48	150	150

Sales Tax Securitization RB 3.820%, 01/01/48	100	91

South Carolina State, Public Service Authority RB 2.388%, 12/01/23	100	95

Texas State, Permanent University Fund - Texas A&M University System RB 3.660%, 07/01/47	100	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

University of California RB 4.858%, 05/15/12	$200	$210

University of Texas, Taxable Financing System RB 3.354%, 08/15/47	250	226

Wisconsin State RB 3.154%, 05/01/27	200	197

Total Municipal Bonds (Cost $7,588) (000)		7,506

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%

FFCB 1.680%, 10/13/20	100	99
1.550%, 05/08/20	200	197
FHLB 3.250%, 06/09/28 - 11/16/28	405	409
3.000%, 10/12/21	400	405
2.950%, 09/17/21	150	150
2.750%, 12/13/24	300	298
2.625%, 05/28/20	250	250
2.300%, 07/19/22	200	197
2.260%, 10/04/22	150	148
2.200%, 01/29/21	155	154
2.160%, 08/17/22	100	98
2.150%, 02/14/20 - 09/26/22	500	495
1.875%, 11/29/21	150	147

Tennessee Valley Authority 5.250%, 09/15/39	200	251
2.875%, 02/01/27	250	247

Total U.S. Government Agency Obligations (Cost $3,558) (000)		3,545

	Shares
PREFERRED STOCK — 0.0%

PES Energy (H)	26,609	146

Total Preferred Stock (Cost $239) (000)		146

SHORT-TERM INVESTMENT — 2.7%

State Street Institutional Treasury Money Market Fund, Cl Premier, 2.240% (I)	55,575,202	55,575

Total Short-Term Investment (Cost $55,575) (000)		55,575

Total Investments In Securities — 103.3% (Cost $2,139,088) (000)		$2,106,660

Percentages are based on net assets of $2,038,900 (000).

A list of the open futures contracts held by the Fund at December 31, 2018, is as follows (000):

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. Ultra Long Treasury Bond	(17)	Mar-2019	$(2,586)	$(2,731)	$(145)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	01/09/19	USD	1,187	KZT	448,400	$(15)
BNP Paribas	01/16/19	USD	977	ZAR	13,590	(34)
HSBC	01/16/19	USD	628	ZAR	9,240	13
HSBC	01/16/19	ZAR	9,240	USD	623	(18)
BNP Paribas	02/13/19	USD	1,469	CLP	995,000	(34)
State Street	02/15/19	BRL	3,656	USD	940	—
State Street	02/15/19	USD	280	BRL	1,052	(10)
Barclays PLC	03/04/19	USD	217	IDR	3,145,000	(1)
Barclays PLC	03/14/19	MXN	2,400	USD	118	(3)
Barclays PLC	03/19/19	USD	638	INR	46,180	20
HSBC	03/20/19	USD	1,474	COP	4,725,000	(24)
Barclays PLC	03/21/19	USD	495	PLN	1,866	5

						$(101)

(1)	In U.S. dollars unless otherwise indicated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at December 31, 2018 was $243,607 (000) and represents 12.0% of Net Assets.

(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Security in default on interest payments.
(E)	Credit-linked note.
(F)	Unsettled bank loan. Interest rate not available.
(G)	Step Bonds — Represents the current rate, the step rate, the step date and the final maturity date.
(H)	There is currently no rate available.
(I)	The rate reported is the 7-day effective yield as of December 31, 2018.

AID — Agency for International Development

ARS — Argentine Peso

BRL — Brazilian Real

Cl — Class

CLP — Chilean Peso

COP — Colombian Peso

EGP — Egyptian Pound

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GEL — Georgian Lari

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

KP Fixed Income Fund

INR — Indian Rupee

JSC — Joint Stock Company

KZT — Kazakhstan Tenge

LIBOR — London Interbank Offered Rate

LKR — Sri Lanka Rupee

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MXN — Mexican Peso

NGN — Nigerian Naira

PEN — Peruvian Sol

PIK — Payment-in-Kind

PJSC — Public Joint Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

RUB — Russian Ruble

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2018, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$535,371	$—	$535,371
Mortgage-Backed Securities	—	530,611	—	530,611
Corporate Obligations	—	503,048	—	503,048
Loan Participations	—	189,247	—	189,247
Sovereign Debt	—	172,784	—	172,784
Asset-Backed Securities	—	108,827	—	108,827
Municipal Bonds	—	7,506	—	7,506
U.S. Government Agency Obligations	—	3,545	—	3,545
Preferred Stock	—	146	—	146
Short-Term Investment	55,575	—	—	55,575

Total Investments in Securities	$55,575	$2,051,085	$—	$2,106,660

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(145)	$—	$—	$(145)
Forward Currency Contracts**
Unrealized Appreciation	—	38	—	38
Unrealized Depreciation	—	(139)	—	(139)

Total Other Financial Instruments	$(145)	$(101)	$—	$(246)

^

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

**	Futures contracts and Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the year ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended December 31, 2018, securities with the total market value of $105 (000) were transferred between Level 3 and Level 2. Changes in the classification between Level 2 and Level 3 are due to the availability of observable inputs to determine value. All transfers, if any, are recognized by the Fund at the end of the year.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$338,736	$758,566	$987,382	$1,019,414
Unaffiliated Investments at Cost	134,290	259,776	261,906	191,644

Affiliated Investments at Fair Value	$324,958	$725,803	$943,319	$969,436
Unaffiliated Investments at Fair Value	130,403	251,209	251,713	182,786
Receivable for Investment Securities Sold	262	—	—	—
Receivable for Capital Shares Sold	—	940	853	2,483
Prepaid Expenses	12	26	33	32

Total Assets	455,635	977,978	1,195,918	1,154,737

Liabilities:
Payable for Capital Shares Redeemed	262	—	—	—
Payable due to Administrator	10	21	26	25
Payable due to Adviser	5	9	9	7
Chief Compliance Officer Fees Payable	1	2	2	2
Payable for Investment Securities Purchased	—	938	851	2,481
Other Accrued Expenses	22	55	70	69

Total Liabilities	300	1,025	958	2,584

Net Assets	$455,335	$976,953	$1,194,960	$1,152,153

NET ASSETS:
Paid-in Capital	$466,729	$999,146	$1,217,650	$1,173,313
Total Distributable Loss	(11,394)	(22,193)	(22,690)	(21,160)

Net Assets	$455,335	$976,953	$1,194,960	$1,152,153

Institutional Class Shares:
Net Assets	$455,335	$976,953	$1,194,960	$1,152,153
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	47,386,595	98,730,023	118,679,256	113,669,666
Net Asset Value, Offering and Redemption Price Per Share*	$9.61	$9.90	$10.07	$10.14

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$1,182,597	$1,116,755	$876,464
Unaffiliated Investments at Cost	147,838	93,969	56,001

Affiliated Investments at Fair Value	$1,122,907	$1,058,174	$821,107
Unaffiliated Investments at Fair Value	139,643	87,897	52,355
Receivable for Capital Shares Sold	2,328	2,283	2,493
Prepaid Expenses	36	33	25

Total Assets	1,264,914	1,148,387	875,980

Liabilities:
Payable for Investment Securities Purchased	2,325	2,282	2,492
Payable due to Administrator	27	25	19
Payable due to Adviser	5	3	2
Chief Compliance Officer Fees Payable	2	2	2
Other Accrued Expenses	77	68	53

Total Liabilities	2,436	2,380	2,568

Net Assets	$1,262,478	$1,146,007	$873,412

NET ASSETS:
Paid-in Capital	$1,282,154	$1,162,050	$893,379
Total Distributable Loss	(19,676)	(16,043)	(19,967)

Net Assets	$1,262,478	$1,146,007	$873,412

Institutional Class Shares:
Net Assets	$1,262,478	$1,146,007	$873,412
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	123,761,111	111,849,624	85,019,011
Net Asset Value, Offering and Redemption Price Per Share*	$10.20	$10.25	$10.27

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$527,430	$175,615	$37,309
Unaffiliated Investments at Cost	29,525	9,605	1,964

Affiliated Investments at Fair Value	$485,076	$157,124	$32,072
Unaffiliated Investments at Fair Value	27,488	8,888	1,818
Receivable for Capital Shares Sold	2,257	1,175	215
Prepaid Expenses	15	5	1

Total Assets	514,836	167,192	34,106

Liabilities:
Payable for Investment Securities Purchased	2,256	1,175	215
Payable due to Administrator	11	4	1
Payable due to Adviser	1	—	—
Chief Compliance Officer Fees Payable	1	—	—
Other Accrued Expenses	35	13	2

Total Liabilities	2,304	1,192	218

Net Assets	$512,532	$166,000	$33,888

NET ASSETS:
Paid-in Capital	$533,216	$177,355	$37,634
Total Distributable Loss	(20,684)	(11,355)	(3,746)

Net Assets	$512,532	$166,000	$33,888

Institutional Class Shares:
Net Assets	$512,532	$166,000	$33,888
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	49,426,332	15,913,336	3,328,873
Net Asset Value, Offering and Redemption Price Per Share*	$10.37	$10.43	$10.18

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Assets:
Investments at Cost	$2,220,815	$1,083,360	$1,664,558	$2,139,088
Cost of Foreign Currency	—	—	6,452	188

Investments at Fair Value	$2,341,821	$1,002,545	$1,575,452	$2,106,660
Cash	63	33	41	2,630
Foreign Currency at Value	—	—	6,555	188
Receivable for Investment Securities Sold	16,565	5,129	210	48,195
Receivable for Capital Shares Sold	5,219	1,692	3,693	3,302
Dividends and Interest Receivable	2,511	921	2,566	13,815
Cash Collateral for Futures Contracts	703	115	1,826	65
Reclaims Receivable	225	8	2,537	37
Variation Margin Receivable	105	11	18	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	38
Prepaid Expenses	17	10	11	13

Total Assets	2,367,229	1,010,464	1,592,909	2,174,943

Liabilities:
Payable for Investment Securities Purchased	14,282	2,924	286	135,030
Payable due to Sub-Advisers	404	361	409	300
Payable due to Adviser	88	38	59	75
Payable due to Administrator	75	33	50	64
Payable for Capital Shares Redeemed	50	9	20	157
Chief Compliance Officer Fees Payable	1	—	1	1
Variation Margin Payable	—	—	—	10
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	—	1
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	139
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	283	—
TBA Collateral Due to Broker	—	—	—	4
Other Accrued Expenses	177	121	584	262

Total Liabilities	15,077	3,486	1,692	136,043

Net Assets	$2,352,152	$1,006,978	$1,591,217	$2,038,900

NET ASSETS:
Paid-in Capital	$2,243,407	$1,104,412	$1,714,204	$2,097,690
Total Distributable Earnings (Loss)	108,745	(97,434)	(122,987)	(58,790)

Net Assets	$2,352,152	$1,006,978	$1,591,217	$2,038,900

Institutional Class Shares:
Net Assets	$2,352,152	$1,006,978	$1,591,217	$2,038,900
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	208,213,346	108,366,933	175,844,832	210,319,396

Net Asset Value, Offering and Redemption Price Per Share*	$11.30	$9.29	$9.05	$9.69

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2018

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$7,592	$16,221	$19,947	$19,516

Income Distributions from Unaffiliated Registered Investment Companies	3,234	6,285	6,676	5,201

Total Investment Income	10,826	22,506	26,623	24,717

Expenses:

Administration Fees	110	232	287	277

Investment Advisory Fees	53	98	98	71

Trustees’ Fees	10	20	25	24

Chief Compliance Officer Fees	3	7	8	8

Transfer Agent Fees	39	85	105	102

Printing Fees	24	52	64	62

Professional Fees	21	44	55	54

Registration Fees	19	46	60	60

Custodian Fees	—	1	1	1

Other Fees	8	16	20	19

Total Expenses	287	601	723	678

Net Investment Income	10,539	21,905	25,900	24,039

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	7,858	17,126	18,974	19,107

Net Realized Gain/(Loss) on Unaffiliated Investments	559	476	105	(210)

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	8,656	23,874	38,375	45,727

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	478	1,002	1,248	1,151

Net Change in Unrealized Depreciation on Affiliated Investments	(36,286)	(90,149)	(129,291)	(147,728)

Net Change in Unrealized Depreciation on Unaffiliated Investments	(5,784)	(11,213)	(12,809)	(11,160)

Net Realized and Unrealized Loss on Investments	(24,519)	(58,884)	(83,398)	(93,113)

Net Decrease in Net Assets Resulting from Operations	$(13,980)	$(36,979)	$(57,498)	$(69,074)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2018

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$21,733	$19,887	$15,121

Income Distributions from Unaffiliated Registered Investment Companies	4,383	3,041	1,808

Total Investment Income	26,116	22,928	16,929

Expenses:

Administration Fees	311	287	215

Investment Advisory Fees	55	35	21

Trustees’ Fees	27	25	19

Chief Compliance Officer Fees	9	8	6

Transfer Agent Fees	114	105	79

Printing Fees	70	64	48

Registration Fees	66	61	49

Professional Fees	60	56	42

Custodian Fees	1	1	1

Other Fees	20	22	15

Total Expenses	733	664	495

Net Investment Income	25,383	22,264	16,434

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	22,580	19,801	15,266

Net Realized Loss on Unaffiliated Investments	(290)	(210)	(109)

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	58,462	58,869	47,572

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	1,151	876	520

Net Change in Unrealized Depreciation on Affiliated Investments	(185,335)	(182,582)	(146,622)

Net Change in Unrealized Depreciation on Unaffiliated Investments	(10,621)	(8,027)	(4,785)

Net Realized and Unrealized Loss on Investments	(114,053)	(111,273)	(88,158)

Net Decrease in Net Assets Resulting from Operations	$(88,670)	$(89,009)	$(71,724)

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2018

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:

Income Distributions from Affiliated Registered Investment Companies	$8,780	$2,815	$576

Income Distributions from Unaffiliated Registered Investment Companies	949	300	61

Total Investment Income	9,729	3,115	637

Expenses:

Administration Fees	122	37	8

Investment Advisory Fees	11	3	1

Trustees’ Fees	11	3	1

Chief Compliance Officer Fees	4	1	—

Transfer Agent Fees	46	14	3

Registration Fees	31	11	3

Printing Fees	28	8	2

Professional Fees	24	7	1

Custodian Fees	1	—	—

Other Fees	6	4	—

Total Expenses	284	88	19

Net Investment Income	9,445	3,027	618

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain on Affiliated Investments	8,139	2,606	1,365

Net Realized Gain/(Loss) on Unaffiliated Investments	17	(16)	(6)

Distributions of Realized Gains from Affiliated Registered Investment Companies Shares	28,884	9,445	1,914

Distributions of Realized Gains from Unaffiliated Registered Investment Companies Shares	271	84	17

Net Change in Unrealized Depreciation on Affiliated Investments	(87,628)	(28,839)	(6,800)

Net Change in Unrealized Depreciation on Unaffiliated Investments	(2,567)	(798)	(159)

Net Realized and Unrealized Loss on Investments	(52,884)	(17,518)	(3,669)

Net Decrease in Net Assets Resulting from Operations	$(43,439)	$(14,491)	$(3,051)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the year ended December 31, 2018

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:

Dividend Income	$46,103	$12,345	$45,231	$1,959

Interest Income	729	—	—	60,159

Less: Foreign Taxes Withheld	(67)	—	(4,160)	—

Total Investment Income	46,765	12,345	41,071	62,118

Expenses:

Sub-Advisory Fees	4,780	4,634	4,597	3,282

Investment Advisory Fees	1,053	496	680	783

Administration Fees	888	419	574	661

Trustees’ Fees	23	11	15	16

Chief Compliance Officer Fees	7	3	4	5

Custodian Fees	177	143	771	225

Professional Fees	79	36	51	58

Pricing Fees	55	30	425	275

Registration Fees	48	33	37	62

Printing Fees	43	39	29	29

Transfer Agent Fees	11	5	7	8

Other Fees	55	26	41	40

Total Expenses	7,219	5,875	7,231	5,444

Net Investment Income	39,546	6,470	33,840	56,674

Net Realized and Unrealized Gain/(Loss) on Investments:

Net Realized Gain/(Loss) on Investments	148,671	113,337	35,670	(23,879)

Net Realized Gain/(Loss) on Futures Contracts	(426)	(187)	(1,665)	16

Net Realized Loss on Foreign Currency Transactions	—	—	(524)	(1,457)

Net Realized Loss on Forward Foreign Currency Contracts	(4)	—	(111)	(70)

Net Change in Unrealized Depreciation on Investments	(322,284)	(226,282)	(307,187)	(41,054)

Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	(827)	58	(498)	(145)

Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(2)	—	(68)	—

Net Change in Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	(50)

Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	360	—

Net Realized and Unrealized Loss on Investments	(174,872)	(113,074)	(274,023)	(66,639)

Net Decrease in Net Assets Resulting from Operations	$(135,326)	$(106,604)	$(240,183)	$(9,965)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$10,539	$8,381	$21,905	$16,239
Net Realized Gain on Affiliated and Unaffiliated Investments	8,417	8,608	17,602	13,193
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	9,134	6,463	24,876	15,947
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(42,070)	19,112	(101,362)	47,610

Net Increase/(Decrease) in Net Assets Resulting from Operations	(13,980)	42,564	(36,979)	92,989

Distributions:(1)	(27,862)	(18,222)	(60,142)	(32,519)

Capital Share Transactions:
Institutional Shares:
Issued	101,731	20,469	240,172	86,658
Reinvestment of Distributions	27,862	18,221	60,142	32,519
Redeemed	(72,103)	(85,648)	(103,774)	(74,224)

Increase/(Decrease) in Net Assets from Capital Share Transactions	57,490	(46,958)	196,540	44,953

Total Increase/(Decrease) in Net Assets	15,648	(22,616)	99,419	105,423

Net Assets:
Beginning of Year	439,687	462,303	877,534	772,111

End of Year(2)	$455,335	$439,687	$976,953	$877,534

Share Transactions:
Institutional Shares:
Issued	9,550	1,953	21,716	8,096
Reinvestment of Distributions	2,881	1,717	6,046	2,958
Redeemed	(6,873)	(8,246)	(9,540)	(6,980)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	5,558	(4,576)	18,222	4,074

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $0 and $0, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$25,900	$19,026	$24,039	$17,696
Net Realized Gain on Affiliated and Unaffiliated Investments	19,079	13,490	18,897	11,967
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	39,623	23,833	46,878	26,504
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(142,100)	71,803	(158,888)	82,986

Net Increase/(Decrease) in Net Assets Resulting from Operations	(57,498)	128,152	(69,074)	139,153

Distributions:(1)	(74,737)	(37,756)	(74,951)	(36,781)

Capital Share Transactions:
Institutional Shares:
Issued	267,692	130,169	281,167	134,916
Reinvestment of Distributions	74,737	37,756	74,951	36,781
Redeemed	(76,547)	(39,741)	(73,319)	(34,582)

Increase in Net Assets from Capital Share Transactions	265,882	128,184	282,799	137,115

Total Increase in Net Assets	133,647	218,580	138,774	239,487

Net Assets:
Beginning of Year	1,061,313	842,733	1,013,379	773,892

End of Year(2)	$1,194,960	$1,061,313	$1,152,153	$1,013,379

Share Transactions:
Institutional Shares:
Issued	23,477	11,949	24,147	12,265
Reinvestment of Distributions	7,399	3,339	7,385	3,187
Redeemed	(6,821)	(3,653)	(6,408)	(3,125)

Net Increase in Shares Outstanding from Share Transactions	24,055	11,635	25,124	12,327

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $0 and $0, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$25,383	$19,415	$22,264	$17,539
Net Realized Gain on Affiliated and Unaffiliated Investments	22,290	12,150	19,591	10,915
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	59,613	32,964	59,745	32,319
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(195,956)	105,873	(190,609)	104,565

Net Increase/(Decrease) in Net Assets Resulting from Operations	(88,670)	170,402	(89,009)	165,338

Distributions:(1)	(86,446)	(41,352)	(79,249)	(38,654)

Capital Share Transactions:
Institutional Shares:
Issued	302,571	154,433	262,764	156,449
Reinvestment of Distributions	86,446	41,352	79,249	38,654
Redeemed	(84,563)	(37,597)	(71,446)	(40,860)

Increase in Net Assets from Capital Share Transactions	304,454	158,188	270,567	154,243

Total Increase in Net Assets	129,338	287,238	102,309	280,927

Net Assets:
Beginning of Year	1,133,140	845,902	1,043,698	762,771

End of Year(2)	$1,262,478	$1,133,140	$1,146,007	$1,043,698

Share Transactions:
Institutional Shares:
Issued	25,466	13,876	21,868	13,942
Reinvestment of Distributions	8,475	3,510	7,749	3,239
Redeemed	(7,218)	(3,362)	(6,013)	(3,617)

Net Increase in Shares Outstanding from Share Transactions	26,723	14,024	23,604	13,564

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $0 and $0, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$16,434	$12,551	$9,445	$6,761
Net Realized Gain on Affiliated and Unaffiliated Investments	15,157	7,187	8,156	3,475
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	48,092	24,702	29,155	13,651
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(151,407)	78,173	(90,195)	40,209

Net Increase/(Decrease) in Net Assets Resulting from Operations	(71,724)	122,613	(43,439)	64,096

Distributions:(1)	(60,150)	(27,710)	(33,669)	(14,526)

Capital Share Transactions:
Institutional Shares:
Issued	234,804	140,447	174,803	109,506
Reinvestment of Distributions	60,149	27,710	33,669	14,527
Redeemed	(56,528)	(32,035)	(32,833)	(17,190)

Increase in Net Assets from Capital Share Transactions	238,425	136,122	175,639	106,843

Total Increase in Net Assets	106,551	231,025	98,531	156,413

Net Assets:
Beginning of Year	766,861	535,836	414,001	257,588

End of Year(2)	$873,412	$766,861	$512,532	$414,001

Share Transactions:
Institutional Shares:
Issued	19,448	12,444	14,396	9,642
Reinvestment of Distributions	5,867	2,307	3,258	1,200
Redeemed	(4,723)	(2,831)	(2,710)	(1,503)

Net Increase in Shares Outstanding from Share Transactions	20,592	11,920	14,944	9,339

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $0 and $0, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$3,027	$1,824	$618	$376
Net Realized Gain on Affiliated and Unaffiliated Investments	2,590	724	1,359	537
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	9,529	3,692	1,931	753
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	(29,637)	9,433	(6,959)	1,279

Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,491)	15,673	(3,051)	2,945

Distributions:(1)	(9,951)	(3,591)	(2,711)	(914)

Capital Share Transactions:
Institutional Shares:
Issued	81,491	47,091	23,578	14,049
Reinvestment of Distributions	9,951	3,591	2,711	914
Redeemed	(12,748)	(5,835)	(9,624)	(3,106)

Increase in Net Assets from Capital Share Transactions	78,694	44,847	16,665	11,857

Total Increase in Net Assets	54,252	56,929	10,903	13,888

Net Assets:
Beginning of Year	111,748	54,819	22,985	9,097

End of Year(2)	$166,000	$111,748	$33,888	$22,985

Share Transactions:
Institutional Shares:
Issued	6,723	4,142	1,946	1,231
Reinvestment of Distributions	957	296	267	75
Redeemed	(1,060)	(509)	(800)	(275)

Net Increase in Shares Outstanding from Share Transactions	6,620	3,929	1,413	1,031

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $0 and $0, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$39,546	$28,777	$6,470	$4,018
Net Realized Gain on Investments and Futures Contracts	148,245	114,879	113,150	103,834
Net Realized Loss on Forward Foreign Currency Transactions	(4)	(4)	—	—
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(323,111)	272,695	(226,224)	55,766
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(2)	13	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(135,326)	416,360	(106,604)	163,618

Distributions:(1)	(199,669)	(144,245)	(150,617)	(94,436)

Capital Share Transactions:
Institutional Shares:
Issued	548,789	556,932	207,302	156,258
Reinvestment of Distributions	199,670	144,245	150,617	94,435
Redeemed	(312,229)	(199,003)	(168,878)	(175,532)

Increase in Net Assets from Capital Share Transactions	436,230	502,174	189,041	75,161

Total Increase/(Decrease) in Net Assets	101,235	774,289	(68,180)	144,343

Net Assets:
Beginning of Year	2,250,917	1,476,628	1,075,158	930,815

End of Year(2)	$2,352,152	$2,250,917	$1,006,978	$1,075,158

Share Transactions:
Institutional Shares:
Issued	40,190	46,225	16,263	13,147
Reinvestment of Distributions	17,723	10,965	16,495	7,755
Redeemed	(23,060)	(15,767)	(13,425)	(14,823)

Net Increase in Shares Outstanding from Share Transactions	34,853	41,423	19,333	6,079

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed net investment income of $63 and $222, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2017
Operations:
Net Investment Income	$33,840	$27,299	$56,674	$36,544
Net Realized Gain/(Loss) on Investments and Futures Contracts	34,005	58,033	(23,863)	4,420
Net Realized Gain/(Loss) on Forward Foreign Currency Transactions and Foreign Currency Transactions	(635)	578	(1,527)	(370)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	(307,685)	246,751	(41,199)	18,173
Net Change in Unrealized Appreciation/(Depreciation) on Forward Contracts and Foreign Currency Transactions and Translation of other Assets and Liabilities Denominated in Foreign Currencies	(68)	243	(50)	(154)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	360	(401)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	(240,183)	332,503	(9,965)	58,613

Distributions:(1)	(100,442)	(40,026)	(55,856)	(37,554)

Capital Share Transactions:
Institutional Shares:
Issued	514,071	262,294	662,327	588,784
Reinvestment of Distributions	100,442	40,026	55,855	37,554
Redeemed	(152,639)	(357,559)	(195,341)	(134,858)

Increase/(Decrease) in Net Assets from Capital Share Transactions	461,874	(55,239)	522,841	491,480

Total Increase in Net Assets	121,249	237,238	457,020	512,539

Net Assets:
Beginning of Year	1,469,968	1,232,730	1,581,880	1,069,341

End of Year(2)	$1,591,217	$1,469,968	$2,038,900	$1,581,880

Share Transactions:
Institutional Shares:
Issued	47,491	25,765	66,879	58,589
Reinvestment of Distributions	11,076	3,589	5,776	3,739
Redeemed	(13,931)	(36,183)	(19,771)	(13,378)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	44,636	(6,829)	52,884	48,950

(1)	Current year presentation of distributions conforms with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 12).
(2)	Includes undistributed (distributions in excess of) net investment income of $(4,491) and $18, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2018	$10.51	$0.25	$(0.54)	$(0.29)	$(0.25)	$(0.36)	$(0.61)	$9.61	(2.65)%	$455,335	0.07%	2.43%	23%
2017	$9.96	$0.20	$0.80	$1.00	$(0.24)	$(0.21)	$(0.45)	$10.51	10.03%	$439,687	0.07%	1.89%	28%
2016	$9.76	$0.17	$0.34	$0.51	$(0.22)	$(0.09)	$(0.31)	$9.96	5.24%	$462,303	0.08%	1.69%	15%
2015	$10.07	$0.15	$(0.13)	$0.02	$(0.20)	$(0.13)	$(0.33)	$9.76	0.14%	$483,292	0.08%	1.45%	24%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2018	$10.90	$0.26	$(0.62)	$(0.36)	$(0.26)	$(0.38)	$(0.64)	$9.90	(3.25)%	$976,953	0.07%	2.39%	17%
2017	$10.10	$0.21	$1.01	$1.22	$(0.25)	$(0.17)	$(0.42)	$10.90	12.04%	$877,534	0.07%	1.98%	25%
2016	$9.82	$0.18	$0.40	$0.58	$(0.21)	$(0.09)	$(0.30)	$10.10	5.92%	$772,111	0.08%	1.79%	13%
2015	$10.11	$0.16	$(0.17)	$(0.01)	$(0.20)	$(0.08)	$(0.28)	$9.82	(0.10)%	$707,746	0.07%	1.56%	19%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2018	$11.22	$0.26	$(0.75)	$(0.49)	$(0.27)	$(0.39)	$(0.66)	$10.07	(4.28)%	$1,194,960	0.06%	2.28%	13%
2017	$10.15	$0.22	$1.26	$1.48	$(0.26)	$(0.15)	$(0.41)	$11.22	14.59%	$1,061,313	0.07%	2.00%	19%
2016	$9.81	$0.19	$0.46	$0.65	$(0.21)	$(0.10)	$(0.31)	$10.15	6.64%	$842,733	0.07%	1.87%	10%
2015	$10.11	$0.17	$(0.21)	$(0.04)	$(0.21)	$(0.05)	$(0.26)	$9.81	(0.35)%	$718,758	0.07%	1.64%	12%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2018	$11.44	$0.25	$(0.85)	$(0.60)	$(0.28)	$(0.42)	$(0.70)	$10.14	(5.20)%	$1,152,153	0.06%	2.20%	12%
2017	$10.15	$0.22	$1.50	$1.72	$(0.27)	$(0.16)	$(0.43)	$11.44	16.93%	$1,013,379	0.07%	1.98%	18%
2016	$9.76	$0.19	$0.52	$0.71	$(0.20)	$(0.12)	$(0.32)	$10.15	7.32%	$773,892	0.07%	1.91%	9%
2015	$10.09	$0.17	$(0.22)	$(0.05)	$(0.22)	$(0.06)	$(0.28)	$9.76	(0.52)%	$639,173	0.07%	1.70%	9%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2018	$11.68	$0.24	$(0.98)	$(0.74)	$(0.29)	$(0.45)	$(0.74)	$10.20	(6.24)%	$1,262,478	0.06%	2.07%	12%
2017	$10.19	$0.22	$1.71	$1.93	$(0.28)	$(0.16)	$(0.44)	$11.68	18.93%	$1,133,140	0.06%	1.96%	16%
2016	$9.75	$0.19	$0.58	$0.77	$(0.20)	$(0.13)	$(0.33)	$10.19	7.91%	$845,902	0.07%	1.89%	9%
2015	$10.10	$0.18	$(0.25)	$(0.07)	$(0.23)	$(0.05)	$(0.28)	$9.75	(0.70)%	$691,910	0.06%	1.71%	7%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2018	$11.83	$0.23	$(1.06)	$(0.83)	$(0.29)	$(0.46)	$(0.75)	$10.25	(6.89)%	$1,146,007	0.06%	1.97%	11%
2017	$10.21	$0.22	$1.85	$2.07	$(0.29)	$(0.16)	$(0.45)	$11.83	20.28%	$1,043,698	0.06%	1.94%	15%
2016	$9.75	$0.18	$0.61	$0.79	$(0.19)	$(0.14)	$(0.33)	$10.21	8.14%	$762,771	0.07%	1.86%	8%
2015	$10.10	$0.17	$(0.25)	$(0.08)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.73)%	$611,633	0.06%	1.68%	7%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2018	$11.90	$0.23	$(1.11)	$(0.88)	$(0.29)	$(0.46)	$(0.75)	$10.27	(7.27)%	$873,412	0.06%	1.94%	11%
2017	$10.20	$0.22	$1.92	$2.14	$(0.29)	$(0.15)	$(0.44)	$11.90	21.00%	$766,861	0.06%	1.93%	14%
2016	$9.74	$0.19	$0.60	$0.79	$(0.18)	$(0.15)	$(0.33)	$10.20	8.15%	$535,836	0.07%	1.89%	9%
2015	$10.09	$0.18	$(0.25)	$(0.07)	$(0.22)	$(0.06)	$(0.28)	$9.74	(0.66)%	$413,485	0.06%	1.71%	9%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2018	$12.01	$0.24	$(1.16)	$(0.92)	$(0.29)	$(0.43)	$(0.72)	$10.37	(7.52)%	$512,532	0.06%	1.96%	10%
2017	$10.24	$0.23	$1.97	$2.20	$(0.29)	$(0.14)	$(0.43)	$12.01	21.52%	$414,001	0.06%	2.02%	13%
2016	$9.75	$0.20	$0.60	$0.80	$(0.18)	$(0.13)	$(0.31)	$10.24	8.25%	$257,588	0.07%	1.98%	10%
2015	$10.09	$0.19	$(0.26)	$(0.07)	$(0.22)	$(0.05)	$(0.27)	$9.75	(0.70)%	$172,257	0.06%	1.82%	9%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the year or period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Year or Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Net Asset Value, End of Year or Period	Total Return‡	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2055 Fund* - Institutional Shares
2018	$12.03	$0.25	$(1.18)	$(0.93)	$(0.30)	$(0.37)	$—		$(0.67)	$10.43	(7.68)%	$166,000	0.06%	2.09%	12%
2017	$10.22	$0.26	$1.94	$2.20	$(0.29)	$(0.10)	$—		$(0.39)	$12.03	21.59%	$111,748	0.06%	2.24%	15%
2016	$9.70	$0.22	$0.58	$0.80	$(0.18)	$(0.10)	$—		$(0.28)	$10.22	8.28%	$54,819	0.07%	2.26%	16%
2015	$10.07	$0.23	$(0.30)	$(0.07)	$(0.21)	$(0.09)	$—		$(0.30)	$9.70	(0.66)%	$27,088	0.06%	2.19%	21%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$—		$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2018	$12.00	$0.25	$(1.18)	$(0.93)	$(0.29)	$(0.60)	$—		$(0.89)	$10.18	(7.65)%	$33,888	0.06%	2.05%	36%
2017	$10.27	$0.28	$1.94	$2.22	$(0.29)	$(0.20)	$—		$(0.49)	$12.00	21.66%	$22,985	0.07%	2.43%	27%
2016	$9.78	$0.21	$0.59	$0.80	$(0.18)	$(0.13)	$—		$(0.31)	$10.27	8.18%	$9,097	0.07%	2.10%	51%
2015	$10.12	$0.22	$(0.28)	$(0.06)	$(0.22)	$(0.06)	$—		$(0.28)	$9.78	(0.60)%	$5,748	0.06%	2.09%	100%
2014@	$10.00	$0.20	$0.19^	$0.39	$(0.27)	$—	$—		$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2018	$12.98	$0.22	$(0.87)	$(0.65)	$(0.19)	$(0.84)	$—		$(1.03)	$11.30	(4.82)%	$2,352,152	0.30%	1.65%	49%
2017	$11.19	$0.18	$2.49	$2.67	$(0.17)	$(0.71)	$—		$(0.88)	$12.98	23.84%	$2,250,917	0.31%	1.47%	41%
2016	$10.56	$0.18	$0.88	$1.06	$(0.17)	$(0.26)	$—		$(0.43)	$11.19	10.04%	$1,476,628	0.34%	1.65%	50%
2015	$10.82	$0.15	$0.17	$0.32	$(0.15)	$(0.43)	$—		$(0.58)	$10.56	2.91%	$1,239,696	0.35%	1.38%	126%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—		$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2018	$12.08	$0.07	$(1.24)	$(1.17)	$(0.06)	$(1.56)	$—		$(1.62)	$9.29	(9.30)%	$1,006,978	0.52%	0.57%	85%
2017	$11.22	$0.05	$1.97	$2.02	$(0.06)	$(1.10)	$—		$(1.16)	$12.08	17.95%	$1,075,158	0.53%	0.41%	100%
2016	$9.55	$0.08	$1.68	$1.76	$(0.09)	$—	$—		$(0.09)	$11.22	18.38%	$930,815	0.53%	0.86%	91%
2015	$10.32	$0.07	$(0.55)	$(0.48)	$(0.07)	$(0.22)	$—	(1)	$(0.29)	$9.55	(4.73)%	$780,852	0.55%	0.68%	154%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—		$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2018	$11.20	$0.24	$(1.79)	$(1.55)	$(0.19)	$(0.41)	$—		$(0.60)	$9.05	(13.75)%	$1,591,217	0.47%	2.19%	32%
2017	$8.93	$0.21	$2.37	$2.58	$(0.26)	$(0.05)	$—		$(0.31)	$11.20	28.95%	$1,469,968	0.49%	2.06%	125%
2016	$8.84	$0.20	$0.07	$0.27	$(0.18)	$—	$—		$(0.18)	$8.93	3.03%	$1,232,730	0.49%	2.22%	23%
2015	$9.30	$0.20	$(0.46)	$(0.26)	$(0.19)	$—	$(0.01)		$(0.20)	$8.84	(2.79)%	$1,026,913	0.50%	2.13%	21%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)		$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2018	$10.05	$0.31	$(0.40)	$(0.09)	$(0.27)	$—	$—		$(0.27)	$9.69	(0.86)%	$2,038,900	0.31%	3.18%	422%
2017	$9.86	$0.27	$0.16	$0.43	$(0.24)	$—	$—		$(0.24)	$10.05	4.41%	$1,581,880	0.31%	2.63%	547%
2016	$9.79	$0.24	$0.16	$0.40	$(0.23)	$(0.10)	$—		$(0.33)	$9.86	4.08%	$1,069,341	0.32%	2.37%	484%
2015	$10.00	$0.21	$(0.16)	$0.05	$(0.21)	$(0.05)	$—	(1)	$(0.26)	$9.79	0.57%	$920,322	0.34%	2.10%	533%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—		$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
††	Ratio does not include the expenses of the underlying funds, as applicable.
‡

Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.

^

The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Amount less than $0.01 per share.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	December 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.

Callan LLC serves as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE KP FUNDS	December 31, 2018

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of December 31, 2018, KP Large Cap Equity, KP International Equity and KP Fixed Income Funds had securities valued in accordance with fair value procedures. Refer to each Funds’ schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

KP International Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser may contact SEI Global Fund Services (the “Administrator”) to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

THE KP FUNDS	December 31, 2018

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended December 31, 2018, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. Tax is monitoring and accruing foreign capital cap gains for $283 (000) of which $51 (000) is related to India and $232 (000) is related to Thailand. Please refer to the Statement of Assets and Liabilities for further information.

As of and during the year ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2018 the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the year are presented on the Statements of Operations. Refer to each Funds’ Schedule of Investments for details regarding open forward foreign currency contracts.

THE KP FUNDS	December 31, 2018

For the year ended December 31, 2018, the average balances of forward foreign currency exchange contracts were as follows (000):

KP Fixed Income Fund
Average Monthly Notional Contracts Purchased	$(5,758)
Average Monthly Notional Contracts Sold	4,507

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2018, if applicable.

For the year ended December 31, 2018, the average balances of futures contracts were as follows (000):

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Average Monthly Market Value Balance Long	$18,202	$4,213	$17,319	$—
Average Monthly Market Value Balance Short	—	—	—	(2,056)

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of December 31, 2018, if applicable.

THE KP FUNDS	December 31, 2018

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern OTC financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of December 31, 2018, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of December 31, 2018 (000):

KP Fixed Income Fund

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†

Barclays PLC	$25	$25	$(4)	$(4)	$21	$—	$21

BNP Paribas	—	—	(68)	(68)	(68)	—	(68)

HSBC	13	13	(57)	(57)	(44)	—	(44)

State Street	—	—	(10)	(10)	(10)	—	(10)

Total over the counter	$38	$38	$(139)	$(139)

†

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE KP FUNDS	December 31, 2018

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the KP Fixed Income Fund’s exposure by type of risk on derivatives held throughout the period:

The fair value of derivative instruments as of December 31, 2018, is as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value (000)		Statement of Assets and Liability Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$—	*	Net Assets — Unrealized depreciation on futures contracts	$145	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	38	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	139	*

Total Derivatives not accounted for as hedging instruments		$38			$284

*	Includes cumulative appreciation/(depreciation) of futures and forward contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2018, were as follows:

The amount of realized gain/(loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$16	$—	$16
Foreign exchange contracts	—	(70)	(70)

Total	$16	$(70)	$(54)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(145)	$—	$(145)
Foreign exchange contracts	—	(50)	(50)

Total	$(145)	$(50)	$(195)

As of December 31, 2018, the KP Fixed Income Fund’s derivative instruments are not subject to a master netting arrangement. For the derivative exposure of the KP Large Cap Equity Fund, KP Small Cap Equity Fund and KP International Equity Fund refer to each funds’ Schedule of Investments and Statement of Operations.

THE KP FUNDS	December 31, 2018

4. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the year ended December 31, 2018, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$110	KP Retirement Path 2050 Fund	$122
KP Retirement Path 2020 Fund	$232	KP Retirement Path 2055 Fund	$37
KP Retirement Path 2025 Fund	$287	KP Retirement Path 2060 Fund	$8
KP Retirement Path 2030 Fund	$277	KP Large Cap Equity Fund	$888
KP Retirement Path 2035 Fund	$311	KP Small Cap Equity Fund	$419
KP Retirement Path 2040 Fund	$287	KP International Equity Fund	$574
KP Retirement Path 2045 Fund	$215	KP Fixed Income Fund	$661

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Northeast Retirement Services, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Transactions with Affiliates:

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Investment Advisory Agreements:

The Trust will pay to the Adviser as compensation for the Adviser’s services rendered, a fee (the “Advisory Fee”), determined in accordance with the calculation methodology set forth below. The Advisory Fee will be computed and accrued daily on an estimated basis by the Administrator and paid monthly in arrears based on a final determination by the Administrator.

The Advisory Fee payable by each Fund for any particular period will equal its pro rata portion of the total fee calculated by applying the Effective Fee Rate (defined below) to the Fund Asset Base (defined below), with each Fund’s pro rata portion determined by dividing the net assets of such Fund that are included in the Fund Asset Base by the total Fund Asset Base. The “Effective Fee Rate” will be determined by applying the following fee schedule to the Fund Asset Base:

0.05% on the first $4,000,000,000 of the Fund Asset Base;

0.04% on the Fund Asset Base between $4,000,000,001 and $7,000,000,000;

0.03% on the Fund Asset Base between $7,000,000,001 and $10,000,000,000; and

0.025% on the Fund Asset Base over $10,000,000,000.

The “Fund Asset Base” equals the Core Funds Asset Base (defined below) plus the Target Date Funds Asset Base (defined below). The “Core Funds Asset Base” equals the sum of the net assets of each Core Fund. The “Target Date Funds Asset Base” equals the sum of the net assets of each Target Date Fund invested in investment companies to which the Adviser does not serve as investment adviser. The Fund Asset Base will be estimated daily and determined monthly based on the preceding methodology, in all cases based on the net assets as of the close of business on the preceding day in the case of the daily estimate and based on the average daily net assets average daily net assets in the month for the monthly calculation.

THE KP FUNDS	December 31, 2018

The Effective Fee Rate determined at the beginning of a month shall be used throughout the month for purposes of the daily estimate, and shall be recalculated for the month to make the final determination. In the event that the estimated daily fee for a Fund differs from the final determination by an amount sufficient to require an adjustment to the Net Asset Value of the Fund for any day, such difference shall be treated as a pricing error under the Trust’s policy.

The Adviser has entered into sub-advisory agreements with each sub-adviser under which the sub-adviser makes investment decisions for the assets it has been allocated to manage. For its service, each sub-adviser receives a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisors directly are labeled as “Sub-Advisory Fees” on the Statements of Operations.

As of December 31, 2018, the Adviser has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
AQR Capital Management, LLC	Acadian Asset Management LLC
MFS Investment Management	Marathon Asset Management LLP
PanAgora Asset Management, Inc.	MFS Investment Management
SSgA Funds Management, Inc.	Sprucegrove Investment Management Ltd.
T. Rowe Price	SSgA Funds Management, Inc.
William Blair & Company, LLC

KP Small Cap Equity Fund	KP Fixed Income Fund
Aristotle Capital Boston, LLC	Credit Suisse Asset Management
CastleArk Management, LLC	Loomis, Sayles & Company, LP
Columbus Circle Investors	Payden & Rygel
DePrince Race & Zollo, Inc.	SSgA Funds Management, Inc.
PENN Capital Management Company, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

7. Investment Transactions:

For the year ended December 31, 2018, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$147,556	$98,272
KP Retirement Path 2020 Fund	339,648	156,493
KP Retirement Path 2025 Fund	399,919	143,283
KP Retirement Path 2030 Fund	412,832	134,093
KP Retirement Path 2035 Fund	449,914	146,939
KP Retirement Path 2040 Fund	394,199	120,892
KP Retirement Path 2045 Fund	332,281	89,489
KP Retirement Path 2050 Fund	230,820	50,252
KP Retirement Path 2055 Fund	99,098	17,798
KP Retirement Path 2060 Fund	27,200	10,696
KP Large Cap Equity Fund	1,423,532	1,153,803
KP Small Cap Equity Fund	969,908	919,535
KP International Equity Fund	874,228	484,111
KP Fixed Income Fund	1,193,049	988,693

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $6,078,265 (000) and $5,794,024 (000), respectively.

8. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent,

THE KP FUNDS	December 31, 2018

they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. The following permanent differences primarily attributable to the reclassification of distributions, PFICs and investment in partnership, have been reclassified to/from the following accounts during the year ended December 31, 2018 (000).

	Paid-in Capital	Distributable Earnings
KP Small Cap Equity Fund	$(1)	$1

These reclassifications have no impact on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions declared during the year or period ended December 31, 2018 and December 31, 2017 were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2018	$11,803	$16,059	$—	$27,862
	2017	18,222	—	—	18,222
KP Retirement Path 2020 Fund	2018	25,272	34,870	—	60,142
	2017	32,519	—	—	32,519
KP Retirement Path 2025 Fund	2018	31,490	43,247	—	74,737
	2017	37,756	—	—	37,756
KP Retirement Path 2030 Fund	2018	30,892	44,059	—	74,951
	2017	36,781	—	—	36,781
KP Retirement Path 2035 Fund	2018	34,445	52,001	—	86,446
	2017	41,352	—	—	41,352
KP Retirement Path 2040 Fund	2018	31,604	47,645	—	79,249
	2017	38,654	—	—	38,654
KP Retirement Path 2045 Fund	2018	24,064	36,086	—	60,150
	2017	27,710	—	—	27,710
KP Retirement Path 2050 Fund	2018	14,097	19,572	—	33,669
	2017	14,526	—	—	14,526
KP Retirement Path 2055 Fund	2018	4,535	5,416	—	9,951
	2017	3,591	—	—	3,591
KP Retirement Path 2060 Fund	2018	928	1,783	—	2,711
	2017	914	—	—	914
KP Large Cap Equity Fund	2018	46,521	153,148	—	199,669
	2017	144,245	—	—	144,245
KP Small Cap Equity Fund	2018	62,717	87,900	—	150,617
	2017	94,436	—	—	94,436
KP International Equity Fund	2018	38,316	62,126	—	100,442
	2017	40,026	—	—	40,026
KP Fixed Income Fund	2018	55,856	—	—	55,856
	2017	37,554	—	—	37,554

As of December 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$—	$8,478	$—	$—	$(19,873)	$1	$(11,394)
KP Retirement Path 2020 Fund	—	22,993	—	—	(45,186)	—	(22,193)
KP Retirement Path 2025 Fund	—	35,046	—	—	(57,741)	5	(22,690)
KP Retirement Path 2030 Fund	—	41,145	—	—	(62,306)	1	(21,160)
KP Retirement Path 2035 Fund	—	51,888	—	—	(71,564)	—	(19,676)
KP Retirement Path 2040 Fund	—	51,771	—	—	(67,814)	—	(16,043)
KP Retirement Path 2045 Fund	—	41,666	—	—	(61,633)	—	(19,967)
KP Retirement Path 2050 Fund	—	25,049	—	—	(45,734)	1	(20,684)
KP Retirement Path 2055 Fund	—	8,317	—	—	(19,669)	(3)	(11,355)
KP Retirement Path 2060 Fund	—	1,704	—	—	(5,450)	—	(3,746)
KP Large Cap Equity Fund	830	15,518	—	(6,112)	98,507	2	108,745

THE KP FUNDS	December 31, 2018

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/ (Accumulated Losses)
KP Small Cap Equity Fund	$434	$—	$—	$(6,968)	$(90,899)	$(1)	$(97,434)
KP International Equity Fund	—	—	—	(1,419)	(121,565)	(3)	(122,987)
KP Fixed Income Fund	—	—	(19,861)	(2,412)	(36,197)	(320)	(58,790)

Post-October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows (000):

	Short-Term Loss	Long-Term Loss
KP Fixed Income Fund	$(16,365)	$(3,496)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) for Federal income tax purposes at December 31, 2018, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$475,234	$—	$(19,873)	$(19,873)
KP Retirement Path 2020 Fund	1,022,198	—	(45,186)	(45,186)
KP Retirement Path 2025 Fund	1,252,773	—	(57,741)	(57,741)
KP Retirement Path 2030 Fund	1,214,528	—	(62,306)	(62,306)
KP Retirement Path 2035 Fund	1,334,114	—	(71,564)	(71,564)
KP Retirement Path 2040 Fund	1,213,885	—	(67,814)	(67,814)
KP Retirement Path 2045 Fund	935,095	—	(61,633)	(61,633)
KP Retirement Path 2050 Fund	558,298	—	(45,734)	(45,734)
KP Retirement Path 2055 Fund	185,681	—	(19,669)	(19,669)
KP Retirement Path 2060 Fund	39,340	—	(5,450)	(5,450)
KP Large Cap Equity Fund	2,243,314	289,296	(190,789)	98,507
KP Small Cap Equity Fund	1,093,444	74,669	(165,568)	(90,899)
KP International Equity Fund	1,696,743	96,151	(217,442)	(121,291)
KP Fixed Income Fund	2,142,840	11,006	(47,184)	(36,178)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

9 Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Allocation Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser’s judgment about, and allocations among, Substrategies and sub-advisers may adversely affect the Fund’s performance.

Asset Allocation Risk (Target Date Funds) — The Fund is subject to asset allocation risk, which is the risk that the selection of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

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Asset-Backed Securities Risk (KP Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk (KP Fixed Income Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Common Stock Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Convertible and Preferred Securities Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (KP Large Cap Equity Fund, KP Fixed Income Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (KP Fixed Income Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk (KP International Equity Fund, KP Fixed Income Fund) — As a result of the Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Depositary Receipts Risk (KP Large Cap Equity Fund, KP International Equity Fund) — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Derivatives Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s use of futures contracts, forward contracts, credit linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described below. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is described below. The Fund’s use of forward contracts, credit-linked notes, structured notes and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (“ETFs”) Risk (KP Large Cap Equity Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities in which the ETF invests, although lack of liquidity in an ETF could result in its value being more volatile than the value of its underlying securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (KP Fixed Income Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

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Fixed Income Market Risk (KP Fixed Income Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk (KP Large Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk (KP Fixed Income Fund) — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Geographic Concentration Risk (KP International Equity Fund) — Since the Fund focuses its investments in particular foreign countries or geographic regions, it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

Growth Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Interest Rate Risk (KP Fixed Income Fund) — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Rates associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment in Europe Risk (KP International Equity Fund) — The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union (“EU”) or debt restructuring. Assistance given to an EU member state may be dependent on a country’s implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by European issuers and therefore may adversely affect the Fund and its investments in such securities.

Investment in Japan Risk (KP International Equity Fund) — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.

Investment in Underlying Funds Risk (Target Date Funds) — The value of an investment in the Fund is based primarily on the prices of the Underlying Funds in which the Fund invests. In turn, the price of each Underlying Fund is based on the value of its assets. The Fund, and thus its shareholders, bears its own direct expenses in addition to bearing a proportionate share of expenses of the Underlying Funds, which may make owning shares of the Fund more costly than owning shares of the Underlying Funds directly. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds and the types of investments made by those Underlying Funds. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall asset allocation and Underlying Fund allocation.

•

Allocation Risk — With respect to an Underlying Fund that uses a multi-manager structure, the Underlying Fund’s investment adviser’s judgment about, and allocations among, sub-advisers and their investment programs may adversely affect the Underlying Fund’s performance.

•

Asset-Backed Securities Risk — Payment of principal and interest on assetbacked securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

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•

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return. These risks may be increased in foreign and emerging markets.

•

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

•

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

•

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

•	Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

•

Currency Risk — As a result of an Underlying Fund’s investments in securities or other instruments denominated in, and/or receiving revenues in, foreign currencies, the Underlying Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Underlying Fund would be adversely affected.

•

Depositary Receipts Risk — Depositary receipts are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject tomany of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

•

Derivatives Risk — An Underlying Fund’s use of futures contracts, forward contracts, credit-linked notes, structured notes and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk and liquidity risk are described below. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Underlying Fund’s share price and may also cause the Underlying Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. An Underlying Fund’s use of forward contracts, structured notes and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause an Underlying Fund to lose more than the principal amount invested in a derivative instrument. An Underlying Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

•	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

•

Fixed Income Market Risk — The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

•

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements

THE KP FUNDS	December 31, 2018

and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

•

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there may be no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

•

Geographic Concentration Risk — An Underlying Fund that focuses its investments in particular foreign countries or geographic regions may be more volatile than a more geographically diversified fund. The performance of the Underlying Fund will be affected by the political, social and economic conditions in those foreign countries and geographic regions and subject to the related risks.

•

Growth Investing Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

•

Income Fluctuations Risk — An Underlying Fund’s income distributions may be likely to fluctuate considerably more than the income distributions of other mutual funds, particularly with respect to income fluctuations associated with changes in inflation.

•

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

•

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

•

Large Capitalization Companies Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

•

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that an Underlying Fund would like. An Underlying Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Underlying Fund management or performance.

•

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•

Mortgage Dollar Rolls Risk — An Underlying Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Underlying Fund. At the time an Underlying Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by an Underlying Fund.

•

Municipal Securities Risk — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of an Underlying Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

•

Passive Sub-strategy Risk — A certain portion of an Underlying Fund’s assets (i.e., a sub-strategy) may not be actively managed. Instead, such sub-strategy may be managed to track the performance of an unmanaged

THE KP FUNDS	December 31, 2018

index of securities. As a result, the sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Underlying Fund’s return to be lower than if the sub-strategy were managed pursuant to an active strategy. In addition, the return of the sub-strategy may not match or achieve a high degree of correlation with the returns of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of such portion, and other reasons.

•

Portfolio Turnover Risk — Due to its investment strategy, an Underlying Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

•

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring an Underlying Fund to invest the proceeds at generally lower interest rates.

•

Senior Loans/Bank Loans Risk — With respect to senior loans, including bank loans, an Underlying Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. An Underlying Fund may have difficulty in certain cases of disposing of senior loans and bank loans as the market for such instruments is not as liquid as markets for other types of investments.

•

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which an Underlying Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

•

U.S. Government Securities Risk — An Underlying Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Investment Style Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that large capitalization equity securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Companies Risk (KP Large Cap Equity Fund, KP International Equity Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund, Target Date Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

Model and Data Risk (KP Large Cap Equity Fund) — Quantitative models and information, and data supplied by third parties (“Models and Data”), are used to construct sets of transactions and investments, and to provide risk management insights. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Some of the models used for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used will not be successful in

THE KP FUNDS	December 31, 2018

selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

Mortgage-Backed Securities Risk (KP Fixed Income Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Mortgage Dollar Rolls Risk (KP Fixed Income Fund) — The Fund’s use of mortgage dollar rolls may increase its portfolio turnover rate, and may lead to higher transaction costs and increased capital gains for the Fund. At the time the Fund enters into a mortgage dollar roll, it will earmark or set aside in a segregated account sufficient cash or liquid assets to cover its obligation under the transaction. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

Multi-Manager Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Securities Risk (KP Fixed Income Fund) — There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund’s municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer’s ability to levy and collect taxes.

Passive Sub-strategy Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The Fund’s Sub-strategy managed by SSGA FM is not actively managed. Instead, SSGA FM attempts to track the performance of an unmanaged index of securities. As a result, the Sub-strategy will hold constituent securities of its index regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Fund’s return to be lower than if the Sub-strategy employed an active strategy. In addition, the Substrategy’s return may not match or achieve a high degree of correlation with the return of its index due to expenses and transaction costs, the unavailability of securities included in the index for purchase, the timing of cash flows into and out of the Sub-strategy, and other reasons.

Portfolio Turnover Risk (KP Small Cap Equity Fund, KP Fixed Income Fund, KP Fixed Income Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk (KP Fixed Income Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Retirement Income Risk (Target Date Funds) — The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. An investor’s ability to meet his or her retirement goals is dependent upon many factors including the amount the investor saves, the investor’s expected retirement date, the investor’s individual retirement needs, the investor’s other sources of income and other assets, and inflation. The Fund’s glide path (or allocation methodology) will not eliminate the investment volatility that could reduce the amount of funds available for an investor to withdraw when the investor intends to begin to withdraw a portion or all of his or her investment in the Fund. The Fund is considered a “through retirement” fund because it continues to grow more conservative through its target date year, reaching its most conservative asset allocation five years after the target date year. The Fund, therefore, provides greater exposure to equity securities during the first five years of an investor’s assumed retirement age and is subject to greater volatility than if it had reached its most conservative allocation during the target date year. This risk is greater for an investor who begins to withdraw a

THE KP FUNDS	December 31, 2018

portion or all of his or her investment in the Fund before the Fund reaches its most conservative allocation. Conversely, for an investor who begins to withdraw a portion or all of his or her investment in the Fund sometime after the Fund reaches its most conservative allocation, there is a greater risk that the Fund’s glide path (or allocation methodology) may over-emphasize conservative investments designed to ensure capital conservation and current income, which may ultimately prevent the investor from achieving his or her income and appreciation goals. There can be no assurance that an investor’s investment in the Fund will provide income in amounts adequate to meet the investor’s goals. An investor should consider these and other factors when choosing an overall retirement strategy, including an investment in the Fund.

Rights and Warrants Risk (KP Large Cap Equity Fund) — Rights and warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Rights and warrants may be more speculative than other types of investments. The price of a right or warrant may be more volatile than the price of its underlying security, and an investment in a right or warrant may therefore create greater potential for capital loss than an investment in the underlying security. A right or warrant ceases to have value if it is not exercised prior to its expiration date.

Senior Loans/Bank Loans Risk (KP Fixed Income Fund) — With respect to senior loans, including bank loans, the Fund, as a direct lender to the borrower, assumes the credit risk of the borrower directly, or, through purchase of a participation in a bank loan, assumes both the credit risk of the direct bank lender as well as the borrower. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.

Small and Medium Capitalization Companies Risk (KP Small Cap Equity Fund, KP International Equity Fund) — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange. The market for small and medium capitalization stocks may be less liquid than the market for larger capitalization stocks.

Tracking Error Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, KP Fixed Income Fund) — The risk that a Sub-strategy’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Sub-strategy’s investments and the benchmark and other factors.

U.S. Government Securities Risk (KP Fixed Income Fund) — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Value Investing Risk (KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund) — If a sub-adviser’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Valuation Risk (KP Fixed Income Fund) — The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the Fund.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

THE KP FUNDS	December 31, 2018

11. Other:

At December 31, 2018, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for each Fund, which are comprised of either affiliated shareholders, the Target Date Funds, or unaffiliated shareholders, omnibus accounts that are held on behalf of individual shareholders, was as follows:

	Number of affiliated shareholders	% of outstanding shares held	Number of non-affiliated shareholders	% of outstanding shares held
KP Retirement Path 2015 Fund	—	0%	1	100%
KP Retirement Path 2020 Fund	—	0%	1	100%
KP Retirement Path 2025 Fund	—	0%	1	100%
KP Retirement Path 2030 Fund	—	0%	1	100%
KP Retirement Path 2035 Fund	—	0%	1	100%
KP Retirement Path 2040 Fund	—	0%	1	100%
KP Retirement Path 2045 Fund	—	0%	1	100%
KP Retirement Path 2050 Fund	—	0%	1	100%
KP Retirement Path 2055 Fund	—	0%	1	100%
KP Retirement Path 2060 Fund	—	0%	1	100%
KP Large Cap Equity Fund	5	77%	—	0%
KP Small Cap Equity Fund	3	35%	1	35%
KP International Equity Fund	5	78%	—	0%
KP Fixed Income Fund	5	79%	—	0%

12. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets and Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

	Net Investment Income	Net Realized Gains	Total
KP Retirement Path 2015 Fund	$9,790	$8,432	$18,222
KP Retirement Path 2020 Fund	19,678	12,841	32,519
KP Retirement Path 2025 Fund	24,188	13,568	37,756
KP Retirement Path 2030 Fund	23,531	13,250	36,781
KP Retirement Path 2035 Fund	26,789	14,563	41,352
KP Retirement Path 2040 Fund	24,829	13,825	38,654
KP Retirement Path 2045 Fund	18,256	9,454	27,710
KP Retirement Path 2050 Fund	9,852	4,674	14,526
KP Retirement Path 2055 Fund	2,656	935	3,591
KP Retirement Path 2060 Fund	544	370	914
KP Large Cap Equity Fund	29,727	114,518	144,245
KP Small Cap Equity Fund	5,537	88,899	94,436
KP International Equity Fund	33,624	6,402	40,026
KP Fixed Income Fund	37,093	461	37,554

13. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For

THE KP FUNDS	December 31, 2018

public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE KP FUNDS	December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The KP Funds and Shareholders of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, KP Retirement Path 2060 Fund, KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (constituting The KP Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2018, the related statements of operations for the year ended December 31, 2018, the statements of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 28, 2019

We have served as the auditor of one or more investment companies in Callan LLC since 2013.

THE KP FUNDS	December 31, 2018

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, year of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past 5 Years
INTERESTED TRUSTEES

ROBERT A. NESHER (Born: 1946)	Chairman of the Board of Trustees[1] (Since 2013)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, 2007 to 2013. President and Director of SEI Opportunity Fund, L.P. to 2010. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
N. JEFFREY KLAUDER (Born: 1952)	Trustee[1] (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.

1

Trustees who are deemed to be “interested persons” (as the term is defined in the 1940 Act) of the Trust are referred to as “Interested Trustees”. Messrs. Nesher and Klauder are deemed Interested Trustees by virtue of their affiliation with the Distributor and/or its affiliates.

THE KP FUNDS	December 31, 2018

“Independent Trustees.” The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2018:

Other Directorships Held in the Past 5 Years

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments-Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

THE KP FUNDS	December 31, 2018

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
INDEPENDENT TRUSTEES

JOSEPH T. GRAUSE JR. (Born: 1952)	Trustee (Since 2013) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2007.
MITCHELL A. JOHNSON (Born: 1942)	Trustee (Since 2013)	Retired. Private Investor since 1994.
BETTY L. KRIKORIAN (Born: 1943)	Trustee (Since 2013)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.
BRUCE R. SPECA (Born: 1956)	Trustee (Since 2013)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
GEORGE J. SULLIVAN JR. (Born: 1942)	Trustee (Since 2013)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.
TRACIE E. AHERN (Born: 1968)	Trustee (Since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.

THE KP FUNDS	December 31, 2018

Other Directorships Held in the Past 5 Years

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

THE KP FUNDS	December 31, 2018

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in Past 5 Years
OFFICERS

MICHAEL BEATTIE (Born: 1965)	President (Since 2013)	Director of Client Service, SEI Investments, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE KP FUNDS	December 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2018 and held for the six-month period ended December 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	December 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratios	Expenses Paid During Period*

KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$973.50	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.90	0.07%	$0.36

KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$964.80	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.90	0.07%	$0.36

KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$952.90	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$940.60	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$929.70	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$922.50	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$918.00	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

	Beginning Account Value 7/1/2018	Ending Account Value 12/31/2018	Annualized Expense Ratios	Expenses Paid During Period*

KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$915.70	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$914.00	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$913.60	0.06%	$0.29
Hypothetical 5% Return	$1,000.00	$1,024.90	0.06%	$0.31

KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$921.90	0.30%	$1.45
Hypothetical 5% Return	$1,000.00	$1,023.70	0.30%	$1.53

KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$847.40	0.52%	$2.42
Hypothetical 5% Return	$1,000.00	$1,022.60	0.52%	$2.65

KP International Equity Fund
Actual Fund Return	$1,000.00	$892.00	0.48%	$2.29
Hypothetical 5% Return	$1,000.00	$1,022.80	0.48%	$2.45

KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,010.50	0.31%	$1.57
Hypothetical 5% Return	$1,000.00	$1,023.60	0.31%	$1.58

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

THE KP FUNDS	December 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The KP Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on August 21, 2018 and November 14, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the investment advisory agreement between Callan LLC (the “Adviser”) and the Trust, on behalf of the Funds;

•

the sub-advisory agreements between the Adviser and certain sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Funds, as set forth in the following table:

Sub-Adviser	Fund(s)
Acadian Asset Management LLC	KP International Equity Fund
AQR Capital Management, LLC	KP Large Cap Equity Fund
Aristotle Capital Boston, LLC	KP Small Cap Equity Fund
CastleArk Management LLC	KP Small Cap Equity Fund
Columbus Circle Investors	KP Small Cap Equity Fund
DePrince Race & Zollo, Inc.	KP Small Cap Equity Fund
Loomis, Sayles & Company, L.P.	KP Fixed Income Fund
Marathon Asset Management LLP	KP International Equity Fund
MFS Investment Management	KP Large Cap Equity Fund KP International Equity Fund
PanAgora Asset Management, Inc.	KP Large Cap Equity Fund
Payden & Rygel	KP Fixed Income Fund
PENN Capital Management Company, Inc.	KP Small Cap Equity Fund
SSgA Funds Management, Inc.	KP Large Cap Equity Fund KP Small Cap Equity Fund KP International Equity Fund KP Fixed Income Fund
T. Rowe Price Associates, Inc.	KP Large Cap Equity Fund
Walthausen & Co., LLC	KP Small Cap Equity Fund

In preparation for the meetings, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and certain Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Funds presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Advisers and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

THE KP FUNDS	December 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Funds and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Funds, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser and the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the

THE KP FUNDS	December 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Funds and Adviser’s willingness to continue its expense limitation arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Advisers’ views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE KP FUNDS	December 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2018 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2018 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal period ended December 31, 2018 the Funds are designating the following with regard to distributions paid during the period:

								Foreign Investors
Fund	Return of Capital (Tax Basis)	Long- Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gains Dividends(5)
KP Retirement Path 2015 Fund	0.00%	57.64%	42.36%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2020 Fund	0.00%	57.98%	42.02%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Retirement Path 2025 Fund	0.00%	57.87%	42.13%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2030 Fund	0.00%	58.78%	41.22%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2035 Fund	0.00%	60.15%	39.85%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2040 Fund	0.00%	60.12%	39.88%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2045 Fund	0.00%	59.99%	40.01%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2050 Fund	0.00%	58.13%	41.87%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2055 Fund	0.00%	54.42%	45.58%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%
KP Retirement Path 2060 Fund	0.00%	65.78%	34.22%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Large Cap Equity Fund	0.00%	76.70%	23.30%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Small Cap Equity Fund	0.00%	58.36%	41.64%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP International Equity Fund	0.00%	61.85%	38.15%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%
KP Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

THE KP FUNDS	December 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited) (Continued)

The following KP Funds designate long term capital gains for December 31, 2017, calendar year end:

Fund	Long Term Capital Gain
KP Retirement Path 2015 Fund	$7,987,660
KP Retirement Path 2020 Fund	17,650,722
KP Retirement Path 2025 Fund	24,130,245
KP Retirement Path 2030 Fund	25,285,135
KP Retirement Path 2035 Fund	30,089,160
KP Retirement Path 2040 Fund	28,767,102
KP Retirement Path 2045 Fund	21,786,151
KP Retirement Path 2050 Fund	11,796,299
KP Retirement Path 2055 Fund	3,168,887
KP Retirement Path 2060 Fund	654,299
KP Large Cap Equity Fund	15,366,985
KP Small Cap Equity Fund	16,025,660
KP International Equity Fund	25,534,536
KP Fixed Income Fund	—

The KP Funds

Investment Adviser

Callan LLC

600 Montgomery Street, Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds.

To Obtain a Prospectus, SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the Prospectus, SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-AR-001-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2018			2017
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$241,155	$0	$0	$236,425	$0	$0
(b)	Audit-Related Fees	N/A	$0	$0	N/A	$0	$0
(c)	Tax Fees	N/A	$0	$0	N/A	$0	$0
(d)	All Other Fees	N/A	$0	$0	N/A	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant ‘s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimus” exception of Rule 2-01(c)(7)(i)(C) were as follows (PwC):

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: March 8, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: March 8, 2019